UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund

Fidelity® Small Cap Index Fund

Annual Report

April 30, 2021

Contents

Note to Shareholders
Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2021	Past 1 year	Past 5 years	Life of fundA
Fidelity® Mid Cap Index Fund	59.59%	15.57%	15.09%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$38,804	Fidelity® Mid Cap Index Fund
$38,877	Russell Midcap® Index

Fidelity® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 45.98% for the 12 months ending April 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of two COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars in aid to boost consumers and the economy. This backdrop fueled a sharp market rotation, with small-cap value stocks usurping long-standing leadership from large growth shares. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. Reflecting this shift, the financials sector (+63%) led the way for the full period, riding momentum among banks, whose profit outlook improved amid rising long-term interest rates and a steeper yield curve. Materials (+63%) and industrials (+61%) closely followed. Conversely, notable “laggards” included the defensive utilities (+21%) and consumer staples (+23%) sectors.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending April 30, 2021, the fund gained 59.59%, roughly in line with the 59.57% advance of the benchmark Russell MidCap® index. By sector, information technology gained about 61% and contributed most, followed by industrials, which gained 66% and consumer discretionary, which advanced 81%. The financials sector rose 75%, health care gained roughly 48%, and materials advanced 79%. Other notable contributors included the real estate (+45%), communication services (+80%), energy (+59%), consumer staples (+27%) and utilities (+18%) sectors. Turning to individual stocks, the top contributor was Freeport McMoRan (+328%), from the materials sector, followed by Moderna (+289%), within the pharmaceuticals, biotechnology & life sciences group. In software & services, Twilio advanced roughly 227% and Align Technology (+177%) from the health care equipment & services category also helped. HP, within the technology hardware & equipment segment, rose about 110% and boosted the fund. In contrast, the biggest individual detractor was L3Harris Technologies (-12%), from the capital goods industry. Fiserv, within the software & services category, returned -8% and hindered the fund. In pharmaceuticals, biotechnology & life sciences, Viatris (-14%) hurt. Other detractors were Quidel (-53%) and Centene (-10%), from the health care equipment & services group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Freeport-McMoRan, Inc.	0.5
Twilio, Inc. Class A	0.5
Moderna, Inc.	0.5
KLA Corp.	0.5
Align Technology, Inc.	0.4
IDEXX Laboratories, Inc.	0.4
Johnson Controls International PLC	0.4
Ford Motor Co.	0.4
IQVIA Holdings, Inc.	0.4
HP, Inc.	0.4
4.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	18.5
Industrials	15.7
Health Care	12.2
Consumer Discretionary	12.1
Financials	12.1
Real Estate	7.3
Materials	5.9
Utilities	4.8
Communication Services	4.7
Consumer Staples	3.6

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.1%

Fidelity® Mid Cap Index Fund

Schedule of Investments April 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc.	2,258,732	$28,979,532
Entertainment - 1.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	121,681	1,760,724
Class B (a)	241,764	3,046,226
Live Nation Entertainment, Inc. (a)	292,009	23,909,697
Madison Square Garden Entertainment Corp. (a)	38,808	3,516,393
Madison Square Garden Sports Corp. (a)	38,870	7,184,731
Playtika Holding Corp.	155,953	4,332,374
Roku, Inc. Class A (a)	224,161	76,880,498
Spotify Technology SA (a)	275,867	69,551,588
Take-Two Interactive Software, Inc. (a)	234,501	41,126,785
World Wrestling Entertainment, Inc. Class A (b)	95,337	5,254,022
Zynga, Inc. (a)	1,827,218	19,770,499
		256,333,537
Interactive Media & Services - 1.5%
IAC (a)	154,194	39,083,553
Match Group, Inc. (a)	460,789	71,712,592
Pinterest, Inc. Class A (a)	826,483	54,853,677
TripAdvisor, Inc. (a)	206,944	9,753,271
Twitter, Inc. (a)	1,604,693	88,611,147
Zillow Group, Inc.:
Class A (a)	121,765	16,237,363
Class C (a)(b)	296,713	38,608,296
		318,859,899
Media - 1.9%
Altice U.S.A., Inc. Class A (a)	463,339	16,823,839
Cable One, Inc.	10,987	19,666,730
Discovery Communications, Inc.:
Class A (a)	319,651	12,038,057
Class C (non-vtg.) (a)	640,676	20,700,242
DISH Network Corp. Class A (a)	505,549	22,643,540
Fox Corp.:
Class A	689,140	25,787,619
Class B	323,858	11,781,954
Interpublic Group of Companies, Inc.	798,584	25,355,042
John Wiley & Sons, Inc. Class A	89,341	5,087,077
Liberty Broadband Corp.:
Class A (a)	50,491	7,960,916
Class C (a)	329,026	53,539,111
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	407,401	19,123,403
Liberty Media Class A (a)	51,213	2,121,242
Liberty SiriusXM Series A (a)	169,777	7,672,223
Liberty SiriusXM Series C (a)	356,213	16,111,514
News Corp.:
Class A	799,992	20,955,790
Class B	246,877	6,001,580
Nexstar Broadcasting Group, Inc. Class A	87,580	12,910,168
Omnicom Group, Inc.	437,504	35,989,079
Sirius XM Holdings, Inc. (b)	2,289,115	13,963,602
The New York Times Co. Class A	335,176	15,220,342
ViacomCBS, Inc.:
Class A (b)	26,275	1,187,630
Class B	1,152,118	47,259,880
		419,900,580
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	211,186	4,853,054
U.S. Cellular Corp. (a)	31,391	1,071,375
		5,924,429

TOTAL COMMUNICATION SERVICES		1,029,997,977

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.7%
Aptiv PLC (a)	550,923	79,272,310
BorgWarner, Inc.	502,125	24,393,233
Gentex Corp.	503,645	17,718,231
Lear Corp.	123,022	22,616,364
		144,000,138
Automobiles - 0.6%
Ford Motor Co. (a)	8,028,783	92,652,156
Harley-Davidson, Inc.	315,035	15,238,243
Thor Industries, Inc. (b)	109,486	15,502,123
		123,392,522
Distributors - 0.4%
Genuine Parts Co.	289,146	36,134,576
LKQ Corp. (a)	621,509	29,030,685
Pool Corp.	79,700	33,674,844
		98,840,105
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	123,201	17,843,201
Chegg, Inc. (a)(b)	268,485	24,252,250
Frontdoor, Inc. (a)	176,031	9,422,939
Graham Holdings Co.	8,042	5,111,576
Grand Canyon Education, Inc. (a)	96,059	10,402,229
H&R Block, Inc.	382,023	8,503,832
Service Corp. International	346,855	18,535,931
Terminix Global Holdings, Inc. (a)	272,157	13,850,070
		107,922,028
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	469,332	18,242,935
Carnival Corp. (a)	1,249,707	34,941,808
Chipotle Mexican Grill, Inc. (a)	57,306	85,502,271
Choice Hotels International, Inc.	71,242	8,107,340
Darden Restaurants, Inc.	267,460	39,241,731
Domino's Pizza, Inc.	80,130	33,842,104
Expedia, Inc. (a)	284,115	50,069,586
Extended Stay America, Inc. unit	365,531	7,270,412
Hilton Worldwide Holdings, Inc.	561,158	72,221,035
Hyatt Hotels Corp. Class A (a)(b)	74,460	6,130,292
MGM Resorts International	968,047	39,418,874
Norwegian Cruise Line Holdings Ltd. (a)(b)	746,865	23,190,158
Planet Fitness, Inc. (a)(b)	168,926	14,188,095
Royal Caribbean Cruises Ltd.	406,250	35,323,438
Six Flags Entertainment Corp. (a)	157,430	7,396,061
Travel+Leisure Co.	172,501	11,131,490
Vail Resorts, Inc.	82,171	26,718,722
Wendy's Co.	370,471	8,361,530
Wyndham Hotels & Resorts, Inc.	188,165	13,756,743
Wynn Resorts Ltd. (a)	216,171	27,756,356
Yum China Holdings, Inc.	823,789	51,832,804
		614,643,785
Household Durables - 1.6%
D.R. Horton, Inc.	680,313	66,867,965
Garmin Ltd.	307,588	42,213,377
Leggett & Platt, Inc.	272,082	13,514,313
Lennar Corp.:
Class A	554,467	57,442,781
Class B	35,835	2,887,226
Mohawk Industries, Inc. (a)	119,398	24,536,289
Newell Brands, Inc.	791,628	21,342,291
NVR, Inc. (a)	6,870	34,474,347
PulteGroup, Inc.	549,948	32,512,926
Tempur Sealy International, Inc.	388,081	14,801,409
Toll Brothers, Inc.	231,127	14,491,663
Whirlpool Corp.	127,197	30,075,731
		355,160,318
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	242,908	48,287,681
GrubHub, Inc. (a)	189,496	12,893,308
Qurate Retail, Inc. Series A	783,027	9,318,021
Wayfair LLC Class A (a)(b)	145,700	43,064,549
		113,563,559
Leisure Products - 0.6%
Brunswick Corp.	162,134	17,369,415
Hasbro, Inc. (b)	261,616	26,017,711
Mattel, Inc. (a)	705,599	15,142,155
Peloton Interactive, Inc. Class A (a)	523,102	51,447,082
Polaris, Inc.	119,512	16,735,265
		126,711,628
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	482,742	55,467,056
Kohl's Corp.	323,220	18,960,085
Nordstrom, Inc. (a)(b)	224,966	8,251,753
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	112,840	10,411,747
		93,090,641
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	134,565	26,934,530
AutoNation, Inc. (a)	117,661	12,057,899
AutoZone, Inc. (a)	46,815	68,542,778
Best Buy Co., Inc.	469,686	54,610,391
Burlington Stores, Inc. (a)	133,738	43,642,722
CarMax, Inc. (a)	334,641	44,587,567
Carvana Co. Class A (a)(b)	114,948	32,790,066
Dick's Sporting Goods, Inc.	128,219	10,588,325
Five Below, Inc. (a)	112,327	22,608,055
Floor & Decor Holdings, Inc. Class A (a)	192,852	21,391,144
Foot Locker, Inc.	213,166	12,572,531
Gap, Inc.	374,846	12,407,403
L Brands, Inc. (a)	471,080	31,044,172
Leslie's, Inc. (b)	155,661	4,423,886
O'Reilly Automotive, Inc. (a)	144,263	79,760,127
Penske Automotive Group, Inc.	65,202	5,717,563
Petco Health & Wellness Co., Inc. (b)	108,583	2,564,730
Tractor Supply Co.	237,894	44,866,808
Ulta Beauty, Inc. (a)	110,801	36,492,309
Vroom, Inc. (b)	212,109	9,814,283
Williams-Sonoma, Inc.	158,047	26,986,525
		604,403,814
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	294,462	16,218,967
Carter's, Inc.	88,608	9,639,664
Columbia Sportswear Co.	59,165	6,449,577
Hanesbrands, Inc.	714,764	15,052,930
lululemon athletica, Inc. (a)	233,798	78,385,455
PVH Corp.	144,556	16,360,848
Ralph Lauren Corp.	96,940	12,921,133
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	275,306	13,349,588
Tapestry, Inc.	568,266	27,191,528
Under Armour, Inc.:
Class A (sub. vtg.) (a)	388,592	9,446,672
Class C (non-vtg.) (a)	403,398	8,031,654
VF Corp.	663,504	58,162,761
		271,210,777

TOTAL CONSUMER DISCRETIONARY		2,652,939,315

CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	18,284	22,242,303
Brown-Forman Corp.:
Class A	92,487	6,598,947
Class B (non-vtg.)	371,240	28,318,187
Molson Coors Beverage Co. Class B (a)	367,312	20,183,794
		77,343,231
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc. (b)	320,542	5,952,465
Casey's General Stores, Inc.	75,719	16,824,005
Grocery Outlet Holding Corp. (a)(b)	151,130	6,104,141
Kroger Co.	1,562,076	57,078,257
Sprouts Farmers Market LLC (a)	245,090	6,276,755
U.S. Foods Holding Corp. (a)	450,973	18,697,341
		110,932,964
Food Products - 2.2%
Archer Daniels Midland Co.	1,139,313	71,924,830
Beyond Meat, Inc. (a)(b)	107,611	14,170,216
Bunge Ltd.	278,803	23,536,549
Campbell Soup Co. (b)	401,495	19,171,386
Conagra Brands, Inc.	1,003,884	37,234,058
Flowers Foods, Inc.	402,037	9,632,807
Hormel Foods Corp. (b)	574,610	26,546,982
Ingredion, Inc.	138,142	12,903,844
Kellogg Co. (b)	517,940	32,329,815
Lamb Weston Holdings, Inc.	299,717	24,127,219
McCormick & Co., Inc. (non-vtg.)	510,042	46,087,395
Pilgrim's Pride Corp. (a)	106,892	2,561,132
Post Holdings, Inc. (a)	123,402	14,040,680
Seaboard Corp.	526	1,882,023
The Hain Celestial Group, Inc. (a)	175,090	7,180,441
The Hershey Co.	302,322	49,671,505
The J.M. Smucker Co. (b)	227,587	29,811,621
TreeHouse Foods, Inc. (a)(b)	117,051	5,571,628
Tyson Foods, Inc. Class A	591,260	45,793,087
		474,177,218
Household Products - 0.5%
Church & Dwight Co., Inc.	511,269	43,836,204
Energizer Holdings, Inc. (b)	140,861	6,944,447
Reynolds Consumer Products, Inc. (b)	102,192	2,996,269
Spectrum Brands Holdings, Inc.	86,147	7,592,997
The Clorox Co.	260,188	47,484,310
		108,854,227
Personal Products - 0.1%
Coty, Inc. Class A (a)	593,042	5,936,350
Herbalife Nutrition Ltd. (a)	184,524	8,445,663
Nu Skin Enterprises, Inc. Class A	104,240	5,510,126
		19,892,139

TOTAL CONSUMER STAPLES		791,199,779

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A (b)	1,362,355	27,356,088
Halliburton Co.	1,845,083	36,089,823
Helmerich & Payne, Inc. (b)	224,796	5,761,521
NOV, Inc. (a)	719,492	10,756,405
		79,963,837
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream GP LP (b)	601,413	5,196,208
APA Corp.	781,456	15,629,120
Cabot Oil & Gas Corp.	813,432	13,559,911
Cheniere Energy, Inc. (a)	477,582	37,022,157
Cimarex Energy Co.	208,699	13,815,874
Continental Resources, Inc. (b)	156,064	4,251,183
Devon Energy Corp.	1,218,457	28,487,525
Diamondback Energy, Inc.	350,290	28,629,202
EQT Corp. (a)	570,113	10,889,158
Equitrans Midstream Corp.	549,168	4,481,211
Hess Corp.	567,548	42,288,001
HollyFrontier Corp.	311,208	10,892,280
Marathon Oil Corp.	1,633,046	18,388,098
Marathon Petroleum Corp.	1,336,302	74,365,206
Murphy Oil Corp. (b)	309,318	5,236,754
Occidental Petroleum Corp.	1,732,277	43,930,545
ONEOK, Inc.	914,538	47,866,919
Pioneer Natural Resources Co.	416,127	64,012,816
Targa Resources Corp.	467,959	16,233,498
The Williams Companies, Inc.	2,513,032	61,217,460
		546,393,126

TOTAL ENERGY		626,356,963

FINANCIALS - 12.1%
Banks - 3.4%
Associated Banc-Corp.	318,774	6,977,963
Bank of Hawaii Corp. (b)	82,324	7,482,428
Bank OZK	251,661	10,315,584
BOK Financial Corp.	64,231	5,648,474
Citizens Financial Group, Inc.	877,469	40,609,265
Comerica, Inc.	286,376	21,524,020
Commerce Bancshares, Inc. (b)	216,713	16,862,439
Cullen/Frost Bankers, Inc.	115,403	13,855,284
East West Bancorp, Inc.	289,585	22,051,898
Fifth Third Bancorp	1,461,284	59,240,453
First Citizens Bancshares, Inc.	12,903	11,192,836
First Hawaiian, Inc.	269,203	7,392,314
First Horizon National Corp.	1,122,338	20,527,562
First Republic Bank	355,009	65,051,849
FNB Corp., Pennsylvania	673,856	8,686,004
Huntington Bancshares, Inc.	2,078,360	31,840,475
KeyCorp	2,000,290	43,526,310
M&T Bank Corp.	263,738	41,588,845
PacWest Bancorp	239,942	10,415,882
Peoples United Financial, Inc.	875,301	15,869,207
Pinnacle Financial Partners, Inc.	151,297	13,259,669
Popular, Inc.	170,358	12,599,678
Prosperity Bancshares, Inc.	183,646	13,472,271
Regions Financial Corp.	1,975,610	43,068,298
Signature Bank	115,636	29,083,610
Sterling Bancorp	398,721	10,019,859
SVB Financial Group (a)	105,701	60,443,003
Synovus Financial Corp.	299,496	14,034,383
TCF Financial Corp.	310,166	14,118,756
Umpqua Holdings Corp.	456,409	8,507,464
Webster Financial Corp.	184,055	9,738,350
Western Alliance Bancorp.	200,515	21,068,111
Wintrust Financial Corp.	116,077	8,949,537
Zions Bancorp NA	332,301	18,542,396
		737,564,477
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	92,338	14,882,115
Ameriprise Financial, Inc.	242,647	62,699,985
Apollo Global Management LLC Class A (b)	351,659	19,471,359
Ares Management Corp.	215,775	11,332,503
Carlyle Group LP	242,759	10,356,099
Cboe Global Markets, Inc.	221,938	23,163,669
Evercore, Inc. Class A	80,878	11,333,434
FactSet Research Systems, Inc.	76,320	25,660,310
Franklin Resources, Inc.	568,370	17,051,100
Interactive Brokers Group, Inc.	150,738	10,780,782
Invesco Ltd.	774,945	20,923,515
KKR & Co. LP	1,116,864	63,192,165
Lazard Ltd. Class A	207,659	9,342,578
LPL Financial	161,280	25,272,576
MarketAxess Holdings, Inc.	75,867	37,057,995
Morningstar, Inc.	44,300	11,739,943
MSCI, Inc.	165,436	80,363,846
NASDAQ, Inc.	235,193	37,993,077
Northern Trust Corp.	395,618	45,021,328
Raymond James Financial, Inc.	252,118	32,971,992
SEI Investments Co.	231,113	14,199,583
State Street Corp.	724,912	60,856,362
T. Rowe Price Group, Inc.	465,179	83,360,077
Tradeweb Markets, Inc. Class A	171,835	13,966,749
Virtu Financial, Inc. Class A	130,766	3,874,597
		746,867,739
Consumer Finance - 1.0%
Ally Financial, Inc.	766,378	39,430,148
Credit Acceptance Corp. (a)(b)	19,260	7,603,655
Discover Financial Services	629,514	71,764,596
LendingTree, Inc. (a)(b)	22,505	4,647,057
OneMain Holdings, Inc.	149,565	8,505,762
Santander Consumer U.S.A. Holdings, Inc.	147,523	5,006,931
SLM Corp.	769,967	15,137,551
Synchrony Financial	1,198,511	52,422,871
Upstart Holdings, Inc. (b)	28,581	3,115,901
		207,634,472
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	825,884	28,270,009
Jefferies Financial Group, Inc.	456,372	14,836,654
Voya Financial, Inc. (b)	254,538	17,262,767
		60,369,430
Insurance - 3.6%
Alleghany Corp. (a)	28,163	19,121,832
American Financial Group, Inc.	146,233	17,966,186
American National Group, Inc.	15,406	1,746,270
Arch Capital Group Ltd. (a)	806,636	32,031,516
Arthur J. Gallagher & Co.	392,104	56,835,475
Assurant, Inc.	120,879	18,808,772
Assured Guaranty Ltd.	161,130	8,193,461
Athene Holding Ltd. (a)	233,596	13,938,673
Axis Capital Holdings Ltd.	172,517	9,626,449
Brighthouse Financial, Inc. (a)	183,323	8,577,683
Brown & Brown, Inc.	482,807	25,675,676
Cincinnati Financial Corp.	307,966	34,701,609
CNA Financial Corp.	57,480	2,697,536
Erie Indemnity Co. Class A	51,530	11,028,451
Everest Re Group Ltd.	81,088	22,457,322
Fidelity National Financial, Inc.	564,297	25,743,229
First American Financial Corp.	222,909	14,377,631
Globe Life, Inc.	211,392	21,665,566
GoHealth, Inc. (a)(b)	92,637	1,105,159
Hanover Insurance Group, Inc.	74,820	10,348,354
Hartford Financial Services Group, Inc.	735,790	48,532,708
Kemper Corp.	126,857	9,902,457
Lemonade, Inc. (a)(b)	68,558	6,197,643
Lincoln National Corp.	397,031	25,461,598
Loews Corp.	465,968	25,977,716
Markel Corp. (a)	27,736	32,629,185
Mercury General Corp.	57,289	3,567,386
Old Republic International Corp.	582,204	14,333,862
Primerica, Inc.	80,504	12,862,124
Principal Financial Group, Inc.	557,943	35,635,819
Prudential Financial, Inc.	815,461	81,839,666
Reinsurance Group of America, Inc.	139,560	18,216,767
RenaissanceRe Holdings Ltd.	104,243	17,597,261
Unum Group	419,969	11,868,324
W.R. Berkley Corp.	285,233	22,738,775
White Mountains Insurance Group Ltd.	6,239	7,271,118
Willis Towers Watson PLC	264,835	68,555,188
		799,834,447
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,108,355	19,872,805
Annaly Capital Management, Inc.	2,897,800	26,312,024
New Residential Investment Corp.	951,448	10,199,523
Starwood Property Trust, Inc.	559,733	14,452,306
		70,836,658
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	692,566	10,554,706
New York Community Bancorp, Inc.	929,903	11,121,640
TFS Financial Corp.	99,990	1,955,804
		23,632,150

TOTAL FINANCIALS		2,646,739,373

HEALTH CARE - 12.2%
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (a)	232,822	4,786,820
Acceleron Pharma, Inc. (a)	106,733	13,338,423
Agios Pharmaceuticals, Inc. (a)(b)	128,267	7,157,299
Alexion Pharmaceuticals, Inc. (a)	438,678	73,996,205
Alkermes PLC (a)	331,690	7,298,838
Alnylam Pharmaceuticals, Inc. (a)	238,784	33,582,582
BioMarin Pharmaceutical, Inc. (a)	373,463	29,100,237
bluebird bio, Inc. (a)	21,004	630,120
Exact Sciences Corp. (a)	306,494	40,402,039
Exelixis, Inc. (a)	637,744	15,701,257
Global Blood Therapeutics, Inc. (a)(b)	125,027	5,098,601
Incyte Corp. (a)	381,452	32,568,372
Ionis Pharmaceuticals, Inc. (a)(b)	271,881	11,641,944
Iovance Biotherapeutics, Inc. (a)	285,696	8,982,282
Moderna, Inc. (a)	587,731	105,098,057
Neurocrine Biosciences, Inc. (a)	192,637	18,202,270
Repligen Corp. (a)	111,744	23,657,322
Sage Therapeutics, Inc. (a)(b)	106,131	8,358,878
Sana Biotechnology, Inc. (b)	55,976	1,203,484
Sarepta Therapeutics, Inc. (a)(b)	157,197	11,135,835
Seagen, Inc. (a)	261,733	37,626,736
United Therapeutics Corp. (a)	89,927	18,125,686
		507,693,287
Health Care Equipment & Supplies - 3.6%
Abiomed, Inc. (a)	90,991	29,183,543
Align Technology, Inc. (a)	160,574	95,626,634
Dentsply Sirona, Inc.	449,677	30,357,694
Envista Holdings Corp. (a)	327,596	14,178,355
Globus Medical, Inc. (a)	155,406	11,153,489
Haemonetics Corp. (a)	103,773	6,979,772
Hill-Rom Holdings, Inc.	137,369	15,140,811
Hologic, Inc. (a)	527,653	34,587,654
ICU Medical, Inc. (a)	40,154	8,362,874
IDEXX Laboratories, Inc. (a)	173,026	94,989,544
Insulet Corp. (a)	135,001	39,854,995
Integra LifeSciences Holdings Corp. (a)	146,781	10,873,536
Masimo Corp. (a)(b)	100,463	23,374,726
Novocure Ltd. (a)	207,262	42,302,174
Penumbra, Inc. (a)	67,875	20,769,071
Quidel Corp. (a)	76,574	8,024,189
ResMed, Inc.	294,907	55,433,669
STERIS PLC	172,891	36,483,459
Tandem Diabetes Care, Inc. (a)	124,799	11,469,028
Teleflex, Inc.	95,514	40,352,755
The Cooper Companies, Inc.	100,113	41,135,431
West Pharmaceutical Services, Inc.	151,031	49,616,704
Zimmer Biomet Holdings, Inc.	426,273	75,518,525
		795,768,632
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	180,255	10,981,135
Amedisys, Inc. (a)	65,905	17,784,464
AmerisourceBergen Corp.	300,291	36,275,153
Cardinal Health, Inc.	601,700	36,306,578
Chemed Corp.	31,855	15,182,412
DaVita HealthCare Partners, Inc. (a)	152,975	17,826,177
Encompass Health Corp.	202,474	17,181,944
Guardant Health, Inc. (a)	169,100	26,883,518
Henry Schein, Inc. (a)	293,177	21,255,333
Laboratory Corp. of America Holdings (a)	199,462	53,030,962
McKesson Corp.	327,706	61,464,537
Molina Healthcare, Inc. (a)	120,766	30,807,407
Oak Street Health, Inc. (a)(b)	185,606	11,438,898
Premier, Inc.	251,542	8,892,010
Quest Diagnostics, Inc.	275,041	36,272,407
Signify Health, Inc. (b)	46,480	1,317,708
Universal Health Services, Inc. Class B	151,220	22,442,560
		425,343,203
Health Care Technology - 0.8%
American Well Corp. (b)	119,162	1,833,903
Cerner Corp.	626,378	47,009,669
Certara, Inc. (b)	86,994	2,767,279
Change Healthcare, Inc. (a)	498,534	11,441,355
Teladoc Health, Inc. (a)(b)	221,797	38,226,713
Veeva Systems, Inc. Class A (a)	278,403	78,634,927
		179,913,846
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	118,323	23,404,289
Adaptive Biotechnologies Corp. (a)(b)	157,706	6,560,570
Agilent Technologies, Inc.	627,672	83,882,086
Avantor, Inc. (a)	1,018,508	32,632,996
Berkeley Lights, Inc. (a)	51,650	2,536,532
Bio-Rad Laboratories, Inc. Class A (a)	43,467	27,389,861
Bio-Techne Corp.	79,048	33,792,230
Bruker Corp.	212,008	14,526,788
Charles River Laboratories International, Inc. (a)	100,414	33,382,634
IQVIA Holdings, Inc. (a)	390,993	91,762,147
Maravai LifeSciences Holdings, Inc.	176,204	6,856,098
Mettler-Toledo International, Inc. (a)	47,488	62,366,940
PerkinElmer, Inc.	229,135	29,702,770
PPD, Inc. (a)	329,010	15,200,262
PRA Health Sciences, Inc. (a)	129,860	21,672,335
QIAGEN NV (a)	462,570	22,263,494
Sotera Health Co.	163,169	4,203,233
Syneos Health, Inc. (a)(b)	168,116	14,264,643
Waters Corp. (a)	125,800	37,723,646
		564,123,554
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	334,600	37,632,462
Elanco Animal Health, Inc. (a)	935,708	29,671,301
Horizon Therapeutics PLC (a)	401,608	38,000,149
Jazz Pharmaceuticals PLC (a)	113,429	18,647,728
Nektar Therapeutics (a)(b)	360,393	7,067,307
Perrigo Co. PLC	284,065	11,825,626
Reata Pharmaceuticals, Inc. (a)(b)	54,308	5,506,831
Royalty Pharma PLC (b)	660,518	29,062,792
Viatris, Inc. (a)	2,489,045	33,104,299
		210,518,495

TOTAL HEALTH CARE		2,683,361,017

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	128,760	19,521,304
BWX Technologies, Inc.	196,488	13,148,977
Curtiss-Wright Corp.	85,282	10,907,568
HEICO Corp.	91,939	12,945,011
HEICO Corp. Class A	159,357	20,123,602
Hexcel Corp. (a)	171,630	9,681,648
Howmet Aerospace, Inc. (a)	810,349	25,898,754
Huntington Ingalls Industries, Inc.	81,636	17,332,956
Mercury Systems, Inc. (a)	112,964	8,499,411
Spirit AeroSystems Holdings, Inc. Class A	216,095	9,873,381
Teledyne Technologies, Inc. (a)	74,569	33,388,270
Textron, Inc.	467,570	30,036,697
TransDigm Group, Inc. (a)	108,684	66,703,718
Virgin Galactic Holdings, Inc. (a)(b)	138,736	3,073,002
		281,134,299
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	272,639	26,467,794
Expeditors International of Washington, Inc.	346,105	38,023,095
XPO Logistics, Inc. (a)	186,801	25,987,755
		90,478,644
Airlines - 1.1%
Alaska Air Group, Inc. (a)	249,269	17,234,459
American Airlines Group, Inc. (a)(b)	1,272,062	27,629,187
Copa Holdings SA Class A (a)	64,732	5,599,318
Delta Air Lines, Inc. (a)	1,313,564	61,632,423
JetBlue Airways Corp. (a)	646,862	13,170,110
Southwest Airlines Co. (a)	1,211,481	76,056,777
United Airlines Holdings, Inc. (a)	641,772	34,912,397
		236,234,671
Building Products - 2.1%
A.O. Smith Corp.	273,498	18,529,490
Allegion PLC	189,556	25,472,535
Armstrong World Industries, Inc.	98,503	10,209,836
Carrier Global Corp.	1,786,486	77,855,060
Fortune Brands Home & Security, Inc.	283,132	29,723,197
Johnson Controls International PLC	1,496,815	93,311,447
Lennox International, Inc.	70,982	23,803,104
Masco Corp.	526,864	33,656,072
Owens Corning	219,748	21,273,804
The AZEK Co., Inc.	187,864	9,070,074
Trane Technologies PLC	491,255	85,394,857
Trex Co., Inc. (a)	237,806	25,680,670
		453,980,146
Commercial Services & Supplies - 1.1%
ADT, Inc.	318,544	2,930,605
Cintas Corp.	181,488	62,638,768
Clean Harbors, Inc. (a)	105,488	9,384,212
Copart, Inc. (a)	421,913	52,532,388
Driven Brands Holdings, Inc.	75,812	2,162,158
IAA Spinco, Inc. (a)	276,169	17,346,175
MSA Safety, Inc.	74,761	12,018,578
Republic Services, Inc.	431,389	45,856,651
Rollins, Inc.	456,587	17,021,563
Stericycle, Inc. (a)	187,627	14,312,188
		236,203,286
Construction & Engineering - 0.2%
AECOM (a)	289,900	19,258,057
Quanta Services, Inc.	280,820	27,138,445
Valmont Industries, Inc.	43,174	10,657,502
		57,054,004
Electrical Equipment - 1.2%
Acuity Brands, Inc. (b)	73,536	13,642,399
AMETEK, Inc.	471,100	63,565,523
Array Technologies, Inc.	253,516	7,139,011
Generac Holdings, Inc. (a)	125,706	40,722,459
GrafTech International Ltd.	350,680	4,460,650
Hubbell, Inc. Class B	111,035	21,319,830
nVent Electric PLC	322,006	9,805,083
Regal Beloit Corp.	83,491	12,058,605
Rockwell Automation, Inc.	238,530	63,033,938
Sensata Technologies, Inc. PLC (a)	317,075	18,307,911
Shoals Technologies Group, Inc.	183,153	5,873,717
Vertiv Holdings Co.	489,678	11,115,691
		271,044,817
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	108,242	20,744,579
Machinery - 4.0%
AGCO Corp.	126,724	18,491,566
Allison Transmission Holdings, Inc.	232,889	9,657,907
Colfax Corp. (a)	228,288	10,316,335
Crane Co.	100,115	9,416,817
Cummins, Inc.	303,427	76,475,741
Donaldson Co., Inc.	260,582	16,385,396
Dover Corp.	295,167	44,035,965
Flowserve Corp.	269,068	10,665,856
Fortive Corp.	611,973	43,339,928
Gates Industrial Corp. PLC (a)	137,797	2,376,998
Graco, Inc.	338,499	25,996,723
IDEX Corp.	154,880	34,724,096
Ingersoll Rand, Inc. (a)	712,945	35,226,612
ITT, Inc.	177,675	16,756,529
Lincoln Electric Holdings, Inc.	117,057	14,989,149
Middleby Corp. (a)	113,131	20,512,913
Nordson Corp.	118,020	24,950,608
Oshkosh Corp.	139,512	17,359,478
Otis Worldwide Corp.	839,728	65,389,619
PACCAR, Inc.	698,235	62,757,362
Parker Hannifin Corp.	263,340	82,638,725
Pentair PLC	338,879	21,861,084
Snap-On, Inc.	110,608	26,280,461
Stanley Black & Decker, Inc.	317,201	65,587,651
Timken Co.	130,426	10,938,829
Toro Co.	219,247	25,125,706
Trinity Industries, Inc. (b)	184,061	5,087,446
Westinghouse Air Brake Co.	372,545	30,574,768
Woodward, Inc.	115,476	14,435,655
Xylem, Inc.	367,666	40,682,243
		883,038,166
Marine - 0.0%
Kirby Corp. (a)	122,798	7,822,233
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	278,009	23,060,847
CACI International, Inc. Class A (a)	51,062	13,013,661
CoreLogic, Inc.	149,944	11,950,537
CoStar Group, Inc. (a)	80,226	68,547,501
Dun & Bradstreet Holdings, Inc. (a)	286,213	6,800,421
Equifax, Inc.	248,862	57,046,636
FTI Consulting, Inc. (a)	72,639	10,085,925
IHS Markit Ltd.	816,457	87,834,444
Jacobs Engineering Group, Inc. (b)	265,520	35,476,127
Leidos Holdings, Inc.	276,797	28,034,000
Manpower, Inc.	119,302	14,422,419
Nielsen Holdings PLC	734,276	18,834,179
Robert Half International, Inc.	226,553	19,848,308
Science Applications International Corp. (b)	119,687	10,702,412
TransUnion Holding Co., Inc.	390,466	40,838,839
Verisk Analytics, Inc.	326,171	61,385,382
		507,881,638
Road & Rail - 1.0%
AMERCO	18,263	10,896,254
J.B. Hunt Transport Services, Inc.	172,215	29,398,823
Kansas City Southern	186,537	54,507,977
Knight-Swift Transportation Holdings, Inc. Class A	258,331	12,172,557
Landstar System, Inc.	78,297	13,489,007
Lyft, Inc. (a)	518,480	28,858,597
Old Dominion Freight Lines, Inc.	200,564	51,707,405
Ryder System, Inc.	108,276	8,644,756
Schneider National, Inc. Class B	124,731	3,022,232
		212,697,608
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	219,191	10,238,412
Fastenal Co.	1,178,510	61,612,503
MSC Industrial Direct Co., Inc. Class A	95,414	8,602,526
United Rentals, Inc. (a)	148,112	47,388,434
Univar, Inc. (a)	344,239	8,037,981
W.W. Grainger, Inc.	89,960	39,001,258
Watsco, Inc.	66,912	19,595,848
		194,476,962
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	150,384	5,009,291

TOTAL INDUSTRIALS		3,457,800,344

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	120,654	38,026,521
Ciena Corp. (a)	313,867	15,840,867
CommScope Holding Co., Inc. (a)	405,157	6,664,833
EchoStar Holding Corp. Class A (a)	101,545	2,482,775
F5 Networks, Inc. (a)	126,851	23,690,693
Juniper Networks, Inc.	678,360	17,223,560
Lumentum Holdings, Inc. (a)	155,546	13,229,187
Motorola Solutions, Inc.	349,745	65,856,984
Ubiquiti, Inc. (b)	17,266	4,926,508
ViaSat, Inc. (a)(b)	127,492	6,602,811
		194,544,739
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	1,200,204	80,821,737
Arrow Electronics, Inc. (a)	151,464	17,277,498
Avnet, Inc.	203,090	8,919,713
CDW Corp.	291,803	52,037,229
Cognex Corp.	344,616	29,678,330
Coherent, Inc. (a)	50,255	13,065,797
Corning, Inc.	1,542,643	68,200,247
Dolby Laboratories, Inc. Class A	131,349	13,327,983
FLIR Systems, Inc.	268,999	16,131,870
IPG Photonics Corp. (a)	72,947	15,837,523
Jabil, Inc.	301,481	15,803,634
Keysight Technologies, Inc. (a)	385,097	55,588,752
Littelfuse, Inc.	48,453	12,851,674
National Instruments Corp.	265,706	11,002,885
SYNNEX Corp.	85,181	10,323,937
Trimble, Inc. (a)	512,721	42,043,122
Vontier Corp. (a)	314,611	9,859,909
Zebra Technologies Corp. Class A (a)	107,945	52,649,094
		525,420,934
IT Services - 3.7%
Akamai Technologies, Inc. (a)	329,047	35,767,409
Alliance Data Systems Corp.	96,260	11,344,241
Amdocs Ltd.	265,517	20,375,775
BigCommerce Holdings, Inc. (a)(b)	89,682	5,375,539
Black Knight, Inc. (a)	310,762	22,505,384
Broadridge Financial Solutions, Inc.	235,172	37,305,334
Concentrix Corp. (a)	85,340	13,260,129
DXC Technology Co.	522,159	17,184,253
EPAM Systems, Inc. (a)	109,253	50,010,561
Euronet Worldwide, Inc. (a)	103,224	14,805,418
Fastly, Inc. Class A (a)(b)	162,402	10,372,616
FleetCor Technologies, Inc. (a)	169,587	48,793,572
Gartner, Inc. (a)	177,584	34,785,154
Genpact Ltd.	384,284	18,265,019
Globant SA (a)	79,184	18,147,389
GoDaddy, Inc. (a)	346,623	30,093,809
Jack Henry & Associates, Inc.	156,928	25,552,586
MongoDB, Inc. Class A (a)	107,418	31,952,558
Okta, Inc. (a)	239,286	64,535,434
Paychex, Inc.	659,487	64,293,388
Sabre Corp. (b)	654,871	9,809,968
StoneCo Ltd. Class A (a)	414,337	26,782,744
Switch, Inc. Class A	182,382	3,386,834
The Western Union Co.	843,491	21,728,328
Twilio, Inc. Class A (a)	295,886	108,826,871
VeriSign, Inc. (a)	207,593	45,415,121
WEX, Inc. (a)	90,491	18,569,658
		809,245,092
Semiconductors & Semiconductor Equipment - 3.4%
Allegro MicroSystems LLC (a)(b)	95,743	2,362,937
Cirrus Logic, Inc. (a)	118,997	8,854,567
Cree, Inc. (a)(b)	227,279	22,596,078
Enphase Energy, Inc. (a)	217,392	30,271,836
Entegris, Inc. (b)	275,439	31,008,923
First Solar, Inc. (a)	189,053	14,468,226
KLA Corp.	319,446	100,737,296
Marvell Technology, Inc.	1,599,792	72,326,596
Maxim Integrated Products, Inc.	546,228	51,345,432
Microchip Technology, Inc.	514,233	77,284,078
MKS Instruments, Inc.	112,338	20,120,859
Monolithic Power Systems, Inc.	90,643	32,756,567
ON Semiconductor Corp. (a)	833,496	32,506,344
Qorvo, Inc. (a)	234,639	44,152,021
Skyworks Solutions, Inc.	339,231	61,512,757
SolarEdge Technologies, Inc. (a)	100,516	26,489,987
Teradyne, Inc.	340,305	42,565,349
Universal Display Corp.	88,269	19,744,893
Xilinx, Inc.	502,858	64,345,710
		755,450,456
Software - 7.0%
2U, Inc. (a)(b)	142,597	5,596,932
Alteryx, Inc. Class A (a)(b)	110,845	9,061,579
Anaplan, Inc. (a)	278,098	16,588,546
ANSYS, Inc. (a)	176,209	64,432,583
Aspen Technology, Inc. (a)	138,636	18,139,134
Avalara, Inc. (a)	169,716	24,050,454
Bill.Com Holdings, Inc. (a)	152,641	23,602,878
C3.Ai, Inc. (b)	32,161	2,130,988
Cadence Design Systems, Inc. (a)	567,083	74,724,527
CDK Global, Inc.	249,995	13,397,232
Ceridian HCM Holding, Inc. (a)	239,770	22,653,470
Citrix Systems, Inc.	253,484	31,393,993
Cloudflare, Inc. (a)	239,254	20,274,384
Coupa Software, Inc. (a)	143,409	38,582,757
Crowdstrike Holdings, Inc. (a)	318,732	66,458,809
Datadog, Inc. Class A (a)	313,926	26,925,433
Datto Holding Corp. (b)	49,647	1,268,481
DocuSign, Inc. (a)	373,101	83,179,137
Dropbox, Inc. Class A (a)(b)	506,370	13,013,709
Duck Creek Technologies, Inc. (a)(b)	149,396	6,211,886
Dynatrace, Inc. (a)	376,231	19,579,061
Elastic NV (a)	135,948	16,398,048
Everbridge, Inc. (a)(b)	72,909	9,675,753
Fair Isaac Corp. (a)	57,454	29,957,090
FireEye, Inc. (a)	465,168	9,245,214
Five9, Inc. (a)	127,091	23,889,295
Fortinet, Inc. (a)	273,440	55,844,651
Guidewire Software, Inc. (a)	172,818	18,234,027
HubSpot, Inc. (a)	85,118	44,810,371
Jamf Holding Corp. (a)(b)	86,221	3,148,791
JFrog Ltd. (b)	28,157	1,380,538
Manhattan Associates, Inc. (a)	129,635	17,791,107
McAfee Corp.	74,222	1,802,110
Medallia, Inc. (a)(b)	184,186	5,431,645
nCino, Inc. (a)(b)	94,997	6,211,854
New Relic, Inc. (a)(b)	110,655	7,115,117
NortonLifeLock, Inc.	1,113,063	24,053,291
Nuance Communications, Inc. (a)	586,082	31,161,980
Nutanix, Inc. Class A (a)	389,529	10,532,864
Pagerduty, Inc. (a)(b)	147,986	6,283,486
Palo Alto Networks, Inc. (a)	195,498	69,087,038
Paycom Software, Inc. (a)	99,868	38,390,258
Paylocity Holding Corp. (a)	78,513	15,171,852
Pegasystems, Inc.	80,747	10,250,024
Proofpoint, Inc. (a)	116,621	20,071,640
PTC, Inc. (a)	214,212	28,048,919
RingCentral, Inc. (a)	162,027	51,678,512
Slack Technologies, Inc. Class A (a)	1,019,293	43,218,023
Smartsheet, Inc. (a)	233,160	13,826,388
SolarWinds, Inc. (a)(b)	95,916	1,617,144
Splunk, Inc. (a)	333,556	42,168,150
SS&C Technologies Holdings, Inc.	461,493	34,252,010
Synopsys, Inc. (a)	310,967	76,827,507
Teradata Corp. (a)(b)	223,014	11,032,503
The Trade Desk, Inc. (a)	85,031	62,013,959
Tyler Technologies, Inc. (a)	81,497	34,624,815
Unity Software, Inc. (b)	60,098	6,104,755
Zendesk, Inc. (a)	237,508	34,711,794
Zscaler, Inc. (a)	148,808	27,922,333
		1,525,250,829
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co.	2,656,762	42,561,327
HP, Inc.	2,654,002	90,528,008
NCR Corp. (a)	264,135	12,084,176
NetApp, Inc.	455,599	34,028,689
Pure Storage, Inc. Class A (a)	509,285	10,297,743
Western Digital Corp.	626,788	44,270,036
Xerox Holdings Corp.	349,611	8,439,610
		242,209,589

TOTAL INFORMATION TECHNOLOGY		4,052,121,639

MATERIALS - 5.9%
Chemicals - 2.8%
Albemarle Corp. U.S.	238,168	40,052,713
Ashland Global Holdings, Inc.	114,556	9,875,873
Axalta Coating Systems Ltd. (a)	432,925	13,805,978
Cabot Corp.	115,710	6,350,165
Celanese Corp. Class A	233,495	36,576,992
CF Industries Holdings, Inc.	439,687	21,381,979
Corteva, Inc.	1,543,278	75,250,235
Eastman Chemical Co.	278,930	32,185,733
Element Solutions, Inc.	447,422	9,789,593
FMC Corp.	266,424	31,501,974
Huntsman Corp.	413,128	11,844,380
International Flavors & Fragrances, Inc.	512,986	72,931,220
LyondellBasell Industries NV Class A	527,683	54,741,834
NewMarket Corp.	14,299	4,955,890
Olin Corp.	293,900	12,646,517
PPG Industries, Inc.	485,361	83,113,218
RPM International, Inc.	262,278	24,874,446
The Chemours Co. LLC	336,850	10,172,870
The Mosaic Co.	710,809	25,006,261
The Scotts Miracle-Gro Co. Class A (b)	83,246	19,243,145
Valvoline, Inc.	374,072	11,745,861
W.R. Grace & Co.	116,253	7,990,069
Westlake Chemical Corp.	69,433	6,519,064
		622,556,010
Construction Materials - 0.5%
Eagle Materials, Inc.	84,520	11,675,593
Martin Marietta Materials, Inc.	127,773	45,119,202
Vulcan Materials Co.	271,882	48,460,248
		105,255,043
Containers & Packaging - 1.6%
Amcor PLC	3,246,091	38,141,569
Aptargroup, Inc.	131,723	19,865,146
Ardagh Group SA	37,657	1,011,467
Avery Dennison Corp.	170,942	36,610,648
Ball Corp.	655,908	61,419,225
Berry Global Group, Inc. (a)	276,204	17,572,098
Crown Holdings, Inc.	265,844	29,189,671
Graphic Packaging Holding Co.	551,217	10,225,075
International Paper Co.	809,996	46,979,768
Packaging Corp. of America	192,661	28,446,397
Sealed Air Corp.	320,105	15,813,187
Silgan Holdings, Inc.	162,354	6,846,468
Sonoco Products Co.	206,291	13,503,809
WestRock Co.	536,593	29,915,060
		355,539,588
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	2,983,255	112,498,545
Nucor Corp.	620,408	51,034,762
Reliance Steel & Aluminum Co.	130,484	20,917,890
Royal Gold, Inc.	135,106	15,112,957
Steel Dynamics, Inc. (b)	412,866	22,385,595
		221,949,749

TOTAL MATERIALS		1,305,300,390

REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.	279,409	50,600,970
American Campus Communities, Inc.	281,937	12,746,372
American Homes 4 Rent Class A	559,390	20,719,806
Americold Realty Trust	490,001	19,791,140
Apartment Income (REIT) Corp.	304,606	13,752,961
Apartment Investment & Management Co. Class A	19,846	137,731
Apple Hospitality (REIT), Inc.	430,463	6,827,143
AvalonBay Communities, Inc.	289,797	55,641,024
Boston Properties, Inc.	320,201	35,013,979
Brandywine Realty Trust (SBI)	356,265	4,820,265
Brixmor Property Group, Inc.	609,053	13,606,244
Brookfield Property REIT, Inc. Class A	84,521	1,520,110
Camden Property Trust (SBI)	194,083	23,383,120
CoreSite Realty Corp.	83,382	10,130,079
Corporate Office Properties Trust (SBI)	234,290	6,569,492
Cousins Properties, Inc.	305,874	11,216,400
CubeSmart	397,246	16,819,396
CyrusOne, Inc.	247,892	18,053,974
Douglas Emmett, Inc.	344,242	11,545,877
Duke Realty Corp.	756,681	35,200,800
Empire State Realty Trust, Inc.	299,109	3,406,852
EPR Properties	152,434	7,272,626
Equity Commonwealth	241,634	6,959,059
Equity Lifestyle Properties, Inc.	356,872	24,766,917
Equity Residential (SBI)	757,257	56,211,187
Essex Property Trust, Inc.	134,304	39,017,998
Extra Space Storage, Inc.	263,745	39,216,244
Federal Realty Investment Trust (SBI)	157,485	17,770,607
First Industrial Realty Trust, Inc.	263,700	13,124,349
Gaming & Leisure Properties	446,230	20,745,233
Healthcare Trust of America, Inc.	449,141	13,191,271
Healthpeak Properties, Inc.	1,109,154	38,088,348
Highwoods Properties, Inc. (SBI)	214,241	9,595,854
Host Hotels & Resorts, Inc.	1,438,877	26,130,006
Hudson Pacific Properties, Inc.	311,886	8,767,115
Invitation Homes, Inc.	1,153,295	40,434,523
Iron Mountain, Inc.	589,612	23,655,233
JBG SMITH Properties	252,332	8,228,547
Kilroy Realty Corp.	239,972	16,447,681
Kimco Realty Corp.	849,417	17,837,757
Lamar Advertising Co. Class A	176,628	17,493,237
Life Storage, Inc.	152,218	14,622,061
Medical Properties Trust, Inc.	1,181,143	26,044,203
Mid-America Apartment Communities, Inc.	233,945	36,806,567
National Retail Properties, Inc.	356,250	16,537,125
Omega Healthcare Investors, Inc.	473,759	18,002,842
Outfront Media, Inc.	295,595	7,203,650
Paramount Group, Inc.	392,025	4,159,385
Park Hotels & Resorts, Inc.	484,800	10,815,888
Rayonier, Inc.	272,179	9,874,654
Realty Income Corp.	770,670	53,291,831
Regency Centers Corp.	347,334	22,111,282
Rexford Industrial Realty, Inc.	269,798	14,987,279
Simon Property Group, Inc.	673,035	81,935,281
SL Green Realty Corp.	145,255	10,750,323
Spirit Realty Capital, Inc.	236,449	11,240,785
Store Capital Corp.	496,238	17,760,358
Sun Communities, Inc.	217,450	36,277,184
UDR, Inc.	602,704	27,995,601
Ventas, Inc.	767,875	42,586,348
VEREIT, Inc.	450,547	21,554,168
VICI Properties, Inc. (b)	1,100,406	34,882,870
Vornado Realty Trust	362,343	16,577,192
Weingarten Realty Investors (SBI)	251,594	8,136,550
Welltower, Inc.	860,666	64,575,770
Weyerhaeuser Co.	1,536,232	59,559,715
WP Carey, Inc.	358,605	26,855,928
		1,511,602,367
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	686,169	58,461,599
Howard Hughes Corp. (a)	79,873	8,621,492
Jones Lang LaSalle, Inc. (a)	105,917	19,902,863
		86,985,954

TOTAL REAL ESTATE		1,598,588,321

UTILITIES - 4.8%
Electric Utilities - 2.2%
Alliant Energy Corp.	514,143	28,879,412
Avangrid, Inc. (b)	116,605	5,935,195
Edison International	737,711	43,856,919
Entergy Corp.	414,089	45,255,787
Evergy, Inc.	466,648	29,851,473
Eversource Energy	706,691	60,930,898
FirstEnergy Corp.	1,117,427	42,372,832
Hawaiian Electric Industries, Inc.	222,729	9,590,711
IDACORP, Inc.	104,338	10,692,558
NRG Energy, Inc.	501,475	17,962,835
OGE Energy Corp.	414,382	13,906,660
PG&E Corp. (a)	2,621,781	29,678,561
Pinnacle West Capital Corp.	232,397	19,672,406
PPL Corp.	1,589,312	46,296,659
Xcel Energy, Inc.	1,082,150	77,157,295
		482,040,201
Gas Utilities - 0.2%
Atmos Energy Corp.	261,409	27,079,358
National Fuel Gas Co.	180,309	8,954,145
UGI Corp.	426,684	18,650,358
		54,683,861
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	1,359,600	37,824,072
Vistra Corp.	1,005,608	16,964,607
		54,788,679
Multi-Utilities - 1.7%
Ameren Corp.	506,568	42,977,229
CenterPoint Energy, Inc.	1,035,576	25,361,256
CMS Energy Corp.	587,124	37,804,914
Consolidated Edison, Inc.	708,816	54,869,447
DTE Energy Co.	395,227	55,339,685
MDU Resources Group, Inc.	409,482	13,701,268
NiSource, Inc. (b)	790,270	20,562,825
Public Service Enterprise Group, Inc.	1,039,343	65,644,904
WEC Energy Group, Inc.	649,627	63,124,256
		379,385,784
Water Utilities - 0.4%
American Water Works Co., Inc.	372,223	58,063,066
Essential Utilities, Inc.	459,713	21,666,274
		79,729,340

TOTAL UTILITIES		1,050,627,865

TOTAL COMMON STOCKS
(Cost $14,921,556,749)		21,895,032,983
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $4,999,940)	5,000,000	4,999,998
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.04% (d)	43,972,126	$43,980,920
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	646,343,116	646,407,750
TOTAL MONEY MARKET FUNDS
(Cost $690,384,754)		690,388,670
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $15,616,941,443)		22,590,421,651
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(636,293,033)
NET ASSETS - 100%		$21,954,128,618

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	243	June 2021	$66,103,290	$1,997,577	$1,997,577

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,500,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,060
Fidelity Securities Lending Cash Central Fund	1,754,292
Total	$1,790,352

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,029,997,977	$1,029,997,977	$--	$--
Consumer Discretionary	2,652,939,315	2,652,939,315	--	--
Consumer Staples	791,199,779	791,199,779	--	--
Energy	626,356,963	626,356,963	--	--
Financials	2,646,739,373	2,646,739,373	--	--
Health Care	2,683,361,017	2,683,361,017	--	--
Industrials	3,457,800,344	3,457,800,344	--	--
Information Technology	4,052,121,639	4,052,121,639	--	--
Materials	1,305,300,390	1,305,300,390	--	--
Real Estate	1,598,588,321	1,598,588,321	--	--
Utilities	1,050,627,865	1,050,627,865	--	--
U.S. Government and Government Agency Obligations	4,999,998	--	4,999,998	--
Money Market Funds	690,388,670	690,388,670	--	--
Total Investments in Securities:	$22,590,421,651	$22,585,421,653	$4,999,998	$--
Derivative Instruments:
Assets
Futures Contracts	$1,997,577	$1,997,577	$--	$--
Total Assets	$1,997,577	$1,997,577	$--	$--
Total Derivative Instruments:	$1,997,577	$1,997,577	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,997,577	$0
Total Equity Risk	1,997,577	0
Total Value of Derivatives	$1,997,577	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021
Assets
Investment in securities, at value (including securities loaned of $625,828,836) — See accompanying schedule: Unaffiliated issuers (cost $14,926,556,689)	$21,900,032,981
Fidelity Central Funds (cost $690,384,754)	690,388,670
Total Investment in Securities (cost $15,616,941,443)		$22,590,421,651
Cash		188
Receivable for fund shares sold		33,747,946
Dividends receivable		7,605,922
Distributions receivable from Fidelity Central Funds		60,115
Other receivables		62,013
Total assets		22,631,897,835
Liabilities
Payable for investments purchased	$255,985
Payable for fund shares redeemed	29,899,314
Accrued management fee	451,611
Payable for daily variation margin on futures contracts	706,464
Other payables and accrued expenses	62,020
Collateral on securities loaned	646,393,823
Total liabilities		677,769,217
Net Assets		$21,954,128,618
Net Assets consist of:
Paid in capital		$15,055,360,814
Total accumulated earnings (loss)		6,898,767,804
Net Assets		$21,954,128,618
Net Asset Value, offering price and redemption price per share ($21,954,128,618 ÷ 715,134,687 shares)		$30.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2021
Investment Income
Dividends		$224,849,064
Interest		3,667
Income from Fidelity Central Funds (including $1,754,292 from security lending)		1,790,352
Total income		226,643,083
Expenses
Management fee	$4,073,026
Independent trustees' fees and expenses	46,519
Total expenses before reductions	4,119,545
Expense reductions	(256)
Total expenses after reductions		4,119,289
Net investment income (loss)		222,523,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	208,083,978
Fidelity Central Funds	1,997
Futures contracts	29,303,270
Total net realized gain (loss)		237,389,245
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,111,137,851
Fidelity Central Funds	(863)
Futures contracts	(3,343,931)
Total change in net unrealized appreciation (depreciation)		7,107,793,057
Net gain (loss)		7,345,182,302
Net increase (decrease) in net assets resulting from operations		$7,567,706,096

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2021	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$222,523,794	$208,358,948
Net realized gain (loss)	237,389,245	129,748,491
Change in net unrealized appreciation (depreciation)	7,107,793,057	(1,646,648,827)
Net increase (decrease) in net assets resulting from operations	7,567,706,096	(1,308,541,388)
Distributions to shareholders	(410,200,120)	(359,085,200)
Share transactions
Proceeds from sales of shares	7,119,456,006	7,065,636,806
Reinvestment of distributions	390,795,119	341,790,373
Cost of shares redeemed	(4,669,032,900)	(3,490,385,520)
Net increase (decrease) in net assets resulting from share transactions	2,841,218,225	3,917,041,659
Total increase (decrease) in net assets	9,998,724,201	2,249,415,071
Net Assets
Beginning of period	11,955,404,417	9,705,989,346
End of period	$21,954,128,618	$11,955,404,417
Other Information
Shares
Sold	279,167,839	324,448,236
Issued in reinvestment of distributions	15,064,593	14,582,920
Redeemed	(185,726,148)	(163,171,799)
Net increase (decrease)	108,506,284	175,859,357

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund

Years ended April 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.71	$22.53	$20.85	$19.25	$16.87
Income from Investment Operations
Net investment income (loss)A	.34	.40	.36	.34	.31
Net realized and unrealized gain (loss)	11.28	(2.54)	1.80	1.79	2.48
Total from investment operations	11.62	(2.14)	2.16	2.13	2.79
Distributions from net investment income	(.37)	(.34)	(.34)	(.28)	(.25)
Distributions from net realized gain	(.26)	(.34)	(.14)	(.25)	(.16)
Total distributions	(.63)	(.68)	(.48)	(.53)	(.41)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$30.70	$19.71	$22.53	$20.85	$19.25
Total ReturnC	59.59%	(9.99)%	10.68%	11.13%	16.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%	.03%	.03%	.04%	.05%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.04%	.04%
Expenses net of all reductions	.03%	.03%	.03%	.04%	.04%
Net investment income (loss)	1.35%	1.82%	1.71%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$21,954,129	$11,955,404	$9,705,989	$393,979	$191,401
Portfolio turnover rateF	14%G	14%	12%	10%G	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2021	Past 1 year	Past 5 years	Life of fundA
Fidelity® Small Cap Index Fund	74.95%	16.63%	14.74%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$37,704	Fidelity® Small Cap Index Fund
$37,229	Russell 2000® Index

Fidelity® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 45.98% for the 12 months ending April 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of two COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars in aid to boost consumers and the economy. This backdrop fueled a sharp market rotation, with small-cap value stocks usurping long-standing leadership from large growth shares. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. Reflecting this shift, the financials sector (+63%) led the way for the full period, riding momentum among banks, whose profit outlook improved amid rising long-term interest rates and a steeper yield curve. Materials (+63%) and industrials (+61%) closely followed. Conversely, notable “laggards” included the defensive utilities (+21%) and consumer staples (+23%) sectors.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending April 30, 2021, the fund gained 74.95%, roughly in line with the 74.91% advance of the benchmark Russell 2000® index. By sector, consumer discretionary gained roughly 147% and contributed most, followed by industrials, which gained 91%, and health care, which advanced 58%. The financials sector rose about 65%, information technology gained 64% and materials advanced 103%. Other notable contributors included the real estate (+52%), consumer staples (+71%), energy (+63%), communication services (+57%) and utilities (+18%) sectors. Turning to individual stocks, top contributors were Novavax (+1205%), from the pharmaceuticals, biotechnology & life sciences industry within the health care sector, and Caesar’s Entertainment Inc (+356%), from the consumer services segment. In consumer services, Penn National Gaming (+400%) was helpful, while Gamestop (+2927%) and RH (+379%) from the retailing category also contributed. Darling Ingredients, within the food, beverage & tobacco group, rose 238% and Myokardia, within the pharmaceuticals, biotechnology & life sciences industry, gained roughly 258% and boosted the fund. Conversely, the biggest individual detractor was Inovio Pharmaceuticals (-43%), from the pharmaceuticals, biotechnology & life sciences category. Strategic Education, within the consumer services group, returned roughly -52% and hindered the fund. In pharmaceuticals, biotechnology & life sciences, Intercept Pharmaceuticals (-76%) and FibroGen (-40%) hurt. Another detractor was Haemonetics (-23%), a stock in the health care equipment & services industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Caesars Entertainment, Inc.	0.6
Novavax, Inc.	0.5
Penn National Gaming, Inc.	0.5
Plug Power, Inc.	0.4
Darling Ingredients, Inc.	0.4
RH	0.4
Lithia Motors, Inc. Class A (sub. vtg.)	0.4
Builders FirstSource, Inc.	0.3
GameStop Corp. Class A	0.4
Deckers Outdoor Corp.	0.3
4.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Health Care	19.0
Financials	15.8
Industrials	15.8
Consumer Discretionary	14.7
Information Technology	12.3
Real Estate	6.1
Materials	4.4
Consumer Staples	3.2
Utilities	2.7
Energy	2.5

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.4%

Fidelity® Small Cap Index Fund

Schedule of Investments April 30, 2021

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	385,289	$1,275,307
Anterix, Inc. (a)(b)	85,596	4,050,403
ATN International, Inc.	82,290	3,750,778
Bandwidth, Inc. (a)(b)	141,309	18,681,050
Cincinnati Bell, Inc. (a)	356,714	5,504,097
Cogent Communications Group, Inc.	309,965	23,405,457
Consolidated Communications Holdings, Inc. (a)(b)	536,957	3,866,090
IDT Corp. Class B (a)	147,647	3,545,004
Iridium Communications, Inc. (a)	870,705	33,078,083
Liberty Latin America Ltd.:
Class A (a)	196,397	2,726,972
Class C (a)	1,267,180	17,677,161
Ooma, Inc. (a)(b)	162,097	2,679,463
ORBCOMM, Inc. (a)	542,830	6,220,832
Vonage Holdings Corp. (a)(b)	1,712,088	23,198,792
		149,659,489
Entertainment - 0.3%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,772,785	27,811,034
Cinemark Holdings, Inc. (a)(b)	787,546	16,695,975
Eros International PLC (a)(b)	1,161,936	1,510,517
Gaia, Inc. Class A (a)(b)	89,325	941,486
IMAX Corp. (a)	362,274	7,470,090
LiveXLive Media, Inc. (a)(b)	404,568	1,735,597
Marcus Corp. (a)(b)	175,074	3,494,477
		59,659,176
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	646,319	15,951,153
Cars.com, Inc. (a)	496,130	6,553,877
DHI Group, Inc. (a)	306,441	894,808
Eventbrite, Inc. (a)(b)	471,827	11,120,962
EverQuote, Inc. Class A (a)(b)	104,922	3,553,708
Liberty TripAdvisor Holdings, Inc. (a)	530,892	2,686,314
MediaAlpha, Inc. Class A	132,111	5,845,912
QuinStreet, Inc. (a)	359,579	7,288,666
TrueCar, Inc. (a)	770,171	3,542,787
Yelp, Inc. (a)	525,308	20,644,604
		78,082,791
Media - 0.9%
AMC Networks, Inc. Class A (a)(b)	209,927	10,555,130
Boston Omaha Corp. (a)	101,206	2,835,792
Cardlytics, Inc. (a)	217,867	29,963,249
comScore, Inc. (a)	476,377	1,757,831
Daily Journal Corp. (a)	9,115	2,781,807
E.W. Scripps Co. Class A (b)	412,440	8,916,953
Emerald Expositions Events, Inc. (a)	176,265	988,847
Entercom Communications Corp. Class A (a)(b)	859,895	4,161,892
Entravision Communication Corp. Class A	425,872	1,639,607
Fluent, Inc. (a)(b)	330,801	1,230,580
Gannett Co., Inc. (a)(b)	982,204	4,459,206
Gray Television, Inc.	632,099	12,844,252
Hemisphere Media Group, Inc. (a)	105,166	1,285,129
iHeartMedia, Inc. (a)	447,260	8,560,556
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	5,783	161,866
Liberty Braves Class C (a)	331,699	9,184,745
Loral Space & Communications Ltd.	96,152	3,858,580
Meredith Corp. (a)	290,491	9,034,270
MSG Network, Inc. Class A (a)	229,184	3,637,150
National CineMedia, Inc.	480,979	2,053,780
Saga Communications, Inc. Class A	22,815	514,022
Scholastic Corp.	221,045	6,704,295
Sinclair Broadcast Group, Inc. Class A (b)	320,626	10,410,726
TechTarget, Inc. (a)(b)	174,053	13,349,865
Tegna, Inc.	1,596,261	32,020,996
Tribune Publishing Co. (a)	113,136	1,973,092
WideOpenWest, Inc. (a)	381,138	5,362,612
		190,246,830
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	329,866	4,604,929
Gogo, Inc. (a)(b)	402,597	4,195,061
Shenandoah Telecommunications Co.	347,924	16,442,888
Spok Holdings, Inc.	99,256	1,019,359
		26,262,237

TOTAL COMMUNICATION SERVICES		503,910,523

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.4%
Adient PLC (a)	688,750	31,916,675
American Axle & Manufacturing Holdings, Inc. (a)(b)	829,665	7,699,291
Cooper Tire & Rubber Co.	366,961	20,913,107
Cooper-Standard Holding, Inc. (a)	123,617	3,589,838
Dana, Inc.	1,051,955	26,614,462
Dorman Products, Inc. (a)	193,762	19,217,315
Fox Factory Holding Corp. (a)(b)	302,274	46,317,445
Gentherm, Inc. (a)	238,149	16,956,209
LCI Industries	179,490	26,295,285
Modine Manufacturing Co. (a)	368,347	5,996,689
Motorcar Parts of America, Inc. (a)	138,026	2,981,362
Patrick Industries, Inc.	162,839	14,590,374
Standard Motor Products, Inc.	155,366	6,654,326
Stoneridge, Inc. (a)	190,078	6,320,094
Tenneco, Inc. (a)	373,097	3,757,087
The Goodyear Tire & Rubber Co. (a)	1,684,225	28,985,512
Visteon Corp. (a)	201,224	24,511,095
XPEL, Inc. (a)	123,303	7,903,722
		301,219,888
Automobiles - 0.1%
Winnebago Industries, Inc.	230,364	18,417,602
Workhorse Group, Inc. (a)(b)	692,341	8,578,105
		26,995,707
Distributors - 0.1%
Core-Mark Holding Co., Inc.	325,175	13,839,448
Funko, Inc. (a)(b)	180,446	3,886,807
Weyco Group, Inc.	36,252	713,077
		18,439,332
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	373,011	12,798,007
American Public Education, Inc. (a)	89,247	2,718,464
Aspen Group, Inc. (a)(b)	131,996	629,621
Carriage Services, Inc.	123,071	4,575,780
Houghton Mifflin Harcourt Co. (a)(b)	775,884	7,045,027
Laureate Education, Inc. Class A (a)	653,179	8,981,211
OneSpaWorld Holdings Ltd. (b)	330,455	3,520,998
Perdoceo Education Corp. (a)	531,384	6,195,937
Regis Corp. (a)(b)	180,692	2,338,154
Strategic Education, Inc.	181,579	13,629,320
Stride, Inc. (a)	300,353	8,599,106
Universal Technical Institute, Inc. (a)	219,993	1,238,561
Vivint Smart Home, Inc. Class A (a)(b)	538,662	6,453,171
WW International, Inc. (a)(b)	350,278	9,716,712
		88,440,069
Hotels, Restaurants & Leisure - 4.1%
Accel Entertainment, Inc. (a)	380,313	4,928,856
Bally's Corp. (a)(b)	179,368	10,396,169
Biglari Holdings, Inc. (a)	502	323,890
Biglari Holdings, Inc. (a)	6,042	803,949
BJ's Restaurants, Inc. (a)(b)	162,319	9,899,836
Bloomin' Brands, Inc. (a)(b)	636,223	20,104,647
Bluegreen Vacations Corp. (b)	33,699	312,727
Bluegreen Vacations Holding Corp. Class A (a)	74,505	1,379,833
Boyd Gaming Corp. (a)	593,536	39,262,406
Brinker International, Inc. (a)	330,602	22,193,312
Caesars Entertainment, Inc. (a)	1,314,255	128,586,688
Carrols Restaurant Group, Inc. (a)	190,074	1,119,536
Century Casinos, Inc. (a)	206,263	2,712,358
Churchill Downs, Inc.	277,482	58,687,443
Chuy's Holdings, Inc. (a)(b)	145,307	7,099,700
Cracker Barrel Old Country Store, Inc.	172,385	28,869,316
Dave & Buster's Entertainment, Inc. (a)	323,590	14,775,119
Del Taco Restaurants, Inc.	219,405	2,501,217
Denny's Corp. (a)(b)	455,300	8,623,382
Dine Brands Global, Inc.	114,229	11,040,233
El Pollo Loco Holdings, Inc. (a)(b)	141,007	2,388,659
Everi Holdings, Inc. (a)(b)	603,111	10,663,002
Fiesta Restaurant Group, Inc. (a)	131,860	1,943,616
GAN Ltd. (b)	240,469	4,434,248
Golden Entertainment, Inc. (a)	124,597	4,294,859
Hilton Grand Vacations, Inc. (a)	619,043	27,584,556
International Game Technology PLC (b)	729,624	12,564,125
Jack in the Box, Inc.	166,673	20,109,097
Kura Sushi U.S.A., Inc. Class A (a)(b)	26,872	967,661
Lindblad Expeditions Holdings (a)	189,666	3,108,626
Marriott Vacations Worldwide Corp. (a)	295,691	52,523,592
Monarch Casino & Resort, Inc. (a)	92,841	7,001,140
Nathan's Famous, Inc.	17,915	1,136,348
NeoGames SA (b)	44,148	2,167,225
Noodles & Co. (a)	234,513	2,834,090
Papa John's International, Inc.	239,470	23,161,538
Penn National Gaming, Inc. (a)	1,137,207	101,347,888
PlayAGS, Inc. (a)	203,981	1,825,630
RCI Hospitality Holdings, Inc. (b)	62,324	4,537,810
Red Robin Gourmet Burgers, Inc. (a)(b)	113,445	4,124,860
Red Rock Resorts, Inc. (a)	478,177	17,515,624
Ruth's Hospitality Group, Inc. (a)(b)	239,222	6,246,086
Scientific Games Corp. Class A (a)	416,684	24,384,348
SeaWorld Entertainment, Inc. (a)	370,317	20,278,559
Shake Shack, Inc. Class A (a)(b)	256,289	27,871,429
Target Hospitality Corp. (a)(b)	203,589	568,013
Texas Roadhouse, Inc. Class A	480,174	51,388,221
The Cheesecake Factory, Inc. (a)(b)	308,703	19,321,721
Wingstop, Inc. (b)	216,997	34,374,495
		864,287,683
Household Durables - 2.2%
Beazer Homes U.S.A., Inc. (a)	210,118	4,687,733
Casper Sleep, Inc. (a)(b)	197,118	1,685,359
Cavco Industries, Inc. (a)	66,983	14,028,250
Century Communities, Inc. (a)	216,149	15,982,057
Ethan Allen Interiors, Inc.	165,124	4,740,710
GoPro, Inc. Class A (a)(b)	898,208	10,086,876
Green Brick Partners, Inc. (a)	229,436	5,921,743
Hamilton Beach Brands Holding Co. Class A	34,374	670,293
Helen of Troy Ltd. (a)(b)	178,495	37,699,929
Hooker Furniture Corp.	84,830	3,181,973
Installed Building Products, Inc. (b)	166,917	22,475,374
iRobot Corp. (a)(b)	201,421	21,914,605
KB Home	650,208	31,359,532
La-Z-Boy, Inc.	323,766	14,394,636
Legacy Housing Corp. (a)(b)	52,125	930,953
LGI Homes, Inc. (a)	162,850	26,997,273
Lifetime Brands, Inc.	79,476	1,152,402
Lovesac (a)(b)	73,507	5,385,858
M.D.C. Holdings, Inc.	412,653	24,206,225
M/I Homes, Inc. (a)(b)	205,770	14,346,284
Meritage Homes Corp. (a)	271,099	28,842,223
Purple Innovation, Inc. (a)	240,095	8,182,438
Skyline Champion Corp. (a)	385,700	17,136,651
Sonos, Inc. (a)	879,542	35,208,066
Taylor Morrison Home Corp. (a)	922,338	28,786,169
TopBuild Corp. (a)	241,785	53,768,148
TRI Pointe Homes, Inc. (a)	917,599	21,857,208
Tupperware Brands Corp. (a)	359,037	8,749,732
Turtle Beach Corp. (a)(b)	105,781	2,939,654
Universal Electronics, Inc. (a)	98,569	5,603,648
VOXX International Corp. (a)	147,631	2,517,109
		475,439,111
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	191,364	6,118,864
CarParts.com, Inc. (a)(b)	250,965	4,336,675
Duluth Holdings, Inc. (a)(b)	80,852	1,250,780
Groupon, Inc. (a)	170,988	8,657,122
Lands' End, Inc. (a)(b)	87,787	2,022,612
Liquidity Services, Inc. (a)(b)	196,688	3,526,616
Magnite, Inc. (a)(b)	807,216	32,329,001
Overstock.com, Inc. (a)(b)	311,534	25,390,021
PetMed Express, Inc. (b)	150,242	4,420,871
Quotient Technology, Inc. (a)	638,293	10,429,708
Shutterstock, Inc.	160,767	14,015,667
Stamps.com, Inc. (a)(b)	124,119	25,490,319
Stitch Fix, Inc. (a)(b)	431,727	18,702,414
The RealReal, Inc. (a)	469,441	11,628,054
Waitr Holdings, Inc. (a)	262,544	645,858
		168,964,582
Leisure Products - 0.7%
Acushnet Holdings Corp.	250,117	10,582,450
American Outdoor Brands, Inc. (a)	102,046	2,637,889
Callaway Golf Co.	680,603	19,703,457
Clarus Corp.	186,459	3,470,002
Escalade, Inc.	70,185	1,545,474
Johnson Outdoors, Inc. Class A	38,321	5,434,301
Malibu Boats, Inc. Class A (a)	153,362	12,784,256
Marine Products Corp.	45,665	792,744
MasterCraft Boat Holdings, Inc. (a)	137,334	3,894,792
Nautilus, Inc. (a)(b)	221,941	3,719,731
Smith & Wesson Brands, Inc. (b)	407,074	7,083,088
Sturm, Ruger & Co., Inc.	122,350	7,945,409
Vista Outdoor, Inc. (a)	426,226	13,899,230
YETI Holdings, Inc. (a)(b)	585,066	49,976,338
		143,469,161
Multiline Retail - 0.3%
Big Lots, Inc. (b)	271,908	18,745,338
Dillard's, Inc. Class A (b)	51,825	5,126,011
Franchise Group, Inc.	162,936	6,277,924
Macy's, Inc.	2,282,604	37,845,574
		67,994,847
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A (a)	453,683	17,008,576
Academy Sports & Outdoors, Inc.	221,178	6,814,494
America's Car Mart, Inc. (a)	44,561	6,721,136
American Eagle Outfitters, Inc. (b)	1,099,230	38,000,381
Asbury Automotive Group, Inc. (a)	140,388	27,882,461
At Home Group, Inc. (a)	395,752	12,497,848
Bed Bath & Beyond, Inc. (b)	885,891	22,430,760
Boot Barn Holdings, Inc. (a)	209,875	14,804,583
Caleres, Inc.	265,110	6,179,714
Camping World Holdings, Inc. (b)	239,447	10,425,522
Chico's FAS, Inc.	888,602	2,665,806
Citi Trends, Inc. (a)	70,082	7,330,577
Conn's, Inc. (a)(b)	129,686	2,624,845
Designer Brands, Inc. Class A (b)	453,223	8,022,047
Envela Corp. (a)(b)	50,732	196,840
Express, Inc. (a)	488,773	1,490,758
GameStop Corp. Class A (a)(b)	417,423	72,460,459
Genesco, Inc. (a)	106,341	5,317,050
Group 1 Automotive, Inc.	126,829	20,820,249
GrowGeneration Corp. (a)(b)	297,931	12,989,792
Guess?, Inc.	292,480	7,908,659
Haverty Furniture Companies, Inc. (b)	121,114	5,628,168
Hibbett Sports, Inc. (a)	120,501	9,573,804
Lithia Motors, Inc. Class A (sub. vtg.)	189,863	72,979,540
Lumber Liquidators Holdings, Inc. (a)	211,122	5,060,594
MarineMax, Inc. (a)	155,214	8,816,155
Monro, Inc.	239,218	16,886,399
Murphy U.S.A., Inc.	186,910	26,055,254
National Vision Holdings, Inc. (a)	586,492	29,565,062
OneWater Marine, Inc. Class A (a)	76,687	3,928,675
Rent-A-Center, Inc.	354,054	20,375,808
RH (a)	115,167	79,237,199
Sally Beauty Holdings, Inc. (a)(b)	823,547	16,528,588
Shoe Carnival, Inc.	68,809	4,125,100
Signet Jewelers Ltd. (a)(b)	380,313	22,723,702
Sleep Number Corp. (a)(b)	197,565	22,105,548
Sonic Automotive, Inc. Class A (sub. vtg.)	170,765	8,425,545
Sportsman's Warehouse Holdings, Inc. (a)	311,548	5,470,783
The Aaron's Co., Inc.	247,908	7,657,878
The Buckle, Inc. (b)	212,062	8,893,880
The Cato Corp. Class A (sub. vtg.) (a)	118,746	1,591,196
The Children's Place Retail Stores, Inc. (a)(b)	103,384	8,100,136
The Container Store Group, Inc. (a)(b)	233,476	3,289,677
The ODP Corp. (a)	386,212	15,614,551
Tilly's, Inc. (a)	164,336	1,981,892
Urban Outfitters, Inc. (a)	501,751	18,012,861
Winmark Corp.	21,232	4,088,646
Zumiez, Inc. (a)	154,104	6,621,849
		737,931,047
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	487,837	48,842,240
Deckers Outdoor Corp. (a)	204,358	69,113,876
Fossil Group, Inc. (a)	342,499	4,418,237
G-III Apparel Group Ltd. (a)(b)	322,829	10,488,714
Kontoor Brands, Inc.	373,997	23,498,232
Lakeland Industries, Inc. (a)	60,968	1,719,907
Movado Group, Inc.	115,390	3,619,784
Oxford Industries, Inc.	119,465	10,898,792
Rocky Brands, Inc.	51,538	2,713,476
Steven Madden Ltd.	597,827	24,313,624
Superior Group of Companies, Inc.	79,327	2,000,627
Unifi, Inc. (a)	99,631	2,693,026
Vera Bradley, Inc. (a)	149,687	1,661,526
Wolverine World Wide, Inc.	583,844	24,357,972
		230,340,033

TOTAL CONSUMER DISCRETIONARY		3,123,521,460

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	263,197	15,081,188
Coca-Cola Bottling Co. Consolidated	34,128	10,008,036
MGP Ingredients, Inc. (b)	94,770	5,695,677
National Beverage Corp. (b)	172,705	8,391,736
Newage, Inc. (a)(b)	697,140	1,526,737
Primo Water Corp.	1,134,053	18,984,047
		59,687,421
Food & Staples Retailing - 0.8%
Andersons, Inc.	231,087	6,636,819
BJ's Wholesale Club Holdings, Inc. (a)(b)	998,089	44,584,636
Chefs' Warehouse Holdings (a)	220,343	7,101,655
HF Foods Group, Inc. (a)(b)	229,605	1,430,439
Ingles Markets, Inc. Class A	104,104	6,380,534
Natural Grocers by Vitamin Cottage, Inc.	68,139	1,071,145
Performance Food Group Co. (a)	956,014	56,118,022
PriceSmart, Inc.	166,057	13,955,430
Rite Aid Corp. (a)(b)	409,906	7,181,553
SpartanNash Co.	274,619	5,319,370
United Natural Foods, Inc. (a)(b)	409,997	15,112,489
Village Super Market, Inc. Class A	54,428	1,326,955
Weis Markets, Inc. (b)	70,138	3,636,655
		169,855,702
Food Products - 1.4%
Alico, Inc.	33,282	997,462
B&G Foods, Inc. Class A (b)	473,708	13,822,799
Bridgford Foods Corp. (a)(b)	10,375	147,740
Cal-Maine Foods, Inc. (a)(b)	267,799	10,004,971
Calavo Growers, Inc.	119,435	9,331,457
Darling Ingredients, Inc. (a)	1,175,390	81,630,836
Farmer Brothers Co. (a)	117,121	1,194,634
Fresh Del Monte Produce, Inc.	221,810	6,255,042
Freshpet, Inc. (a)	298,302	55,132,176
Hostess Brands, Inc. Class A (a)(b)	903,112	13,808,582
J&J Snack Foods Corp.	107,909	17,762,900
John B. Sanfilippo & Son, Inc.	62,623	5,504,562
Laird Superfood, Inc. (b)	24,954	911,071
Lancaster Colony Corp.	137,507	25,398,918
Landec Corp. (a)	188,938	2,138,778
Limoneira Co.	105,927	1,913,042
Mission Produce, Inc. (b)	53,424	1,079,165
Sanderson Farms, Inc.	146,222	24,057,906
Seneca Foods Corp. Class A (a)	48,299	2,224,652
The Simply Good Foods Co. (a)	622,379	21,503,194
Tootsie Roll Industries, Inc. (b)	122,986	3,882,668
Vital Farms, Inc. (a)(b)	181,056	4,403,282
		303,105,837
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	34,680	1,877,575
Central Garden & Pet Co. Class A (non-vtg.) (a)	332,939	16,403,905
Oil-Dri Corp. of America	31,889	1,113,883
WD-40 Co. (b)	99,630	24,781,966
		44,177,329
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)(b)	289,323	7,461,640
Edgewell Personal Care Co. (b)	394,595	15,073,529
elf Beauty, Inc. (a)	332,713	10,064,568
Inter Parfums, Inc.	128,960	9,491,456
LifeVantage Corp. (a)	79,383	645,384
MediFast, Inc.	82,818	18,807,140
Nature's Sunshine Products, Inc.	68,668	1,428,981
Revlon, Inc. (a)(b)	51,073	606,237
USANA Health Sciences, Inc. (a)	84,305	7,586,607
Veru, Inc. (a)(b)	402,590	3,558,896
		74,724,438
Tobacco - 0.1%
Turning Point Brands, Inc. (b)	89,103	4,350,008
Universal Corp.	178,265	10,023,841
Vector Group Ltd. (b)	1,022,672	13,345,870
		27,719,719

TOTAL CONSUMER STAPLES		679,270,446

ENERGY - 2.5%
Energy Equipment & Services - 0.7%
Archrock, Inc.	960,434	8,970,454
Aspen Aerogels, Inc. (a)	151,470	2,761,298
Bristow Group, Inc. (a)	50,902	1,346,867
Cactus, Inc.	353,723	10,544,483
Championx Corp. (a)(b)	1,355,246	28,473,718
DMC Global, Inc. (b)	107,485	5,804,190
Dril-Quip, Inc. (a)(b)	212,971	6,527,561
Exterran Corp. (a)	59,832	196,249
Frank's International NV (a)(b)	1,179,003	3,831,760
Helix Energy Solutions Group, Inc. (a)(b)	1,131,259	4,853,101
Liberty Oilfield Services, Inc. Class A (a)(b)	608,721	7,122,036
Nabors Industries Ltd. (b)	51,809	4,188,758
Newpark Resources, Inc. (a)	678,419	1,926,710
Nextier Oilfield Solutions, Inc. (a)	1,245,474	4,471,252
Oceaneering International, Inc. (a)	737,383	7,926,867
Oil States International, Inc. (a)	279,371	1,567,271
Patterson-UTI Energy, Inc.	1,390,485	9,399,679
ProPetro Holding Corp. (a)	591,286	5,694,084
RPC, Inc. (a)(b)	274,939	1,336,204
Select Energy Services, Inc. Class A (a)	457,995	2,212,116
Solaris Oilfield Infrastructure, Inc. Class A	209,343	2,290,212
Tidewater, Inc. (a)(b)	297,734	3,650,219
Transocean Ltd. (United States) (a)(b)	4,292,418	13,821,586
U.S. Silica Holdings, Inc. (b)	544,071	5,794,356
		144,711,031
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	14,484	383,826
Antero Resources Corp. (a)	1,779,062	16,047,139
Arch Resources, Inc. (a)	111,093	4,933,640
Ardmore Shipping Corp. (a)(b)	242,232	949,549
Berry Petroleum Corp.	489,303	2,989,641
Bonanza Creek Energy, Inc.	157,758	5,220,212
Brigham Minerals, Inc. Class A	311,559	5,340,121
Clean Energy Fuels Corp. (a)(b)	956,519	10,521,709
CNX Resources Corp. (a)	1,589,237	21,327,561
Comstock Resources, Inc. (a)(b)	187,593	1,029,886
CONSOL Energy, Inc. (a)	230,489	2,023,693
Contango Oil & Gas Co. (a)(b)	849,257	3,176,221
CVR Energy, Inc.	218,336	4,648,373
Delek U.S. Holdings, Inc.	456,279	10,827,501
DHT Holdings, Inc.	859,726	5,072,383
Diamond S Shipping, Inc. (a)	219,795	2,164,981
Dorian LPG Ltd. (a)(b)	270,621	3,596,553
Earthstone Energy, Inc. (a)	178,738	1,254,741
Energy Fuels, Inc. (a)(b)	982,061	5,411,156
Evolution Petroleum Corp.	175,094	579,561
Falcon Minerals Corp. (b)	277,619	1,232,628
Frontline Ltd. (NY Shares) (b)	891,400	6,810,296
Golar LNG Ltd. (a)	751,422	8,626,325
Goodrich Petroleum Corp. (a)(b)	64,758	650,818
Green Plains, Inc. (a)(b)	249,670	7,440,166
International Seaways, Inc.	188,090	3,325,431
Kosmos Energy Ltd. (a)	2,972,623	8,501,702
Magnolia Oil & Gas Corp. Class A (a)	899,957	10,133,516
Matador Resources Co. (b)	805,127	21,182,891
NACCO Industries, Inc. Class A (b)	23,165	535,806
National Energy Services Reunited Corp. (a)(b)	158,024	2,005,325
Nextdecade Corp. (a)(b)	156,114	345,012
Nordic American Tanker Shipping Ltd. (b)	1,200,014	3,972,046
Overseas Shipholding Group, Inc. (a)	330,795	731,057
Ovintiv, Inc.	1,909,904	45,704,003
Par Pacific Holdings, Inc. (a)	293,006	4,450,761
PBF Energy, Inc. Class A (a)	711,295	10,086,163
PDC Energy, Inc. (a)	728,045	26,580,923
Peabody Energy Corp. (a)	480,199	1,776,736
Penn Virginia Corp. (a)(b)	121,661	1,658,239
PrimeEnergy Corp. (a)	2,941	124,316
Range Resources Corp. (a)	1,562,459	15,343,347
Renewable Energy Group, Inc. (a)(b)	314,678	17,470,923
Rex American Resources Corp. (a)	39,473	3,186,655
Scorpio Tankers, Inc. (b)	380,411	6,900,656
SFL Corp. Ltd. (b)	732,605	5,685,015
SM Energy Co.	832,878	13,159,472
Southwestern Energy Co. (a)	4,715,738	20,136,201
Talos Energy, Inc. (a)	102,268	1,144,379
Tellurian, Inc. (a)(b)	1,241,633	2,750,217
Uranium Energy Corp. (a)(b)	1,444,416	4,188,806
W&T Offshore, Inc. (a)(b)	685,119	2,254,042
Whiting Petroleum Corp. (a)	9,052	362,714
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	29,463	106,361
warrants 9/1/25 (a)	14,729	45,660
World Fuel Services Corp.	453,448	14,025,147
		380,132,202

TOTAL ENERGY		524,843,233

FINANCIALS - 15.8%
Banks - 8.5%
1st Constitution Bancorp	59,124	1,133,998
1st Source Corp.	122,756	5,841,958
ACNB Corp.	57,407	1,578,693
Allegiance Bancshares, Inc.	145,866	5,776,294
Altabancorp	119,040	4,969,920
Amalgamated Financial Corp.	92,589	1,495,312
Amerant Bancorp, Inc. Class A (a)	164,040	3,108,558
American National Bankshares, Inc.	68,411	2,328,026
Ameris Bancorp	489,882	26,497,717
Ames National Corp. (b)	58,045	1,467,378
Arrow Financial Corp.	84,825	2,998,564
Atlantic Capital Bancshares, Inc. (a)	153,169	4,097,271
Atlantic Union Bankshares Corp. (b)	572,462	22,137,106
Auburn National Bancorp., Inc. (b)	14,449	512,940
Banc of California, Inc.	325,232	5,821,653
BancFirst Corp.	140,141	9,741,201
Bancorp, Inc., Delaware (a)	382,693	8,497,698
BancorpSouth Bank	724,393	21,434,789
Bank First National Corp. (b)	45,688	3,304,156
Bank of Commerce Holdings	109,395	1,412,289
Bank of Marin Bancorp	100,846	3,571,965
Bank7 Corp. (b)	20,972	371,414
BankFinancial Corp.	84,638	881,928
BankUnited, Inc.	668,885	31,176,730
Bankwell Financial Group, Inc. (b)	44,961	1,214,397
Banner Corp.	253,718	14,421,331
Bar Harbor Bankshares	100,514	2,880,731
BayCom Corp. (a)	79,642	1,440,724
BCB Bancorp, Inc.	100,143	1,378,969
Berkshire Hills Bancorp, Inc.	333,422	7,398,634
Boston Private Financial Holdings, Inc.	610,787	8,990,785
Brookline Bancorp, Inc., Delaware	571,354	9,198,799
Bryn Mawr Bank Corp.	145,705	6,696,602
Business First Bancshares, Inc.	139,788	3,322,761
Byline Bancorp, Inc.	181,386	4,117,462
C & F Financial Corp. (b)	20,981	884,979
Cadence Bancorp Class A	904,925	20,134,581
California Bancorp, Inc. (a)(b)	46,907	820,873
Cambridge Bancorp	48,568	4,252,128
Camden National Corp.	110,610	5,278,309
Capital Bancorp, Inc. (a)(b)	55,889	1,227,881
Capital City Bank Group, Inc. (b)	95,815	2,421,245
Capstar Financial Holdings, Inc.	127,930	2,454,977
Carter Bankshares, Inc. (a)	147,313	1,907,703
Cathay General Bancorp	554,836	22,459,761
CB Financial Services, Inc.	30,032	645,688
CBTX, Inc.	130,596	4,083,737
Central Pacific Financial Corp.	202,532	5,458,237
Central Valley Community Bancorp (b)	65,037	1,277,327
Century Bancorp, Inc. Class A (non-vtg.)	20,658	2,360,177
Chemung Financial Corp.	22,771	967,768
ChoiceOne Financial Services, Inc. (b)	48,551	1,191,442
CIT Group, Inc.	720,456	38,393,100
Citizens & Northern Corp.	85,048	2,100,686
Citizens Holding Co. (b)	28,213	538,868
City Holding Co.	112,611	8,716,091
Civista Bancshares, Inc.	108,658	2,513,260
CNB Financial Corp., Pennsylvania	99,431	2,531,513
Coastal Financial Corp. of Washington (a)(b)	64,889	1,931,746
Codorus Valley Bancorp, Inc.	59,686	1,098,222
Colony Bankcorp, Inc. (b)	48,831	761,275
Columbia Banking Systems, Inc.	525,047	22,855,296
Community Bank System, Inc.	386,492	30,003,374
Community Bankers Trust Corp.	136,850	1,146,803
Community Financial Corp.	34,481	1,245,454
Community Trust Bancorp, Inc.	115,449	5,144,407
ConnectOne Bancorp, Inc.	277,371	7,530,623
County Bancorp, Inc.	30,007	709,365
CrossFirst Bankshares, Inc. (a)(b)	356,459	5,254,206
Customers Bancorp, Inc. (a)	209,932	7,246,853
CVB Financial Corp.	945,647	20,057,173
Dime Community Bancshares, Inc.	262,142	8,682,143
Eagle Bancorp Montana, Inc.	44,823	1,048,410
Eagle Bancorp, Inc.	231,464	12,362,492
Eastern Bankshares, Inc.	1,208,106	25,768,901
Enterprise Bancorp, Inc.	58,173	2,026,166
Enterprise Financial Services Corp.	179,678	8,827,580
Equity Bancshares, Inc. (a)	89,145	2,608,383
Esquire Financial Holdings, Inc. (a)	45,787	1,050,812
Evans Bancorp, Inc.	31,922	1,179,837
Farmers & Merchants Bancorp, Inc.	64,202	1,508,747
Farmers National Banc Corp.	182,918	3,032,780
FB Financial Corp.	237,874	9,981,193
Fidelity D & D Bancorp, Inc. (b)	24,917	1,401,830
Financial Institutions, Inc.	118,677	3,789,357
First Bancorp, North Carolina	211,364	8,961,834
First Bancorp, Puerto Rico	1,580,993	19,873,082
First Bancshares, Inc.	157,671	6,168,090
First Bank Hamilton New Jersey	112,285	1,424,897
First Busey Corp.	379,445	9,478,536
First Business Finance Services, Inc. (b)	49,284	1,304,055
First Capital, Inc. (b)	21,364	963,089
First Choice Bancorp	70,927	2,271,083
First Commonwealth Financial Corp.	711,079	10,303,535
First Community Bankshares, Inc.	126,880	3,707,434
First Community Corp. (b)	44,374	816,482
First Financial Bancorp, Ohio	711,016	17,427,002
First Financial Bankshares, Inc. (b)	948,610	46,557,779
First Financial Corp., Indiana	99,986	4,423,381
First Foundation, Inc.	300,328	7,147,806
First Guaranty Bancshares, Inc. (b)	25,968	451,064
First Internet Bancorp	71,853	2,468,151
First Interstate Bancsystem, Inc.	296,475	13,925,431
First Merchants Corp.	396,277	18,311,960
First Mid-Illinois Bancshares, Inc.	112,025	4,877,569
First Midwest Bancorp, Inc., Delaware	832,419	17,455,826
First Northwest Bancorp	54,145	908,553
First of Long Island Corp.	168,538	3,588,174
First Savings Financial Group, Inc. (b)	12,041	828,421
First United Corp.	41,095	695,327
First Western Financial, Inc. (a)	39,165	1,005,366
Flushing Financial Corp.	221,431	5,152,699
FNCM Bancorp, Inc. (b)	106,000	734,580
Franklin Financial Services Corp. (b)	24,751	746,243
Fulton Financial Corp.	1,153,799	19,672,273
FVCBankcorp, Inc. (a)	84,011	1,477,753
German American Bancorp, Inc.	184,706	8,003,311
Glacier Bancorp, Inc.	702,525	41,413,849
Great Southern Bancorp, Inc.	79,373	4,477,431
Great Western Bancorp, Inc.	402,957	13,317,729
Guaranty Bancshares, Inc. Texas	54,994	2,139,267
Hancock Whitney Corp.	630,413	29,150,297
Hanmi Financial Corp.	229,411	4,657,043
HarborOne Bancorp, Inc.	399,076	5,710,778
Hawthorn Bancshares, Inc. (b)	36,375	783,518
HBT Financial, Inc.	59,892	1,090,034
Heartland Financial U.S.A., Inc.	256,174	12,877,867
Heritage Commerce Corp.	442,826	5,344,910
Heritage Financial Corp., Washington	268,426	7,542,771
Hilltop Holdings, Inc. (b)	479,360	16,873,472
Home Bancshares, Inc.	1,118,938	31,140,045
HomeTrust Bancshares, Inc.	107,798	2,953,665
Hope Bancorp, Inc.	862,207	12,941,727
Horizon Bancorp, Inc. Indiana	328,082	6,017,024
Howard Bancorp, Inc. (a)	82,044	1,381,621
Independent Bank Corp.	163,553	3,853,309
Independent Bank Corp., Massachusetts	240,403	19,689,006
Independent Bank Group, Inc.	273,357	20,641,187
International Bancshares Corp.	390,228	18,492,905
Investar Holding Corp. (b)	67,333	1,488,733
Investors Bancorp, Inc.	1,702,677	24,927,191
Lakeland Bancorp, Inc.	370,906	6,724,526
Lakeland Financial Corp.	177,963	11,608,526
Landmark Bancorp, Inc. (b)	23,734	570,803
LCNB Corp. (b)	79,193	1,434,977
Level One Bancorp, Inc.	33,588	907,884
Limestone Bancorp, Inc. (a)(b)	31,465	497,776
Live Oak Bancshares, Inc.	208,229	13,318,327
Macatawa Bank Corp.	158,433	1,516,204
Mackinac Financial Corp.	78,693	1,707,638
Mainstreet Bancshares, Inc. (a)(b)	45,321	960,805
Mercantile Bank Corp.	116,916	3,774,048
Meridian Bank/Malvern, PA (b)	34,076	899,606
Metrocity Bankshares, Inc. (b)	108,153	1,731,530
Metropolitan Bank Holding Corp. (a)	53,404	3,356,441
Mid Penn Bancorp, Inc.	45,786	1,235,764
Middlefield Banc Corp.	37,199	832,514
Midland States Bancorp, Inc.	159,673	4,499,585
MidWestOne Financial Group, Inc.	104,394	3,294,675
MVB Financial Corp.	69,955	2,817,787
National Bank Holdings Corp.	219,286	8,749,511
National Bankshares, Inc. (b)	38,557	1,383,811
NBT Bancorp, Inc.	310,262	11,755,827
Nicolet Bankshares, Inc. (a)(b)	68,622	5,473,291
Northeast Bank	50,805	1,431,177
Northrim Bancorp, Inc.	41,369	1,764,388
Norwood Financial Corp.	34,388	876,550
Oak Valley Bancorp Oakdale California (b)	41,764	740,893
OceanFirst Financial Corp.	438,862	10,032,385
OFG Bancorp	372,368	8,821,398
Ohio Valley Banc Corp. (b)	27,576	617,151
Old National Bancorp, Indiana	1,196,577	22,615,305
Old Second Bancorp, Inc.	216,669	2,862,197
Origin Bancorp, Inc.	164,046	7,173,732
Orrstown Financial Services, Inc.	72,135	1,710,321
Pacific Premier Bancorp, Inc.	590,298	25,990,821
Park National Corp.	105,416	13,186,487
Parke Bancorp, Inc. (b)	68,962	1,456,477
Partners Bancorp (b)	62,156	472,386
PCB Bancorp	84,725	1,338,655
Peapack-Gladstone Financial Corp.	140,192	4,486,144
Penns Woods Bancorp, Inc.	43,151	1,035,624
Peoples Bancorp of North Carolina (b)	27,036	631,831
Peoples Bancorp, Inc. (b)	136,014	4,546,948
Peoples Financial Services Corp.	44,094	1,880,609
Plumas Bancorp (b)	29,177	774,649
Preferred Bank, Los Angeles	102,252	6,701,596
Premier Financial Bancorp, Inc.	91,122	1,725,851
Primis Financial Corp.	153,846	2,207,690
Professional Holdings Corp. (A Shares) (a)	78,387	1,351,392
QCR Holdings, Inc.	113,024	5,450,017
RBB Bancorp	114,183	2,406,978
Red River Bancshares, Inc.	31,015	1,725,675
Reliant Bancorp, Inc.	120,115	3,318,777
Renasant Corp. (b)	398,389	16,784,129
Republic Bancorp, Inc., Kentucky Class A	68,765	3,089,611
Republic First Bancorp, Inc. (a)	235,182	938,376
Richmond Mutual Bancorp., Inc. (b)	75,219	1,028,244
S&T Bancorp, Inc.	285,482	9,406,632
Salisbury Bancorp, Inc. (b)	15,581	724,049
Sandy Spring Bancorp, Inc. (b)	342,154	15,520,105
SB Financial Group, Inc. (b)	43,668	779,910
Seacoast Banking Corp., Florida	382,160	13,891,516
Select Bancorp, Inc. New (a)	99,300	1,170,747
ServisFirst Bancshares, Inc. (b)	357,150	22,586,166
Shore Bancshares, Inc.	87,429	1,472,304
Sierra Bancorp	100,204	2,712,522
Silvergate Capital Corp. (a)	142,283	15,255,583
Simmons First National Corp. Class A	793,507	22,614,950
SmartFinancial, Inc.	94,677	2,242,898
South Plains Financial, Inc.	68,678	1,568,606
South State Corp.	513,501	43,298,404
Southern First Bancshares, Inc. (a)	56,935	2,932,153
Southside Bancshares, Inc.	233,968	9,393,815
Spirit of Texas Bancshares, Inc.	94,155	2,181,571
Stock Yards Bancorp, Inc. (b)	152,703	7,812,285
Summit Financial Group, Inc.	72,976	1,901,025
Texas Capital Bancshares, Inc. (a)	369,446	25,355,079
The Bank of NT Butterfield & Son Ltd.	366,629	14,379,189
The Bank of Princeton	31,833	950,215
The First Bancorp, Inc.	65,258	1,846,149
Tompkins Financial Corp. (b)	106,013	8,284,916
TowneBank	496,980	15,396,440
Trico Bancshares	197,383	9,134,885
TriState Capital Holdings, Inc. (a)	209,064	4,990,358
Triumph Bancorp, Inc. (a)	166,546	14,760,972
Trustmark Corp.	457,990	14,843,456
UMB Financial Corp.	319,449	30,996,136
United Bankshares, Inc., West Virginia	909,119	35,701,103
United Community Bank, Inc.	574,517	18,798,196
United Security Bancshares, California	75,155	622,283
Unity Bancorp, Inc. (b)	48,786	1,075,731
Univest Corp. of Pennsylvania	221,348	6,182,250
Valley National Bancorp	2,928,964	40,331,834
Veritex Holdings, Inc.	357,446	12,074,526
Washington Trust Bancorp, Inc.	126,270	6,446,084
WesBanco, Inc.	477,178	17,316,790
West Bancorp., Inc.	104,503	2,744,249
Westamerica Bancorp.	190,032	12,048,029
		1,804,099,108
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	412,893	21,024,512
Assetmark Financial Holdings, Inc. (a)	115,593	2,603,154
Associated Capital Group, Inc.	12,024	429,618
B. Riley Financial, Inc.	148,592	10,593,124
BGC Partners, Inc. Class A	2,262,533	11,991,425
Blucora, Inc. (a)	355,288	5,114,371
BrightSphere Investment Group, Inc.	449,020	10,107,440
Cohen & Steers, Inc.	177,393	12,066,272
Cowen Group, Inc. Class A (b)	190,279	7,514,118
Diamond Hill Investment Group, Inc.	22,107	3,780,297
Donnelley Financial Solutions, Inc. (a)	217,933	6,660,032
Federated Hermes, Inc. Class B (non-vtg.)	691,297	19,909,354
Focus Financial Partners, Inc. Class A (a)	282,738	13,305,650
GAMCO Investors, Inc. Class A	30,959	609,273
Greenhill & Co., Inc. (b)	102,870	1,561,567
Hamilton Lane, Inc. Class A	234,778	21,235,670
Houlihan Lokey	376,726	24,965,632
Moelis & Co. Class A	386,376	20,972,489
Oppenheimer Holdings, Inc. Class A (non-vtg.)	69,346	3,548,435
Piper Jaffray Companies	128,228	14,873,166
PJT Partners, Inc.	171,923	12,641,498
Pzena Investment Management, Inc. (b)	105,842	1,114,516
Safeguard Scientifics, Inc. (a)	142,720	879,155
Sculptor Capital Management, Inc. Class A	138,990	3,160,633
Siebert Financial Corp. (a)(b)	93,445	374,714
Silvercrest Asset Management Group Class A	61,171	850,889
StepStone Group, Inc. Class A	142,745	4,753,409
Stifel Financial Corp.	731,292	50,598,093
StoneX Group, Inc. (a)	120,969	7,683,951
Value Line, Inc.	6,577	200,862
Virtus Investment Partners, Inc.	53,305	14,576,785
Waddell & Reed Financial, Inc. Class A	439,387	10,975,887
Westwood Holdings Group, Inc.	29,069	525,858
WisdomTree Investments, Inc. (b)	1,026,333	6,963,669
		328,165,518
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	39,777	1,243,429
CURO Group Holdings Corp.	130,360	1,866,755
Encore Capital Group, Inc. (a)(b)	231,776	9,118,068
Enova International, Inc. (a)	255,603	8,751,847
EZCORP, Inc. (non-vtg.) Class A (a)	361,013	2,032,503
First Cash Financial Services, Inc.	297,998	21,464,796
Green Dot Corp. Class A (a)	376,320	17,220,403
LendingClub Corp. (a)	519,300	7,992,027
Navient Corp.	1,333,327	22,439,893
Nelnet, Inc. Class A	123,357	9,156,790
Oportun Financial Corp. (a)	145,228	3,152,900
PRA Group, Inc. (a)(b)	330,157	12,440,316
PROG Holdings, Inc.	492,241	25,074,757
Regional Management Corp.	61,840	2,395,063
World Acceptance Corp. (a)(b)	32,034	4,188,125
		148,537,672
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc. (b)	38,053	1,418,235
Alerus Financial Corp. (b)	110,956	3,189,985
Banco Latinoamericano de Comercio Exterior SA Series E	200,227	2,955,351
Cannae Holdings, Inc. (a)	628,741	24,961,018
GWG Holdings, Inc. (a)(b)	12,594	89,417
Marlin Business Services Corp.	67,750	1,527,763
SWK Holdings Corp. (a)(b)	23,201	363,908
		34,505,677
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	338,375	5,803,131
American Equity Investment Life Holding Co.	661,355	20,488,778
Amerisafe, Inc.	138,334	8,587,775
Argo Group International Holdings, Ltd.	236,917	12,362,329
BRP Group, Inc. (a)	313,700	9,103,574
Citizens, Inc. Class A (a)(b)	324,730	1,896,423
CNO Financial Group, Inc. (b)	979,669	25,010,950
Crawford & Co. Class A	98,107	1,029,142
Donegal Group, Inc. Class A	77,121	1,189,977
eHealth, Inc. (a)(b)	190,903	13,504,478
Employers Holdings, Inc.	210,710	8,529,541
Enstar Group Ltd. (a)	88,444	22,215,364
FBL Financial Group, Inc. Class A	67,531	3,828,332
Fednat Holding Co.	92,862	472,668
Genworth Financial, Inc. Class A (a)	3,708,135	16,019,143
Goosehead Insurance	97,260	10,692,764
Greenlight Capital Re, Ltd. (a)(b)	202,567	1,869,693
HCI Group, Inc. (b)	47,217	3,466,672
Heritage Insurance Holdings, Inc.	185,637	1,691,153
Horace Mann Educators Corp. (b)	300,132	12,035,293
Independence Holding Co.	28,438	1,251,272
Investors Title Co.	8,350	1,473,191
James River Group Holdings Ltd.	218,963	10,315,347
Kinsale Capital Group, Inc.	155,015	26,974,160
MBIA, Inc. (a)(b)	372,053	3,727,971
Midwest Holding, Inc.	6,270	301,085
National Western Life Group, Inc.	18,456	4,231,961
NI Holdings, Inc. (a)	56,682	1,085,460
Palomar Holdings, Inc. (a)	150,013	10,554,915
ProAssurance Corp.	391,284	9,782,100
ProSight Global, Inc. (a)	54,207	689,513
Protective Insurance Corp. Class B	67,469	1,551,787
RLI Corp.	290,145	32,339,562
Safety Insurance Group, Inc.	103,099	8,457,211
Selective Insurance Group, Inc.	431,236	32,834,309
Selectquote, Inc. (b)	956,238	29,767,689
Siriuspoint Ltd. (a)	618,509	6,543,825
State Auto Financial Corp.	122,182	2,306,796
Stewart Information Services Corp.	194,124	11,385,373
Tiptree, Inc.	181,192	1,813,732
Trean Insurance Group, Inc. (a)	83,587	1,461,937
Trupanion, Inc. (a)	220,214	17,859,355
United Fire Group, Inc.	153,518	4,645,455
United Insurance Holdings Corp.	136,310	761,973
Universal Insurance Holdings, Inc.	195,142	2,722,231
Vericity, Inc. (b)	28,096	312,147
Watford Holdings Ltd. (a)	124,917	4,354,607
		409,302,144
Mortgage Real Estate Investment Trusts - 1.2%
Apollo Commercial Real Estate Finance, Inc.	1,024,709	15,585,824
Arbor Realty Trust, Inc.	852,132	15,065,694
Ares Commercial Real Estate Corp.	236,739	3,494,268
Arlington Asset Investment Corp. (a)	185,179	759,234
Armour Residential REIT, Inc.	446,804	5,553,774
Blackstone Mortgage Trust, Inc.	1,014,154	32,949,863
Broadmark Realty Capital, Inc.	949,580	10,236,472
Capstead Mortgage Corp.	716,775	4,644,702
Cherry Hill Mortgage Investment Corp.	120,780	1,222,294
Chimera Investment Corp.	1,377,831	18,104,699
Colony NorthStar Credit Real Estate, Inc.	624,597	5,427,748
Dynex Capital, Inc.	187,354	3,784,551
Ellington Financial LLC	310,499	5,570,352
Ellington Residential Mortgage REIT	60,936	758,044
Granite Point Mortgage Trust, Inc.	406,949	5,388,005
Great Ajax Corp.	155,886	1,903,368
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	538,028	28,192,667
Invesco Mortgage Capital, Inc. (b)	1,710,746	6,671,909
KKR Real Estate Finance Trust, Inc.	215,831	4,554,034
Ladder Capital Corp. Class A	757,156	9,002,585
MFA Financial, Inc.	3,306,153	14,547,073
New York Mortgage Trust, Inc.	2,767,636	12,703,449
Orchid Island Capital, Inc. (b)	662,704	3,644,872
PennyMac Mortgage Investment Trust	717,482	14,385,514
Ready Capital Corp.	428,078	6,211,412
Redwood Trust, Inc.	813,060	9,033,097
TPG RE Finance Trust, Inc.	443,275	5,523,207
Two Harbors Investment Corp.	1,961,550	15,300,090
Western Asset Mortgage Capital Corp.	426,358	1,347,291
		261,566,092
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. (a)(b)	419,623	18,945,978
Bogota Financial Corp. (a)(b)	35,809	354,867
Bridgewater Bancshares, Inc. (a)	157,646	2,665,794
Capitol Federal Financial, Inc.	941,560	12,169,663
Columbia Financial, Inc. (a)(b)	349,858	6,391,906
ESSA Bancorp, Inc.	59,476	923,068
Essent Group Ltd. (b)	808,215	42,495,945
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	64,587	6,643,419
Flagstar Bancorp, Inc.	352,230	16,392,784
FS Bancorp, Inc.	25,544	1,745,932
Greene County Bancorp, Inc. (b)	16,501	419,290
Hingham Institution for Savings	10,577	3,216,889
Home Bancorp, Inc.	47,224	1,791,679
Home Point Capital, Inc.	69,033	673,072
HomeStreet, Inc.	156,820	6,404,529
Kearny Financial Corp.	557,506	7,124,927
Luther Burbank Corp.	121,234	1,350,547
Merchants Bancorp	68,153	2,779,961
Meridian Bancorp, Inc. Maryland	351,064	7,762,025
Meta Financial Group, Inc.	229,878	11,323,790
MMA Capital Management, LLC (a)	28,151	480,819
Mr. Cooper Group, Inc. (a)	554,603	19,122,711
NMI Holdings, Inc. (a)	606,329	15,667,541
Northfield Bancorp, Inc.	350,172	5,665,783
Northwest Bancshares, Inc.	853,666	11,985,471
Oconee Federal Financial Corp. (b)	6,437	151,141
OP Bancorp	79,435	864,253
PCSB Financial Corp.	97,997	1,713,968
PDL Community Bancorp (a)(b)	42,199	467,565
Pennymac Financial Services, Inc.	305,287	18,381,330
Pioneer Bancorp, Inc. (a)	70,082	824,164
Premier Financial Corp.	278,131	8,786,158
Provident Bancorp, Inc.	114,160	1,868,799
Provident Financial Holdings, Inc.	33,431	543,588
Provident Financial Services, Inc.	517,814	12,204,876
Prudential Bancorp, Inc.	51,011	706,502
Radian Group, Inc.	1,396,656	34,413,604
Riverview Bancorp, Inc. (b)	131,459	905,753
Security National Financial Corp. Class A	56,395	475,974
Southern Missouri Bancorp, Inc.	53,708	2,249,828
Standard AVB Financial Corp.	26,971	886,806
Sterling Bancorp, Inc. (a)	109,807	543,545
Territorial Bancorp, Inc.	46,542	1,170,531
Timberland Bancorp, Inc.	49,937	1,405,227
Trustco Bank Corp., New York	702,473	5,138,590
Walker & Dunlop, Inc.	206,872	22,931,761
Washington Federal, Inc.	546,237	17,780,014
Waterstone Financial, Inc.	161,016	3,172,015
Western New England Bancorp, Inc.	144,709	1,172,143
WSFS Financial Corp.	347,055	17,731,040
		360,987,565

TOTAL FINANCIALS		3,347,163,776

HEALTH CARE - 19.0%
Biotechnology - 9.6%
4D Molecular Therapeutics, Inc. (b)	60,354	2,335,700
89Bio, Inc. (a)(b)	65,412	1,719,681
Abeona Therapeutics, Inc. (a)(b)	538,703	953,504
ADMA Biologics, Inc. (a)(b)	622,604	1,220,304
Adverum Biotechnologies, Inc. (a)	669,885	2,612,552
Aeglea BioTherapeutics, Inc. (a)(b)	322,086	2,505,829
Affimed NV (a)(b)	829,916	8,871,802
Agenus, Inc. (a)(b)	1,203,321	3,718,262
Akebia Therapeutics, Inc. (a)(b)	1,140,010	3,636,632
Akero Therapeutics, Inc. (a)(b)	104,022	3,203,878
Akouos, Inc. (a)(b)	189,488	2,694,519
Albireo Pharma, Inc. (a)(b)	127,073	4,079,043
Alector, Inc. (a)(b)	347,143	6,769,289
Aligos Therapeutics, Inc. (b)	76,421	1,965,548
Allakos, Inc. (a)(b)	190,702	20,809,402
Allogene Therapeutics, Inc. (a)(b)	398,576	12,323,970
Allovir, Inc. (a)(b)	221,437	5,232,556
ALX Oncology Holdings, Inc. (a)(b)	127,807	8,008,387
Amicus Therapeutics, Inc. (a)	1,898,143	18,677,727
AnaptysBio, Inc. (a)(b)	164,613	3,843,714
Anavex Life Sciences Corp. (a)(b)	429,231	5,185,110
Anika Therapeutics, Inc. (a)(b)	107,011	4,299,702
Annexon, Inc. (a)(b)	172,745	3,442,808
Apellis Pharmaceuticals, Inc. (a)(b)	440,305	22,310,254
Applied Genetic Technologies Corp. (a)(b)	362,071	1,531,560
Applied Molecular Transport, Inc. (b)	163,250	9,385,243
Applied Therapeutics, Inc. (a)(b)	113,987	2,111,039
Aptinyx, Inc. (a)(b)	238,378	638,853
Aravive, Inc. (a)(b)	60,741	318,890
Arcturus Therapeutics Holdings, Inc. (a)(b)	145,431	5,331,500
Arcus Biosciences, Inc. (a)(b)	313,201	10,570,534
Arcutis Biotherapeutics, Inc. (a)(b)	171,850	5,756,975
Ardelyx, Inc. (a)(b)	559,650	4,091,042
Arena Pharmaceuticals, Inc. (a)	424,812	29,154,848
Arrowhead Pharmaceuticals, Inc. (a)(b)	747,325	54,375,367
Assembly Biosciences, Inc. (a)(b)	222,988	954,389
Atara Biotherapeutics, Inc. (a)	595,000	8,365,700
Athenex, Inc. (a)(b)	507,580	2,035,396
Athersys, Inc. (a)(b)	798,306	1,333,171
Atreca, Inc. (a)(b)	226,443	2,703,729
AVEO Pharmaceuticals, Inc. (a)	209,925	1,479,971
Avid Bioservices, Inc. (a)	441,750	9,455,659
Avidity Biosciences, Inc. (b)	232,620	5,452,613
AVROBIO, Inc. (a)(b)	281,063	3,282,816
Axcella Health, Inc. (a)	97,200	402,408
Aziyo Biologics, Inc. (b)	16,402	160,248
Beam Therapeutics, Inc. (a)(b)	291,070	23,867,740
BeyondSpring, Inc. (a)(b)	103,535	1,117,143
BioAtla, Inc. (b)	85,882	4,258,888
BioCryst Pharmaceuticals, Inc. (a)(b)	1,299,807	15,123,254
Biohaven Pharmaceutical Holding Co. Ltd. (a)	352,347	26,461,260
BioXcel Therapeutics, Inc. (a)(b)	101,697	3,454,647
Black Diamond Therapeutics, Inc. (a)(b)	137,999	3,676,293
Blueprint Medicines Corp. (a)	404,077	38,920,697
Bolt Biotherapeutics, Inc.	59,133	1,322,214
BrainStorm Cell Therpeutic, Inc. (a)(b)	129,225	448,411
BridgeBio Pharma, Inc. (a)(b)	686,890	38,410,889
C4 Therapeutics, Inc. (b)	80,923	2,678,551
Cabaletta Bio, Inc. (a)(b)	88,523	985,261
Calithera Biosciences, Inc. (a)(b)	449,053	974,445
Calyxt, Inc. (a)(b)	77,101	383,963
CareDx, Inc. (a)	367,155	29,030,946
CASI Pharmaceuticals, Inc. (a)	26,719	47,827
Catabasis Pharmaceuticals, Inc. (a)(b)	177,479	399,328
Catalyst Biosciences, Inc. (a)	248,900	1,254,456
Catalyst Pharmaceutical Partners, Inc. (a)(b)	746,478	3,418,869
Cel-Sci Corp. (a)(b)	264,227	6,375,798
Centogene NV (a)(b)	61,739	671,103
Checkmate Pharmaceuticals, Inc. (b)	60,287	436,478
Checkpoint Therapeutics, Inc. (a)(b)	404,444	1,172,888
ChemoCentryx, Inc. (a)	365,389	17,659,250
Chimerix, Inc. (a)(b)	439,017	3,823,838
Chinook Therapeutics, Inc. (a)	104,212	1,870,605
Chinook Therapeutics, Inc. rights (a)(c)	86,210	4,311
Cidara Therapeutics, Inc. (a)(b)	111,604	247,761
Clovis Oncology, Inc. (a)(b)	644,582	3,828,817
Codiak Biosciences, Inc. (b)	50,454	998,989
CohBar, Inc. (a)(b)	216,484	290,089
Coherus BioSciences, Inc. (a)(b)	451,962	6,689,038
Concert Pharmaceuticals, Inc. (a)	211,908	879,418
Constellation Pharmaceuticals, Inc. (a)	232,846	5,034,131
ContraFect Corp. (a)(b)	177,998	788,531
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	667,993	1,202,387
Cortexyme, Inc. (a)(b)	119,044	4,662,953
Crinetics Pharmaceuticals, Inc. (a)	205,491	3,557,049
Cue Biopharma, Inc. (a)	174,635	2,118,323
Cullinan Oncology, Inc.	97,510	3,165,175
Cyclerion Therapeutics, Inc. (a)(b)	168,472	367,269
Cytokinetics, Inc. (a)	487,892	12,411,972
CytomX Therapeutics, Inc. (a)	482,750	4,518,540
Decibel Therapeutics, Inc.	37,490	341,909
Deciphera Pharmaceuticals, Inc. (a)	288,487	13,377,142
Denali Therapeutics, Inc. (a)(b)	459,258	27,757,554
DermTech, Inc. (a)(b)	75,380	3,169,729
Dicerna Pharmaceuticals, Inc. (a)	486,597	15,176,960
Dyadic International, Inc. (a)(b)	119,826	540,415
Dynavax Technologies Corp. (a)(b)	784,769	7,831,995
Dyne Therapeutics, Inc. (b)	124,699	2,454,076
Eagle Pharmaceuticals, Inc. (a)	69,266	2,828,131
Editas Medicine, Inc. (a)(b)	491,213	18,179,793
Eiger Biopharmaceuticals, Inc. (a)	233,146	1,979,410
Emergent BioSolutions, Inc. (a)	332,455	20,273,106
Enanta Pharmaceuticals, Inc. (a)	144,220	7,317,723
Enochian Biosciences, Inc. (a)(b)	95,372	322,357
Epizyme, Inc. (a)(b)	695,377	5,430,894
Esperion Therapeutics, Inc. (a)(b)	198,247	5,342,757
Evelo Biosciences, Inc. (a)	175,775	2,311,441
Exicure, Inc. (a)	444,812	876,280
Fate Therapeutics, Inc. (a)	555,783	48,569,876
Fennec Pharmaceuticals, Inc. (a)	148,458	927,863
FibroGen, Inc. (a)(b)	357,365	7,976,387
Flexion Therapeutics, Inc. (a)(b)	135,863	1,054,297
Foghorn Therapeutics, Inc. (b)	49,833	547,166
Forma Therapeutics Holdings, Inc. (b)	129,004	3,476,658
Fortress Biotech, Inc. (a)(b)	506,665	2,188,793
Frequency Therapeutics, Inc. (a)(b)	209,972	2,437,775
G1 Therapeutics, Inc. (a)(b)	257,717	5,430,097
Galectin Therapeutics, Inc. (a)(b)	302,809	1,338,416
Galera Therapeutics, Inc. (a)	60,916	496,465
Generation Bio Co. (b)	298,282	10,875,362
Genprex, Inc. (a)(b)	264,236	1,004,097
Geron Corp. (a)(b)	2,163,194	3,136,631
GlycoMimetics, Inc. (a)(b)	283,477	680,345
Gossamer Bio, Inc. (a)(b)	310,902	2,686,193
Gritstone Oncology, Inc. (a)	231,129	2,091,717
Halozyme Therapeutics, Inc. (a)(b)	969,857	48,444,357
Harpoon Therapeutics, Inc. (a)	104,945	2,375,955
Heron Therapeutics, Inc. (a)(b)	648,071	11,328,281
Homology Medicines, Inc. (a)	243,536	1,648,739
Hookipa Pharma, Inc. (a)	112,471	1,522,857
iBio, Inc. (a)	1,655,392	2,267,887
Ideaya Biosciences, Inc. (a)	130,714	2,686,173
IGM Biosciences, Inc. (a)(b)	56,140	3,970,221
Immunic, Inc. (a)	49,611	762,025
ImmunityBio, Inc. (a)(b)	233,042	4,136,496
ImmunoGen, Inc. (a)	1,409,972	11,364,374
Immunome, Inc.	16,657	442,410
Immunovant, Inc. (a)	266,954	4,185,839
Inhibrx, Inc. (a)(b)	57,751	1,231,829
Inovio Pharmaceuticals, Inc. (a)(b)	1,371,488	9,339,833
Inozyme Pharma, Inc. (a)(b)	82,448	1,523,639
Insmed, Inc. (a)	742,537	25,045,773
Intellia Therapeutics, Inc. (a)(b)	400,097	30,715,447
Intercept Pharmaceuticals, Inc. (a)(b)	200,676	3,969,371
Invitae Corp. (a)(b)	886,261	30,930,509
Ironwood Pharmaceuticals, Inc. Class A (a)	1,176,152	12,984,718
iTeos Therapeutics, Inc. (a)	98,273	2,310,398
Iveric Bio, Inc. (a)(b)	603,785	4,226,495
Jounce Therapeutics, Inc. (a)	135,146	1,274,427
Kadmon Holdings, Inc. (a)(b)	1,351,335	5,486,420
Kalvista Pharmaceuticals, Inc. (a)(b)	142,501	3,558,250
Karuna Therapeutics, Inc. (a)	114,987	12,764,707
Karyopharm Therapeutics, Inc. (a)(b)	561,713	5,246,399
Keros Therapeutics, Inc. (b)	97,171	5,713,655
Kezar Life Sciences, Inc. (a)	248,568	1,449,151
Kindred Biosciences, Inc. (a)(b)	318,748	1,593,740
Kiniksa Pharmaceuticals Ltd. (a)(b)	206,858	3,404,883
Kinnate Biopharma, Inc. (b)	103,974	2,788,583
Kodiak Sciences, Inc. (a)(b)	240,812	29,099,722
Kronos Bio, Inc. (b)	57,552	1,557,933
Krystal Biotech, Inc. (a)	111,599	8,865,425
Kura Oncology, Inc. (a)	461,009	12,414,972
Kymera Therapeutics, Inc. (a)(b)	76,987	3,506,758
La Jolla Pharmaceutical Co. (a)(b)	97,741	433,970
Lexicon Pharmaceuticals, Inc. (a)(b)	373,733	1,816,342
Ligand Pharmaceuticals, Inc. Class B (a)(b)	106,526	15,541,078
LogicBio Therapeutics, Inc. (a)(b)	102,973	568,411
Macrogenics, Inc. (a)	401,774	13,001,407
Madrigal Pharmaceuticals, Inc. (a)	64,764	8,814,380
Magenta Therapeutics, Inc. (a)	147,800	1,721,870
MannKind Corp. (a)(b)	1,662,456	7,597,424
Marker Therapeutics, Inc. (a)(b)	295,173	755,643
MediciNova, Inc. (a)(b)	307,040	1,347,906
MEI Pharma, Inc. (a)(b)	848,515	3,097,080
MeiraGTx Holdings PLC (a)(b)	178,422	2,672,762
Mersana Therapeutics, Inc. (a)	392,849	6,258,085
Metacrine, Inc.	48,009	186,275
Minerva Neurosciences, Inc. (a)	236,704	563,356
Mirati Therapeutics, Inc. (a)	311,998	51,860,308
Mirum Pharmaceuticals, Inc. (a)(b)	48,689	951,383
Molecular Templates, Inc. (a)(b)	215,668	2,018,652
Morphic Holding, Inc. (a)	102,544	5,680,938
Mustang Bio, Inc. (a)	445,810	1,439,966
Myriad Genetics, Inc. (a)	518,221	15,660,639
Natera, Inc. (a)	551,852	60,714,757
Neoleukin Therapeutics, Inc. (a)	244,853	3,058,214
Neubase Therapeutics, Inc. (a)(b)	121,637	733,471
Neurobo Pharmaceuticals, Inc. (a)(b)	26,623	95,577
Neximmune, Inc.	47,346	914,251
NextCure, Inc. (a)	84,855	744,178
Nkarta, Inc. (a)(b)	152,461	4,855,883
Novavax, Inc. (a)	449,980	106,613,761
Nurix Therapeutics, Inc. (a)(b)	177,576	6,183,196
Nymox Pharmaceutical Corp. (a)(b)	249,372	496,250
Olema Pharmaceuticals, Inc. (b)	93,232	2,615,158
OncoCyte Corp. (a)(b)	539,257	2,771,781
Oncorus, Inc. (a)	63,602	1,020,812
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,933,188	12,026,071
Organogenesis Holdings, Inc. Class A (a)	181,801	4,065,070
Orgenesis, Inc. (a)(b)	121,899	571,706
ORIC Pharmaceuticals, Inc. (a)(b)	125,546	3,029,425
Ovid Therapeutics, Inc. (a)(b)	400,573	1,470,103
Oyster Point Pharma, Inc. (a)(b)	42,305	873,598
Passage Bio, Inc. (a)(b)	211,954	3,976,257
PhaseBio Pharmaceuticals, Inc. (a)(b)	39,016	118,218
Pieris Pharmaceuticals, Inc. (a)(b)	237,202	512,356
PMV Pharmaceuticals, Inc. (b)	104,025	3,508,763
Poseida Therapeutics, Inc. (a)(b)	248,830	2,329,049
Praxis Precision Medicines, Inc. (b)	78,815	2,416,468
Precigen, Inc. (a)(b)	511,073	3,953,150
Precision BioSciences, Inc. (a)(b)	350,632	3,257,371
Prelude Therapeutics, Inc. (b)	28,360	1,175,238
Protagonist Therapeutics, Inc. (a)(b)	260,073	7,526,513
Protara Therapeutics, Inc. (a)	25,165	281,596
Prothena Corp. PLC (a)	227,936	6,049,421
PTC Therapeutics, Inc. (a)	454,174	18,716,511
Puma Biotechnology, Inc. (a)(b)	246,939	2,434,819
Radius Health, Inc. (a)	334,664	7,463,007
RAPT Therapeutics, Inc. (a)(b)	83,894	1,840,634
Recro Pharma, Inc. (a)(b)	78,321	209,117
REGENXBIO, Inc. (a)	290,745	10,085,944
Relay Therapeutics, Inc. (a)(b)	339,792	10,774,804
Replimune Group, Inc. (a)	178,963	6,548,256
Revolution Medicines, Inc. (a)(b)	314,899	10,451,498
Rhythm Pharmaceuticals, Inc. (a)(b)	285,048	6,145,635
Rigel Pharmaceuticals, Inc. (a)	1,277,644	4,752,836
Rocket Pharmaceuticals, Inc. (a)(b)	273,808	12,551,359
Rubius Therapeutics, Inc. (a)	262,612	6,570,552
Sangamo Therapeutics, Inc. (a)(b)	857,413	10,100,325
Savara, Inc. (a)(b)	438,638	833,412
Scholar Rock Holding Corp. (a)(b)	189,442	6,128,449
Scopus Biopharma, Inc. (b)	51,889	380,346
Selecta Biosciences, Inc. (a)(b)	524,539	1,573,617
Sensei Biotherapeutics, Inc. (b)	56,234	744,538
Seres Therapeutics, Inc. (a)(b)	402,000	8,365,620
Shattuck Labs, Inc. (b)	97,615	3,678,133
Sigilon Therapeutics, Inc.	58,479	812,858
Silverback Therapeutics, Inc. (b)	66,783	2,140,395
Soleno Therapeutics, Inc. (a)	514,672	622,753
Solid Biosciences, Inc. (a)(b)	197,856	1,007,087
Sorrento Therapeutics, Inc. (a)(b)	1,833,329	15,088,298
Spectrum Pharmaceuticals, Inc. (a)(b)	1,130,976	3,517,335
Spero Therapeutics, Inc. (a)(b)	161,099	2,216,722
Springworks Therapeutics, Inc. (a)(b)	176,266	12,666,475
Spruce Biosciences, Inc. (b)	48,776	790,171
SQZ Biotechnologies Co. (b)	35,783	439,415
Stoke Therapeutics, Inc. (a)(b)	104,316	3,369,407
Sutro Biopharma, Inc. (a)(b)	240,280	4,928,143
Syndax Pharmaceuticals, Inc. (a)(b)	241,598	3,851,072
Syros Pharmaceuticals, Inc. (a)	373,872	2,258,187
Taysha Gene Therapies, Inc. (b)	67,824	1,750,537
TCR2 Therapeutics, Inc. (a)	211,070	4,793,400
TG Therapeutics, Inc. (a)(b)	886,528	39,636,667
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Translate Bio, Inc. (a)(b)	502,804	11,675,109
Travere Therapeutics, Inc. (a)	407,239	10,066,948
Turning Point Therapeutics, Inc. (a)	274,836	20,950,748
Twist Bioscience Corp. (a)(b)	343,131	46,044,749
Tyme Technologies, Inc. (a)(b)	613,353	950,697
Ultragenyx Pharmaceutical, Inc. (a)	464,497	51,856,445
UNITY Biotechnology, Inc. (a)(b)	251,077	1,247,853
UroGen Pharma Ltd. (a)(b)	151,656	2,949,709
Vanda Pharmaceuticals, Inc. (a)	401,494	6,664,800
Vaxart, Inc. (a)(b)	391,592	4,221,362
Vaxcyte, Inc. (b)	149,788	2,781,563
VBI Vaccines, Inc. (a)(b)	1,346,608	4,241,815
Veracyte, Inc. (a)	486,583	24,207,504
Verastem, Inc. (a)(b)	1,292,831	3,968,991
Vericel Corp. (a)(b)	332,129	20,731,492
Viking Therapeutics, Inc. (a)(b)	522,972	3,341,791
Vir Biotechnology, Inc. (a)(b)	393,350	18,778,529
Vor Biopharma, Inc. (a)	83,972	2,366,331
Voyager Therapeutics, Inc. (a)(b)	186,895	900,834
vTv Therapeutics, Inc. Class A (a)(b)	152,463	390,305
X4 Pharmaceuticals, Inc. (a)	91,348	765,496
Xbiotech, Inc. (a)	108,356	1,850,720
Xencor, Inc. (a)	405,049	17,238,885
XOMA Corp. (a)(b)	45,585	1,734,965
Y-mAbs Therapeutics, Inc. (a)(b)	216,036	6,496,203
Zentalis Pharmaceuticals, Inc. (b)	212,020	12,577,026
ZIOPHARM Oncology, Inc. (a)(b)	1,609,318	5,568,240
		2,039,643,361
Health Care Equipment & Supplies - 3.4%
Accelerate Diagnostics, Inc. (a)(b)	208,946	1,527,395
Accuray, Inc. (a)	685,934	3,223,890
Acutus Medical, Inc. (a)(b)	116,804	1,594,375
Alphatec Holdings, Inc. (a)	405,659	6,486,487
Angiodynamics, Inc. (a)	268,102	6,514,879
Antares Pharma, Inc. (a)	1,229,228	4,658,774
Apyx Medical Corp. (a)	230,182	2,331,744
Aspira Women's Health, Inc. (a)(b)	626,544	3,583,832
Atricure, Inc. (a)	318,076	24,514,117
Atrion Corp. (b)	10,341	6,603,763
Avanos Medical, Inc. (a)	345,240	14,917,820
AxoGen, Inc. (a)	275,731	5,161,684
Axonics Modulation Technologies, Inc. (a)(b)	222,513	14,002,743
Bellerophon Therapeutics, Inc. (a)	23,780	104,394
Beyond Air, Inc. (a)(b)	144,879	889,557
BioLife Solutions, Inc. (a)	106,237	3,707,671
BioSig Technologies, Inc. (a)	123,011	420,698
Bioventus, Inc.	56,847	818,597
Cantel Medical Corp. (a)	276,556	24,312,038
Cardiovascular Systems, Inc. (a)(b)	288,025	11,613,168
Cerus Corp. (a)(b)	1,229,534	7,500,157
Chembio Diagnostics, Inc. (a)(b)	207,851	829,325
Co.-Diagnostics, Inc. (a)(b)	213,987	1,895,925
CONMED Corp.	197,731	27,870,184
Cryolife, Inc. (a)(b)	275,841	8,049,040
CryoPort, Inc. (a)(b)	292,878	16,568,108
Cutera, Inc. (a)(b)	127,613	3,832,218
CytoSorbents Corp. (a)(b)	315,150	2,915,138
Eargo, Inc. (a)(b)	61,050	3,494,502
Electromed, Inc. (a)	56,103	548,126
Fonar Corp. (a)(b)	39,553	678,334
Glaukos Corp. (a)(b)	310,843	29,268,977
Heska Corp. (a)	50,821	9,282,456
Inari Medical, Inc.	121,953	13,938,008
Inogen, Inc. (a)	134,763	8,812,153
Integer Holdings Corp. (a)	237,787	22,323,444
Intersect ENT, Inc. (a)	237,398	5,177,650
IntriCon Corp. (a)(b)	61,912	1,432,025
Invacare Corp. (b)	183,777	1,659,506
IRadimed Corp. (a)(b)	37,484	1,037,932
iRhythm Technologies, Inc. (a)	212,601	16,553,114
Lantheus Holdings, Inc. (a)	483,322	11,454,731
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	121,013	6,349,552
LENSAR, Inc. (a)	53,817	371,875
LivaNova PLC (a)	355,544	30,175,019
Meridian Bioscience, Inc. (a)(b)	313,597	6,140,229
Merit Medical Systems, Inc. (a)	394,737	25,105,273
Mesa Laboratories, Inc. (b)	34,304	8,529,690
Milestone Scientific, Inc. (a)(b)	341,697	861,076
Misonix, Inc. (a)(b)	82,790	1,537,410
Natus Medical, Inc. (a)	243,803	6,229,167
Nemaura Medical, Inc. (a)(b)	51,437	246,898
Neogen Corp. (a)	384,053	36,872,929
Nevro Corp. (a)(b)	247,699	42,804,864
NuVasive, Inc. (a)	373,470	26,684,432
OraSure Technologies, Inc. (a)	539,525	4,936,654
Ortho Clinical Diagnostics Holdings PLC (b)	644,137	12,683,058
Orthofix International NV (a)	133,966	5,941,392
OrthoPediatrics Corp. (a)(b)	97,632	5,711,472
Outset Medical, Inc.	74,520	4,465,238
PAVmed, Inc. (a)	472,608	2,159,819
Pulmonx Corp.	86,807	4,080,797
Pulse Biosciences, Inc. (a)(b)	105,142	2,025,035
Quotient Ltd. (a)	423,540	1,660,277
Repro Medical Systems, Inc. (a)(b)	146,579	552,603
Retractable Technologies, Inc. (a)(b)	108,919	1,057,603
Rockwell Medical Technologies, Inc. (a)(b)	496,067	478,506
Seaspine Holdings Corp. (a)	196,878	4,097,031
Shockwave Medical, Inc. (a)(b)	207,962	33,993,469
SI-BONE, Inc. (a)	213,151	7,566,861
Sientra, Inc. (a)(b)	388,447	2,664,746
Silk Road Medical, Inc. (a)(b)	199,862	12,219,563
Soliton, Inc. (a)(b)	56,610	1,013,885
Staar Surgical Co. (a)	334,746	45,863,549
Stereotaxis, Inc. (a)	330,632	2,380,550
Surgalign Holdings, Inc. (a)	531,261	961,582
SurModics, Inc. (a)	97,643	5,222,924
Tactile Systems Technology, Inc. (a)	134,611	7,713,210
Talis Biomedical Corp. (b)	97,933	1,175,196
Tela Bio, Inc. (a)	45,629	624,205
TransMedics Group, Inc. (a)	187,239	5,375,632
Utah Medical Products, Inc. (b)	21,851	1,906,718
Vapotherm, Inc. (a)(b)	152,944	3,364,768
Varex Imaging Corp. (a)(b)	281,815	6,690,288
Venus Concept, Inc. (a)(b)	132,927	252,561
ViewRay, Inc. (a)	884,665	4,255,239
VolitionRx Ltd. (a)(b)	238,005	797,317
Zynex, Inc. (a)(b)	144,779	2,138,386
		720,047,232
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	573,046	24,933,231
Accolade, Inc. (a)(b)	235,855	11,828,128
AdaptHealth Corp. (a)(b)	550,215	15,989,248
Addus HomeCare Corp. (a)	109,089	11,541,616
AMN Healthcare Services, Inc. (a)	339,196	26,898,243
Apollo Medical Holdings, Inc. (a)	151,760	4,505,754
Apria, Inc. (b)	55,241	1,654,468
Avalon GloboCare Corp. (a)(b)	173,089	176,551
Biodesix, Inc. (a)(b)	25,101	410,652
Brookdale Senior Living, Inc. (a)	1,344,668	8,794,129
Castle Biosciences, Inc. (a)(b)	107,674	7,432,736
Community Health Systems, Inc. (a)	627,510	6,996,737
Corvel Corp. (a)	63,920	7,479,279
Covetrus, Inc. (a)	847,181	24,271,736
Cross Country Healthcare, Inc. (a)	263,939	3,515,667
Enzo Biochem, Inc. (a)(b)	267,325	820,688
Exagen, Inc. (a)	38,046	641,456
Five Star Senior Living, Inc. (a)(b)	133,911	697,676
Fulgent Genetics, Inc. (a)(b)	99,752	7,682,899
Hanger, Inc. (a)	268,082	6,683,284
HealthEquity, Inc. (a)	585,842	44,506,417
InfuSystems Holdings, Inc. (a)(b)	109,674	2,480,826
LHC Group, Inc. (a)	221,684	46,170,127
Magellan Health Services, Inc. (a)	174,409	16,429,328
MEDNAX, Inc. (a)(b)	543,040	14,292,813
Modivcare, Inc. (a)	88,628	12,415,010
National Healthcare Corp.	91,259	6,416,420
National Research Corp. Class A	97,122	4,982,359
Ontrak, Inc. (a)(b)	60,907	1,988,004
Option Care Health, Inc. (a)	628,644	11,994,528
Owens & Minor, Inc.	529,881	19,123,405
Patterson Companies, Inc. (b)	615,707	19,788,823
Pennant Group, Inc. (a)	187,505	7,578,952
PetIQ, Inc. Class A (a)(b)	156,880	6,683,088
Progenity, Inc. (b)	135,533	428,284
Progyny, Inc. (a)(b)	196,186	11,164,945
R1 RCM, Inc. (a)	790,160	21,555,565
RadNet, Inc. (a)	317,768	7,098,937
Select Medical Holdings Corp.	790,372	29,812,832
Sharps Compliance Corp. (a)(b)	111,510	1,950,310
Surgery Partners, Inc. (a)	188,845	9,102,329
Tenet Healthcare Corp. (a)	762,789	45,202,876
The Ensign Group, Inc.	377,078	32,372,146
The Joint Corp. (a)(b)	98,736	5,477,873
Tivity Health, Inc. (a)	315,123	7,619,674
Triple-S Management Corp. (a)	167,793	3,978,372
U.S. Physical Therapy, Inc. (b)	92,870	10,443,232
Viemed Healthcare, Inc. (a)	260,684	2,622,481
		576,634,134
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	1,145,098	17,817,725
Computer Programs & Systems, Inc.	96,299	2,890,896
Evolent Health, Inc. (a)(b)	554,283	12,005,770
Health Catalyst, Inc. (a)(b)	245,276	14,201,480
HealthStream, Inc. (a)(b)	187,783	4,536,837
iCAD, Inc. (a)	155,737	2,809,495
Inovalon Holdings, Inc. Class A (a)(b)	546,495	16,509,614
Inspire Medical Systems, Inc. (a)	191,296	45,302,719
NantHealth, Inc. (a)(b)	130,996	332,730
Nextgen Healthcare, Inc. (a)	408,738	7,483,993
Omnicell, Inc. (a)(b)	310,463	45,023,344
OptimizeRx Corp. (a)(b)	120,324	6,071,549
Phreesia, Inc. (a)	245,424	12,700,692
Schrodinger, Inc. (a)(b)	220,693	16,825,634
Simulations Plus, Inc. (b)	111,570	7,044,530
Tabula Rasa HealthCare, Inc. (a)(b)	159,394	7,580,779
Vocera Communications, Inc. (a)(b)	237,281	8,582,454
		227,720,241
Life Sciences Tools & Services - 0.9%
Champions Oncology, Inc. (a)(b)	48,019	515,244
ChromaDex, Inc. (a)(b)	317,104	2,815,884
Codexis, Inc. (a)(b)	423,771	9,823,012
Fluidigm Corp. (a)(b)	562,533	2,818,290
Harvard Bioscience, Inc. (a)(b)	283,491	1,964,593
Luminex Corp.	319,002	11,704,183
Medpace Holdings, Inc. (a)	202,024	34,279,432
Nanostring Technologies, Inc. (a)	322,382	25,684,174
NeoGenomics, Inc. (a)	794,911	38,942,690
Pacific Biosciences of California, Inc. (a)	1,331,447	39,743,693
Personalis, Inc. (a)(b)	198,113	4,881,504
Quanterix Corp. (a)(b)	176,901	10,815,727
Seer, Inc. (b)	107,303	5,464,942
		189,453,368
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)	407,591	529,868
Aerie Pharmaceuticals, Inc. (a)(b)	275,688	4,722,535
Agile Therapeutics, Inc. (a)(b)	485,543	898,255
Amneal Pharmaceuticals, Inc. (a)	735,899	4,054,803
Amphastar Pharmaceuticals, Inc. (a)(b)	272,816	4,746,998
Angion Biomedica Corp.	43,317	612,069
ANI Pharmaceuticals, Inc. (a)	71,903	2,392,932
Aquestive Therapeutics, Inc. (a)(b)	193,300	786,731
Arvinas Holding Co. LLC (a)	265,303	18,289,989
AstraZeneca PLC rights (a)(c)	1,000	0
Atea Pharmaceuticals, Inc. (b)	108,059	2,670,138
Athira Pharma, Inc. (b)	111,705	2,198,354
Avenue Therapeutics, Inc. (a)(b)	84,703	433,679
Axsome Therapeutics, Inc. (a)(b)	208,149	12,584,689
Aytu BioScience, Inc. (a)(b)	193,495	1,280,937
Biodelivery Sciences International, Inc. (a)	669,800	2,317,508
Cara Therapeutics, Inc. (a)(b)	305,905	3,961,470
Cassava Sciences, Inc. (a)(b)	239,678	11,216,930
Cerecor, Inc. (a)(b)	335,892	1,054,701
Chiasma, Inc. (a)(b)	358,798	1,069,218
Collegium Pharmaceutical, Inc. (a)(b)	262,382	5,851,119
Corcept Therapeutics, Inc. (a)	709,082	16,159,979
CorMedix, Inc. (a)(b)	249,648	2,156,959
CymaBay Therapeutics, Inc. (a)(b)	541,003	2,342,543
Durect Corp. (a)(b)	1,660,263	3,154,500
Eloxx Pharmaceuticals, Inc. (a)(b)	175,262	382,071
Endo International PLC (a)	1,652,678	9,469,845
Eton Pharmaceuticals, Inc. (a)(b)	130,138	1,129,598
Evolus, Inc. (a)	166,839	1,519,903
Fulcrum Therapeutics, Inc. (a)(b)	120,322	1,353,623
Harmony Biosciences Holdings, Inc. (a)(b)	48,973	1,434,909
Harrow Health, Inc. (a)(b)	171,101	1,312,345
IMARA, Inc. (a)(b)	31,630	234,062
Innoviva, Inc. (a)	482,041	5,519,369
Intra-Cellular Therapies, Inc. (a)	486,519	16,750,849
Kala Pharmaceuticals, Inc. (a)(b)	325,154	2,513,440
Kaleido Biosciences, Inc. (a)(b)	120,064	947,305
Landos Biopharma, Inc.	47,478	523,208
Lannett Co., Inc. (a)(b)	146,072	638,335
Liquidia Technologies, Inc. (a)	237,763	675,247
Lyra Therapeutics, Inc. (b)	53,566	539,410
Marinus Pharmaceuticals, Inc. (a)(b)	215,009	3,162,782
NGM Biopharmaceuticals, Inc. (a)	194,250	5,341,875
Ocular Therapeutix, Inc. (a)(b)	535,498	9,842,453
Omeros Corp. (a)(b)	443,124	7,825,570
OptiNose, Inc. (a)(b)	266,118	950,041
Osmotica Pharmaceuticals PLC (a)(b)	83,378	240,129
Pacira Biosciences, Inc. (a)	310,861	19,640,198
Paratek Pharmaceuticals, Inc. (a)(b)	333,477	2,551,099
Phathom Pharmaceuticals, Inc. (a)(b)	86,531	3,333,174
Phibro Animal Health Corp. Class A	128,992	3,162,884
Pliant Therapeutics, Inc. (b)	179,648	6,018,208
Prestige Brands Holdings, Inc. (a)	366,094	15,947,055
Provention Bio, Inc. (a)(b)	12,959	93,175
Relmada Therapeutics, Inc. (a)(b)	110,007	4,241,870
Revance Therapeutics, Inc. (a)	462,176	13,458,565
Satsuma Pharmaceuticals, Inc. (a)(b)	62,958	334,307
scPharmaceuticals, Inc. (a)	39,410	254,983
SIGA Technologies, Inc. (a)	382,400	2,741,808
Strongbridge Biopharma PLC (a)	383,108	973,094
Supernus Pharmaceuticals, Inc. (a)	362,236	11,030,086
Tarsus Pharmaceuticals, Inc. (a)(b)	36,219	1,112,648
Terns Pharmaceuticals, Inc. (b)	40,972	901,384
TherapeuticsMD, Inc. (a)(b)	952,199	1,152,161
Theravance Biopharma, Inc. (a)(b)	347,192	6,853,570
Tricida, Inc. (a)(b)	198,135	921,328
Verrica Pharmaceuticals, Inc. (a)(b)	94,216	1,243,651
Vyne Therapeutics, Inc. (a)(b)	268,727	1,327,511
WAVE Life Sciences (a)	273,583	1,682,535
Xeris Pharmaceuticals, Inc. (a)(b)	371,100	1,421,313
Zogenix, Inc. (a)(b)	427,525	8,075,947
		286,265,827

TOTAL HEALTH CARE		4,039,764,163

INDUSTRIALS - 15.8%
Aerospace & Defense - 0.8%
AAR Corp.	247,304	9,951,513
Aerojet Rocketdyne Holdings, Inc.	527,736	24,655,826
AeroVironment, Inc. (a)	158,644	17,509,538
Astronics Corp. (a)	179,544	3,125,861
Cubic Corp.	234,109	17,520,718
Ducommun, Inc. (a)	80,618	4,750,819
Kaman Corp.	199,429	10,639,537
Kratos Defense & Security Solutions, Inc. (a)(b)	889,395	23,782,422
Maxar Technologies, Inc.	519,387	20,157,409
Moog, Inc. Class A	212,009	18,349,379
National Presto Industries, Inc.	37,491	3,857,074
PAE, Inc. (a)(b)	437,292	3,922,509
Park Aerospace Corp.	100,756	1,359,198
Parsons Corp. (a)(b)	164,410	7,288,295
Triumph Group, Inc. (a)	381,085	6,447,958
Vectrus, Inc. (a)	84,122	4,403,787
		177,721,843
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	429,615	11,307,467
Atlas Air Worldwide Holdings, Inc. (a)	189,652	12,879,267
Echo Global Logistics, Inc. (a)	192,503	6,294,848
Forward Air Corp.	199,789	17,639,371
Hub Group, Inc. Class A (a)	239,002	15,707,211
Radiant Logistics, Inc. (a)	294,688	1,968,516
		65,796,680
Airlines - 0.4%
Allegiant Travel Co. (a)	94,940	22,380,206
Hawaiian Holdings, Inc. (a)	354,151	8,892,732
Mesa Air Group, Inc. (a)	257,812	2,902,963
SkyWest, Inc.	358,021	17,779,323
Spirit Airlines, Inc. (a)	714,632	25,598,118
		77,553,342
Building Products - 1.8%
AAON, Inc.	298,356	19,515,466
Advanced Drain Systems, Inc.	411,612	45,960,596
Alpha PRO Tech Ltd. (a)(b)	30,841	276,335
American Woodmark Corp. (a)	123,158	12,249,295
Apogee Enterprises, Inc. (b)	185,828	6,528,138
Builders FirstSource, Inc. (a)	1,489,951	72,515,915
Caesarstone Sdot-Yam Ltd.	159,320	2,224,107
Cornerstone Building Brands, Inc. (a)(b)	321,322	4,517,787
CSW Industrials, Inc.	99,036	13,410,465
Gibraltar Industries, Inc. (a)	237,928	21,856,066
Griffon Corp.	336,028	9,113,079
Insteel Industries, Inc.	137,386	5,238,528
Jeld-Wen Holding, Inc. (a)	493,484	14,394,928
Masonite International Corp. (a)	177,328	22,394,753
PGT Innovations, Inc. (a)	417,075	10,981,585
Quanex Building Products Corp.	246,045	6,714,568
Resideo Technologies, Inc. (a)	1,050,945	31,538,859
Simpson Manufacturing Co. Ltd.	317,842	35,820,793
UFP Industries, Inc.	436,679	36,698,503
		371,949,766
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	489,005	25,139,747
ACCO Brands Corp.	704,595	6,045,425
Brady Corp. Class A	343,334	18,735,736
BrightView Holdings, Inc. (a)(b)	306,490	5,495,366
Casella Waste Systems, Inc. Class A (a)	357,175	23,970,014
CECO Environmental Corp. (a)	205,252	1,498,340
Cimpress PLC (a)	130,380	12,419,999
CompX International, Inc. Class A	9,148	176,008
CoreCivic, Inc.	918,232	7,134,663
Covanta Holding Corp. (b)	862,143	12,966,631
Deluxe Corp.	306,016	13,470,824
Ennis, Inc.	193,550	4,012,292
Harsco Corp. (a)	576,891	10,343,656
Healthcare Services Group, Inc. (b)	549,266	16,450,517
Heritage-Crystal Clean, Inc. (a)	113,780	3,267,762
Herman Miller, Inc.	430,110	17,849,565
HNI Corp.	310,941	13,165,242
Interface, Inc. (b)	433,891	5,571,160
KAR Auction Services, Inc.	947,365	14,201,001
Kimball International, Inc. Class B	277,824	4,050,674
Knoll, Inc.	371,251	8,872,899
Matthews International Corp. Class A	224,613	9,294,486
Montrose Environmental Group, Inc. (a)(b)	158,424	8,588,165
NL Industries, Inc.	33,027	234,492
PICO Holdings, Inc. (a)(b)	120,666	1,092,027
Pitney Bowes, Inc.	1,268,798	9,477,921
Quad/Graphics, Inc. (a)	221,115	796,014
SP Plus Corp. (a)	167,767	5,759,441
Steelcase, Inc. Class A	642,503	8,866,541
Team, Inc. (a)	224,946	2,220,217
Tetra Tech, Inc.	393,711	50,249,335
The Brink's Co.	359,397	28,723,008
U.S. Ecology, Inc. (a)	229,049	9,725,421
UniFirst Corp.	110,005	24,662,021
Viad Corp.	148,602	6,190,759
VSE Corp.	74,945	3,233,877
		393,951,246
Construction & Engineering - 1.6%
Aegion Corp. (a)	223,287	6,720,939
Ameresco, Inc. Class A (a)(b)	181,396	9,575,895
API Group Corp. (a)(d)	1,020,921	21,704,780
Arcosa, Inc.	353,489	21,311,852
Argan, Inc.	104,984	5,264,948
Comfort Systems U.S.A., Inc.	262,514	21,620,653
Concrete Pumping Holdings, Inc. (a)(b)	196,680	1,599,008
Construction Partners, Inc. Class A (a)	207,003	6,568,205
Dycom Industries, Inc. (a)	223,735	20,988,580
EMCOR Group, Inc.	397,274	47,593,425
Fluor Corp.	1,025,867	23,574,424
Granite Construction, Inc.	338,899	12,912,052
Great Lakes Dredge & Dock Corp. (a)	474,335	7,447,060
HC2 Holdings, Inc. (a)(b)	386,597	1,623,707
IES Holdings, Inc. (a)	60,298	3,183,131
MasTec, Inc. (a)(b)	414,263	43,232,487
Matrix Service Co. (a)	188,531	2,490,495
MYR Group, Inc. (a)	120,140	9,358,906
Northwest Pipe Co. (a)	74,026	2,462,845
NV5 Global, Inc. (a)(b)	80,113	7,220,585
Primoris Services Corp.	353,819	11,555,729
Sterling Construction Co., Inc. (a)	207,296	4,322,122
Tutor Perini Corp. (a)	298,334	4,803,177
Willscot Mobile Mini Holdings (a)	1,273,478	37,274,701
		334,409,706
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	54,371	2,830,011
American Superconductor Corp. (a)(b)	199,962	3,293,374
Atkore, Inc. (a)	341,475	26,730,663
AZZ, Inc.	181,832	9,571,636
Bloom Energy Corp. Class A (a)(b)	647,871	16,825,210
Encore Wire Corp.	148,159	11,064,514
EnerSys	309,100	28,307,378
FuelCell Energy, Inc. (a)(b)	2,298,969	22,322,989
LSI Industries, Inc. (b)	170,644	1,402,694
Orion Energy Systems, Inc. (a)(b)	207,217	1,247,446
Plug Power, Inc. (a)(b)	3,008,399	85,769,455
Powell Industries, Inc.	68,168	2,402,240
Preformed Line Products Co.	19,004	1,258,065
Sunrun, Inc. (a)(b)	1,158,864	56,784,336
Thermon Group Holdings, Inc. (a)	240,009	4,584,172
TPI Composites, Inc. (a)	225,634	11,992,447
Ultralife Corp. (a)	60,214	475,691
Vicor Corp. (a)	141,823	13,080,335
		299,942,656
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	260,840	10,595,321
Machinery - 3.7%
Agrify Corp.	47,823	516,488
Alamo Group, Inc.	72,305	11,369,961
Albany International Corp. Class A	223,836	19,975,125
Altra Industrial Motion Corp.	471,357	27,814,777
Astec Industries, Inc.	164,035	12,304,265
Barnes Group, Inc.	339,948	16,970,204
Blue Bird Corp. (a)	113,442	3,056,127
Chart Industries, Inc. (a)(b)	264,026	42,410,496
CIRCOR International, Inc. (a)	147,859	5,081,914
Columbus McKinnon Corp. (NY Shares)	172,259	8,528,543
Douglas Dynamics, Inc.	163,651	7,320,109
Eastern Co. (b)	33,226	939,299
Energy Recovery, Inc. (a)(b)	294,726	6,248,191
Enerpac Tool Group Corp. Class A	438,083	11,653,008
EnPro Industries, Inc.	148,056	12,680,996
ESCO Technologies, Inc.	185,487	20,173,566
Evoqua Water Technologies Corp. (a)(b)	842,380	24,075,220
ExOne Co. (a)(b)	106,292	2,471,289
Federal Signal Corp.	435,757	18,053,413
Franklin Electric Co., Inc.	334,542	27,188,228
Gencor Industries, Inc. (a)	63,587	762,408
Gorman-Rupp Co.	129,734	4,478,418
Graham Corp.	61,654	845,276
Helios Technologies, Inc.	227,481	16,442,327
Hillenbrand, Inc.	540,151	26,516,013
Hurco Companies, Inc.	42,627	1,464,237
Hydrofarm Holdings Group, Inc. (b)	71,453	4,694,462
Hyster-Yale Materials Handling Class A	72,849	5,889,842
John Bean Technologies Corp.	228,355	33,198,250
Kadant, Inc.	83,394	14,846,634
Kennametal, Inc.	604,460	24,275,114
L.B. Foster Co. Class A (a)	77,115	1,244,636
Lindsay Corp. (b)	79,117	13,116,016
Luxfer Holdings PLC sponsored	202,171	4,470,001
Lydall, Inc. (a)	125,936	4,640,742
Manitowoc Co., Inc. (a)	254,002	5,811,566
Mayville Engineering Co., Inc. (a)	41,436	646,816
Meritor, Inc. (a)	504,322	13,631,824
Miller Industries, Inc.	82,861	3,564,680
Mueller Industries, Inc.	406,003	18,217,355
Mueller Water Products, Inc. Class A	1,139,833	16,368,002
Navistar International Corp. (a)	345,394	15,283,685
NN, Inc. (a)	312,995	2,284,864
Omega Flex, Inc. (b)	21,517	3,421,203
Park-Ohio Holdings Corp.	63,236	2,296,099
Proto Labs, Inc. (a)(b)	196,944	22,069,545
RBC Bearings, Inc. (a)	179,911	35,879,651
REV Group, Inc.	203,323	3,708,612
Rexnord Corp.	878,761	43,876,537
SPX Corp. (a)	313,295	19,004,475
SPX Flow, Inc.	312,260	20,793,393
Standex International Corp.	89,024	8,441,256
Tennant Co.	133,187	10,509,786
Terex Corp.	491,262	23,084,401
The Greenbrier Companies, Inc. (b)	235,161	11,109,006
The Shyft Group, Inc.	254,033	8,997,849
TriMas Corp. (a)	297,532	9,473,419
Wabash National Corp. (b)	379,451	6,682,132
Watts Water Technologies, Inc. Class A	198,287	24,696,646
Welbilt, Inc. (a)	949,254	21,206,334
		786,774,731
Marine - 0.1%
Costamare, Inc.	363,933	3,828,575
Eagle Bulk Shipping, Inc. (a)(b)	48,194	2,088,728
Eneti, Inc. (b)	61,926	1,245,332
Genco Shipping & Trading Ltd.	126,710	1,943,731
Matson, Inc.	311,415	20,344,742
Pangaea Logistics Solutions Ltd.	68,424	264,117
Safe Bulkers, Inc. (a)	390,216	1,400,875
		31,116,100
Professional Services - 1.5%
Acacia Research Corp. (a)	340,356	2,069,364
ASGN, Inc. (a)	372,078	39,135,164
Barrett Business Services, Inc.	56,447	4,139,259
BGSF, Inc.	63,246	886,076
CBIZ, Inc. (a)	371,090	12,464,913
CRA International, Inc.	55,227	4,432,519
Exponent, Inc.	375,653	36,186,653
Forrester Research, Inc. (a)(b)	80,905	3,515,322
Franklin Covey Co. (a)	93,672	2,860,743
GP Strategies Corp. (a)	97,340	1,533,105
Heidrick & Struggles International, Inc.	139,120	5,884,776
Huron Consulting Group, Inc. (a)	167,106	9,401,384
ICF International, Inc.	132,134	12,032,122
Insperity, Inc.	261,130	22,859,320
KBR, Inc.	1,039,104	41,106,954
Kelly Services, Inc. Class A (non-vtg.) (a)	243,088	6,089,354
Kforce, Inc. (b)	143,396	8,035,912
Korn Ferry	391,825	26,600,999
ManTech International Corp. Class A	198,047	16,903,311
Mastech Digital, Inc. (a)(b)	25,350	400,277
MISTRAS Group, Inc. (a)	131,455	1,463,094
Red Violet, Inc. (a)(b)	45,798	952,598
Resources Connection, Inc.	226,399	3,194,490
TriNet Group, Inc. (a)	300,782	23,674,551
TrueBlue, Inc. (a)	256,938	7,271,345
Upwork, Inc. (a)	677,719	31,215,737
Willdan Group, Inc. (a)(b)	77,573	2,960,961
		327,270,303
Road & Rail - 0.6%
ArcBest Corp.	185,065	13,465,329
Avis Budget Group, Inc. (a)	383,775	34,390,078
Covenant Transport Group, Inc. Class A (a)	84,433	1,816,154
Daseke, Inc. (a)	258,926	1,965,248
Heartland Express, Inc.	346,261	6,436,992
Marten Transport Ltd.	432,436	7,230,330
P.A.M. Transportation Services, Inc. (a)	10,921	632,544
Saia, Inc. (a)	192,082	45,043,229
U.S. Xpress Enterprises, Inc. (a)(b)	159,035	1,628,518
Universal Logistics Holdings, Inc.	55,188	1,380,252
Werner Enterprises, Inc.	434,156	20,071,032
		134,059,706
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc. (a)	122,449	1,573,470
Applied Industrial Technologies, Inc.	281,686	26,946,083
Beacon Roofing Supply, Inc. (a)	398,687	22,458,039
Boise Cascade Co.	286,205	19,095,598
CAI International, Inc.	122,714	5,221,481
Custom Truck One Source, Inc. Class A (a)(b)	100,766	1,033,859
DXP Enterprises, Inc. (a)	120,832	3,536,753
EVI Industries, Inc. (a)(b)	35,707	954,805
GATX Corp. (b)	251,525	24,576,508
General Finance Corp. (a)	79,446	1,507,885
GMS, Inc. (a)	304,558	13,312,230
H&E Equipment Services, Inc.	235,235	9,150,642
Herc Holdings, Inc. (a)	178,100	18,807,360
Lawson Products, Inc. (a)	28,536	1,496,142
McGrath RentCorp.	175,908	14,420,938
MRC Global, Inc. (a)	582,058	5,482,986
NOW, Inc. (a)	806,401	7,918,858
Rush Enterprises, Inc.:
Class A	324,804	16,032,325
Class B	22,522	986,238
SiteOne Landscape Supply, Inc. (a)(b)	321,339	57,641,790
Systemax, Inc.	91,758	3,919,902
Textainer Group Holdings Ltd. (a)(b)	364,887	9,348,405
Titan Machinery, Inc. (a)	149,206	3,895,769
Transcat, Inc. (a)	52,610	2,630,500
Triton International Ltd.	440,912	22,120,555
Veritiv Corp. (a)	105,448	4,416,162
WESCO International, Inc. (a)	359,423	32,966,278
Willis Lease Finance Corp. (a)	18,852	807,243
		332,258,804

TOTAL INDUSTRIALS		3,343,400,204

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.7%
ADTRAN, Inc.	351,906	6,014,074
Applied Optoelectronics, Inc. (a)(b)	151,209	1,120,459
CalAmp Corp. (a)	246,344	3,387,230
Calix Networks, Inc. (a)	384,672	16,267,779
Cambium Networks Corp. (a)	59,836	3,590,160
Casa Systems, Inc. (a)	153,879	1,207,181
Clearfield, Inc. (a)	83,920	2,882,652
Comtech Telecommunications Corp. (b)	184,949	4,435,077
Digi International, Inc. (a)	216,640	3,871,357
DZS, Inc. (a)	107,492	1,614,530
Extreme Networks, Inc. (a)	885,018	10,071,505
Genasys, Inc. (a)(b)	234,763	1,467,269
Harmonic, Inc. (a)	709,538	5,548,587
Infinera Corp. (a)(b)	1,202,678	11,088,691
Inseego Corp. (a)(b)	532,555	4,729,088
KVH Industries, Inc. (a)	118,994	1,593,330
NETGEAR, Inc. (a)(b)	218,282	8,122,273
NetScout Systems, Inc. (a)	506,340	13,263,576
PC-Tel, Inc.	123,570	825,448
Plantronics, Inc. (a)(b)	253,813	10,149,982
Resonant, Inc. (a)(b)	415,374	1,358,273
Ribbon Communications, Inc. (a)	503,037	3,395,500
Viavi Solutions, Inc. (a)	1,659,665	27,152,119
		143,156,140
Electronic Equipment & Components - 2.0%
908 Devices, Inc. (b)	53,788	2,850,226
Akoustis Technologies, Inc. (a)(b)	283,525	3,183,986
Arlo Technologies, Inc. (a)	581,988	3,567,586
Badger Meter, Inc.	212,104	19,808,393
Bel Fuse, Inc. Class B (non-vtg.)	68,878	1,372,739
Belden, Inc.	320,945	13,890,500
Benchmark Electronics, Inc.	262,335	7,875,297
CTS Corp.	233,786	7,602,721
Daktronics, Inc. (a)	269,216	1,661,063
ePlus, Inc. (a)	96,304	9,665,069
Fabrinet (a)	267,224	22,879,719
FARO Technologies, Inc. (a)	128,718	9,762,617
II-VI, Inc. (a)(b)	749,971	50,353,053
Insight Enterprises, Inc. (a)	252,455	25,338,908
Intellicheck, Inc. (a)(b)	145,596	1,451,592
Iteris, Inc. (a)	316,105	2,133,709
Itron, Inc. (a)	322,048	28,964,997
Kimball Electronics, Inc. (a)	177,605	4,086,691
Knowles Corp. (a)	646,251	13,506,646
Luna Innovations, Inc. (a)(b)	225,469	2,556,818
Methode Electronics, Inc. Class A	267,979	12,040,296
Napco Security Technolgies, Inc. (a)(b)	105,885	3,527,029
nLIGHT, Inc. (a)	261,971	7,686,229
Novanta, Inc. (a)	249,507	32,862,567
OSI Systems, Inc. (a)	123,216	11,898,969
Par Technology Corp. (a)(b)	139,477	11,456,641
PC Connection, Inc.	80,025	3,629,134
Plexus Corp. (a)	206,097	19,051,607
Powerfleet, Inc. (a)	243,342	1,839,666
Research Frontiers, Inc. (a)(b)	179,340	459,110
Rogers Corp. (a)	135,844	26,603,689
Sanmina Corp. (a)	464,841	18,984,106
ScanSource, Inc. (a)	186,742	5,645,211
TTM Technologies, Inc. (a)	706,593	10,598,895
Vishay Intertechnology, Inc.	966,145	23,738,183
Vishay Precision Group, Inc. (a)	91,376	2,913,067
Wrap Technologies, Inc. (a)(b)	107,980	634,922
		426,081,651
IT Services - 1.4%
BM Technologies, Inc.	30,744	271,439
Brightcove, Inc. (a)(b)	295,107	4,284,954
Cardtronics PLC (a)	262,967	10,213,638
Cass Information Systems, Inc. (b)	105,047	4,820,607
Conduent, Inc. (a)	1,207,204	8,208,987
CSG Systems International, Inc.	234,644	10,791,278
EVERTEC, Inc.	438,283	17,487,492
EVO Payments, Inc. Class A (a)	335,423	9,562,910
ExlService Holdings, Inc. (a)	241,528	22,312,357
GreenSky, Inc. Class A (a)	466,106	2,838,586
Grid Dynamics Holdings, Inc. (a)(b)	202,865	2,923,285
Hackett Group, Inc.	184,665	3,070,979
i3 Verticals, Inc. Class A (a)(b)	138,165	4,589,841
IBEX Ltd. (a)	40,621	938,345
Information Services Group, Inc. (a)(b)	262,389	1,193,870
International Money Express, Inc. (a)	221,061	3,488,343
Limelight Networks, Inc. (a)(b)	864,632	2,706,298
Liveramp Holdings, Inc. (a)	477,351	23,380,652
Maximus, Inc.	446,275	40,896,641
MoneyGram International, Inc. (a)(b)	459,360	3,169,584
Paysign, Inc. (a)(b)	206,057	787,138
Perficient, Inc. (a)(b)	237,819	15,603,305
Perspecta, Inc.	1,013,892	29,676,619
PFSweb, Inc. (a)	97,514	711,852
Priority Technology Holdings, Inc. (a)(b)	54,596	379,442
Rackspace Technology, Inc. (a)(b)	254,695	6,334,265
Repay Holdings Corp. (a)	494,670	11,303,210
ServiceSource International, Inc. (a)	559,156	827,551
StarTek, Inc. (a)	105,268	855,829
Sykes Enterprises, Inc. (a)	277,698	12,171,503
Ttec Holdings, Inc.	133,197	13,550,131
Tucows, Inc. (a)(b)	68,686	5,399,406
Unisys Corp. (a)	453,141	10,875,384
Verra Mobility Corp. (a)(b)	980,489	13,177,772
		298,803,493
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.	277,239	30,582,234
Alpha & Omega Semiconductor Ltd. (a)	157,821	4,908,233
Ambarella, Inc. (a)	246,969	24,077,008
Amkor Technology, Inc.	729,024	14,740,865
Atomera, Inc. (a)(b)	135,841	2,260,394
Axcelis Technologies, Inc. (a)	244,344	10,147,606
AXT, Inc. (a)(b)	294,012	2,898,958
Brooks Automation, Inc. (b)	530,925	53,798,630
Ceva, Inc. (a)	160,250	8,884,260
CMC Materials, Inc.	212,079	38,901,651
Cohu, Inc.	309,826	12,396,138
CyberOptics Corp. (a)(b)	54,631	1,802,277
Diodes, Inc. (a)	312,684	24,017,258
DSP Group, Inc. (a)	164,149	2,280,030
FormFactor, Inc. (a)	563,759	22,071,165
GSI Technology, Inc. (a)(b)	94,909	559,963
Ichor Holdings Ltd. (a)	199,106	11,104,142
Impinj, Inc. (a)(b)	125,604	5,961,166
Lattice Semiconductor Corp. (a)	993,836	49,999,889
MACOM Technology Solutions Holdings, Inc. (a)	349,931	19,809,594
Maxeon Solar Technologies Ltd. (a)(b)	86,983	1,565,694
MaxLinear, Inc. Class A (a)	500,130	17,999,679
NeoPhotonics Corp. (a)	372,308	3,484,803
NVE Corp.	34,139	2,612,658
Onto Innovation, Inc. (a)	346,966	23,774,110
PDF Solutions, Inc. (a)	179,027	3,174,149
Photronics, Inc. (a)	461,271	5,858,142
Pixelworks, Inc. (a)(b)	343,097	1,012,136
Power Integrations, Inc.	430,523	35,651,610
Rambus, Inc. (a)	823,305	15,626,329
Semtech Corp. (a)	470,704	31,885,489
Silicon Laboratories, Inc. (a)	316,179	44,565,430
SiTime Corp. (a)(b)	86,213	7,979,013
SMART Global Holdings, Inc. (a)(b)	107,172	4,945,988
SunPower Corp. (a)(b)	558,648	14,351,667
Synaptics, Inc. (a)(b)	255,161	35,689,369
Ultra Clean Holdings, Inc. (a)	293,340	14,980,874
Veeco Instruments, Inc. (a)	358,168	8,241,446
		614,600,047
Software - 5.0%
8x8, Inc. (a)	777,191	25,561,812
A10 Networks, Inc. (a)(b)	445,138	3,863,798
ACI Worldwide, Inc. (a)	835,414	31,561,941
Agilysys, Inc. (a)	139,425	7,028,414
Alarm.com Holdings, Inc. (a)	347,576	31,198,422
Altair Engineering, Inc. Class A (a)(b)	317,561	20,641,465
American Software, Inc. Class A	221,513	4,583,104
AppFolio, Inc. (a)	119,376	17,265,351
Appian Corp. Class A (a)(b)	259,968	31,502,922
Asure Software, Inc. (a)(b)	98,019	785,132
Avaya Holdings Corp. (a)	608,259	17,499,611
Benefitfocus, Inc. (a)	213,949	2,892,590
Blackbaud, Inc. (a)	354,482	25,210,760
BlackLine, Inc. (a)(b)	372,643	43,248,947
Bottomline Technologies, Inc. (a)	324,597	15,762,430
Box, Inc. Class A (a)(b)	1,045,815	22,275,860
Cerence, Inc. (a)(b)	277,741	26,777,010
ChannelAdvisor Corp. (a)	208,441	4,408,527
Cloudera, Inc. (a)(b)	1,498,334	19,013,858
Cognyte Software Ltd. (a)	473,928	12,383,739
CommVault Systems, Inc. (a)	309,245	21,495,620
Cornerstone OnDemand, Inc. (a)	449,038	19,876,667
Digimarc Corp. (a)(b)	88,691	2,991,547
Digital Turbine, Inc. (a)	615,364	46,416,907
Domo, Inc. Class B (a)	196,230	12,615,627
Ebix, Inc. (b)	198,358	5,972,559
eGain Communications Corp. (a)	160,539	1,578,098
Envestnet, Inc. (a)	388,647	28,693,808
GTY Technology Holdings, Inc. (a)(b)	329,838	1,682,174
Intelligent Systems Corp. (a)(b)	57,145	2,189,796
InterDigital, Inc.	223,122	15,489,129
j2 Global, Inc. (a)(b)	316,731	38,324,451
LivePerson, Inc. (a)(b)	454,782	24,853,836
MicroStrategy, Inc. Class A (a)(b)	53,399	35,091,687
Mimecast Ltd. (a)	426,522	18,519,585
Mitek Systems, Inc. (a)(b)	315,745	5,118,226
Model N, Inc. (a)(b)	256,341	10,197,245
ON24, Inc. (a)(b)	27,471	1,208,724
Onespan, Inc. (a)	242,462	6,500,406
Park City Group, Inc. (a)(b)	79,552	420,830
Ping Identity Holding Corp. (a)(b)	276,509	6,713,639
Progress Software Corp.	323,036	14,103,752
PROS Holdings, Inc. (a)(b)	294,357	12,651,464
Q2 Holdings, Inc. (a)	367,649	38,242,849
QAD, Inc. Class A	86,890	6,142,254
Qualys, Inc. (a)(b)	249,384	25,277,562
Rapid7, Inc. (a)(b)	377,176	30,645,550
Rimini Street, Inc. (a)	174,142	1,370,498
SailPoint Technologies Holding, Inc. (a)	643,244	31,409,605
Sapiens International Corp. NV	203,196	6,575,423
SeaChange International, Inc. (a)(b)	387,762	434,293
SecureWorks Corp. (a)(b)	61,918	805,553
ShotSpotter, Inc. (a)(b)	60,936	2,129,104
Smith Micro Software, Inc. (a)	275,405	1,547,776
Sprout Social, Inc. (a)	205,244	13,605,625
SPS Commerce, Inc. (a)	260,105	26,645,156
Sumo Logic, Inc. (b)	117,526	2,290,582
SVMK, Inc. (a)	896,534	16,128,647
Synchronoss Technologies, Inc. (a)(b)	295,978	988,567
Telos Corp.	123,526	4,098,593
Tenable Holdings, Inc. (a)	520,120	19,501,899
Upland Software, Inc. (a)	196,063	9,716,882
Varonis Systems, Inc. (a)	740,183	39,192,690
Verint Systems, Inc. (a)	473,934	23,018,974
Veritone, Inc. (a)(b)	194,588	4,693,463
Viant Technology, Inc.	18,804	617,523
VirnetX Holding Corp. (b)	377,758	1,760,352
Workiva, Inc. (a)	290,250	27,283,500
Xperi Holding Corp.	764,305	15,706,468
Yext, Inc. (a)(b)	774,709	10,807,191
Zix Corp. (a)	405,994	3,201,263
Zuora, Inc. (a)(b)	758,257	12,283,763
		1,072,293,075
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	883,854	19,038,215
Avid Technology, Inc. (a)	233,404	5,307,607
Corsair Gaming, Inc. (b)	170,053	5,642,359
Diebold Nixdorf, Inc. (a)	517,126	7,762,061
Eastman Kodak Co. (a)(b)	113,442	846,277
Immersion Corp. (a)	141,171	1,209,835
Intevac, Inc. (a)	183,919	1,178,921
Quantum Corp. (a)	308,704	2,630,158
Super Micro Computer, Inc. (a)	317,678	11,760,440
		55,375,873

TOTAL INFORMATION TECHNOLOGY		2,610,310,279

MATERIALS - 4.4%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	99,499	467,645
AdvanSix, Inc. (a)	199,646	5,805,706
AgroFresh Solutions, Inc. (a)	187,227	396,921
American Vanguard Corp.	213,400	4,221,052
Amyris, Inc. (a)	781,545	11,379,295
Avient Corp.	665,580	33,791,497
Balchem Corp.	234,306	29,801,380
Chase Corp.	54,200	6,419,448
Ferro Corp. (a)	595,321	9,918,048
FutureFuel Corp.	188,566	2,394,788
GCP Applied Technologies, Inc. (a)	358,585	9,212,049
H.B. Fuller Co.	378,034	25,260,232
Hawkins, Inc.	143,718	4,792,995
Ingevity Corp. (a)	302,617	23,628,335
Innospec, Inc.	177,757	17,315,309
Intrepid Potash, Inc. (a)	72,187	2,321,534
Koppers Holdings, Inc. (a)	151,842	5,047,228
Kraton Performance Polymers, Inc. (a)	226,943	8,115,482
Kronos Worldwide, Inc.	159,759	2,715,903
Livent Corp. (a)(b)	1,071,318	19,305,150
Marrone Bio Innovations, Inc. (a)	506,229	855,527
Minerals Technologies, Inc.	246,606	19,269,793
Orion Engineered Carbons SA	437,138	8,681,561
PQ Group Holdings, Inc.	271,011	3,794,154
Quaker Chemical Corp. (b)	97,239	23,565,872
Rayonier Advanced Materials, Inc. (a)	457,318	4,157,021
Sensient Technologies Corp.	307,622	25,298,833
Stepan Co.	156,374	20,431,827
Trecora Resources (a)(b)	160,739	1,220,009
Tredegar Corp.	192,044	2,807,683
Trinseo SA	277,869	17,202,870
Tronox Holdings PLC	795,912	16,873,334
		366,468,481
Construction Materials - 0.2%
Forterra, Inc. (a)	213,723	5,013,942
Summit Materials, Inc. (a)	838,075	24,128,179
U.S. Concrete, Inc. (a)(b)	118,003	7,482,570
United States Lime & Minerals, Inc.	13,313	1,839,590
		38,464,281
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	209,502	12,676,966
Class B	19,533	1,168,269
Myers Industries, Inc.	264,408	5,965,044
O-I Glass, Inc. (a)	1,135,509	18,724,543
Pactiv Evergreen, Inc.	287,672	4,234,532
Ranpak Holdings Corp. (A Shares) (a)	210,078	4,039,800
UFP Technologies, Inc. (a)(b)	50,777	2,541,897
		49,351,051
Metals & Mining - 1.8%
Alcoa Corp. (a)	1,366,835	50,080,834
Allegheny Technologies, Inc. (a)(b)	923,556	21,481,913
Arconic Rolled Products Corp. (a)	724,483	20,720,214
Caledonia Mining Corp. PLC	95,142	1,323,425
Carpenter Technology Corp.	347,361	13,154,561
Century Aluminum Co. (a)	372,165	5,828,104
Cleveland-Cliffs, Inc.	3,281,135	58,601,071
Coeur d'Alene Mines Corp. (a)(b)	1,768,833	14,292,171
Commercial Metals Co.	865,866	25,300,605
Compass Minerals International, Inc.	245,804	16,695,008
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gatos Silver, Inc. (b)	176,421	2,025,313
Gold Resource Corp. (b)	545,042	1,466,163
Haynes International, Inc.	87,922	2,570,839
Hecla Mining Co. (b)	3,813,539	22,538,015
Kaiser Aluminum Corp.	113,825	13,712,498
Materion Corp.	147,239	10,425,994
Novagold Resources, Inc. (a)(b)	1,739,088	15,634,401
Olympic Steel, Inc.	68,917	2,002,039
Ryerson Holding Corp. (a)	117,385	1,864,074
Schnitzer Steel Industries, Inc. Class A	189,384	8,940,819
SunCoke Energy, Inc.	608,645	4,108,354
TimkenSteel Corp. (a)(b)	330,839	3,976,685
United States Steel Corp. (b)	1,903,536	43,800,363
Warrior Metropolitan Coal, Inc.	381,237	6,042,606
Worthington Industries, Inc. (b)	253,177	16,522,331
		383,108,401
Paper & Forest Products - 0.5%
Clearwater Paper Corp. (a)(b)	119,402	3,995,191
Domtar Corp.	400,214	15,776,436
Louisiana-Pacific Corp.	804,799	53,020,158
Neenah, Inc.	122,563	6,516,675
P.H. Glatfelter Co.	322,782	4,751,351
Schweitzer-Mauduit International, Inc.	229,628	10,487,111
Verso Corp.	191,112	2,950,769
		97,497,691

TOTAL MATERIALS		934,889,905

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust (SBI)	632,120	13,204,987
Agree Realty Corp.	465,342	32,741,463
Alexander & Baldwin, Inc.	539,034	9,880,493
Alexanders, Inc.	16,782	4,652,642
Alpine Income Property Trust, Inc.	61,276	1,115,836
American Assets Trust, Inc.	380,298	13,329,445
American Finance Trust, Inc.	856,383	8,572,394
Armada Hoffler Properties, Inc.	449,328	6,124,341
Bluerock Residential Growth (REIT), Inc.	202,744	1,922,013
Broadstone Net Lease, Inc.	269,717	5,442,889
BRT Realty Trust	71,606	1,348,341
CareTrust (REIT), Inc.	716,616	17,327,775
CatchMark Timber Trust, Inc.	382,858	4,452,639
Centerspace	100,196	7,052,796
Chatham Lodging Trust (a)	351,393	4,873,821
CIM Commercial Trust Corp.	77,142	863,990
City Office REIT, Inc.	349,947	3,824,921
Clipper Realty, Inc.	107,666	886,091
Colony Capital, Inc. (b)	3,519,161	24,634,127
Columbia Property Trust, Inc.	869,593	15,661,370
Community Healthcare Trust, Inc.	174,909	8,906,366
CorEnergy Infrastructure Trust, Inc.	70,078	424,673
CorePoint Lodging, Inc.	300,659	3,003,583
CTO Realty Growth, Inc.	49,202	2,607,706
DiamondRock Hospitality Co. (a)	1,474,764	15,367,041
Diversified Healthcare Trust (SBI)	1,774,662	7,835,133
Easterly Government Properties, Inc.	626,476	13,425,381
EastGroup Properties, Inc.	290,813	46,140,391
Essential Properties Realty Trust, Inc.	774,517	20,284,600
Farmland Partners, Inc.	209,037	2,786,463
Four Corners Property Trust, Inc.	548,107	15,823,849
Franklin Street Properties Corp.	812,178	4,288,300
Getty Realty Corp.	274,845	8,679,605
Gladstone Commercial Corp.	269,188	5,663,716
Gladstone Land Corp.	174,195	3,656,353
Global Medical REIT, Inc.	357,946	5,140,105
Global Net Lease, Inc.	699,100	13,422,720
Healthcare Realty Trust, Inc.	1,035,093	33,288,591
Hersha Hospitality Trust	277,235	3,204,837
Independence Realty Trust, Inc.	783,600	13,195,824
Indus Realty Trust, Inc.	26,007	1,625,438
Industrial Logistics Properties Trust	493,870	12,247,976
iStar Financial, Inc. (b)	537,400	9,947,274
Kite Realty Group Trust	619,097	12,883,409
Lexington Corporate Properties Trust	2,037,668	24,941,056
LTC Properties, Inc.	294,786	12,537,249
Mack-Cali Realty Corp.	659,144	10,783,596
Monmouth Real Estate Investment Corp. Class A	719,071	13,288,432
National Health Investors, Inc.	325,668	23,907,288
National Storage Affiliates Trust	468,670	21,296,365
NETSTREIT Corp.	190,093	3,959,637
New Senior Investment Group, Inc.	628,965	4,163,748
NexPoint Residential Trust, Inc.	165,955	8,324,303
Office Properties Income Trust	371,318	10,304,075
One Liberty Properties, Inc.	133,318	3,315,619
Pebblebrook Hotel Trust	954,327	22,789,329
Physicians Realty Trust	1,560,809	29,233,953
Piedmont Office Realty Trust, Inc. Class A	957,869	17,835,521
Plymouth Industrial REIT, Inc.	199,350	3,715,884
Potlatch Corp.	484,768	28,775,828
Preferred Apartment Communities, Inc. Class A	384,350	3,920,370
PS Business Parks, Inc.	150,557	24,445,940
QTS Realty Trust, Inc. Class A	473,153	31,459,943
Retail Opportunity Investments Corp.	861,199	15,157,102
Retail Properties America, Inc.	1,574,798	18,472,381
Retail Value, Inc.	134,386	2,503,611
RLJ Lodging Trust	1,215,755	19,622,286
RPT Realty	600,070	7,626,890
Ryman Hospitality Properties, Inc.	369,095	29,029,322
Sabra Health Care REIT, Inc.	1,542,395	28,025,317
Safehold, Inc.	137,344	9,711,594
Saul Centers, Inc.	95,436	4,120,926
Seritage Growth Properties (a)(b)	254,628	4,379,602
Service Properties Trust	1,211,724	14,922,381
SITE Centers Corp.	1,133,313	16,716,367
Stag Industrial, Inc.	1,190,094	43,450,332
Summit Hotel Properties, Inc. (a)	787,274	8,006,577
Sunstone Hotel Investors, Inc.	1,587,527	20,891,855
Tanger Factory Outlet Centers, Inc. (b)	672,493	11,735,003
Terreno Realty Corp.	506,744	32,695,123
The Macerich Co.	1,117,453	15,409,677
UMH Properties, Inc.	289,865	6,240,793
Uniti Group, Inc.	1,420,130	16,189,482
Universal Health Realty Income Trust (SBI)	100,446	6,724,860
Urban Edge Properties	861,751	16,244,006
Urstadt Biddle Properties, Inc. Class A	235,912	4,286,521
Washington REIT (SBI)	642,636	14,922,008
Whitestone REIT Class B	339,979	3,321,595
Xenia Hotels & Resorts, Inc.	836,652	16,256,148
		1,127,421,603
Real Estate Management & Development - 0.8%
Alset Ehome International, Inc. (b)	22,050	234,833
Altisource Portfolio Solutions SA (a)	28,191	177,603
American Realty Investments, Inc. (a)	11,469	89,229
Cushman & Wakefield PLC (a)(b)	815,355	13,861,035
eXp World Holdings, Inc. (a)(b)	367,591	12,630,427
Fathom Holdings, Inc. (a)(b)	36,738	1,260,113
Forestar Group, Inc. (a)	133,534	3,383,752
FRP Holdings, Inc. (a)	43,028	2,184,101
Kennedy-Wilson Holdings, Inc.	874,086	17,962,467
Marcus & Millichap, Inc. (a)	170,099	6,007,897
Maui Land & Pineapple, Inc. (a)	39,623	446,947
Newmark Group, Inc.	1,067,472	11,475,324
Rafael Holdings, Inc. (a)	71,415	2,952,296
RE/MAX Holdings, Inc.	139,799	5,134,817
Realogy Holdings Corp. (a)	836,983	14,463,066
Redfin Corp. (a)(b)	729,370	51,624,809
Stratus Properties, Inc. (a)	38,752	1,362,133
Tejon Ranch Co. (a)	154,763	2,448,351
The RMR Group, Inc.	114,924	4,548,692
The St. Joe Co.	241,180	11,043,632
Transcontinental Realty Investors, Inc. (a)(b)	8,524	172,270
		163,463,794

TOTAL REAL ESTATE		1,290,885,397

UTILITIES - 2.7%
Electric Utilities - 0.6%
Allete, Inc.	380,251	26,754,460
Genie Energy Ltd. Class B (b)	90,564	507,158
MGE Energy, Inc.	266,380	19,927,888
Otter Tail Corp.	299,796	14,159,365
PNM Resources, Inc.	621,207	30,662,778
Portland General Electric Co.	657,125	33,421,378
Spark Energy, Inc. Class A, (b)	94,974	1,004,825
		126,437,852
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares (b)	229,425	16,525,483
Chesapeake Utilities Corp.	126,165	14,953,076
New Jersey Resources Corp.	696,072	29,200,220
Northwest Natural Holding Co.	228,429	12,316,892
ONE Gas, Inc.	384,027	30,902,653
RGC Resources, Inc. (b)	51,337	1,113,500
South Jersey Industries, Inc. (b)	750,104	18,565,074
Southwest Gas Holdings, Inc.	417,196	29,086,905
Spire, Inc.	366,933	27,644,732
		180,308,535
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	675,365	2,046,356
Brookfield Renewable Corp. (b)	936,104	38,829,594
Clearway Energy, Inc.:
Class A	150,629	4,003,719
Class C	693,694	19,902,081
Ormat Technologies, Inc. (b)	320,179	23,180,960
Sunnova Energy International, Inc. (a)	409,753	14,472,476
		102,435,186
Multi-Utilities - 0.4%
Avista Corp.	502,632	23,131,125
Black Hills Corp.	460,869	31,790,744
NorthWestern Energy Corp.	371,053	25,242,736
Unitil Corp.	110,821	6,386,614
		86,551,219
Water Utilities - 0.4%
American States Water Co.	269,684	21,356,276
Artesian Resources Corp. Class A (b)	53,194	2,151,697
Cadiz, Inc. (a)(b)	149,864	1,745,916
California Water Service Group	362,407	21,291,411
Consolidated Water Co., Inc. (b)	99,815	1,174,823
Global Water Resources, Inc.	81,763	1,394,059
Middlesex Water Co.	126,538	10,378,647
Pure Cycle Corp. (a)	163,186	2,491,850
SJW Corp.	193,755	12,700,640
York Water Co. (b)	97,715	5,046,003
		79,731,322

TOTAL UTILITIES		575,464,114

TOTAL COMMON STOCKS
(Cost $14,495,449,914)		20,973,423,500
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (e)
(Cost $4,999,940)	5,000,000	4,999,998
	Shares	Value

Money Market Funds - 11.5%
Fidelity Cash Central Fund 0.04% (f)	202,880,382	$202,920,958
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	2,237,797,636	2,238,021,415
TOTAL MONEY MARKET FUNDS
(Cost $2,440,924,411)		2,440,942,373
TOTAL INVESTMENT IN SECURITIES - 110.4%
(Cost $16,941,374,265)		23,419,365,871
NET OTHER ASSETS (LIABILITIES) - (10.4)%		(2,204,002,698)
NET ASSETS - 100%		$21,215,363,173

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2,130	June 2021	$240,849,750	$3,030,445	$3,030,445

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,704,780 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,998.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$107,066
Fidelity Securities Lending Cash Central Fund	16,213,955
Total	$16,321,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $1,172,167,371. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $6,988,189,608 and $5,922,335,564, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$503,910,523	$503,910,523	$--	$--
Consumer Discretionary	3,123,521,460	3,123,521,460	--	--
Consumer Staples	679,270,446	679,270,446	--	--
Energy	524,843,233	524,843,233	--	--
Financials	3,347,163,776	3,347,163,776	--	--
Health Care	4,039,764,163	4,039,759,847	--	4,316
Industrials	3,343,400,204	3,343,400,204	--	--
Information Technology	2,610,310,279	2,610,038,840	271,439	--
Materials	934,889,905	934,889,904	--	1
Real Estate	1,290,885,397	1,290,885,397	--	--
Utilities	575,464,114	575,464,114	--	--
U.S. Government and Government Agency Obligations	4,999,998	--	4,999,998	--
Money Market Funds	2,440,942,373	2,440,942,373	--	--
Total Investments in Securities:	$23,419,365,871	$23,414,090,117	$5,271,437	$4,317
Derivative Instruments:
Assets
Futures Contracts	$3,030,445	$3,030,445	$--	$--
Total Assets	$3,030,445	$3,030,445	$--	$--
Total Derivative Instruments:	$3,030,445	$3,030,445	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,030,445	$0
Total Equity Risk	3,030,445	0
Total Value of Derivatives	$3,030,445	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021
Assets
Investment in securities, at value (including securities loaned of $2,153,415,362) — See accompanying schedule: Unaffiliated issuers (cost $14,500,449,854)	$20,978,423,498
Fidelity Central Funds (cost $2,440,924,411)	2,440,942,373
Total Investment in Securities (cost $16,941,374,265)		$23,419,365,871
Segregated cash with brokers for derivative instruments		8,584,750
Receivable for investments sold		23,320,468
Receivable for fund shares sold		44,794,536
Dividends receivable		3,559,601
Distributions receivable from Fidelity Central Funds		544,386
Total assets		23,500,169,612
Liabilities
Payable to custodian bank	$129,781
Payable for investments purchased	23,300,967
Payable for fund shares redeemed	19,957,717
Accrued management fee	437,933
Payable for daily variation margin on futures contracts	3,002,402
Other payables and accrued expenses	152
Collateral on securities loaned	2,237,977,487
Total liabilities		2,284,806,439
Net Assets		$21,215,363,173
Net Assets consist of:
Paid in capital		$14,910,411,190
Total accumulated earnings (loss)		6,304,951,983
Net Assets		$21,215,363,173
Net Asset Value, offering price and redemption price per share ($21,215,363,173 ÷ 737,941,046 shares)		$28.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2021
Investment Income
Dividends		$148,205,252
Interest		2,080
Income from Fidelity Central Funds (including $16,213,955 from security lending)		16,321,021
Total income		164,528,353
Expenses
Management fee	$3,652,708
Independent trustees' fees and expenses	40,613
Total expenses before reductions	3,693,321
Expense reductions	(449)
Total expenses after reductions		3,692,872
Net investment income (loss)		160,835,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,720,211
Fidelity Central Funds	(7,405)
Foreign currency transactions	531
Futures contracts	69,165,265
Total net realized gain (loss)		92,878,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,659,862,346
Fidelity Central Funds	(3,946)
Futures contracts	(5,638,003)
Total change in net unrealized appreciation (depreciation)		7,654,220,397
Net gain (loss)		7,747,098,999
Net increase (decrease) in net assets resulting from operations		$7,907,934,480

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2021	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$160,835,481	$135,959,790
Net realized gain (loss)	92,878,602	35,330,204
Change in net unrealized appreciation (depreciation)	7,654,220,397	(1,909,819,270)
Net increase (decrease) in net assets resulting from operations	7,907,934,480	(1,738,529,276)
Distributions to shareholders	(149,090,960)	(307,438,333)
Share transactions
Proceeds from sales of shares	8,754,671,056	6,859,771,158
Reinvestment of distributions	143,821,664	298,048,546
Cost of shares redeemed	(5,369,268,250)	(3,749,127,601)
Net increase (decrease) in net assets resulting from share transactions	3,529,224,470	3,408,692,103
Total increase (decrease) in net assets	11,288,067,990	1,362,724,494
Net Assets
Beginning of period	9,927,295,183	8,564,570,689
End of period	$21,215,363,173	$9,927,295,183
Other Information
Shares
Sold	373,282,279	363,294,524
Issued in reinvestment of distributions	6,215,163	14,543,925
Redeemed	(239,596,382)	(199,115,229)
Net increase (decrease)	139,901,060	178,723,220

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund

Years ended April 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$20.43	$20.49	$19.03	$15.48
Income from Investment Operations
Net investment income (loss)A	.25	.27	.27	.28	.25
Net realized and unrealized gain (loss)	12.13	(3.48)	.60	1.93	3.72
Total from investment operations	12.38	(3.21)	.87	2.21	3.97
Distributions from net investment income	(.23)	(.28)	(.23)	(.23)	(.23)
Distributions from net realized gain	–	(.35)	(.70)	(.51)	(.19)
Total distributions	(.23)	(.62)B	(.93)	(.75)B	(.42)
Redemption fees added to paid in capitalA	–	–	–	–	–C
Net asset value, end of period	$28.75	$16.60	$20.43	$20.49	$19.03
Total ReturnD	74.95%	(16.27)%	4.74%	11.73%	25.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%	.03%	.03%	.04%	.05%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.04%	.04%
Expenses net of all reductions	.03%	.03%	.03%	.04%	.04%
Net investment income (loss)	1.09%	1.42%	1.37%	1.38%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$21,215,363	$9,927,295	$8,564,571	$353,568	$169,906
Portfolio turnover rateG	19%	17%	18%	14%H	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2021

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$62,013

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$15,771,306,985	$7,398,897,678	$(579,783,012)	$6,819,114,666
Fidelity Small Cap Index Fund	17,164,245,431	7,183,025,658	(927,905,218)	6,255,120,440

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$56,229,866	$23,423,271	$6,819,114,666
Fidelity Small Cap Index Fund	49,831,542	–	6,255,120,440

The tax character of distributions paid was as follows:

April 30, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$245,394,490	$164,805,630	$410,200,120
Fidelity Small Cap Index Fund	149,090,960	–	149,090,960

April 30, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$189,709,803	$169,375,397	$359,085,200
Fidelity Small Cap Index Fund	173,003,055	134,435,278	307,438,333

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	4,799,821,249	2,233,402,337
Fidelity Small Cap Index Fund	6,404,158,365	2,676,532,511

Unaffiliated Exchanges In-Kind. During the period, Fidelity Mid Cap Index Fund received investments and cash valued at $357,669,486 in exchange for 14,198,868 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	$9,044,778.31%
Fidelity Small Cap Index Fund	Borrower	$21,529,100.33%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$184,542	$7,623	$–
Fidelity Small Cap Index Fund	$1,722,806	$523,980	$8,581,346

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$256
Fidelity Small Cap Index Fund	449

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Mid Cap Index Fund	.02%
Actual		$1,000.00	$1,354.50	$.12
Hypothetical-C		$1,000.00	$1,024.70	$.10
Fidelity Small Cap Index Fund	.02%
Actual		$1,000.00	$1,480.10	$.12
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Index Fund	06/07/21	06/04/21	$0.065	$0.047
Fidelity Small Cap Index Fund	06/07/21	06/04/21	$0.061	$0.007

The fund hereby designates as capital gain dividend the amount noted below for the taxable year ended April 30, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$176,186,299

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Mid Cap Index Fund
June 2020	84%
December 2020	67%
Fidelity Small Cap Index Fund
June 2020	99%
December 2020	64%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Index Fund
June 2020	97%
December 2020	72%
Fidelity Small Cap Index Fund
June 2020	99%
December 2020	68%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Index Fund
June 2020	4%
December 2020	23%
Fidelity Small Cap Index Fund
June 2020	1%
December 2020	19%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	June, 2020	December, 2020
Fidelity Mid Cap Index Fund	–	100%
Fidelity Small Cap Index Fund	–	–

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MCX-I-SCX-I-ANN-0621
1.929320.109

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Annual Report

April 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2021	Past 1 year	Life of fundA
Fidelity Flex® Mid Cap Index Fund	59.64%	15.32%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Mid Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$18,053	Fidelity Flex® Mid Cap Index Fund
$18,012	Russell Midcap® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 45.98% for the 12 months ending April 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of two COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars in aid to boost consumers and the economy. This backdrop fueled a sharp market rotation, with small-cap value stocks usurping long-standing leadership from large growth shares. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. Reflecting this shift, the financials sector (+63%) led the way for the full period, riding momentum among banks, whose profit outlook improved amid rising long-term interest rates and a steeper yield curve. Materials (+63%) and industrials (+61%) closely followed. Conversely, notable “laggards” included the defensive utilities (+21%) and consumer staples (+23%) sectors.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending April 30, 2021, the fund gained 59.64%, roughly in line with the 59.57% advance of the benchmark Russell MidCap® index. By sector, information technology gained roughly 61% and contributed most, followed by industrials, which gained about 66%, and consumer discretionary, which advanced 81%. The financials sector rose 75%, health care gained roughly 48%, and materials advanced 79%. Other notable contributors included the real estate (+45%), communication services (+80%), energy (+59%), consumer staples (+27%), and utilities (+18%) sectors. Turning to individual stocks, the top contributor was Freeport McMoRan (+326%), from the materials sector. In pharmaceuticals, biotechnology & life sciences, Moderna (+291%) was helpful, and Twilio (+227%) from the software & services group also contributed. Align Technology, within the health care equipment & services industry, rose 177%, and HP, within the technology hardware & equipment segment, gained about 110% and boosted the fund. Conversely, the biggest individual detractor was L3Harris Technologies (-12%), from the capital goods category. Fiserv, within the software & services group, returned -8% and hindered the fund. In pharmaceuticals, biotechnology & life sciences, Viatris (-14%) hurt. Other detractors were Quidel (-53%) and Centene (-10%), from the health care equipment & services segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Freeport-McMoRan, Inc.	0.5
Twilio, Inc. Class A	0.5
Moderna, Inc.	0.5
KLA Corp.	0.5
Align Technology, Inc.	0.4
IDEXX Laboratories, Inc.	0.4
Johnson Controls International PLC	0.4
Ford Motor Co.	0.4
IQVIA Holdings, Inc.	0.4
HP, Inc.	0.4
4.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	18.5
Industrials	15.7
Health Care	12.2
Consumer Discretionary	12.1
Financials	12.1
Real Estate	7.3
Materials	5.9
Utilities	4.8
Communication Services	4.7
Consumer Staples	3.6

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.1%

Schedule of Investments April 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.1%
Lumen Technologies	19,405	$248,966
Entertainment - 1.2%
Lions Gate Entertainment Corp.:
Class A (a)	1,121	16,221
Class B (a)	1,927	24,280
Live Nation Entertainment, Inc. (a)	2,520	206,338
Madison Square Garden Entertainment Corp. (a)	330	29,901
Madison Square Garden Sports Corp. (a)	332	61,367
Playtika Holding Corp.	1,342	37,281
Roku, Inc. Class A (a)	1,933	662,961
Spotify Technology SA (a)	2,379	599,793
Take-Two Interactive Software, Inc. (a)	2,020	354,268
World Wrestling Entertainment, Inc. Class A	819	45,135
Zynga, Inc. (a)	15,765	170,577
		2,208,122
Interactive Media & Services - 1.5%
IAC (a)	1,329	336,862
Match Group, Inc. (a)	3,974	618,474
Pinterest, Inc. Class A (a)	7,118	472,422
TripAdvisor, Inc. (a)	1,771	83,467
Twitter, Inc. (a)	13,840	764,245
Zillow Group, Inc.:
Class A (a)	1,001	133,483
Class C (a)	2,608	339,353
		2,748,306
Media - 1.9%
Altice U.S.A., Inc. Class A (a)	3,991	144,913
Cable One, Inc.	95	170,050
Discovery Communications, Inc.:
Class A (a)(b)	2,781	104,732
Class C (non-vtg.) (a)	5,490	177,382
DISH Network Corp. Class A (a)	4,351	194,881
Fox Corp.:
Class A	5,932	221,975
Class B	2,780	101,136
Interpublic Group of Companies, Inc.	6,902	219,139
Liberty Broadband Corp.:
Class A (a)	428	67,483
Class C (a)	2,847	463,264
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	3,549	166,590
Liberty Media Class A (a)	393	16,278
Liberty SiriusXM Series A (a)	1,452	65,616
Liberty SiriusXM Series C (a)	3,103	140,349
News Corp. New:
Class A	6,885	180,353
Class B	2,131	51,805
Nexstar Broadcasting Group, Inc. Class A	752	110,852
Omnicom Group, Inc.	3,771	310,202
Sirius XM Holdings, Inc. (b)	19,810	120,841
The New York Times Co. Class A	2,882	130,872
ViacomCBS, Inc.:
Class A	280	12,656
Class B	9,882	405,360
Wiley (JOHN) & Sons, Inc. Class A	766	43,616
		3,620,345
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	1,804	41,456
U.S. Cellular Corp. (a)	253	8,635
		50,091

TOTAL COMMUNICATION SERVICES		8,875,830

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.7%
Aptiv PLC (a)	4,754	684,053
BorgWarner, Inc.	4,334	210,546
Gentex Corp.	4,317	151,872
Lear Corp.	1,062	195,238
		1,241,709
Automobiles - 0.6%
Ford Motor Co. (a)	69,241	799,041
Harley-Davidson, Inc.	2,706	130,889
Thor Industries, Inc.	940	133,095
		1,063,025
Distributors - 0.4%
Genuine Parts Co.	2,491	311,300
LKQ Corp. (a)	5,372	250,926
Pool Corp.	687	290,271
		852,497
Diversified Consumer Services - 0.5%
Block H & R, Inc.	3,238	72,078
Bright Horizons Family Solutions, Inc. (a)	1,064	154,099
Chegg, Inc. (a)	2,314	209,024
Frontdoor, Inc. (a)	1,517	81,205
Graham Holdings Co.	70	44,493
Grand Canyon Education, Inc. (a)	824	89,231
Service Corp. International	2,994	159,999
Terminix Global Holdings, Inc. (a)	2,349	119,541
		929,670
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	4,049	157,385
Carnival Corp. (a)	10,759	300,822
Chipotle Mexican Grill, Inc. (a)	494	737,063
Choice Hotels International, Inc.	619	70,442
Darden Restaurants, Inc.	2,305	338,190
Dominos Pizza, Inc.	691	291,837
Expedia, Inc. (a)	2,451	431,940
Extended Stay America, Inc. unit	3,154	62,733
Hilton Worldwide Holdings, Inc.	4,845	623,552
Hyatt Hotels Corp. Class A (a)	630	51,868
MGM Resorts International	8,338	339,523
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,414	199,155
Planet Fitness, Inc. (a)	1,449	121,702
Royal Caribbean Cruises Ltd.	3,501	304,412
Six Flags Entmt Corp. New (a)	1,352	63,517
Travel+Leisure Co.	1,494	96,408
Vail Resorts, Inc.	710	230,864
Wendy's Co.	3,169	71,524
Wyndham Hotels & Resorts, Inc.	1,630	119,169
Wynn Resorts Ltd. (a)	1,861	238,952
Yum China Holdings, Inc.	7,111	447,424
		5,298,482
Household Durables - 1.6%
D.R. Horton, Inc.	5,870	576,962
Garmin Ltd.	2,657	364,647
Leggett & Platt, Inc.	2,333	115,880
Lennar Corp.:
Class A	4,739	490,960
Class B	367	29,569
Mohawk Industries, Inc. (a)	1,029	211,460
Newell Brands, Inc.	6,794	183,166
NVR, Inc. (a)	59	296,068
PulteGroup, Inc.	4,753	280,997
Tempur Sealy International, Inc.	3,355	127,960
Toll Brothers, Inc.	1,983	124,334
Whirlpool Corp.	1,096	259,149
		3,061,152
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	2,090	415,471
GrubHub, Inc. (a)	1,634	111,177
Qurate Retail, Inc. Series A	6,758	80,420
Wayfair LLC Class A (a)	1,257	371,531
		978,599
Leisure Products - 0.6%
Brunswick Corp.	1,395	149,446
Hasbro, Inc.	2,259	224,658
Mattel, Inc. (a)	6,099	130,885
Peloton Interactive, Inc. Class A (a)	4,501	442,673
Polaris, Inc.	1,033	144,651
		1,092,313
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,169	479,018
Kohls Corp.	2,782	163,192
Nordstrom, Inc. (a)	1,941	71,196
Ollie's Bargain Outlet Holdings, Inc. (a)	967	89,225
		802,631
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,159	231,985
AutoNation, Inc. (a)	1,020	104,530
AutoZone, Inc. (a)	404	591,504
Best Buy Co., Inc.	4,053	471,242
Burlington Stores, Inc. (a)	1,154	376,585
CarMax, Inc. (a)	2,889	384,930
Carvana Co. Class A (a)	991	282,693
Dicks Sporting Goods, Inc.	1,103	91,086
Five Below, Inc. (a)	970	195,232
Floor & Decor Holdings, Inc. Class A (a)	1,664	184,571
Foot Locker, Inc.	1,836	108,287
Gap, Inc.	3,235	107,079
L Brands, Inc. (a)	4,072	268,345
Leslie's, Inc.	1,339	38,054
O'Reilly Automotive, Inc. (a)	1,245	688,336
Penske Automotive Group, Inc.	569	49,896
Petco Health & Wellness Co. I (b)	921	21,754
Tractor Supply Co.	2,053	387,196
Ulta Beauty, Inc. (a)	954	314,200
Vroom, Inc.	1,832	84,767
Williams-Sonoma, Inc.	1,364	232,903
		5,215,175
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	2,548	140,344
Carter, Inc.	765	83,224
Columbia Sportswear Co.	512	55,813
Hanesbrands, Inc.	6,153	129,582
lululemon athletica, Inc. (a)	2,017	676,240
PVH Corp.	1,242	140,570
Ralph Lauren Corp.	837	111,564
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,368	114,824
Tapestry, Inc.	4,905	234,704
Under Armour, Inc.:
Class A (sub. vtg.) (a)	3,364	81,779
Class C (non-vtg.) (a)	3,471	69,108
VF Corp.	5,722	501,591
		2,339,343

TOTAL CONSUMER DISCRETIONARY		22,874,596

CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	158	192,205
Brown Forman Corp.:
Class A	805	57,437
Class B (non-vtg.)	3,196	243,791
Molson Coors Beverage Co. Class B (a)	3,150	173,093
		666,526
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	2,732	50,733
Casey's General Stores, Inc.	654	145,312
Grocery Outlet Holding Corp. (a)	1,279	51,659
Kroger Co.	13,461	491,865
Sprouts Farmers Market LLC (a)	2,078	53,218
U.S. Foods Holding Corp. (a)	3,888	161,196
		953,983
Food Products - 2.2%
Archer Daniels Midland Co.	9,836	620,947
Beyond Meat, Inc. (a)(b)	923	121,541
Bunge Ltd.	2,407	203,199
Campbell Soup Co.	3,469	165,645
Conagra Brands, Inc.	8,639	320,421
Flowers Foods, Inc.	3,435	82,303
Hormel Foods Corp.	4,947	228,551
Ingredion, Inc.	1,187	110,878
Kellogg Co.	4,461	278,456
Lamb Weston Holdings, Inc.	2,594	208,817
McCormick & Co., Inc. (non-vtg.)	4,397	397,313
Pilgrims Pride Corp. New (a)	931	22,307
Post Holdings, Inc. (a)	1,072	121,972
Seaboard Corp.	4	14,312
The Hain Celestial Group, Inc. (a)	1,497	61,392
The Hershey Co.	2,617	429,973
The J.M. Smucker Co.	1,959	256,609
TreeHouse Foods, Inc. (a)	994	47,314
Tyson Foods, Inc. Class A	5,108	395,615
		4,087,565
Household Products - 0.5%
Church & Dwight, Inc.	4,404	377,599
Energizer Holdings, Inc.	1,208	59,554
Reynolds Consumer Products, Inc.	857	25,127
Spectrum Brands Holdings, Inc.	739	65,135
The Clorox Co.	2,241	408,983
		936,398
Personal Products - 0.1%
Coty, Inc. Class A (a)	5,118	51,231
Herbalife Nutrition Ltd. (a)	1,590	72,774
Nu Skin Enterprises, Inc. Class A	895	47,310
		171,315

TOTAL CONSUMER STAPLES		6,815,787

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	11,648	233,892
Halliburton Co.	15,726	307,601
Helmerich & Payne, Inc.	1,857	47,595
NOV, Inc. (a)	6,861	102,572
		691,660
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream GP LP	5,111	44,159
APA Corp.	6,695	133,900
Cabot Oil & Gas Corp.	6,972	116,223
Cheniere Energy, Inc. (a)	4,102	317,987
Cimarex Energy Co.	1,782	117,968
Continental Resources, Inc.	1,310	35,684
Devon Energy Corp. New	10,459	244,531
Diamondback Energy, Inc.	3,002	245,353
EQT Corp. (a)	4,898	93,552
Equitrans Midstream Corp.	7,282	59,421
Hess Corp.	4,867	362,640
HollyFrontier Corp.	2,638	92,330
Marathon Oil Corp.	13,998	157,617
Marathon Petroleum Corp.	11,485	639,140
Murphy Oil Corp.	2,556	43,273
Occidental Petroleum Corp.	14,875	377,230
ONEOK, Inc.	7,852	410,974
Pioneer Natural Resources Co.	3,582	551,019
Targa Resources Corp.	4,023	139,558
The Williams Companies, Inc.	21,585	525,811
		4,708,370

TOTAL ENERGY		5,400,030

FINANCIALS - 12.1%
Banks - 3.4%
Associated Banc-Corp.	2,697	59,037
Bank Hawaii Corp.	695	63,169
Bank OZK	2,161	88,579
BOK Financial Corp.	553	48,631
Citizens Financial Group, Inc.	7,552	349,507
Comerica, Inc.	2,463	185,119
Commerce Bancshares, Inc.	1,876	145,972
Cullen/Frost Bankers, Inc.	997	119,700
East West Bancorp, Inc.	2,501	190,451
Fifth Third Bancorp	12,630	512,020
First Citizens Bancshares, Inc.	112	97,156
First Hawaiian, Inc.	2,308	63,378
First Horizon National Corp.	9,701	177,431
First Republic Bank	3,060	560,714
FNB Corp., Pennsylvania	5,694	73,396
Huntington Bancshares, Inc.	17,937	274,795
KeyCorp	17,257	375,512
M&T Bank Corp.	2,274	358,587
PacWest Bancorp	2,065	89,642
Peoples United Financial, Inc.	7,496	135,902
Pinnacle Financial Partners, Inc.	1,309	114,721
Popular, Inc.	1,477	109,239
Prosperity Bancshares, Inc.	1,577	115,689
Regions Financial Corp.	17,037	371,407
Signature Bank	997	250,755
Sterling Bancorp	3,415	85,819
SVB Financial Group (a)	911	520,937
Synovus Financial Corp.	2,603	121,977
TCF Financial Corp.	2,674	121,720
Umpqua Holdings Corp.	3,889	72,491
Webster Financial Corp. Waterbury Connecticut	1,588	84,021
Western Alliance Bancorp.	1,737	182,507
Wintrust Financial Corp.	999	77,023
Zions Bancorp NA	2,872	160,258
		6,357,262
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	800	128,936
Ameriprise Financial, Inc.	2,095	541,348
Apollo Global Management LLC Class A	3,034	167,993
Ares Management Corp.	1,855	97,425
Carlyle Group LP	2,103	89,714
Cboe Global Markets, Inc.	1,914	199,764
Evercore, Inc. Class A	701	98,231
FactSet Research Systems, Inc.	658	221,233
Franklin Resources, Inc.	4,896	146,880
Interactive Brokers Group, Inc.	1,295	92,618
Invesco Ltd.	6,681	180,387
KKR & Co. LP	9,632	544,979
Lazard Ltd. Class A	1,782	80,172
LPL Financial	1,390	217,813
MarketAxess Holdings, Inc.	653	318,964
Morningstar, Inc.	383	101,499
MSCI, Inc.	1,427	693,194
NASDAQ, Inc.	2,028	327,603
Northern Trust Corp.	3,403	387,261
Raymond James Financial, Inc.	2,179	284,970
SEI Investments Co.	2,006	123,249
State Street Corp.	6,250	524,688
T. Rowe Price Group, Inc.	4,010	718,592
Tradeweb Markets, Inc. Class A	1,489	121,026
Virtu Financial, Inc. Class A	1,132	33,541
		6,442,080
Consumer Finance - 1.0%
Ally Financial, Inc.	6,619	340,548
Credit Acceptance Corp. (a)(b)	165	65,140
Discover Financial Svs	5,439	620,046
LendingTree, Inc. (a)	194	40,059
OneMain Holdings, Inc.	1,293	73,533
Santander Consumer U.S.A. Holdings, Inc.	1,261	42,798
SLM Corp.	6,624	130,228
Synchrony Financial	10,349	452,665
Upstart Holdings, Inc. (b)	247	26,928
		1,791,945
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	7,117	243,615
Jefferies Financial Group, Inc.	3,930	127,764
Voya Financial, Inc.	2,193	148,729
		520,108
Insurance - 3.6%
Alleghany Corp. (a)	243	164,990
American Financial Group, Inc.	1,263	155,172
American National Group, Inc.	134	15,189
Arch Capital Group Ltd. (a)	6,980	277,176
Arthur J. Gallagher & Co.	3,379	489,786
Assurant, Inc.	1,040	161,824
Assured Guaranty Ltd.	1,388	70,580
Athene Holding Ltd. (a)	2,021	120,593
Axis Capital Holdings Ltd.	1,473	82,193
Brighthouse Financial, Inc. (a)	1,552	72,618
Brown & Brown, Inc.	4,178	222,186
Cincinnati Financial Corp.	2,655	299,165
CNA Financial Corp.	498	23,371
Erie Indemnity Co. Class A	447	95,667
Everest Reinsurance Group Ltd.	698	193,311
Fidelity National Financial, Inc.	4,881	222,671
First American Financial Corp.	1,928	124,356
Globe Life, Inc.	1,828	187,352
GoHealth, Inc. (a)	805	9,604
Hanover Insurance Group, Inc.	643	88,933
Hartford Financial Services Group, Inc.	6,348	418,714
Kemper Corp. Del	1,092	85,242
Lemonade, Inc. (a)	587	53,065
Lincoln National Corp. Industries	3,412	218,812
Loews Corp.	4,035	224,951
Markel Corp. (a)	240	282,341
Mercury General Corp. New	489	30,450
Old Republic International Corp.	5,012	123,395
Primerica, Inc.	696	111,200
Principal Financial Group, Inc.	4,816	307,598
Prudential Financial, Inc.	7,016	704,126
Reinsurance Group of America, Inc.	1,198	156,375
RenaissanceRe Holdings Ltd.	900	151,929
Unum Group	3,599	101,708
W.R. Berkley Corp.	2,473	197,148
White Mountains Insurance Group Ltd.	53	61,768
Willis Towers Watson PLC	2,284	591,236
		6,896,795
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	9,534	170,945
Annaly Capital Management, Inc.	24,835	225,502
New Residential Investment Corp.	8,175	87,636
Starwood Ppty Trust, Inc.	4,855	125,356
		609,439
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	5,998	91,410
New York Community Bancorp, Inc.	7,941	94,974
TFS Financial Corp.	865	16,919
		203,303

TOTAL FINANCIALS		22,820,932

HEALTH CARE - 12.2%
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (a)	1,980	40,709
Acceleron Pharma, Inc. (a)	914	114,223
Agios Pharmaceuticals, Inc. (a)	1,097	61,213
Alexion Pharmaceuticals, Inc. (a)	3,777	637,104
Alkermes PLC (a)	2,819	62,032
Alnylam Pharmaceuticals, Inc. (a)	2,047	287,890
BioMarin Pharmaceutical, Inc. (a)	3,204	249,656
bluebird bio, Inc. (a)	1,167	35,010
Exact Sciences Corp. (a)	2,633	347,082
Exelixis, Inc. (a)	5,436	133,834
Global Blood Therapeutics, Inc. (a)	1,055	43,023
Incyte Corp. (a)	3,271	279,278
Ionis Pharmaceuticals, Inc. (a)	2,326	99,599
Iovance Biotherapeutics, Inc. (a)	2,439	76,682
Moderna, Inc. (a)	5,068	906,260
Neurocrine Biosciences, Inc. (a)	1,647	155,625
Repligen Corp. (a)	964	204,088
Sage Therapeutics, Inc. (a)	911	71,750
Sana Biotechnology, Inc.	483	10,385
Sarepta Therapeutics, Inc. (a)	1,331	94,288
Seagen, Inc. (a)	2,246	322,885
United Therapeutics Corp. (a)	772	155,604
		4,388,220
Health Care Equipment & Supplies - 3.6%
Abiomed, Inc. (a)	786	252,094
Align Technology, Inc. (a)	1,384	824,214
Dentsply Sirona, Inc.	3,877	261,736
Envista Holdings Corp. (a)	2,826	122,309
Globus Medical, Inc. (a)	1,332	95,598
Haemonetics Corp. Massachusetts (a)	888	59,727
Hill-Rom Holdings, Inc.	1,184	130,500
Hologic, Inc. (a)	4,544	297,859
ICU Medical, Inc. (a)	343	71,437
IDEXX Laboratories, Inc. (a)	1,493	819,642
Insulet Corp. (a)	1,165	343,931
Integra LifeSciences Holdings Corp. (a)	1,263	93,563
Masimo Corp. (a)	867	201,725
Novocure Ltd. (a)	1,784	364,114
Penumbra, Inc. (a)	583	178,392
Quidel Corp. (a)	662	69,371
ResMed, Inc.	2,545	478,384
STERIS PLC	1,491	314,631
Tandem Diabetes Care, Inc. (a)	1,069	98,241
Teleflex, Inc.	825	348,546
The Cooper Companies, Inc.	865	355,420
West Pharmaceutical Services, Inc.	1,303	428,062
Zimmer Biomet Holdings, Inc.	3,678	651,594
		6,861,090
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	1,563	95,218
Amedisys, Inc. (a)	568	153,275
AmerisourceBergen Corp.	2,583	312,026
Cardinal Health, Inc.	5,187	312,984
Chemed Corp. New	275	131,068
DaVita HealthCare Partners, Inc. (a)	1,320	153,820
Encompass Health Corp.	1,745	148,081
Guardant Health, Inc. (a)	1,457	231,634
Henry Schein, Inc. (a)	2,523	182,918
Laboratory Corp. of America Holdings (a)	1,722	457,828
McKesson Corp.	2,828	530,420
Molina Healthcare, Inc. (a)	1,044	266,324
Oak Street Health, Inc. (a)	1,600	98,608
Premier, Inc.	2,152	76,073
Quest Diagnostics, Inc.	2,371	312,687
Signify Health, Inc.	409	11,595
Universal Health Services, Inc. Class B	1,310	194,417
		3,668,976
Health Care Technology - 0.8%
American Well Corp.	1,020	15,698
Cerner Corp.	5,379	403,694
Certara, Inc.	744	23,667
Change Healthcare, Inc. (a)	4,278	98,180
Teladoc Health, Inc. (a)	1,911	329,361
Veeva Systems, Inc. Class A (a)	2,400	677,880
		1,548,480
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	1,019	201,558
Adaptive Biotechnologies Corp. (a)	1,351	56,202
Agilent Technologies, Inc.	5,416	723,794
Avantor, Inc. (a)	8,783	281,407
Berkeley Lights, Inc. (a)	433	21,265
Bio Techne Corp.	681	291,121
Bio-Rad Laboratories, Inc. Class A (a)	374	235,669
Bruker Corp.	1,825	125,049
Charles River Laboratories International, Inc. (a)	866	287,902
IQVIA Holdings, Inc. (a)	3,375	792,079
Maravai LifeSciences Holdings, Inc.	1,515	58,949
Mettler-Toledo International, Inc. (a)	410	538,461
PerkinElmer, Inc.	1,976	256,149
PPD, Inc. (a)	2,841	131,254
PRA Health Sciences, Inc. (a)	1,122	187,251
QIAGEN NV (a)	3,989	191,991
Sotera Health Co.	1,389	35,781
Syneos Health, Inc. (a)	1,446	122,693
Waters Corp. (a)	1,087	325,959
		4,864,534
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	2,879	323,801
Elanco Animal Health, Inc. (a)	8,060	255,583
Horizon Therapeutics PLC (a)	3,454	326,817
Jazz Pharmaceuticals PLC (a)	975	160,290
Nektar Therapeutics (a)	3,049	59,791
Perrigo Co. PLC	2,431	101,203
Reata Pharmaceuticals, Inc. (a)	466	47,252
Royalty Pharma PLC	5,686	250,184
Viatris, Inc. (a)	21,413	284,793
		1,809,714

TOTAL HEALTH CARE		23,141,014

INDUSTRIALS - 15.7%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	1,109	168,135
BWX Technologies, Inc.	1,681	112,493
Curtiss-Wright Corp.	735	94,007
HEICO Corp.	799	112,499
HEICO Corp. Class A	1,372	173,256
Hexcel Corp. (a)	1,476	83,261
Howmet Aerospace, Inc. (a)	7,006	223,912
Huntington Ingalls Industries, Inc.	702	149,049
Mercury Systems, Inc. (a)	972	73,133
Spirit AeroSystems Holdings, Inc. Class A	1,852	84,618
Teledyne Technologies, Inc. (a)	644	288,351
Textron, Inc.	4,038	259,401
TransDigm Group, Inc. (a)	938	575,688
Virgin Galactic Holdings, Inc. (a)(b)	1,200	26,580
		2,424,383
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,352	228,332
Expeditors International of Washington, Inc.	2,992	328,701
XPO Logistics, Inc. (a)	1,611	224,122
		781,155
Airlines - 1.1%
Alaska Air Group, Inc. (a)	2,151	148,720
American Airls Group, Inc. (a)	10,955	237,943
Copa Holdings SA Class A (a)	557	48,181
Delta Airlines, Inc. (a)	11,308	530,571
JetBlue Airways Corp. (a)	5,577	113,548
Southwest Airlines Co. (a)	10,460	656,679
United Airlines Holdings, Inc. (a)	5,527	300,669
		2,036,311
Building Products - 2.1%
A.O. Smith Corp.	2,354	159,484
Allegion PLC	1,633	219,443
Armstrong World Industries, Inc. New	844	87,481
Carrier Global Corp.	15,416	671,829
Fortune Brands Home & Security, Inc.	2,443	256,466
Johnson Controls International PLC	12,907	804,622
Lennox International, Inc.	613	205,563
Masco Corp.	4,553	290,846
Owens Corning New	1,900	183,939
The AZEK Co., Inc.	1,617	78,069
Trane Technologies PLC	4,241	737,213
Trex Co., Inc. (a)	2,049	221,272
		3,916,227
Commercial Services & Supplies - 1.1%
ADT, Inc.	2,712	24,950
Cintas Corp.	1,567	540,834
Clean Harbors, Inc. (a)	909	80,865
Copart, Inc. (a)	3,644	453,714
Driven Brands Holdings, Inc.	648	18,481
IAA Spinco, Inc. (a)	2,378	149,362
MSA Safety, Inc.	646	103,851
Republic Services, Inc.	3,721	395,542
Rollins, Inc.	3,939	146,846
Stericycle, Inc. (a)	1,625	123,955
		2,038,400
Construction & Engineering - 0.2%
AECOM (a)	2,502	166,208
Quanta Services, Inc.	2,427	234,545
Valmont Industries, Inc.	370	91,335
		492,088
Electrical Equipment - 1.2%
Acuity Brands, Inc.	632	117,249
AMETEK, Inc.	4,061	547,951
Array Technologies, Inc.	2,184	61,501
Generac Holdings, Inc. (a)	1,085	351,486
GrafTech International Ltd.	2,986	37,982
Hubbell, Inc. Class B	960	184,330
nVent Electric PLC	2,755	83,890
Regal Beloit Corp.	715	103,267
Rockwell Automation, Inc.	2,059	544,111
Sensata Technologies, Inc. PLC (a)	2,738	158,092
Shoals Technologies Group, Inc.	1,568	50,286
Vertiv Holdings Co.	4,225	95,908
		2,336,053
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	930	178,235
Machinery - 4.0%
AGCO Corp.	1,095	159,782
Allison Transmission Holdings, Inc.	2,004	83,106
Colfax Corp. (a)	1,954	88,301
Crane Co.	863	81,174
Cummins, Inc.	2,617	659,589
Donaldson, Inc.	2,250	141,480
Dover Corp.	2,543	379,390
Flowserve Corp.	2,298	91,093
Fortive Corp.	5,284	374,213
Gates Industrial Corp. PLC (a)	1,202	20,735
Graco, Inc.	2,927	224,794
IDEX Corp.	1,335	299,307
Ingersoll Rand, Inc. (a)	6,144	303,575
ITT, Inc.	1,537	144,954
Lincoln Electric Holdings, Inc.	1,012	129,587
Middleby Corp. (a)	978	177,331
Nordson Corp.	1,019	215,427
Oshkosh Corp.	1,205	149,938
Otis Worldwide Corp.	7,246	564,246
PACCAR, Inc.	6,011	540,269
Parker Hannifin Corp.	2,269	712,035
Pentair PLC	2,923	188,563
Snap-On, Inc.	954	226,670
Stanley Black & Decker, Inc.	2,733	565,102
Timken Co.	1,129	94,689
Toro Co.	1,895	217,167
Trinity Industries, Inc.	1,562	43,174
Westinghouse Air Brake Co.	3,213	263,691
Woodward, Inc.	1,004	125,510
Xylem, Inc.	3,170	350,761
		7,615,653
Marine - 0.0%
Kirby Corp. (a)	1,054	67,140
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	2,401	199,163
CACI International, Inc. Class A (a)	442	112,648
CoreLogic, Inc.	1,290	102,813
CoStar Group, Inc. (a)	692	591,266
Dun & Bradstreet Holdings In (a)	2,479	58,901
Equifax, Inc.	2,147	492,157
FTI Consulting, Inc. (a)	623	86,504
IHS Markit Ltd.	7,045	757,901
Jacobs Engineering Group, Inc.	2,290	305,967
Leidos Holdings, Inc.	2,387	241,755
Manpower, Inc.	1,025	123,912
Nielsen Holdings PLC	6,310	161,852
Robert Half International, Inc.	1,955	171,278
Science Applications International Corp.	1,031	92,192
TransUnion Holding Co., Inc.	3,366	352,050
Verisk Analytics, Inc.	2,807	528,277
		4,378,636
Road & Rail - 1.0%
AMERCO	157	93,671
J.B. Hunt Transport Services, Inc.	1,486	253,675
Kansas City Southern	1,609	470,166
Knight-Swift Transportation Holdings, Inc. Class A	2,215	104,371
Landstar System, Inc.	677	116,634
Lyft, Inc. (a)	4,471	248,856
Old Dominion Freight Lines, Inc.	1,732	446,527
Ryder System, Inc.	927	74,012
Schneider National, Inc. Class B	1,036	25,102
		1,833,014
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	1,895	88,515
Fastenal Co.	10,139	530,067
MSC Industrial Direct Co., Inc. Class A	820	73,931
United Rentals, Inc. (a)	1,278	408,896
Univar, Inc. (a)	2,953	68,953
W.W. Grainger, Inc.	775	335,994
Watsco, Inc.	579	169,566
		1,675,922
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	1,303	43,403

TOTAL INDUSTRIALS		29,816,620

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	1,040	327,777
Ciena Corp. (a)	2,707	136,622
CommScope Holding Co., Inc. (a)	3,456	56,851
EchoStar Holding Corp. Class A (a)	865	21,149
F5 Networks, Inc. (a)	1,096	204,689
Juniper Networks, Inc.	5,829	147,998
Lumentum Holdings, Inc. (a)	1,344	114,307
Motorola Solutions, Inc.	3,020	568,666
Ubiquiti, Inc.	149	42,514
ViaSat, Inc. (a)	1,099	56,917
		1,677,490
Electronic Equipment & Components - 2.4%
Amphenol Corp. New Class A	10,364	697,912
Arrow Electronics, Inc. (a)	1,312	149,660
Avnet, Inc.	1,736	76,245
CDW Corp.	2,519	449,213
Cognex Corp.	2,970	255,776
Coherent, Inc. (a)	431	112,056
Corning, Inc.	13,311	588,479
Dolby Laboratories, Inc. Class A	1,135	115,168
FLIR Systems, Inc.	2,315	138,831
IPG Photonics Corp. (a)	630	136,779
Jabil, Inc.	2,617	137,183
Keysight Technologies, Inc. (a)	3,321	479,386
Littelfuse, Inc.	417	110,605
National Instrument Corp.	2,293	94,953
SYNNEX Corp.	740	89,688
Trimble, Inc. (a)	4,414	361,948
Vontier Corp. (a)	2,700	84,618
Zebra Technologies Corp. Class A (a)	929	453,110
		4,531,610
IT Services - 3.7%
Akamai Technologies, Inc. (a)	2,834	308,056
Alliance Data Systems Corp.	826	97,344
Amdocs Ltd.	2,296	176,195
BigCommerce Holdings, Inc. (a)	775	46,454
Black Knight, Inc. (a)	2,683	194,303
Broadridge Financial Solutions, Inc.	2,033	322,495
Concentrix Corp. (a)	736	114,360
DXC Technology Co.	4,500	148,095
EPAM Systems, Inc. (a)	943	431,658
Euronet Worldwide, Inc. (a)	891	127,796
Fastly, Inc. Class A (a)(b)	1,405	89,737
FleetCor Technologies, Inc. (a)	1,464	421,222
Gartner, Inc. (a)	1,534	300,480
Genpact Ltd.	3,322	157,895
Globant SA (a)	681	156,072
GoDaddy, Inc. (a)	2,982	258,897
Jack Henry & Associates, Inc.	1,351	219,983
MongoDB, Inc. Class A (a)	924	274,853
Okta, Inc. (a)	2,063	556,391
Paychex, Inc.	5,683	554,036
Sabre Corp.	5,616	84,128
StoneCo Ltd. Class A (a)	3,572	230,894
Switch, Inc. Class A	1,580	29,341
The Western Union Co.	7,291	187,816
Twilio, Inc. Class A (a)	2,549	937,522
VeriSign, Inc. (a)	1,788	391,161
WEX, Inc. (a)	779	159,859
		6,977,043
Semiconductors & Semiconductor Equipment - 3.4%
Allegro MicroSystems LLC (a)	819	20,213
Cirrus Logic, Inc. (a)	1,021	75,973
Cree, Inc. (a)	1,959	194,764
Enphase Energy, Inc. (a)	1,873	260,815
Entegris, Inc.	2,375	267,378
First Solar, Inc. (a)	1,628	124,591
KLA Corp.	2,749	866,897
Marvell Technology, Inc.	13,798	623,808
Maxim Integrated Products, Inc.	4,715	443,210
Microchip Technology, Inc.	4,435	666,536
MKS Instruments, Inc.	970	173,737
Monolithic Power Systems, Inc.	781	282,238
ON Semiconductor Corp. (a)	7,192	280,488
Qorvo, Inc. (a)	2,026	381,232
Skyworks Solutions, Inc.	2,927	530,753
SolarEdge Technologies, Inc. (a)	866	228,226
Teradyne, Inc.	2,938	367,485
Universal Display Corp.	762	170,452
Xilinx, Inc.	4,337	554,963
		6,513,759
Software - 7.0%
2U, Inc. (a)	1,231	48,317
Alteryx, Inc. Class A (a)	950	77,663
Anaplan, Inc. (a)	2,398	143,041
ANSYS, Inc. (a)	1,521	556,169
Aspen Technology, Inc. (a)	1,201	157,139
Avalara, Inc. (a)	1,461	207,038
Bill.Com Holdings, Inc. (a)	1,314	203,184
C3.Ai, Inc. (b)	276	18,288
Cadence Design Systems, Inc. (a)	4,894	644,882
CDK Global, Inc.	2,161	115,808
Ceridian HCM Holding, Inc. (a)	2,067	195,290
Citrix Systems, Inc.	2,185	270,612
Cloudflare, Inc. (a)	2,058	174,395
Coupa Software, Inc. (a)	1,234	331,995
Crowdstrike Holdings, Inc. (a)	2,749	573,194
Datadog, Inc. Class A (a)	2,704	231,922
Datto Holding Corp.	439	11,216
DocuSign, Inc. (a)	3,218	717,421
Dropbox, Inc. Class A (a)	4,358	112,001
Duck Creek Technologies, Inc. (a)	1,274	52,973
Dynatrace, Inc. (a)	3,235	168,349
Elastic NV (a)	1,169	141,005
Everbridge, Inc. (a)	627	83,209
Fair Isaac Corp. (a)	496	258,619
FireEye, Inc. (a)	3,999	79,480
Five9, Inc. (a)	1,097	206,203
Fortinet, Inc. (a)	2,361	482,187
Guidewire Software, Inc. (a)	1,489	157,104
HubSpot, Inc. (a)	733	385,888
Jamf Holding Corp. (a)	746	27,244
JFrog Ltd.	241	11,816
Manhattan Associates, Inc. (a)	1,124	154,258
McAfee Corp.	617	14,981
Medallia, Inc. (a)	1,587	46,801
nCino, Inc. (a)	811	53,031
New Relic, Inc. (a)	954	61,342
NortonLifeLock, Inc.	9,608	207,629
Nuance Communications, Inc. (a)	5,057	268,881
Nutanix, Inc. Class A (a)	3,358	90,800
Pagerduty, Inc. (a)	1,266	53,754
Palo Alto Networks, Inc. (a)	1,686	595,816
Paycom Software, Inc. (a)	862	331,361
Paylocity Holding Corp. (a)	680	131,403
Pegasystems, Inc.	698	88,604
Proofpoint, Inc. (a)	1,006	173,143
PTC, Inc. (a)	1,852	242,501
RingCentral, Inc. (a)	1,397	445,573
Slack Technologies, Inc. Class A (a)	8,777	372,145
Smartsheet, Inc. (a)	2,004	118,837
SolarWinds, Inc. (a)	828	13,960
Splunk, Inc. (a)	2,876	363,584
SS&C Technologies Holdings, Inc.	3,985	295,767
Synopsys, Inc. (a)	2,684	663,109
Teradata Corp. Del (a)	1,915	94,735
The Trade Desk, Inc. (a)	733	534,584
Tyler Technologies, Inc. (a)	703	298,677
Unity Software, Inc.	520	52,822
Zendesk, Inc. (a)	2,047	299,169
Zscaler, Inc. (a)	1,284	240,930
		13,151,849
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co.	22,914	367,082
HP, Inc.	22,919	781,767
NCR Corp. (a)	2,284	104,493
NetApp, Inc.	3,926	293,233
Pure Storage, Inc. Class A (a)	4,378	88,523
Western Digital Corp.	5,408	381,967
Xerox Holdings Corp.	2,974	71,792
		2,088,857

TOTAL INFORMATION TECHNOLOGY		34,940,608

MATERIALS - 5.9%
Chemicals - 2.8%
Albemarle Corp. U.S.	2,051	344,917
Ashland Global Holdings, Inc.	982	84,658
Axalta Coating Systems Ltd. (a)	3,748	119,524
Cabot Corp.	979	53,728
Celanese Corp. Del Class A	2,017	315,963
CF Industries Holdings, Inc.	3,791	184,356
Corteva, Inc.	13,317	649,337
Eastman Chemical Co.	2,409	277,975
Element Solutions, Inc.	3,868	84,632
FMC Corp.	2,300	271,952
Huntsman Corp.	3,564	102,180
International Flavors & Fragrances, Inc.	4,422	628,676
LyondellBasell Industries NV Class A	4,554	472,432
NewMarket Corp.	121	41,937
Olin Corp.	2,532	108,952
PPG Industries, Inc.	4,188	717,153
RPM International, Inc.	2,268	215,097
The Chemours Co. LLC	2,909	87,852
The Mosaic Co.	6,117	215,196
The Scotts Miracle-Gro Co. Class A	720	166,435
Valvoline, Inc.	3,207	100,700
W.R. Grace & Co.	998	68,593
Westlake Chemical Corp.	596	55,958
		5,368,203
Construction Materials - 0.5%
Eagle Materials, Inc.	734	101,395
Martin Marietta Materials, Inc.	1,101	388,785
Vulcan Materials Co.	2,342	417,438
		907,618
Containers & Packaging - 1.6%
Amcor PLC	27,928	328,154
Aptargroup, Inc.	1,138	171,622
Ardagh Group SA	325	8,730
Avery Dennison Corp.	1,475	315,901
Ball Corp.	5,667	530,658
Berry Global Group, Inc. (a)	2,378	151,288
Crown Holdings, Inc.	2,296	252,101
Graphic Packaging Holding Co.	4,700	87,185
International Paper Co.	6,987	405,246
Packaging Corp. of America	1,656	244,508
Sealed Air Corp. New	2,749	135,801
Silgan Holdings, Inc.	1,402	59,122
Sonoco Products Co.	1,780	116,519
WestRock Co.	4,624	257,788
		3,064,623
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	25,730	970,259
Nucor Corp.	5,332	438,610
Reliance Steel & Aluminum Co.	1,127	180,669
Royal Gold, Inc.	1,166	130,429
Steel Dynamics, Inc.	3,563	193,186
		1,913,153

TOTAL MATERIALS		11,253,597

REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.	2,400	434,640
American Campus Communities, Inc.	2,431	109,906
American Homes 4 Rent Class A	4,849	179,607
Americold Realty Trust	4,206	169,880
Apartment Income (REIT) Corp.	2,626	118,564
Apartment Investment & Management Co. Class A	2,644	18,349
Apple Hospitality (REIT), Inc.	3,703	58,730
AvalonBay Communities, Inc.	2,498	479,616
Boston Properties, Inc.	2,758	301,587
Brandywine Realty Trust (SBI)	2,949	39,900
Brixmor Ppty Group, Inc.	5,256	117,419
Brookfield Property REIT, Inc. Class A	711	12,787
Camden Property Trust (SBI)	1,674	201,684
CoreSite Realty Corp.	711	86,379
Corporate Office Properties Trust (SBI)	2,003	56,164
Cousins Properties, Inc.	2,613	95,819
CubeSmart	3,432	145,311
CyrusOne, Inc.	2,128	154,982
Douglas Emmett, Inc.	2,955	99,111
Duke Realty Corp.	6,536	304,055
Empire St. Realty Trust, Inc.	2,522	28,726
EPR Properties	1,309	62,452
Equity Commonwealth	2,065	59,472
Equity Lifestyle Properties, Inc.	3,077	213,544
Equity Residential (SBI)	6,525	484,351
Essex Property Trust, Inc.	1,158	336,422
Extra Space Storage, Inc.	2,274	338,121
Federal Realty Investment Trust (SBI)	1,355	152,898
First Industrial Realty Trust, Inc.	2,282	113,575
Gaming & Leisure Properties	3,860	179,451
Healthcare Trust of America, Inc.	3,868	113,603
Healthpeak Properties	9,555	328,119
Highwoods Properties, Inc. (SBI)	1,829	81,921
Host Hotels & Resorts, Inc.	12,405	225,275
Hudson Pacific Properties, Inc.	2,677	75,250
Invitation Homes, Inc.	9,939	348,461
Iron Mtn, Inc.	5,077	203,689
JBG SMITH Properties	2,159	70,405
Kilroy Realty Corp.	2,057	140,987
Kimco Realty Corp.	7,348	154,308
Lamar Advertising Co. Class A	1,520	150,541
Life Storage, Inc.	1,309	125,743
Medical Properties Trust, Inc.	10,161	224,050
Mid-America Apartment Communities, Inc.	2,014	316,863
National Retail Properties, Inc.	3,075	142,742
Omega Healthcare Investors, Inc.	4,075	154,850
Outfront Media, Inc.	2,535	61,778
Paramount Group, Inc.	3,287	34,875
Park Hotels &Resorts, Inc.	4,183	93,323
Rayonier, Inc.	2,331	84,569
Realty Income Corp.	6,639	459,087
Regency Centers Corp.(REIT)	2,997	190,789
Rexford Industrial Realty, Inc.	2,328	129,320
Simon Property Group, Inc.	5,805	706,701
SL Green Realty Corp.	1,250	92,513
Spirit Realty Capital, Inc.	2,032	96,601
Store Capital Corp.	4,275	153,002
Sun Communities, Inc.	1,875	312,806
UDR, Inc.	5,196	241,354
Ventas, Inc.	6,613	366,757
VEREIT, Inc.	3,883	185,763
VICI Properties, Inc.	9,482	300,579
Vornado Realty Trust	3,104	142,008
Weingarten Realty Investors (SBI)	2,147	69,434
Welltower, Inc.	7,422	556,873
Weyerhaeuser Co.	13,260	514,090
WP Carey, Inc.	3,092	231,560
		13,034,091
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	5,921	504,469
Howard Hughes Corp. (a)	693	74,802
Jones Lang LaSalle, Inc. (a)	912	171,374
		750,645

TOTAL REAL ESTATE		13,784,736

UTILITIES - 4.8%
Electric Utilities - 2.2%
Alliant Energy Corp.	4,431	248,889
Avangrid, Inc.	1,011	51,460
Edison International	6,338	376,794
Entergy Corp. New	3,568	389,947
Evergy, Inc.	4,015	256,840
Eversource Energy	6,096	525,597
FirstEnergy Corp.	9,595	363,842
Hawaiian Electric Industries, Inc.	1,882	81,039
IDACORP, Inc.	894	91,617
NRG Energy, Inc.	4,310	154,384
OGE Energy Corp.	3,545	118,970
PG&E Corp. (a)	23,523	266,280
Pinnacle West Capital Corp.	1,994	168,792
PPL Corp.	13,688	398,731
Xcel Energy, Inc.	9,333	665,443
		4,158,625
Gas Utilities - 0.2%
Atmos Energy Corp.	2,254	233,492
National Fuel Gas Co.	1,531	76,029
UGI Corp.	3,691	161,334
		470,855
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	11,715	325,911
Vistra Corp.	8,643	145,807
		471,718
Multi-Utilities - 1.7%
Ameren Corp.	4,376	371,260
CenterPoint Energy, Inc.	8,948	219,137
CMS Energy Corp.	5,079	327,037
Consolidated Edison, Inc.	6,090	471,427
DTE Energy Co.	3,397	475,648
MDU Resources Group, Inc.	3,518	117,712
NiSource, Inc.	6,771	176,181
Public Service Enterprise Group, Inc.	8,946	565,029
WEC Energy Group, Inc.	5,610	545,124
		3,268,555
Water Utilities - 0.4%
American Water Works Co., Inc.	3,217	501,820
Essential Utilities, Inc.	3,977	187,436
		689,256

TOTAL UTILITIES		9,059,009

TOTAL COMMON STOCKS
(Cost $133,212,044)		188,782,759

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.04% (c)	803,410	803,571
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	732,032	732,105
TOTAL MONEY MARKET FUNDS
(Cost $1,535,676)		1,535,676
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $134,747,720)		190,318,435
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(983,515)
NET ASSETS - 100%		$189,334,920

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	June 2021	$544,060	$12,327	$12,327

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$557
Fidelity Securities Lending Cash Central Fund	8,385
Total	$8,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,875,830	$8,875,830	$--	$--
Consumer Discretionary	22,874,596	22,874,596	--	--
Consumer Staples	6,815,787	6,815,787	--	--
Energy	5,400,030	5,400,030	--	--
Financials	22,820,932	22,820,932	--	--
Health Care	23,141,014	23,141,014	--	--
Industrials	29,816,620	29,816,620	--	--
Information Technology	34,940,608	34,940,608	--	--
Materials	11,253,597	11,253,597	--	--
Real Estate	13,784,736	13,784,736	--	--
Utilities	9,059,009	9,059,009	--	--
Money Market Funds	1,535,676	1,535,676	--	--
Total Investments in Securities:	$190,318,435	$190,318,435	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$12,327	$12,327	$--	$--
Total Assets	$12,327	$12,327	$--	$--
Total Derivative Instruments:	$12,327	$12,327	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$12,327	$0
Total Equity Risk	12,327	0
Total Value of Derivatives	$12,327	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021
Assets
Investment in securities, at value (including securities loaned of $711,553) — See accompanying schedule: Unaffiliated issuers (cost $133,212,044)	$188,782,759
Fidelity Central Funds (cost $1,535,676)	1,535,676
Total Investment in Securities (cost $134,747,720)		$190,318,435
Segregated cash with brokers for derivative instruments		27,000
Cash		6,378
Receivable for investments sold		89,942
Receivable for fund shares sold		474,546
Dividends receivable		64,976
Distributions receivable from Fidelity Central Funds		175
Total assets		190,981,452
Liabilities
Payable for investments purchased	$340,528
Payable for fund shares redeemed	566,489
Payable for daily variation margin on futures contracts	7,440
Collateral on securities loaned	732,075
Total liabilities		1,646,532
Net Assets		$189,334,920
Net Assets consist of:
Paid in capital		$135,782,767
Total accumulated earnings (loss)		53,552,153
Net Assets		$189,334,920
Net Asset Value, offering price and redemption price per share ($189,334,920 ÷ 11,253,904 shares)		$16.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2021
Investment Income
Dividends		$1,745,856
Income from Fidelity Central Funds (including $8,385 from security lending)		8,942
Total income		1,754,798
Expenses
Independent trustees' fees and expenses	$359
Miscellaneous	107
Total expenses before reductions	466
Expense reductions	(1)
Total expenses after reductions		465
Net investment income (loss)		1,754,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	748,538
Fidelity Central Funds	(18)
Futures contracts	222,492
Total net realized gain (loss)		971,012
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	57,245,127
Futures contracts	17,729
Total change in net unrealized appreciation (depreciation)		57,262,856
Net gain (loss)		58,233,868
Net increase (decrease) in net assets resulting from operations		$59,988,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2021	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,754,333	$1,621,908
Net realized gain (loss)	971,012	(340,367)
Change in net unrealized appreciation (depreciation)	57,262,856	(8,095,843)
Net increase (decrease) in net assets resulting from operations	59,988,201	(6,814,302)
Distributions to shareholders	(2,940,785)	(2,114,423)
Share transactions
Proceeds from sales of shares	112,103,605	76,636,711
Reinvestment of distributions	2,139,339	1,506,366
Cost of shares redeemed	(70,320,053)	(57,615,855)
Net increase (decrease) in net assets resulting from share transactions	43,922,891	20,527,222
Total increase (decrease) in net assets	100,970,307	11,598,497
Net Assets
Beginning of period	88,364,613	76,766,116
End of period	$189,334,920	$88,364,613
Other Information
Shares
Sold	7,963,957	6,607,879
Issued in reinvestment of distributions	153,385	119,168
Redeemed	(5,058,761)	(4,806,215)
Net increase (decrease)	3,058,581	1,920,832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

Years ended April 30,	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$12.23	$11.28	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.22	.20	.16	.02
Net realized and unrealized gain (loss)	6.17	(1.39)	.98	.98	.17
Total from investment operations	6.36	(1.17)	1.18	1.14	.19
Distributions from net investment income	(.20)	(.18)	(.19)	(.04)	–
Distributions from net realized gain	(.12)	(.10)	(.05)	(.01)	–
Total distributions	(.32)	(.28)	(.23)C	(.05)	–
Net asset value, end of period	$16.82	$10.78	$12.23	$11.28	$10.19
Total ReturnD,E	59.64%	(9.88)%	10.75%	11.19%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	-%	-%	- %I
Net investment income (loss)	1.35%	1.84%	1.76%	1.46%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$189,335	$88,365	$76,766	$54,888	$306
Portfolio turnover rateJ	26%	38%	25%	25%K	1%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2021

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, passive foreign investment companies (PFIC), partnerships, short-term gain distribution from underlying funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$56,914,855
Gross unrealized depreciation	(4,181,736)
Net unrealized appreciation (depreciation)	$52,733,119
Tax Cost	$137,585,316

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$545,051
Undistributed long-term capital gain	$273,983
Net unrealized appreciation (depreciation) on securities and other investments	$52,733,119

The tax character of distributions paid was as follows:

	April 30, 2021	April 30, 2020
Ordinary Income	$1,963,008	$ 1,327,844
Long-term Capital Gains	977,777	786,579
Total	$2,940,785	$ 2,114,423

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	77,930,528	33,810,512

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Mid Cap Index Fund	$107

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Mid Cap Index Fund	$11	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Mid Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 9, 2017 (commencement of operations) through April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 9, 2017 (commencement of operations) through April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Flex Mid Cap Index Fund	- %-C
Actual		$1,000.00	$1,354.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Mid Cap Index Fund voted to pay on June 7, 2021, to shareholders of record at the opening of business on June 4, 2021, a distribution of $0.037 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.034 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2021, $1,147,189, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 79% and 62% of the dividends distributed in June and December 2020, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 88% and 67% of the dividends distributed in June and December 2020, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 7% and 22% of the dividends distributed in June and December 2020, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZMP-ANN-0621
1.9881627.104

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Annual Report

April 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2021	Past 1 year	Life of fundA
Fidelity Flex® Small Cap Index Fund	75.01%	14.72%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Small Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$17,670	Fidelity Flex® Small Cap Index Fund
$17,603	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 45.98% for the 12 months ending April 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of two COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars in aid to boost consumers and the economy. This backdrop fueled a sharp market rotation, with small-cap value stocks usurping long-standing leadership from large growth shares. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. Reflecting this shift, the financials sector (+63%) led the way for the full period, riding momentum among banks, whose profit outlook improved amid rising long-term interest rates and a steeper yield curve. Materials (+63%) and industrials (+61%) closely followed. Conversely, notable “laggards” included the defensive utilities (+21%) and consumer staples (+23%) sectors.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending April 30, 2021, the fund gained 75.01%, roughly in line with the 74.91% advance of the benchmark Russell 2000® index. By sector, consumer discretionary gained 145% and contributed most, followed by industrials, which gained 89%, and health care, which advanced 58%. The financials sector rose 63%, information technology gained about 64%, and materials advanced roughly 101%. Other notable contributors included the real estate (+50%), consumer staples (+70%), energy (+66%), communication services (+57%), and utilities (+18%) sectors. Turning to individual stocks, the top contributor was Novavax (+1190%), from the pharmaceuticals, biotechnology & life sciences group. Also contributing was Caesars Entertainment Inc (+352%), from the consumer services category, followed by Penn National Gaming (+404%), also within the consumer services segment. In retailing, Gamestop advanced 2879%, and RH advanced roughly 379%. Darling Ingredients, within the food, beverage & tobacco industry, rose about 233% and boosted the fund. In contrast, the biggest individual detractor was Inovio Pharmaceuticals (-44%), from the pharmaceuticals, biotechnology & life sciences group. Strategic Education, within the consumer services category, returned -52% and hindered the fund. In pharmaceuticals, biotechnology & life sciences, Intercept Pharmaceuticals (-76%) and FibroGen (-39%) hurt. Another detractor was Haemonetics (-23%), a stock in the health care equipment & services industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Caesars Entertainment, Inc.	0.6
Novavax, Inc.	0.5
Penn National Gaming, Inc.	0.5
Plug Power, Inc.	0.4
Darling Ingredients, Inc.	0.4
RH	0.4
Lithia Motors, Inc. Class A (sub. vtg.)	0.4
GameStop Corp. Class A	0.4
Builders FirstSource, Inc.	0.3
Deckers Outdoor Corp.	0.3
4.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Health Care	19.1
Financials	15.8
Industrials	15.8
Consumer Discretionary	14.8
Information Technology	12.3
Real Estate	6.1
Materials	4.4
Consumer Staples	3.2
Utilities	2.7
Energy	2.5

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.5%

Schedule of Investments April 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	3,151	$10,430
Anterix, Inc. (a)	691	32,698
ATN International, Inc.	654	29,809
Bandwidth, Inc. (a)	1,182	156,260
Cincinnati Bell, Inc. (a)	3,049	47,046
Cogent Communications Group, Inc.	2,601	196,402
Consolidated Communications Holdings, Inc. (a)	4,375	31,500
IDT Corp. Class B (a)	1,236	29,676
Iridium Communications, Inc. (a)	7,359	279,568
Liberty Latin America Ltd.:
Class A (a)	2,503	34,754
Class C (a)	9,960	138,942
Ooma, Inc. (a)	1,333	22,034
ORBCOMM, Inc. (a)	4,582	52,510
Vonage Holdings Corp. (a)	14,499	196,461
		1,258,090
Entertainment - 0.3%
AMC Entertainment Holdings, Inc. Class A (a)(b)	23,318	233,880
Cinemark Holdings, Inc. (a)	6,559	139,051
Eros International PLC (a)	9,258	12,035
Gaia, Inc. Class A (a)	768	8,095
IMAX Corp. (a)	3,006	61,984
LiveXLive Media, Inc. (a)(b)	3,037	13,029
Marcus Corp. (a)	1,347	26,886
		494,960
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	5,424	133,864
Cars.com, Inc. (a)	4,143	54,729
DHI Group, Inc. (a)	2,879	8,407
Eventbrite, Inc. (a)	3,992	94,091
EverQuote, Inc. Class A (a)	837	28,349
Liberty TripAdvisor Holdings, Inc. (a)	4,433	22,431
MediaAlpha, Inc. Class A	1,085	48,011
QuinStreet, Inc. (a)	2,955	59,898
TrueCar, Inc. (a)	6,172	28,391
Yelp, Inc. (a)	4,450	174,885
		653,056
Media - 0.9%
AMC Networks, Inc. Class A (a)	1,735	87,236
Boston Omaha Corp. (a)	846	23,705
Cardlytics, Inc. (a)	1,842	253,330
comScore, Inc. (a)	3,548	13,092
Daily Journal Corp. (a)	73	22,279
E.W. Scripps Co. Class A	3,506	75,800
Emerald Expositions Events, Inc. (a)	1,605	9,004
Entercom Communications Corp. Class A (a)	7,132	34,519
Entravision Communication Corp. Class A	3,494	13,452
Fluent, Inc. (a)	2,508	9,330
Gannett Co., Inc. (a)	8,164	37,065
Gray Television, Inc.	5,373	109,179
Hemisphere Media Group, Inc. (a)	914	11,169
iHeartMedia, Inc. (a)	3,792	72,579
Liberty Media Corp.:
Liberty Braves Class A (a)	739	20,685
Liberty Braves Class C (a)	2,153	59,617
Loral Space & Communications Ltd.	776	31,141
Meredith Corp. (a)	2,467	76,724
MSG Network, Inc. Class A (a)	1,785	28,328
National CineMedia, Inc.	3,860	16,482
Saga Communications, Inc. Class A	230	5,182
Scholastic Corp.	1,750	53,078
Sinclair Broadcast Group, Inc. Class A	2,685	87,182
TechTarget, Inc. (a)	1,460	111,982
Tegna, Inc.	13,425	269,306
Tribune Publishing Co. (a)	919	16,027
WideOpenWest, Inc. (a)	3,184	44,799
		1,592,272
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,656	37,078
Gogo, Inc. (a)(b)	3,408	35,511
Shenandoah Telecommunications Co.	2,936	138,755
Spok Holdings, Inc.	953	9,787
		221,131

TOTAL COMMUNICATION SERVICES		4,219,509

CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.4%
Adient PLC (a)	5,814	269,421
American Axle & Manufacturing Holdings, Inc. (a)	6,805	63,150
Cooper Tire & Rubber Co.	3,100	176,669
Cooper-Standard Holding, Inc. (a)	1,039	30,173
Dana, Inc.	8,910	225,423
Dorman Products, Inc. (a)	1,637	162,358
Fox Factory Holding Corp. (a)	2,545	389,970
Gentherm, Inc. (a)	2,026	144,251
LCI Industries	1,509	221,069
Modine Manufacturing Co. (a)	3,113	50,680
Motorcar Parts of America, Inc. (a)	1,150	24,840
Patrick Industries, Inc.	1,380	123,648
Standard Motor Products, Inc.	1,266	54,223
Stoneridge, Inc. (a)	1,553	51,637
Tenneco, Inc. (a)	3,232	32,546
The Goodyear Tire & Rubber Co. (a)	14,225	244,812
Visteon Corp. (a)	1,693	206,224
XPEL, Inc. (a)	1,044	66,920
		2,538,014
Automobiles - 0.1%
Winnebago Industries, Inc.	1,919	153,424
Workhorse Group, Inc. (a)(b)	5,783	71,651
		225,075
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,741	116,657
Funko, Inc. (a)	1,520	32,741
Weyco Group, Inc.	290	5,704
		155,102
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	3,075	105,503
American Public Education, Inc. (a)	865	26,348
Aspen Group, Inc. (a)	1,521	7,255
Carriage Services, Inc.	996	37,031
Houghton Mifflin Harcourt Co. (a)	6,579	59,737
Laureate Education, Inc. Class A (a)	6,422	88,303
OneSpaWorld Holdings Ltd.	2,834	30,196
Perdoceo Education Corp. (a)	4,298	50,115
Regis Corp. Minn (a)	1,473	19,061
Strategic Education, Inc.	1,512	113,491
Stride, Inc. (a)	2,535	72,577
Universal Technical Institute, Inc. (a)	2,070	11,654
Vivint Smart Home, Inc. Class A (a)	4,881	58,474
WW International, Inc. (a)	2,932	81,334
		761,079
Hotels, Restaurants & Leisure - 4.1%
Accel Entertainment, Inc. (a)	3,127	40,526
Bally's Corp. (a)	1,492	86,476
Biglari Holdings, Inc. (a)	3	1,936
Biglari Holdings, Inc. (a)	62	8,250
BJ's Restaurants, Inc. (a)	1,374	83,800
Bloomin' Brands, Inc. (a)	5,357	169,281
Bluegreen Vacations Corp.	349	3,239
Bluegreen Vacations Holding Corp. Class A (a)	749	13,871
Boyd Gaming Corp. (a)	4,985	329,758
Brinker International, Inc. (a)	2,798	187,830
Caesars Entertainment, Inc. (a)	11,059	1,081,980
Carrols Restaurant Group, Inc. (a)	2,130	12,546
Century Casinos, Inc. (a)	1,642	21,592
Churchill Downs, Inc.	2,335	493,853
Chuy's Holdings, Inc. (a)	1,197	58,485
Cracker Barrel Old Country Store, Inc.	1,456	243,836
Dave & Buster's Entertainment, Inc. (a)	2,711	123,784
Del Taco Restaurants, Inc.	1,808	20,611
Denny's Corp. (a)	3,794	71,858
Dine Brands Global, Inc.	973	94,040
El Pollo Loco Holdings, Inc. (a)	1,096	18,566
Everi Holdings, Inc. (a)	5,073	89,691
Fiesta Restaurant Group, Inc. (a)	1,120	16,509
GAN Ltd.	1,955	36,050
Golden Entertainment, Inc. (a)	1,049	36,159
Hilton Grand Vacations, Inc. (a)	5,238	233,405
International Game Technology PLC	6,173	106,299
Jack in the Box, Inc.	1,412	170,358
Kura Sushi U.S.A., Inc. Class A (a)	200	7,202
Lindblad Expeditions Holdings (a)	1,551	25,421
Marriott Vacations Worldwide Corp. (a)	2,490	442,299
Monarch Casino & Resort, Inc. (a)	803	60,554
Nathan's Famous, Inc.	150	9,515
NeoGames SA	350	17,182
Noodles & Co. (a)	1,899	22,949
Papa John's International, Inc.	2,019	195,278
Penn National Gaming, Inc. (a)	9,574	853,235
PlayAGS, Inc. (a)	1,651	14,776
RCI Hospitality Holdings, Inc.	515	37,497
Red Robin Gourmet Burgers, Inc. (a)	956	34,760
Red Rock Resorts, Inc. (a)	4,055	148,535
Ruth's Hospitality Group, Inc. (a)	1,979	51,672
Scientific Games Corp. Class A (a)	3,514	205,639
SeaWorld Entertainment, Inc. (a)	3,114	170,523
Shake Shack, Inc. Class A (a)	2,165	235,444
Target Hospitality Corp. (a)	1,621	4,523
Texas Roadhouse, Inc. Class A	4,038	432,147
The Cheesecake Factory, Inc. (a)	2,602	162,859
Wingstop, Inc.	1,826	289,257
		7,275,856
Household Durables - 2.3%
Beazer Homes U.S.A., Inc. (a)	1,803	40,225
Casper Sleep, Inc. (a)	1,625	13,894
Cavco Industries, Inc. (a)	566	118,537
Century Communities, Inc. (a)	1,824	134,867
Ethan Allen Interiors, Inc.	1,400	40,194
GoPro, Inc. Class A (a)	7,528	84,539
Green Brick Partners, Inc. (a)	1,883	48,600
Hamilton Beach Brands Holding Co. Class A	392	7,644
Helen of Troy Ltd. (a)	1,503	317,449
Hooker Furniture Corp.	681	25,544
Installed Building Products, Inc.	1,411	189,991
iRobot Corp. (a)	1,704	185,395
KB Home	5,468	263,722
La-Z-Boy, Inc.	2,743	121,954
Legacy Housing Corp. (a)	418	7,465
LGI Homes, Inc. (a)	1,368	226,787
Lifetime Brands, Inc.	757	10,977
Lovesac (a)	609	44,621
M.D.C. Holdings, Inc.	3,477	203,961
M/I Homes, Inc. (a)	1,739	121,243
Meritage Homes Corp. (a)	2,281	242,676
Purple Innovation, Inc. (a)	2,027	69,080
Skyline Champion Corp. (a)	3,267	145,153
Sonos, Inc. (a)	7,407	296,502
Taylor Morrison Home Corp. (a)	7,791	243,157
TopBuild Corp. (a)	2,036	452,766
TRI Pointe Homes, Inc. (a)	7,787	185,486
Tupperware Brands Corp. (a)	2,991	72,891
Turtle Beach Corp. (a)	868	24,122
Universal Electronics, Inc. (a)	815	46,333
VOXX International Corp. (a)	1,193	20,341
		4,006,116
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,592	50,904
CarParts.com, Inc. (a)	2,065	35,683
Duluth Holdings, Inc. (a)	681	10,535
Groupon, Inc. (a)	1,432	72,502
Lands' End, Inc. (a)	732	16,865
Liquidity Services, Inc. (a)	1,651	29,602
Magnite, Inc. (a)	6,805	272,540
Overstock.com, Inc. (a)	2,633	214,590
PetMed Express, Inc. (b)	1,193	35,104
Quotient Technology, Inc. (a)	5,383	87,958
Shutterstock, Inc.	1,354	118,042
Stamps.com, Inc. (a)	1,041	213,790
Stitch Fix, Inc. (a)	3,645	157,901
The RealReal, Inc. (a)	3,960	98,089
Waitr Holdings, Inc. (a)(b)	4,874	11,990
		1,426,095
Leisure Products - 0.7%
Acushnet Holdings Corp.	2,088	88,343
American Outdoor Brands, Inc. (a)	827	21,378
Callaway Golf Co.	5,745	166,318
Clarus Corp.	1,490	27,729
Escalade, Inc.	649	14,291
Johnson Outdoors, Inc. Class A	326	46,230
Malibu Boats, Inc. Class A (a)	1,290	107,534
Marine Products Corp.	395	6,857
MasterCraft Boat Holdings, Inc. (a)	1,121	31,792
Nautilus, Inc. (a)	1,891	31,693
Smith & Wesson Brands, Inc.	3,362	58,499
Sturm, Ruger & Co., Inc.	1,053	68,382
Vista Outdoor, Inc. (a)	3,601	117,429
YETI Holdings, Inc. (a)	4,925	420,694
		1,207,169
Multiline Retail - 0.3%
Big Lots, Inc.	2,291	157,942
Dillard's, Inc. Class A	439	43,421
Franchise Group, Inc.	1,338	51,553
Macy's, Inc.	19,230	318,833
		571,749
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A (a)	3,820	143,212
Academy Sports & Outdoors, Inc.	1,842	56,752
America's Car Mart, Inc. (a)	376	56,712
American Eagle Outfitters, Inc.	9,258	320,049
Asbury Automotive Group, Inc. (a)	1,185	235,353
At Home Group, Inc. (a)	3,342	105,540
Bed Bath & Beyond, Inc.	7,479	189,368
Boot Barn Holdings, Inc. (a)	1,767	124,644
Caleres, Inc.	2,199	51,259
Camping World Holdings, Inc.	1,997	86,949
Chico's FAS, Inc.	7,130	21,390
Citi Trends, Inc. (a)	583	60,982
Conn's, Inc. (a)	1,096	22,183
Designer Brands, Inc. Class A	3,828	67,756
Envela Corp. (a)	410	1,591
Express, Inc. (a)	4,129	12,593
GameStop Corp. Class A (a)(b)	3,515	610,169
Genesco, Inc. (a)	876	43,800
Group 1 Automotive, Inc.	1,074	176,308
GrowGeneration Corp. (a)	2,498	108,913
Guess?, Inc.	2,470	66,789
Haverty Furniture Companies, Inc.	1,031	47,911
Hibbett Sports, Inc. (a)	1,009	80,165
Lithia Motors, Inc. Class A (sub. vtg.)	1,596	613,470
Lumber Liquidators Holdings, Inc. (a)	1,785	42,786
MarineMax, Inc. (a)	1,323	75,146
Monro, Inc.	2,034	143,580
Murphy U.S.A., Inc.	1,575	219,555
National Vision Holdings, Inc. (a)	4,954	249,731
OneWater Marine, Inc. Class A (a)	643	32,941
Rent-A-Center, Inc.	2,989	172,017
RH (a)	968	666,003
Sally Beauty Holdings, Inc. (a)	6,909	138,664
Shoe Carnival, Inc.	581	34,831
Signet Jewelers Ltd. (a)	3,213	191,977
Sleep Number Corp. (a)	1,669	186,744
Sonic Automotive, Inc. Class A (sub. vtg.)	1,443	71,198
Sportsman's Warehouse Holdings, Inc. (a)	2,598	45,621
The Aaron's Co., Inc.	2,088	64,498
The Buckle, Inc.	1,781	74,695
The Cato Corp. Class A (sub. vtg.) (a)	1,196	16,026
The Children's Place Retail Stores, Inc. (a)	863	67,616
The Container Store Group, Inc. (a)	1,975	27,828
The ODP Corp. (a)	3,267	132,085
Tilly's, Inc. (a)	1,274	15,364
Urban Outfitters, Inc. (a)	4,222	151,570
Winmark Corp.	174	33,507
Zumiez, Inc. (a)	1,299	55,818
		6,213,659
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	4,105	410,993
Deckers Outdoor Corp. (a)	1,720	581,704
Fossil Group, Inc. (a)	2,899	37,397
G-III Apparel Group Ltd. (a)	2,736	88,893
Kontoor Brands, Inc.	3,159	198,480
Lakeland Industries, Inc. (a)	459	12,948
Movado Group, Inc.	948	29,739
Oxford Industries, Inc.	993	90,591
Rocky Brands, Inc.	419	22,060
Steven Madden Ltd.	5,031	204,611
Superior Group of Companies, Inc.	662	16,696
Unifi, Inc. (a)	815	22,029
Vera Bradley, Inc. (a)	1,205	13,376
Wolverine World Wide, Inc.	4,916	205,096
		1,934,613

TOTAL CONSUMER DISCRETIONARY		26,314,527

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Celsius Holdings, Inc. (a)	2,225	127,493
Coca-Cola Bottling Co. Consolidated	286	83,870
MGP Ingredients, Inc.	785	47,179
National Beverage Corp.	1,455	70,698
Newage, Inc. (a)	6,260	13,709
Primo Water Corp.	9,533	159,582
		502,531
Food & Staples Retailing - 0.8%
Andersons, Inc.	1,956	56,176
BJ's Wholesale Club Holdings, Inc. (a)	8,425	376,345
Chefs' Warehouse Holdings (a)	1,885	60,754
HF Foods Group, Inc. (a)(b)	2,016	12,560
Ingles Markets, Inc. Class A	858	52,587
Natural Grocers by Vitamin Cottage, Inc.	544	8,552
Performance Food Group Co. (a)	8,055	472,829
PriceSmart, Inc.	1,395	117,236
Rite Aid Corp. (a)	3,418	59,883
SpartanNash Co.	2,155	41,742
United Natural Foods, Inc. (a)	3,433	126,540
Village Super Market, Inc. Class A	449	10,947
Weis Markets, Inc.	584	30,280
		1,426,431
Food Products - 1.4%
Alico, Inc.	298	8,931
B&G Foods, Inc. Class A (b)	3,932	114,736
Bridgford Foods Corp. (a)	57	812
Cal-Maine Foods, Inc. (a)	2,237	83,574
Calavo Growers, Inc.	1,018	79,536
Darling Ingredients, Inc. (a)	9,893	687,069
Farmer Brothers Co. (a)	980	9,996
Fresh Del Monte Produce, Inc.	1,823	51,409
Freshpet, Inc. (a)	2,512	464,268
Hostess Brands, Inc. Class A (a)	7,668	117,244
J&J Snack Foods Corp.	914	150,454
John B. Sanfilippo & Son, Inc.	513	45,093
Laird Superfood, Inc.	178	6,499
Lancaster Colony Corp.	1,155	213,340
Landec Corp. (a)	1,502	17,003
Limoneira Co.	869	15,694
Mission Produce, Inc.	407	8,221
Sanderson Farms, Inc.	1,229	202,207
Seneca Foods Corp. Class A (a)	398	18,332
The Simply Good Foods Co. (a)	5,266	181,940
Tootsie Roll Industries, Inc.	1,005	31,728
Vital Farms, Inc. (a)	1,470	35,750
		2,543,836
Household Products - 0.2%
Central Garden & Pet Co. (a)	948	51,325
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,073	102,137
Oil-Dri Corp. of America	322	11,247
WD-40 Co.	837	208,195
		372,904
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	2,436	62,824
Edgewell Personal Care Co.	3,343	127,703
elf Beauty, Inc. (a)	2,818	85,245
Inter Parfums, Inc.	1,096	80,666
LifeVantage Corp. (a)	796	6,471
MediFast, Inc.	696	158,055
Nature's Sunshine Products, Inc.	576	11,987
Revlon, Inc. (a)	412	4,890
USANA Health Sciences, Inc. (a)	705	63,443
Veru, Inc. (a)	3,347	29,587
		630,871
Tobacco - 0.1%
Turning Point Brands, Inc.	728	35,541
Universal Corp.	1,465	82,377
Vector Group Ltd.	8,663	113,052
		230,970

TOTAL CONSUMER STAPLES		5,707,543

ENERGY - 2.5%
Energy Equipment & Services - 0.7%
Archrock, Inc.	8,064	75,318
Aspen Aerogels, Inc. (a)	1,304	23,772
Bristow Group, Inc. (a)	408	10,796
Cactus, Inc.	2,934	87,463
Championx Corp. (a)	11,434	240,228
DMC Global, Inc.	896	48,384
Dril-Quip, Inc. (a)	2,109	64,641
Exterran Corp. (a)	1,434	4,704
Frank's International NV (a)	9,860	32,045
Helix Energy Solutions Group, Inc. (a)	8,785	37,688
Liberty Oilfield Services, Inc. Class A (a)	5,081	59,448
Nabors Industries Ltd.	436	35,251
Newpark Resources, Inc. (a)	5,274	14,978
Nextier Oilfield Solutions, Inc. (a)	10,385	37,282
Oceaneering International, Inc. (a)	6,066	65,210
Oil States International, Inc. (a)	3,790	21,262
Patterson-UTI Energy, Inc.	11,115	75,137
ProPetro Holding Corp. (a)	5,070	48,824
RPC, Inc. (a)	3,444	16,738
Select Energy Services, Inc. Class A (a)	3,728	18,006
Solaris Oilfield Infrastructure, Inc. Class A	1,685	18,434
Tidewater, Inc. (a)	2,429	29,780
Transocean Ltd. (United States) (a)	35,850	115,437
U.S. Silica Holdings, Inc.	4,541	48,362
		1,229,188
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	117	3,101
Antero Resources Corp. (a)	14,908	134,470
Arch Resources, Inc. (a)	929	41,257
Ardmore Shipping Corp. (a)	1,923	7,538
Berry Petroleum Corp.	4,127	25,216
Bonanza Creek Energy, Inc.	1,346	44,539
Brigham Minerals, Inc. Class A	2,584	44,290
Clean Energy Fuels Corp. (a)	7,950	87,450
CNX Resources Corp. (a)	13,481	180,915
Comstock Resources, Inc. (a)	1,477	8,109
CONSOL Energy, Inc. (a)	1,741	15,286
Contango Oil & Gas Co. (a)(b)	7,239	27,074
CVR Energy, Inc.	1,885	40,132
Delek U.S. Holdings, Inc.	3,820	90,649
DHT Holdings, Inc.	6,848	40,403
Diamond S Shipping, Inc. (a)	1,648	16,233
Dorian LPG Ltd. (a)	2,355	31,298
Earthstone Energy, Inc. (a)	1,510	10,600
Energy Fuels, Inc. (a)	8,272	45,579
Evolution Petroleum Corp.	1,738	5,753
Falcon Minerals Corp.	2,521	11,193
Frontline Ltd. (NY Shares) (b)	7,133	54,496
Golar LNG Ltd. (a)	6,251	71,761
Goodrich Petroleum Corp. (a)	506	5,085
Green Plains, Inc. (a)	2,117	63,087
International Seaways, Inc.	1,438	25,424
Kosmos Energy Ltd. (a)	25,158	71,952
Magnolia Oil & Gas Corp. Class A (a)	7,625	85,858
Matador Resources Co.	6,788	178,592
NACCO Industries, Inc. Class A	226	5,227
National Energy Services Reunited Corp. (a)	1,284	16,294
Nextdecade Corp. (a)	1,319	2,915
Nordic American Tanker Shipping Ltd.	9,203	30,462
Overseas Shipholding Group, Inc. (a)	3,650	8,067
Ovintiv, Inc.	16,101	385,297
Par Pacific Holdings, Inc. (a)	2,460	37,367
PBF Energy, Inc. Class A (a)	5,861	83,109
PDC Energy, Inc. (a)	6,131	223,843
Peabody Energy Corp. (a)	3,676	13,601
Penn Virginia Corp. (a)	952	12,976
PrimeEnergy Corp. (a)	21	888
Range Resources Corp. (a)	13,260	130,213
Renewable Energy Group, Inc. (a)	2,665	147,961
Rex American Resources Corp. (a)	314	25,349
Scorpio Tankers, Inc.	3,091	56,071
SFL Corp. Ltd.	5,707	44,286
SM Energy Co.	7,012	110,790
Southwestern Energy Co. (a)	40,043	170,984
Talos Energy, Inc. (a)	869	9,724
Tellurian, Inc. (a)	10,670	23,634
Uranium Energy Corp. (a)	12,044	34,928
W&T Offshore, Inc. (a)	5,591	18,394
Whiting Petroleum Corp. (a)	56	2,244
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	224	809
warrants 9/1/25 (a)	111	344
World Fuel Services Corp.	3,853	119,173
		3,182,290

TOTAL ENERGY		4,411,478

FINANCIALS - 15.8%
Banks - 8.5%
1st Constitution Bancorp	530	10,165
1st Source Corp.	966	45,972
ACNB Corp.	514	14,135
Allegiance Bancshares, Inc.	1,146	45,382
Altabancorp	998	41,667
Amalgamated Financial Corp.	782	12,629
Amerant Bancorp, Inc. Class A (a)	1,313	24,881
American National Bankshares, Inc.	630	21,439
Ameris Bancorp	4,121	222,905
Ames National Corp.	485	12,261
Arrow Financial Corp.	821	29,022
Atlantic Capital Bancshares, Inc. (a)	1,230	32,903
Atlantic Union Bankshares Corp.	4,801	185,655
Auburn National Bancorp., Inc.	117	4,154
Banc of California, Inc.	2,638	47,220
BancFirst Corp.	1,146	79,658
Bancorp, Inc., Delaware (a)	3,200	71,056
BancorpSouth Bank	6,108	180,736
Bank First National Corp.	388	28,060
Bank of Commerce Holdings	943	12,174
Bank of Marin Bancorp	816	28,903
Bank7 Corp.	134	2,373
BankFinancial Corp.	652	6,794
BankUnited, Inc.	5,637	262,741
Bankwell Financial Group, Inc.	361	9,751
Banner Corp.	2,162	122,888
Bar Harbor Bankshares	881	25,249
BayCom Corp. (a)	634	11,469
BCB Bancorp, Inc.	788	10,851
Berkshire Hills Bancorp, Inc.	2,757	61,178
Boston Private Financial Holdings, Inc.	4,965	73,085
Brookline Bancorp, Inc., Delaware	4,733	76,201
Bryn Mawr Bank Corp.	1,268	58,277
Business First Bancshares, Inc.	1,230	29,237
Byline Bancorp, Inc.	1,548	35,140
C & F Financial Corp.	219	9,237
Cadence Bancorp Class A	7,625	169,656
California Bancorp, Inc. (a)	449	7,858
Cambridge Bancorp	395	34,582
Camden National Corp.	859	40,991
Capital Bancorp, Inc. (a)	469	10,304
Capital City Bank Group, Inc.	840	21,227
Capstar Financial Holdings, Inc.	965	18,518
Carter Bankshares, Inc. (a)	1,293	16,744
Cathay General Bancorp	4,670	189,042
CB Financial Services, Inc.	248	5,332
CBTX, Inc.	1,021	31,927
Central Pacific Financial Corp.	1,773	47,782
Central Valley Community Bancorp	601	11,804
Century Bancorp, Inc. Class A (non-vtg.)	175	19,994
Chemung Financial Corp.	209	8,883
ChoiceOne Financial Services, Inc.	448	10,994
CIT Group, Inc.	6,055	322,671
Citizens & Northern Corp.	825	20,378
Citizens Holding Co.	231	4,412
City Holding Co.	936	72,446
Civista Bancshares, Inc.	981	22,691
CNB Financial Corp., Pennsylvania	919	23,398
Coastal Financial Corp. of Washington (a)	578	17,207
Codorus Valley Bancorp, Inc.	521	9,586
Colony Bankcorp, Inc.	403	6,283
Columbia Banking Systems, Inc.	4,442	193,360
Community Bank System, Inc.	3,245	251,909
Community Bankers Trust Corp.	1,285	10,768
Community Financial Corp.	324	11,703
Community Trust Bancorp, Inc.	917	40,862
ConnectOne Bancorp, Inc.	2,267	61,549
County Bancorp, Inc.	248	5,863
CrossFirst Bankshares, Inc. (a)	2,907	42,849
Customers Bancorp, Inc. (a)	1,746	60,272
CVB Financial Corp.	7,935	168,301
Dime Community Bancshares, Inc.	2,179	72,168
Eagle Bancorp Montana, Inc.	397	9,286
Eagle Bancorp, Inc.	1,915	102,280
Eastern Bankshares, Inc.	10,155	216,606
Enterprise Bancorp, Inc.	550	19,157
Enterprise Financial Services Corp.	1,499	73,646
Equity Bancshares, Inc. (a)	881	25,778
Esquire Financial Holdings, Inc. (a)	437	10,029
Evans Bancorp, Inc.	305	11,273
Farmers & Merchants Bancorp, Inc.	548	12,878
Farmers National Banc Corp.	1,491	24,721
FB Financial Corp.	1,958	82,158
Fidelity D & D Bancorp, Inc.	237	13,334
Financial Institutions, Inc.	980	31,291
First Bancorp, North Carolina	1,788	75,811
First Bancorp, Puerto Rico	13,409	168,551
First Bancshares, Inc.	1,288	50,387
First Bank Hamilton New Jersey	921	11,687
First Busey Corp.	3,110	77,688
First Business Finance Services, Inc.	480	12,701
First Capital, Inc.	180	8,114
First Choice Bancorp	687	21,998
First Commonwealth Financial Corp.	5,792	83,926
First Community Bankshares, Inc.	1,039	30,360
First Community Corp.	424	7,802
First Financial Bancorp, Ohio	5,999	147,035
First Financial Bankshares, Inc.	7,918	388,615
First Financial Corp., Indiana	786	34,773
First Foundation, Inc.	2,467	58,715
First Guaranty Bancshares, Inc.	174	3,022
First Internet Bancorp	573	19,683
First Interstate Bancsystem, Inc.	2,514	118,083
First Merchants Corp.	3,393	156,791
First Mid-Illinois Bancshares, Inc.	943	41,058
First Midwest Bancorp, Inc., Delaware	7,106	149,013
First Northwest Bancorp	506	8,491
First of Long Island Corp.	1,381	29,401
First Savings Financial Group, Inc.	121	8,325
First United Corp.	421	7,123
First Western Financial, Inc. (a)	402	10,319
Flushing Financial Corp.	1,884	43,841
FNCM Bancorp, Inc.	1,025	7,103
Franklin Financial Services Corp.	243	7,326
Fulton Financial Corp.	9,744	166,135
FVCBankcorp, Inc. (a)	699	12,295
German American Bancorp, Inc.	1,508	65,342
Glacier Bancorp, Inc.	5,903	347,982
Great Southern Bancorp, Inc.	635	35,820
Great Western Bancorp, Inc.	3,441	113,725
Guaranty Bancshares, Inc. Texas	478	18,594
Hancock Whitney Corp.	5,297	244,933
Hanmi Financial Corp.	1,952	39,626
HarborOne Bancorp, Inc.	3,146	45,019
Hawthorn Bancshares, Inc.	339	7,302
HBT Financial, Inc.	499	9,082
Heartland Financial U.S.A., Inc.	2,149	108,030
Heritage Commerce Corp.	3,797	45,830
Heritage Financial Corp., Washington	2,195	61,680
Hilltop Holdings, Inc.	4,043	142,314
Home Bancshares, Inc.	9,390	261,324
HomeTrust Bancshares, Inc.	948	25,975
Hope Bancorp, Inc.	7,143	107,216
Horizon Bancorp, Inc. Indiana	2,663	48,839
Howard Bancorp, Inc. (a)	772	13,000
Independent Bank Corp.	1,343	31,641
Independent Bank Corp., Massachusetts	2,036	166,748
Independent Bank Group, Inc.	2,303	173,900
International Bancshares Corp.	3,284	155,629
Investar Holding Corp.	649	14,349
Investors Bancorp, Inc.	14,155	207,229
Lakeland Bancorp, Inc.	3,209	58,179
Lakeland Financial Corp.	1,498	97,715
Landmark Bancorp, Inc.	251	6,037
LCNB Corp.	757	13,717
Level One Bancorp, Inc.	313	8,460
Limestone Bancorp, Inc. (a)	260	4,113
Live Oak Bancshares, Inc.	1,747	111,738
Macatawa Bank Corp.	1,486	14,221
Mackinac Financial Corp.	552	11,978
Mainstreet Bancshares, Inc. (a)	384	8,141
Mercantile Bank Corp.	968	31,247
Meridian Bank/Malvern, PA	333	8,791
Metrocity Bankshares, Inc.	964	15,434
Metropolitan Bank Holding Corp. (a)	464	29,162
Mid Penn Bancorp, Inc.	381	10,283
Middlefield Banc Corp.	363	8,124
Midland States Bancorp, Inc.	1,250	35,225
MidWestOne Financial Group, Inc.	886	27,962
MVB Financial Corp.	558	22,476
National Bank Holdings Corp.	1,827	72,897
National Bankshares, Inc.	339	12,167
NBT Bancorp, Inc.	2,534	96,013
Nicolet Bankshares, Inc. (a)	575	45,862
Northeast Bank	504	14,198
Northrim Bancorp, Inc.	362	15,439
Norwood Financial Corp.	359	9,151
Oak Valley Bancorp Oakdale California	438	7,770
OceanFirst Financial Corp.	3,660	83,668
OFG Bancorp	3,217	76,211
Ohio Valley Banc Corp.	254	5,685
Old National Bancorp, Indiana	10,009	189,170
Old Second Bancorp, Inc.	1,689	22,312
Origin Bancorp, Inc.	1,384	60,522
Orrstown Financial Services, Inc.	684	16,218
Pacific Premier Bancorp, Inc.	4,959	218,345
Park National Corp.	869	108,703
Parke Bancorp, Inc.	608	12,841
Partners Bancorp	518	3,937
PCB Bancorp	669	10,570
Peapack-Gladstone Financial Corp.	1,094	35,008
Penns Woods Bancorp, Inc.	393	9,432
Peoples Bancorp of North Carolina	242	5,656
Peoples Bancorp, Inc.	1,073	35,870
Peoples Financial Services Corp.	419	17,870
Plumas Bancorp	241	6,399
Preferred Bank, Los Angeles	847	55,512
Premier Financial Bancorp, Inc.	802	15,190
Primis Financial Corp.	1,426	20,463
Professional Holdings Corp. (A Shares) (a)	777	13,395
QCR Holdings, Inc.	961	46,339
RBB Bancorp	1,037	21,860
Red River Bancshares, Inc.	303	16,859
Reliant Bancorp, Inc.	941	26,000
Renasant Corp.	3,345	140,925
Republic Bancorp, Inc., Kentucky Class A	568	25,520
Republic First Bancorp, Inc. (a)	2,751	10,976
Richmond Mutual Bancorp., Inc.	762	10,417
S&T Bancorp, Inc.	2,374	78,223
Salisbury Bancorp, Inc.	153	7,110
Sandy Spring Bancorp, Inc.	2,891	131,136
SB Financial Group, Inc.	358	6,394
Seacoast Banking Corp., Florida	3,185	115,775
Select Bancorp, Inc.(a)	862	10,163
ServisFirst Bancshares, Inc.	3,003	189,910
Shore Bancshares, Inc.	735	12,377
Sierra Bancorp	858	23,226
Silvergate Capital Corp. (a)	1,204	129,093
Simmons First National Corp. Class A	6,715	191,378
SmartFinancial, Inc.	902	21,368
South Plains Financial, Inc.	599	13,681
South State Corp.	4,317	364,009
Southern First Bancshares, Inc. (a)	444	22,866
Southside Bancshares, Inc.	1,931	77,530
Spirit of Texas Bancshares, Inc.	837	19,393
Stock Yards Bancorp, Inc.	1,252	64,052
Summit Financial Group, Inc.	663	17,271
Texas Capital Bancshares, Inc. (a)	3,115	213,782
The Bank of NT Butterfield & Son Ltd.	3,122	122,445
The Bank of Princeton	318	9,492
The First Bancorp, Inc.	618	17,483
Tompkins Financial Corp.	871	68,069
TowneBank	4,088	126,646
Trico Bancshares	1,599	74,002
TriState Capital Holdings, Inc. (a)	1,787	42,656
Triumph Bancorp, Inc. (a)	1,401	124,171
Trustmark Corp.	3,801	123,190
UMB Financial Corp.	2,682	260,234
United Bankshares, Inc., West Virginia	7,650	300,416
United Community Bank, Inc.	4,850	158,692
United Security Bancshares, California	818	6,773
Unity Bancorp, Inc.	431	9,504
Univest Corp. of Pennsylvania	1,913	53,430
Valley National Bancorp	24,529	337,764
Veritex Holdings, Inc.	3,013	101,779
Washington Trust Bancorp, Inc.	1,085	55,389
WesBanco, Inc.	4,068	147,628
West Bancorp., Inc.	993	26,076
Westamerica Bancorp.	1,594	101,060
		15,193,509
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	3,488	177,609
Assetmark Financial Holdings, Inc. (a)	977	22,002
Associated Capital Group, Inc.	77	2,751
B. Riley Financial, Inc.	1,241	88,471
BGC Partners, Inc. Class A	18,950	100,435
Blucora, Inc. (a)	2,947	42,422
BrightSphere Investment Group, Inc.	3,745	84,300
Cohen & Steers, Inc.	1,500	102,030
Cowen Group, Inc. Class A	1,612	63,658
Diamond Hill Investment Group, Inc.	179	30,609
Donnelley Financial Solutions, Inc. (a)	1,820	55,619
Federated Hermes, Inc. Class B (non-vtg.)	5,840	168,192
Focus Financial Partners, Inc. Class A (a)	2,395	112,709
GAMCO Investors, Inc. Class A	260	5,117
Greenhill & Co., Inc.	853	12,949
Hamilton Lane, Inc. Class A	1,985	179,543
Houlihan Lokey	3,166	209,811
Moelis & Co. Class A	3,257	176,790
Oppenheimer Holdings, Inc. Class A (non-vtg.)	593	30,344
Piper Jaffray Companies	1,076	124,805
PJT Partners, Inc.	1,456	107,060
Pzena Investment Management, Inc.	1,017	10,709
Safeguard Scientifics, Inc. (a)	1,213	7,472
Sculptor Capital Management, Inc. Class A	1,127	25,628
Siebert Financial Corp. (a)	770	3,088
Silvercrest Asset Management Group Class A	603	8,388
StepStone Group, Inc. Class A	1,191	39,660
Stifel Financial Corp.	6,117	423,235
StoneX Group, Inc. (a)	1,023	64,981
Value Line, Inc.	60	1,832
Virtus Investment Partners, Inc.	450	123,057
Waddell & Reed Financial, Inc. Class A	3,706	92,576
Westwood Holdings Group, Inc.	395	7,146
WisdomTree Investments, Inc.	8,523	57,829
		2,762,827
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	305	9,534
CURO Group Holdings Corp.	1,152	16,497
Encore Capital Group, Inc. (a)	1,922	75,611
Enova International, Inc. (a)	2,136	73,137
EZCORP, Inc. (non-vtg.) Class A (a)	2,682	15,100
First Cash Financial Services, Inc.	2,511	180,867
Green Dot Corp. Class A (a)	3,162	144,693
LendingClub Corp. (a)	4,348	66,916
Navient Corp.	11,220	188,833
Nelnet, Inc. Class A	1,021	75,789
Oportun Financial Corp. (a)	1,211	26,291
PRA Group, Inc. (a)	2,756	103,846
PROG Holdings, Inc.	4,155	211,656
Regional Management Corp.	494	19,133
World Acceptance Corp. (a)	272	35,561
		1,243,464
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	331	12,336
Alerus Financial Corp.	879	25,271
Banco Latinoamericano de Comercio Exterior SA Series E	1,875	27,675
Cannae Holdings, Inc. (a)	5,297	210,291
GWG Holdings, Inc. (a)	196	1,392
Marlin Business Services Corp.	520	11,726
SWK Holdings Corp. (a)	191	2,996
		291,687
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	2,729	46,802
American Equity Investment Life Holding Co.	5,582	172,930
Amerisafe, Inc.	1,157	71,827
Argo Group International Holdings, Ltd.	2,007	104,725
BRP Group, Inc. (a)	2,655	77,048
Citizens, Inc. Class A (a)	3,063	17,888
CNO Financial Group, Inc.	8,301	211,925
Crawford & Co. Class A	946	9,924
Donegal Group, Inc. Class A	601	9,273
eHealth, Inc. (a)	1,601	113,255
Employers Holdings, Inc.	1,721	69,666
Enstar Group Ltd. (a)	743	186,627
FBL Financial Group, Inc. Class A	535	30,329
Fednat Holding Co.	555	2,825
Genworth Financial, Inc. Class A(a)	30,789	133,008
Goosehead Insurance	809	88,941
Greenlight Capital Re, Ltd. (a)	1,619	14,943
HCI Group, Inc.	407	29,882
Heritage Insurance Holdings, Inc.	1,416	12,900
Horace Mann Educators Corp.	2,550	102,255
Independence Holding Co.	274	12,056
Investors Title Co.	88	15,526
James River Group Holdings Ltd.	1,844	86,871
Kinsale Capital Group, Inc.	1,309	227,779
MBIA, Inc. (a)	3,093	30,992
Midwest Holding, Inc.	73	3,505
National Western Life Group, Inc.	151	34,624
NI Holdings, Inc. (a)	529	10,130
Palomar Holdings, Inc. (a)	1,248	87,809
ProAssurance Corp.	3,230	80,750
ProSight Global, Inc. (a)	581	7,390
Protective Insurance Corp. Class B	499	11,477
RLI Corp.	2,427	270,513
Safety Insurance Group, Inc.	869	71,284
Selective Insurance Group, Inc.	3,622	275,779
Selectquote, Inc.	8,080	251,530
Siriuspoint Ltd. (a)	5,073	53,672
State Auto Financial Corp.	1,017	19,201
Stewart Information Services Corp.	1,611	94,485
Tiptree, Inc.	1,497	14,985
Trean Insurance Group, Inc. (a)	751	13,135
Trupanion, Inc. (a)	1,849	149,954
United Fire Group, Inc.	1,255	37,976
United Insurance Holdings Corp.	1,131	6,322
Universal Insurance Holdings, Inc.	1,707	23,813
Vericity, Inc.	150	1,667
Watford Holdings Ltd. (a)	1,052	36,673
		3,436,871
Mortgage Real Estate Investment Trusts - 1.2%
Apollo Commercial Real Estate Finance, Inc.	8,659	131,703
Arbor Realty Trust, Inc.	7,125	125,970
Ares Commercial Real Estate Corp.	2,030	29,963
Arlington Asset Investment Corp. (a)	1,821	7,466
Armour Residential REIT, Inc.	3,892	48,378
Blackstone Mortgage Trust, Inc.	8,565	278,277
Broadmark Realty Capital, Inc.	7,867	84,806
Capstead Mortgage Corp.	5,695	36,904
Cherry Hill Mortgage Investment Corp.	823	8,329
Chimera Investment Corp.	11,720	154,001
Colony NorthStar Credit Real Estate, Inc.	5,165	44,884
Dynex Capital, Inc.	1,580	31,916
Ellington Financial LLC	2,562	45,962
Ellington Residential Mortgage REIT	560	6,966
Granite Point Mortgage Trust, Inc.	3,354	44,407
Great Ajax Corp.	1,173	14,322
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,543	238,053
Invesco Mortgage Capital, Inc. (b)	14,193	55,353
KKR Real Estate Finance Trust, Inc.	1,769	37,326
Ladder Capital Corp. Class A	6,359	75,609
MFA Financial, Inc.	27,874	122,646
New York Mortgage Trust, Inc.	23,390	107,360
Orchid Island Capital, Inc.	5,511	30,311
PennyMac Mortgage Investment Trust	6,108	122,465
Ready Capital Corp.	3,614	52,439
Redwood Trust, Inc.	6,841	76,004
TPG RE Finance Trust, Inc.	3,607	44,943
Two Harbors Investment Corp.	16,744	130,603
Western Asset Mortgage Capital Corp. (b)	3,577	11,303
		2,198,669
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. (a)	3,549	160,237
Bogota Financial Corp. (a)	297	2,943
Bridgewater Bancshares, Inc. (a)	1,265	21,391
Capitol Federal Financial, Inc.	7,747	100,130
Columbia Financial, Inc. (a)	2,811	51,357
ESSA Bancorp, Inc.	550	8,536
Essent Group Ltd.	6,799	357,491
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	543	55,853
Flagstar Bancorp, Inc.	2,980	138,689
FS Bancorp, Inc.	224	15,310
Greene County Bancorp, Inc.	174	4,421
Hingham Institution for Savings	90	27,373
Home Bancorp, Inc.	437	16,580
Home Point Capital, Inc.	511	4,982
HomeStreet, Inc.	1,332	54,399
Kearny Financial Corp.	4,657	59,516
Luther Burbank Corp.	951	10,594
Merchants Bancorp	539	21,986
Meridian Bancorp, Inc. Maryland	2,890	63,898
Meta Financial Group, Inc.	1,917	94,431
MMA Capital Management, LLC (a)	221	3,775
Mr. Cooper Group, Inc. (a)	4,677	161,263
NMI Holdings, Inc. (a)	5,104	131,887
Northfield Bancorp, Inc.	2,832	45,822
Northwest Bancshares, Inc.	7,105	99,754
Oconee Federal Financial Corp.	54	1,268
OP Bancorp	703	7,649
PCSB Financial Corp.	804	14,062
PDL Community Bancorp (a)	454	5,030
Pennymac Financial Services, Inc.	2,556	153,897
Pioneer Bancorp, Inc. (a)	583	6,856
Premier Financial Corp.	2,282	72,088
Provident Bancorp, Inc.	957	15,666
Provident Financial Holdings, Inc.	303	4,927
Provident Financial Services, Inc.	4,433	104,486
Prudential Bancorp, Inc.	509	7,050
Radian Group, Inc.	11,769	289,988
Riverview Bancorp, Inc.	1,299	8,950
Security National Financial Corp. Class A	605	5,106
Southern Missouri Bancorp, Inc.	454	19,018
Standard AVB Financial Corp.	199	6,543
Sterling Bancorp, Inc. (a)	894	4,425
Territorial Bancorp, Inc.	421	10,588
Timberland Bancorp, Inc.	477	13,423
Trustco Bank Corp., New York	5,611	41,044
Walker & Dunlop, Inc.	1,746	193,544
Washington Federal, Inc.	4,652	151,423
Waterstone Financial, Inc.	1,299	25,590
Western New England Bancorp, Inc.	1,315	10,652
WSFS Financial Corp.	2,945	150,460
		3,036,351

TOTAL FINANCIALS		28,163,378

HEALTH CARE - 19.1%
Biotechnology - 9.6%
4D Molecular Therapeutics, Inc.	468	18,112
89Bio, Inc. (a)	519	13,645
Abeona Therapeutics, Inc. (a)(b)	3,246	5,745
ADMA Biologics, Inc. (a)(b)	3,914	7,671
Adverum Biotechnologies, Inc. (a)	5,371	20,947
Aeglea BioTherapeutics, Inc. (a)	2,971	23,114
Affimed NV (a)	7,004	74,873
Agenus, Inc. (a)	9,807	30,304
Akebia Therapeutics, Inc. (a)	8,870	28,295
Akero Therapeutics, Inc. (a)	820	25,256
Akouos, Inc. (a)	1,451	20,633
Albireo Pharma, Inc. (a)	1,019	32,710
Alector, Inc. (a)	2,821	55,010
Aligos Therapeutics, Inc.	645	16,589
Allakos, Inc. (a)	1,602	174,810
Allogene Therapeutics, Inc. (a)	3,334	103,087
Allovir, Inc. (a)	1,777	41,991
ALX Oncology Holdings, Inc. (a)	1,076	67,422
Amicus Therapeutics, Inc. (a)	15,860	156,062
AnaptysBio, Inc. (a)	1,334	31,149
Anavex Life Sciences Corp. (a)	3,609	43,597
Anika Therapeutics, Inc. (a)	847	34,032
Annexon, Inc. (a)	1,615	32,187
Apellis Pharmaceuticals, Inc. (a)	3,676	186,263
Applied Genetic Technologies Corp. (a)	2,649	11,205
Applied Molecular Transport, Inc.	1,372	78,876
Applied Therapeutics, Inc. (a)	913	16,909
Aprea Therapeutics, Inc. (a)	361	1,693
Aptinyx, Inc. (a)	1,851	4,961
Aravive, Inc. (a)	611	3,208
Arcturus Therapeutics Holdings, Inc. (a)	1,247	45,715
Arcus Biosciences, Inc. (a)	2,610	88,088
Arcutis Biotherapeutics, Inc. (a)	1,401	46,934
Ardelyx, Inc. (a)	4,609	33,692
Arena Pharmaceuticals, Inc. (a)	3,565	244,666
Arrowhead Pharmaceuticals, Inc. (a)	6,302	458,534
Assembly Biosciences, Inc. (a)	2,049	8,770
Atara Biotherapeutics, Inc. (a)	4,876	68,557
Athenex, Inc. (a)	4,406	17,668
Athersys, Inc. (a)	10,677	17,831
Atreca, Inc. (a)	1,785	21,313
AVEO Pharmaceuticals, Inc. (a)	1,307	9,214
Avid Bioservices, Inc. (a)	3,761	80,504
Avidity Biosciences, Inc.	1,885	44,184
AVROBIO, Inc. (a)	2,086	24,364
Axcella Health, Inc. (a)	689	2,852
Aziyo Biologics, Inc.	154	1,505
Beam Therapeutics, Inc. (a)(b)	2,458	201,556
BeyondSpring, Inc. (a)	1,163	12,549
BioAtla, Inc.	715	35,457
BioCryst Pharmaceuticals, Inc. (a)	10,904	126,868
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,943	221,019
BioXcel Therapeutics, Inc. (a)	781	26,531
Black Diamond Therapeutics, Inc. (a)	1,072	28,558
Blueprint Medicines Corp. (a)	3,412	328,644
Bolt Biotherapeutics, Inc.	754	16,859
BrainStorm Cell Therpeutic, Inc. (a)	1,963	6,812
BridgeBio Pharma, Inc. (a)	5,797	324,168
C4 Therapeutics, Inc.	664	21,978
Cabaletta Bio, Inc. (a)	773	8,603
Calithera Biosciences, Inc. (a)	3,684	7,994
Calyxt, Inc. (a)(b)	592	2,948
CareDx, Inc. (a)	3,101	245,196
CASI Pharmaceuticals, Inc. (a)	3,707	6,636
Catabasis Pharmaceuticals, Inc. (a)	1,411	3,175
Catalyst Biosciences, Inc. (a)	1,952	9,838
Catalyst Pharmaceutical Partners, Inc. (a)	6,349	29,078
Cel-Sci Corp. (a)(b)	2,170	52,362
Centogene NV (a)	469	5,098
Checkmate Pharmaceuticals, Inc.	470	3,403
Checkpoint Therapeutics, Inc. (a)	2,891	8,384
ChemoCentryx, Inc. (a)	3,043	147,068
Chimerix, Inc. (a)	3,694	32,175
Chinook Therapeutics, Inc. (a)	824	14,791
Chinook Therapeutics, Inc. rights (a)(c)	702	35
Cidara Therapeutics, Inc. (a)	2,263	5,024
Clovis Oncology, Inc. (a)(b)	5,271	31,310
Codiak Biosciences, Inc.	425	8,415
CohBar, Inc. (a)	1,889	2,531
Coherus BioSciences, Inc. (a)	3,627	53,680
Concert Pharmaceuticals, Inc. (a)	1,958	8,126
Constellation Pharmaceuticals, Inc. (a)	1,872	40,473
ContraFect Corp. (a)	1,373	6,082
Corbus Pharmaceuticals Holdings, Inc. (a)	4,982	8,968
Cortexyme, Inc. (a)(b)	959	37,564
Crinetics Pharmaceuticals, Inc. (a)	1,563	27,056
Cue Biopharma, Inc. (a)	1,908	23,144
Cullinan Oncology, Inc. (b)	813	26,390
Cyclerion Therapeutics, Inc. (a)	1,391	3,032
Cytokinetics, Inc. (a)	4,090	104,050
CytomX Therapeutics, Inc. (a)	3,957	37,038
Decibel Therapeutics, Inc.	382	3,484
Deciphera Pharmaceuticals, Inc. (a)	2,419	112,169
Denali Therapeutics, Inc. (a)	3,854	232,936
DermTech, Inc. (a)	649	27,290
Dicerna Pharmaceuticals, Inc. (a)	4,040	126,008
Dyadic International, Inc. (a)	1,237	5,579
Dynavax Technologies Corp. (a)	6,573	65,599
Dyne Therapeutics, Inc.	953	18,755
Eagle Pharmaceuticals, Inc. (a)	609	24,865
Editas Medicine, Inc. (a)	4,099	151,704
Eiger Biopharmaceuticals, Inc. (a)	1,930	16,386
Emergent BioSolutions, Inc. (a)	2,786	169,890
Enanta Pharmaceuticals, Inc. (a)	1,180	59,873
Enochian Biosciences, Inc. (a)	732	2,474
Epizyme, Inc. (a)	5,710	44,595
Esperion Therapeutics, Inc. (a)	1,613	43,470
Evelo Biosciences, Inc. (a)	1,422	18,699
Exicure, Inc. (a)(b)	3,651	7,192
Fate Therapeutics, Inc. (a)	4,686	409,510
Fennec Pharmaceuticals, Inc. (a)	1,473	9,206
FibroGen, Inc. (a)	5,219	116,488
Flexion Therapeutics, Inc. (a)	2,713	21,053
Foghorn Therapeutics, Inc.	403	4,425
Forma Therapeutics Holdings, Inc.	1,814	48,887
Fortress Biotech, Inc. (a)	4,235	18,295
Frequency Therapeutics, Inc. (a)(b)	1,551	18,007
G1 Therapeutics, Inc. (a)	2,138	45,048
Galectin Therapeutics, Inc. (a)	2,449	10,825
Galera Therapeutics, Inc. (a)	443	3,610
Generation Bio Co.	2,495	90,968
Genprex, Inc. (a)	1,684	6,399
Geron Corp. (a)	17,484	25,352
GlycoMimetics, Inc. (a)	2,278	5,467
Gossamer Bio, Inc. (a)	3,356	28,996
Gritstone Oncology, Inc. (a)	1,875	16,969
Halozyme Therapeutics, Inc. (a)	8,175	408,341
Harpoon Therapeutics, Inc. (a)	826	18,701
Heron Therapeutics, Inc. (a)	5,475	95,703
Homology Medicines, Inc. (a)	1,930	13,066
Hookipa Pharma, Inc. (a)(b)	899	12,172
iBio, Inc. (a)	13,015	17,831
Ideaya Biosciences, Inc. (a)	1,109	22,790
IGM Biosciences, Inc. (a)	461	32,602
Immunic, Inc. (a)	314	4,823
ImmunityBio, Inc. (a)(b)	1,916	34,009
ImmunoGen, Inc. (a)	11,647	93,875
Immunome, Inc.	135	3,586
Immunovant, Inc. (a)	2,311	36,236
Inhibrx, Inc. (a)	528	11,262
Inovio Pharmaceuticals, Inc. (a)(b)	11,259	76,674
Inozyme Pharma, Inc. (a)	738	13,638
Insmed, Inc. (a)	6,227	210,037
Intellia Therapeutics, Inc. (a)	3,377	259,252
Intercept Pharmaceuticals, Inc. (a)	1,599	31,628
Invitae Corp. (a)(b)	7,472	260,773
Ironwood Pharmaceuticals, Inc. Class A (a)	9,853	108,777
iTeos Therapeutics, Inc. (a)	1,214	28,541
Iveric Bio, Inc. (a)	5,054	35,378
Jounce Therapeutics, Inc. (a)	1,081	10,194
Kadmon Holdings, Inc. (a)	10,647	43,227
Kalvista Pharmaceuticals, Inc. (a)	1,190	29,714
Karuna Therapeutics, Inc. (a)	969	107,569
Karyopharm Therapeutics, Inc. (a)	4,404	41,133
Keros Therapeutics, Inc.	797	46,864
Kezar Life Sciences, Inc. (a)	1,859	10,838
Kindred Biosciences, Inc. (a)	2,390	11,950
Kiniksa Pharmaceuticals Ltd. (a)	1,595	26,254
Kinnate Biopharma, Inc.	796	21,349
Kodiak Sciences, Inc. (a)	2,026	244,822
Kronos Bio, Inc. (b)	889	24,065
Krystal Biotech, Inc. (a)	908	72,132
Kura Oncology, Inc. (a)	3,804	102,442
Kymera Therapeutics, Inc. (a)	619	28,195
La Jolla Pharmaceutical Co. (a)	1,167	5,181
Lexicon Pharmaceuticals, Inc. (a)	3,050	14,823
Ligand Pharmaceuticals, Inc. Class B (a)	889	129,696
LogicBio Therapeutics, Inc. (a)	873	4,819
Macrogenics, Inc. (a)	3,390	109,700
Madrigal Pharmaceuticals, Inc. (a)	525	71,453
Magenta Therapeutics, Inc. (a)	1,181	13,759
MannKind Corp. (a)	13,942	63,715
Marker Therapeutics, Inc. (a)	1,932	4,946
MediciNova, Inc. (a)	2,636	11,572
MEI Pharma, Inc. (a)	6,567	23,970
MeiraGTx Holdings PLC (a)	1,425	21,347
Mersana Therapeutics, Inc. (a)	3,262	51,964
Metacrine, Inc.	401	1,556
Minerva Neurosciences, Inc. (a)	1,957	4,658
Mirati Therapeutics, Inc. (a)	2,632	437,491
Mirum Pharmaceuticals, Inc. (a)	407	7,953
Molecular Templates, Inc. (a)	1,598	14,957
Morphic Holding, Inc. (a)	873	48,364
Mustang Bio, Inc. (a)	3,288	10,620
Myriad Genetics, Inc. (a)	4,355	131,608
Natera, Inc. (a)	4,654	512,033
Neoleukin Therapeutics, Inc. (a)	1,979	24,718
Neubase Therapeutics, Inc. (a)	990	5,970
Neurobo Pharmaceuticals, Inc. (a)	632	2,269
Neximmune, Inc.	348	6,720
NextCure, Inc. (a)	1,084	9,507
Nkarta, Inc. (a)	1,227	39,080
Novavax, Inc. (a)	3,789	897,728
Nurix Therapeutics, Inc. (a)	1,445	50,315
Nymox Pharmaceutical Corp. (a)(b)	2,577	5,128
Olema Pharmaceuticals, Inc.	718	20,140
OncoCyte Corp. (a)	4,244	21,814
Oncorus, Inc. (a)	479	7,688
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	24,592	100,827
Organogenesis Holdings, Inc. Class A (a)	1,548	34,613
Orgenesis, Inc. (a)	1,124	5,272
ORIC Pharmaceuticals, Inc. (a)	1,344	32,431
Ovid Therapeutics, Inc. (a)	2,880	10,570
Oyster Point Pharma, Inc. (a)	303	6,257
Passage Bio, Inc. (a)	1,782	33,430
PhaseBio Pharmaceuticals, Inc. (a)	727	2,203
Pieris Pharmaceuticals, Inc. (a)	3,348	7,232
PMV Pharmaceuticals, Inc. (b)	826	27,861
Poseida Therapeutics, Inc. (a)	1,990	18,626
Praxis Precision Medicines, Inc. (b)	702	21,523
Precigen, Inc. (a)(b)	4,306	33,307
Precision BioSciences, Inc. (a)	2,869	26,653
Prelude Therapeutics, Inc.	611	25,320
Protagonist Therapeutics, Inc. (a)	2,155	62,366
Protara Therapeutics, Inc. (a)	214	2,395
Prothena Corp. PLC (a)	1,904	50,532
PTC Therapeutics, Inc. (a)	3,812	157,093
Puma Biotechnology, Inc. (a)	1,943	19,158
Radius Health, Inc. (a)	2,782	62,039
RAPT Therapeutics, Inc. (a)	676	14,831
Recro Pharma, Inc. (a)	1,183	3,159
REGENXBIO, Inc. (a)	2,351	81,556
Relay Therapeutics, Inc. (a)	2,834	89,866
Replimune Group, Inc. (a)	1,464	53,568
Revolution Medicines, Inc. (a)	2,643	87,721
Rhythm Pharmaceuticals, Inc. (a)	2,378	51,270
Rigel Pharmaceuticals, Inc. (a)	10,350	38,502
Rocket Pharmaceuticals, Inc. (a)	2,278	104,424
Rubius Therapeutics, Inc. (a)(b)	2,223	55,619
Sangamo Therapeutics, Inc. (a)	7,171	84,474
Savara, Inc. (a)	2,845	5,406
Scholar Rock Holding Corp. (a)	1,564	50,595
Scopus Biopharma, Inc. (b)	300	2,199
Selecta Biosciences, Inc. (a)	4,432	13,296
Sensei Biotherapeutics, Inc.	409	5,415
Seres Therapeutics, Inc. (a)	3,369	70,109
Shattuck Labs, Inc.	804	30,295
Sigilon Therapeutics, Inc.	425	5,908
Silverback Therapeutics, Inc.	781	25,031
Soleno Therapeutics, Inc. (a)	3,235	3,914
Solid Biosciences, Inc. (a)	1,622	8,256
Sorrento Therapeutics, Inc. (a)(b)	15,341	126,256
Spectrum Pharmaceuticals, Inc. (a)	8,872	27,592
Spero Therapeutics, Inc. (a)	1,253	17,241
Springworks Therapeutics, Inc. (a)	1,483	106,568
Spruce Biosciences, Inc.	389	6,302
SQZ Biotechnologies Co. (b)	368	4,519
Stoke Therapeutics, Inc. (a)	825	26,648
Sutro Biopharma, Inc. (a)	1,982	40,651
Syndax Pharmaceuticals, Inc. (a)	1,929	30,748
Syros Pharmaceuticals, Inc. (a)	2,832	17,105
Taysha Gene Therapies, Inc.	550	14,196
TCR2 Therapeutics, Inc. (a)	1,743	39,584
TG Therapeutics, Inc. (a)	7,481	334,476
Translate Bio, Inc. (a)	4,225	98,105
Travere Therapeutics, Inc. (a)	3,375	83,430
Turning Point Therapeutics, Inc. (a)	2,289	174,490
Twist Bioscience Corp. (a)	2,893	388,212
Tyme Technologies, Inc. (a)	4,124	6,392
Ultragenyx Pharmaceutical, Inc. (a)	3,918	437,406
UNITY Biotechnology, Inc. (a)	2,273	11,297
UroGen Pharma Ltd. (a)(b)	1,213	23,593
Vanda Pharmaceuticals, Inc. (a)	3,278	54,415
Vaxart, Inc. (a)(b)	3,272	35,272
Vaxcyte, Inc.	1,774	32,943
VBI Vaccines, Inc. (a)	11,333	35,699
Veracyte, Inc. (a)	4,089	203,428
Verastem, Inc. (a)	10,599	32,539
Vericel Corp. (a)	2,800	174,776
Viking Therapeutics, Inc. (a)	4,006	25,598
Vir Biotechnology, Inc. (a)	3,306	157,828
Vor Biopharma, Inc. (a)	678	19,106
Voyager Therapeutics, Inc. (a)	1,452	6,999
vTv Therapeutics, Inc. Class A (a)	620	1,587
X4 Pharmaceuticals, Inc. (a)	912	7,643
Xbiotech, Inc. (a)	837	14,296
Xencor, Inc. (a)	3,425	145,768
XOMA Corp. (a)	379	14,425
Y-mAbs Therapeutics, Inc. (a)	1,848	55,569
Zentalis Pharmaceuticals, Inc.	1,764	104,640
ZIOPHARM Oncology, Inc. (a)(b)	13,309	46,049
		17,182,104
Health Care Equipment & Supplies - 3.4%
Accelerate Diagnostics, Inc. (a)	1,974	14,430
Accuray, Inc. (a)	5,843	27,462
Acutus Medical, Inc. (a)	918	12,531
Alphatec Holdings, Inc. (a)	3,420	54,686
Angiodynamics, Inc. (a)	2,271	55,185
Antares Pharma, Inc. (a)	10,552	39,992
Apyx Medical Corp. (a)	2,018	20,442
Aspira Women's Health, Inc. (a)	5,253	30,047
Atricure, Inc. (a)	2,694	207,627
Atrion Corp.	85	54,281
Avanos Medical, Inc. (a)	2,923	126,303
AxoGen, Inc. (a)	2,249	42,101
Axonics Modulation Technologies, Inc. (a)	1,891	119,001
Bellerophon Therapeutics, Inc. (a)	185	812
Beyond Air, Inc. (a)	1,107	6,797
BioLife Solutions, Inc. (a)	865	30,189
BioSig Technologies, Inc. (a)	1,331	4,552
Bioventus, Inc.	414	5,962
Cantel Medical Corp. (a)	2,330	204,830
Cardiovascular Systems, Inc. (a)	2,398	96,687
Cerus Corp. (a)	10,033	61,201
Chembio Diagnostics, Inc. (a)(b)	1,171	4,672
Co.-Diagnostics, Inc. (a)(b)	1,666	14,761
CONMED Corp.	1,669	235,246
Cryolife, Inc. (a)	2,294	66,939
CryoPort, Inc. (a)	2,452	138,710
Cutera, Inc. (a)	1,095	32,883
CytoSorbents Corp. (a)	2,546	23,551
Eargo, Inc. (a)	519	29,708
Electromed, Inc. (a)	359	3,507
Fonar Corp. (a)	326	5,591
Glaukos Corp. (a)	2,627	247,358
Heska Corp. (a)	430	78,540
Inari Medical, Inc.	1,028	117,490
Inogen, Inc. (a)	1,137	74,348
Integer Holdings Corp. (a)	1,997	187,478
Intersect ENT, Inc. (a)	2,004	43,707
IntriCon Corp. (a)	515	11,912
Invacare Corp.	2,038	18,403
IRadimed Corp. (a)	357	9,885
iRhythm Technologies, Inc. (a)	1,785	138,980
Lantheus Holdings, Inc. (a)	4,087	96,862
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	1,019	53,467
LENSAR, Inc. (a)	445	3,075
LivaNova PLC (a)	3,004	254,949
Lucira Health, Inc.	582	3,643
Meridian Bioscience, Inc. (a)	2,596	50,830
Merit Medical Systems, Inc. (a)	3,335	212,106
Mesa Laboratories, Inc.	290	72,109
Milestone Scientific, Inc. (a)	2,495	6,287
Misonix, Inc. (a)	722	13,408
Natus Medical, Inc. (a)	2,018	51,560
Nemaura Medical, Inc. (a)	337	1,618
Neogen Corp. (a)	3,227	309,824
Nevro Corp. (a)	2,089	361,000
NuVasive, Inc. (a)	3,159	225,711
OraSure Technologies, Inc. (a)	4,341	39,720
Ortho Clinical Diagnostics Holdings PLC	5,402	106,365
Orthofix International NV (a)	1,127	49,982
OrthoPediatrics Corp. (a)	789	46,157
Outset Medical, Inc.	624	37,390
PAVmed, Inc. (a)	3,734	17,064
Pulmonx Corp.	732	34,411
Pulse Biosciences, Inc. (a)	859	16,544
Quotient Ltd. (a)	4,553	17,848
Repro Medical Systems, Inc. (a)	1,635	6,164
Retractable Technologies, Inc. (a)	795	7,719
Rockwell Medical Technologies, Inc. (a)	4,002	3,860
Seaspine Holdings Corp. (a)	1,593	33,150
Shockwave Medical, Inc. (a)	1,756	287,036
SI-BONE, Inc. (a)	1,810	64,255
Sientra, Inc. (a)	3,118	21,389
Silk Road Medical, Inc. (a)	1,702	104,060
Soliton, Inc. (a)	416	7,451
Staar Surgical Co. (a)	2,823	386,779
Stereotaxis, Inc. (a)	2,753	19,822
Surgalign Holdings, Inc. (a)	6,078	11,001
SurModics, Inc. (a)	818	43,755
Tactile Systems Technology, Inc. (a)	1,126	64,520
Talis Biomedical Corp.	847	10,164
Tela Bio, Inc. (a)	409	5,595
TransMedics Group, Inc. (a)	1,581	45,391
Utah Medical Products, Inc.	202	17,627
Vapotherm, Inc. (a)	1,189	26,158
Varex Imaging Corp. (a)	2,288	54,317
Venus Concept, Inc. (a)	1,351	2,567
ViewRay, Inc. (a)	7,455	35,859
VolitionRx Ltd. (a)	1,746	5,849
Zynex, Inc. (a)	1,193	17,621
		6,062,826
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	4,844	210,762
Accolade, Inc. (a)	1,990	99,799
AdaptHealth Corp. (a)	4,645	134,984
Addus HomeCare Corp. (a)	919	97,230
AMN Healthcare Services, Inc. (a)	2,866	227,274
Apollo Medical Holdings, Inc. (a)	1,222	36,281
Apria, Inc.	465	13,927
Avalon GloboCare Corp. (a)	1,391	1,419
Biodesix, Inc. (a)	184	3,010
Brookdale Senior Living, Inc. (a)	11,362	74,307
Castle Biosciences, Inc. (a)	892	61,575
Community Health Systems, Inc. (a)	5,231	58,326
Corvel Corp. (a)	537	62,834
Covetrus, Inc. (a)	7,158	205,077
Cross Country Healthcare, Inc. (a)	2,147	28,598
Enzo Biochem, Inc. (a)	2,486	7,632
Exagen, Inc. (a)	274	4,620
Five Star Senior Living, Inc. (a)	1,214	6,325
Fulgent Genetics, Inc. (a)(b)	832	64,081
Hanger, Inc. (a)	2,232	55,644
HealthEquity, Inc. (a)	4,939	375,216
InfuSystems Holdings, Inc. (a)	954	21,579
LHC Group, Inc. (a)	1,866	388,632
Magellan Health Services, Inc. (a)	1,478	139,228
MEDNAX, Inc. (a)	4,531	119,256
Modivcare, Inc. (a)	744	104,220
National Healthcare Corp.	757	53,225
National Research Corp. Class A	845	43,349
Ontrak, Inc. (a)(b)	505	16,483
Option Care Health, Inc. (a)	5,276	100,666
Owens & Minor, Inc.	4,467	161,214
Patterson Companies, Inc.	5,214	167,578
Pennant Group, Inc. (a)	1,560	63,055
PetIQ, Inc. Class A (a)	1,310	55,806
Progenity, Inc.	968	3,059
Progyny, Inc. (a)	1,651	93,958
R1 RCM, Inc. (a)	6,667	181,876
RadNet, Inc. (a)	2,692	60,139
Select Medical Holdings Corp.	6,667	251,479
Sharps Compliance Corp. (a)	913	15,968
Surgery Partners, Inc. (a)	1,584	76,349
Tenet Healthcare Corp. (a)	6,420	380,449
The Ensign Group, Inc.	3,174	272,488
The Joint Corp. (a)	837	46,437
Tivity Health, Inc. (a)	2,648	64,029
Triple-S Management Corp. (a)	1,369	32,459
U.S. Physical Therapy, Inc.	783	88,048
Viemed Healthcare, Inc. (a)	2,197	22,092
		4,852,042
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	9,651	150,170
Computer Programs & Systems, Inc.	792	23,776
Evolent Health, Inc. (a)	4,618	100,026
Health Catalyst, Inc. (a)	2,095	121,301
HealthStream, Inc. (a)	1,559	37,665
iCAD, Inc. (a)	1,273	22,965
Inovalon Holdings, Inc. Class A (a)	4,577	138,271
Inspire Medical Systems, Inc. (a)	1,613	381,991
NantHealth, Inc. (a)	1,701	4,321
Nextgen Healthcare, Inc. (a)	3,420	62,620
Omnicell, Inc. (a)	2,614	379,082
OptimizeRx Corp. (a)	1,022	51,570
Phreesia, Inc. (a)	2,089	108,106
Schrodinger, Inc. (a)	1,861	141,883
Simulations Plus, Inc.	953	60,172
Tabula Rasa HealthCare, Inc. (a)(b)	1,304	62,018
Vocera Communications, Inc. (a)	1,972	71,327
		1,917,264
Life Sciences Tools & Services - 0.9%
Champions Oncology, Inc. (a)	395	4,238
ChromaDex, Inc. (a)	2,558	22,715
Codexis, Inc. (a)	3,589	83,193
Fluidigm Corp. (a)(b)	4,555	22,821
Harvard Bioscience, Inc. (a)	2,361	16,362
Luminex Corp.	2,626	96,348
Medpace Holdings, Inc. (a)	1,697	287,947
Nanostring Technologies, Inc. (a)	2,728	217,340
NeoGenomics, Inc. (a)	6,702	328,331
Pacific Biosciences of California, Inc. (a)	11,222	334,977
Personalis, Inc. (a)	1,632	40,212
Quanterix Corp. (a)	1,472	89,998
Seer, Inc.	909	46,295
		1,590,777
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)	5,514	7,168
Aerie Pharmaceuticals, Inc. (a)	2,276	38,988
Agile Therapeutics, Inc. (a)	3,765	6,965
Amneal Pharmaceuticals, Inc. (a)	6,092	33,567
Amphastar Pharmaceuticals, Inc. (a)	2,269	39,481
Angion Biomedica Corp.	317	4,479
ANI Pharmaceuticals, Inc. (a)	543	18,071
Aquestive Therapeutics, Inc. (a)	1,185	4,823
Arvinas Holding Co. LLC (a)	2,221	153,116
Atea Pharmaceuticals, Inc.	900	22,239
Athira Pharma, Inc.	842	16,571
Avenue Therapeutics, Inc. (a)	327	1,674
Axsome Therapeutics, Inc. (a)	1,721	104,052
Aytu BioScience, Inc. (a)	1,428	9,453
Biodelivery Sciences International, Inc. (a)	5,356	18,532
Cara Therapeutics, Inc. (a)	2,594	33,592
Cassava Sciences, Inc. (a)(b)	2,018	94,442
Cerecor, Inc. (a)	2,622	8,233
Chiasma, Inc. (a)	2,822	8,410
Collegium Pharmaceutical, Inc. (a)	2,127	47,432
Corcept Therapeutics, Inc. (a)	6,023	137,264
CorMedix, Inc. (a)	2,017	17,427
CymaBay Therapeutics, Inc. (a)	4,338	18,784
Durect Corp. (a)	12,998	24,696
Eloxx Pharmaceuticals, Inc. (a)	1,331	2,902
Endo International PLC (a)	13,862	79,429
Eton Pharmaceuticals, Inc. (a)	1,245	10,807
Evofem Biosciences, Inc. (a)	4,300	6,364
Evolus, Inc. (a)(b)	1,398	12,736
Fulcrum Therapeutics, Inc. (a)	1,049	11,801
Graybug Vision, Inc.	362	1,716
Harmony Biosciences Holdings, Inc. (a)	379	11,105
Harrow Health, Inc. (a)	1,304	10,002
IMARA, Inc. (a)	417	3,086
Innoviva, Inc. (a)	3,764	43,098
Intra-Cellular Therapies, Inc. (a)	4,124	141,989
Kala Pharmaceuticals, Inc. (a)(b)	2,457	18,993
Kaleido Biosciences, Inc. (a)	739	5,831
Landos Biopharma, Inc.	339	3,736
Lannett Co., Inc. (a)	1,925	8,412
Liquidia Technologies, Inc. (a)(b)	1,488	4,226
Lyra Therapeutics, Inc.	389	3,917
Marinus Pharmaceuticals, Inc. (a)(b)	1,810	26,625
NGM Biopharmaceuticals, Inc. (a)	1,553	42,708
Ocular Therapeutix, Inc. (a)	4,478	82,306
Odonate Therapeutics, Inc. (a)	884	2,961
Omeros Corp. (a)(b)	3,598	63,541
OptiNose, Inc. (a)	2,325	8,300
Osmotica Pharmaceuticals PLC (a)	737	2,123
Pacira Biosciences, Inc. (a)	2,624	165,784
Paratek Pharmaceuticals, Inc. (a)	2,711	20,739
Phathom Pharmaceuticals, Inc. (a)	681	26,232
Phibro Animal Health Corp. Class A	1,249	30,625
Pliant Therapeutics, Inc.	1,450	48,575
Prestige Brands Holdings, Inc. (a)	3,084	134,339
Provention Bio, Inc. (a)	3,115	22,397
Relmada Therapeutics, Inc. (a)	934	36,015
Revance Therapeutics, Inc. (a)	3,929	114,412
Satsuma Pharmaceuticals, Inc. (a)	457	2,427
scPharmaceuticals, Inc. (a)	284	1,837
SIGA Technologies, Inc. (a)	3,258	23,360
Strongbridge Biopharma PLC (a)	2,512	6,380
Supernus Pharmaceuticals, Inc. (a)	3,031	92,294
Tarsus Pharmaceuticals, Inc. (a)	383	11,766
Terns Pharmaceuticals, Inc.	571	12,562
TherapeuticsMD, Inc. (a)(b)	19,924	24,108
Theravance Biopharma, Inc. (a)	2,816	55,588
Tricida, Inc. (a)	1,838	8,547
Verrica Pharmaceuticals, Inc. (a)	715	9,438
Vyne Therapeutics, Inc. (a)	2,246	11,095
WAVE Life Sciences (a)	1,931	11,876
Xeris Pharmaceuticals, Inc. (a)(b)	3,058	11,712
Zogenix, Inc. (a)	3,540	66,871
		2,427,152

TOTAL HEALTH CARE		34,032,165

INDUSTRIALS - 15.8%
Aerospace & Defense - 0.8%
AAR Corp.	2,060	82,894
Aerojet Rocketdyne Holdings, Inc.	4,438	207,343
AeroVironment, Inc. (a)	1,341	148,006
Astronics Corp. (a)	1,410	24,548
Cubic Corp.	1,980	148,183
Ducommun, Inc. (a)	666	39,247
Kaman Corp.	1,672	89,201
Kratos Defense & Security Solutions, Inc. (a)	7,529	201,325
Maxar Technologies, Inc.	4,386	170,221
Moog, Inc. Class A	1,805	156,223
National Presto Industries, Inc.	323	33,230
PAE, Inc. (a)	3,481	31,225
Park Aerospace Corp.	1,018	13,733
Parsons Corp. (a)	1,365	60,510
Triumph Group, Inc. (a)	3,165	53,552
Vectrus, Inc. (a)	701	36,697
		1,496,138
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	3,653	96,147
Atlas Air Worldwide Holdings, Inc. (a)	1,583	107,502
Echo Global Logistics, Inc. (a)	1,605	52,484
Forward Air Corp.	1,694	149,563
Hub Group, Inc. Class A (a)	2,025	133,083
Radiant Logistics, Inc. (a)	2,349	15,691
		554,470
Airlines - 0.4%
Allegiant Travel Co. (a)	801	188,820
Hawaiian Holdings, Inc. (a)	2,894	72,668
Mesa Air Group, Inc. (a)	2,158	24,299
SkyWest, Inc.	3,019	149,924
Spirit Airlines, Inc. (a)	6,046	216,568
		652,279
Building Products - 1.8%
AAON, Inc.	2,515	164,506
Advanced Drain Systems, Inc.	3,463	386,679
Alpha PRO Tech Ltd. (a)	854	7,652
American Woodmark Corp. (a)	1,050	104,433
Apogee Enterprises, Inc.	1,559	54,768
Builders FirstSource, Inc. (a)	12,530	609,835
Caesarstone Sdot-Yam Ltd.	1,238	17,282
Cornerstone Building Brands, Inc. (a)	2,713	38,145
CSW Industrials, Inc.	837	113,338
Gibraltar Industries, Inc. (a)	2,010	184,639
Griffon Corp.	2,858	77,509
Insteel Industries, Inc.	1,140	43,468
Jeld-Wen Holding, Inc. (a)	4,149	121,026
Masonite International Corp. (a)	1,490	188,172
PGT Innovations, Inc. (a)	3,542	93,261
Quanex Building Products Corp.	2,076	56,654
Resideo Technologies, Inc. (a)	8,847	265,498
Simpson Manufacturing Co. Ltd.	2,673	301,247
UFP Industries, Inc.	3,668	308,259
		3,136,371
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	4,108	211,192
ACCO Brands Corp.	5,597	48,022
Brady Corp. Class A	2,896	158,035
BrightView Holdings, Inc. (a)	2,528	45,327
Casella Waste Systems, Inc. Class A (a)	3,015	202,337
CECO Environmental Corp. (a)	1,932	14,104
Cimpress PLC (a)	1,101	104,881
CompX International, Inc. Class A	124	2,386
CoreCivic, Inc.	7,243	56,278
Covanta Holding Corp.	7,166	107,777
Deluxe Corp.	2,594	114,188
Ennis, Inc.	1,557	32,277
Harsco Corp. (a)	4,885	87,588
Healthcare Services Group, Inc.	4,594	137,590
Heritage-Crystal Clean, Inc. (a)	975	28,002
Herman Miller, Inc.	3,620	150,230
HNI Corp.	2,642	111,862
Interface, Inc.	3,698	47,482
KAR Auction Services, Inc.	7,895	118,346
Kimball International, Inc. Class B	2,293	33,432
Knoll, Inc.	3,042	72,704
Matthews International Corp. Class A	1,861	77,008
Montrose Environmental Group, Inc. (a)	1,339	72,587
NL Industries, Inc.	551	3,912
PICO Holdings, Inc. (a)	1,057	9,566
Pitney Bowes, Inc.	10,553	78,831
Quad/Graphics, Inc. (a)	1,880	6,768
SP Plus Corp. (a)	1,401	48,096
Steelcase, Inc. Class A	5,228	72,146
Team, Inc. (a)	1,889	18,644
Tetra Tech, Inc.	3,314	422,966
The Brink's Co.	3,033	242,397
U.S. Ecology, Inc. (a)	1,908	81,014
UniFirst Corp.	932	208,945
Viad Corp.	1,228	51,158
VSE Corp.	601	25,933
		3,304,011
Construction & Engineering - 1.6%
Aegion Corp. (a)	1,841	55,414
Ameresco, Inc. Class A (a)	1,504	79,396
API Group Corp. (a)(d)	8,556	181,901
Arcosa, Inc.	2,983	179,845
Argan, Inc.	884	44,333
Comfort Systems U.S.A., Inc.	2,203	181,439
Concrete Pumping Holdings, Inc. (a)	1,530	12,439
Construction Partners, Inc. Class A (a)	1,719	54,544
Dycom Industries, Inc. (a)	1,896	177,864
EMCOR Group, Inc.	3,347	400,971
Fluor Corp.	8,704	200,018
Granite Construction, Inc.	2,847	108,471
Great Lakes Dredge & Dock Corp. (a)	3,937	61,811
HC2 Holdings, Inc. (a)	3,005	12,621
IES Holdings, Inc. (a)	478	25,234
MasTec, Inc. (a)	3,488	364,008
Matrix Service Co. (a)	1,705	22,523
MYR Group, Inc. (a)	1,004	78,212
Northwest Pipe Co. (a)	587	19,529
NV5 Global, Inc. (a)	695	62,640
Primoris Services Corp.	2,942	96,086
Sterling Construction Co., Inc. (a)	1,713	35,716
Tutor Perini Corp. (a)	2,484	39,992
Willscot Mobile Mini Holdings (a)	10,716	313,657
		2,808,664
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	457	23,787
American Superconductor Corp. (a)	1,639	26,994
Atkore, Inc. (a)	2,881	225,525
AZZ, Inc.	1,535	80,802
Bloom Energy Corp. Class A (a)	5,473	142,134
Encore Wire Corp.	1,237	92,379
EnerSys	2,612	239,207
FuelCell Energy, Inc. (a)	19,410	188,471
LSI Industries, Inc.	1,598	13,136
Orion Energy Systems, Inc. (a)	1,626	9,789
Plug Power, Inc. (a)	25,343	722,529
Powell Industries, Inc.	535	18,853
Preformed Line Products Co.	174	11,519
Sunrun, Inc. (a)	9,766	478,534
Thermon Group Holdings, Inc. (a)	2,050	39,155
TPI Composites, Inc. (a)	1,892	100,560
Ultralife Corp. (a)	485	3,832
Vicor Corp. (a)	1,198	110,492
		2,527,698
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,175	88,349
Machinery - 3.7%
Agrify Corp.	347	3,748
Alamo Group, Inc.	600	94,350
Albany International Corp. Class A	1,884	168,128
Altra Industrial Motion Corp.	3,979	234,801
Astec Industries, Inc.	1,387	104,039
Barnes Group, Inc.	2,895	144,518
Blue Bird Corp. (a)	986	26,563
Chart Industries, Inc. (a)	2,223	357,080
CIRCOR International, Inc. (a)	1,224	42,069
Columbus McKinnon Corp. (NY Shares)	1,421	70,354
Douglas Dynamics, Inc.	1,366	61,101
Eastern Co.	325	9,188
Energy Recovery, Inc. (a)	2,534	53,721
Enerpac Tool Group Corp. Class A	3,634	96,664
EnPro Industries, Inc.	1,260	107,919
ESCO Technologies, Inc.	1,567	170,427
Evoqua Water Technologies Corp. (a)	7,082	202,404
ExOne Co. (a)	858	19,949
Federal Signal Corp.	3,658	151,551
Franklin Electric Co., Inc.	2,811	228,450
Gencor Industries, Inc. (a)	496	5,947
Gorman-Rupp Co.	1,014	35,003
Graham Corp.	559	7,664
Helios Technologies, Inc.	1,920	138,778
Hillenbrand, Inc.	4,549	223,310
Hurco Companies, Inc.	355	12,194
Hydrofarm Holdings Group, Inc.	591	38,829
Hyster-Yale Materials Handling Class A	620	50,127
John Bean Technologies Corp.	1,928	280,293
Kadant, Inc.	702	124,977
Kennametal, Inc.	5,136	206,262
L.B. Foster Co. Class A (a)	581	9,377
Lindsay Corp.	668	110,741
Luxfer Holdings PLC sponsored	1,747	38,626
Lydall, Inc. (a)	1,035	38,140
Manitowoc Co., Inc. (a)	2,102	48,094
Mayville Engineering Co., Inc. (a)	408	6,369
Meritor, Inc. (a)	4,233	114,418
Miller Industries, Inc.	671	28,866
Mueller Industries, Inc.	3,410	153,007
Mueller Water Products, Inc. Class A	9,599	137,842
Navistar International Corp. (a)	3,051	135,007
NN, Inc. (a)	2,518	18,381
Omega Flex, Inc.	173	27,507
Park Ohio Holdings Corp.	537	19,498
Proto Labs, Inc. (a)	1,652	185,123
RBC Bearings, Inc. (a)	1,513	301,738
REV Group, Inc.	1,716	31,300
Rexnord Corp.	7,396	369,282
SPX Corp. (a)	2,633	159,718
SPX Flow, Inc.	2,637	175,598
Standex International Corp.	739	70,072
Tennant Co.	1,126	88,853
Terex Corp.	4,129	194,022
The Greenbrier Companies, Inc.	1,995	94,244
The Shyft Group, Inc.	2,135	75,622
TriMas Corp. (a)	2,480	78,963
Wabash National Corp.	3,199	56,334
Watts Water Technologies, Inc. Class A	1,670	207,999
Welbilt, Inc. (a)	7,977	178,206
		6,623,355
Marine - 0.1%
Costamare, Inc.	3,064	32,233
Eagle Bulk Shipping, Inc. (a)	414	17,943
Eneti, Inc.	493	9,914
Genco Shipping & Trading Ltd.	1,073	16,460
Matson, Inc.	2,625	171,491
Pangaea Logistics Solutions Ltd.	586	2,262
Safe Bulkers, Inc. (a)	3,135	11,255
		261,558
Professional Services - 1.5%
Acacia Research Corp. (a)	2,851	17,334
ASGN, Inc. (a)	3,125	328,688
Barrett Business Services, Inc.	450	32,999
BGSF, Inc.	579	8,112
CBIZ, Inc. (a)	3,127	105,036
CRA International, Inc.	456	36,599
Exponent, Inc.	3,147	303,151
Forrester Research, Inc. (a)	668	29,025
Franklin Covey Co. (a)	801	24,463
GP Strategies Corp. (a)	747	11,765
Heidrick & Struggles International, Inc.	1,172	49,576
Huron Consulting Group, Inc. (a)	1,379	77,583
ICF International, Inc.	1,120	101,987
Insperity, Inc.	2,201	192,676
KBR, Inc.	8,740	345,754
Kelly Services, Inc. Class A (non-vtg.) (a)	2,025	50,726
Kforce, Inc.	1,215	68,089
Korn Ferry	3,310	224,716
ManTech International Corp. Class A	1,672	142,705
Mastech Digital, Inc. (a)	289	4,563
MISTRAS Group, Inc. (a)	1,061	11,809
Red Violet, Inc. (a)	471	9,797
Resources Connection, Inc.	1,826	25,765
TriNet Group, Inc. (a)	2,527	198,900
TrueBlue, Inc. (a)	2,131	60,307
Upwork, Inc. (a)	5,713	263,141
Willdan Group, Inc. (a)	620	23,665
		2,748,931
Road & Rail - 0.6%
ArcBest Corp.	1,550	112,778
Avis Budget Group, Inc. (a)	3,234	289,799
Covenant Transport Group, Inc. Class A (a)	727	15,638
Daseke, Inc. (a)	2,826	21,449
Heartland Express, Inc.	2,868	53,316
Marten Transport Ltd.	3,586	59,958
P.A.M. Transportation Services, Inc. (a)	111	6,429
Saia, Inc. (a)	1,614	378,483
U.S. Xpress Enterprises, Inc. (a)	1,413	14,469
Universal Logistics Holdings, Inc.	432	10,804
Werner Enterprises, Inc.	3,667	169,525
		1,132,648
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc. (a)	1,029	13,223
Applied Industrial Technologies, Inc.	2,365	226,236
Beacon Roofing Supply, Inc. (a)	3,358	189,156
Boise Cascade Co.	2,407	160,595
CAI International, Inc.	1,052	44,763
Custom Truck One Source, Inc. Class A (a)	806	8,270
DXP Enterprises, Inc. (a)	975	28,538
EVI Industries, Inc. (a)	297	7,942
GATX Corp.	2,126	207,731
General Finance Corp. (a)	610	11,578
GMS, Inc. (a)	2,575	112,553
H&E Equipment Services, Inc.	2,001	77,839
Herc Holdings, Inc. (a)	1,497	158,083
Lawson Products, Inc. (a)	279	14,628
McGrath RentCorp.	1,498	122,806
MRC Global, Inc. (a)	4,765	44,886
NOW, Inc. (a)	6,698	65,774
Rush Enterprises, Inc.:
Class A	2,703	133,420
Class B	210	9,196
SiteOne Landscape Supply, Inc. (a)	2,704	485,044
Systemax, Inc.	754	32,211
Textainer Group Holdings Ltd. (a)	3,037	77,808
Titan Machinery, Inc. (a)	1,232	32,168
Transcat, Inc. (a)	447	22,350
Triton International Ltd.	3,737	187,485
Veritiv Corp. (a)	867	36,310
WESCO International, Inc. (a)	3,025	277,453
Willis Lease Finance Corp. (a)	174	7,451
		2,795,497

TOTAL INDUSTRIALS		28,129,969

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.7%
ADTRAN, Inc.	2,882	49,253
Applied Optoelectronics, Inc. (a)	1,332	9,870
CalAmp Corp. (a)	2,147	29,521
Calix Networks, Inc. (a)	3,254	137,612
Cambium Networks Corp. (a)	511	30,660
Casa Systems, Inc. (a)	2,008	15,753
Clearfield, Inc. (a)	710	24,389
Comtech Telecommunications Corp.	1,461	35,035
Digi International, Inc. (a)	1,811	32,363
DZS, Inc. (a)	885	13,293
Extreme Networks, Inc. (a)	7,353	83,677
Genasys, Inc. (a)	2,089	13,056
Harmonic, Inc. (a)	5,879	45,974
Infinera Corp. (a)	10,171	93,777
Inseego Corp. (a)(b)	4,294	38,131
KVH Industries, Inc. (a)	1,000	13,390
NETGEAR, Inc. (a)	1,869	69,545
NetScout Systems, Inc. (a)	4,321	113,189
PC-Tel, Inc.	1,029	6,874
Plantronics, Inc. (a)	2,140	85,579
Resonant, Inc. (a)	3,280	10,726
Ribbon Communications, Inc. (a)	4,128	27,864
Viavi Solutions, Inc. (a)	14,049	229,842
		1,209,373
Electronic Equipment & Components - 2.0%
908 Devices, Inc.	434	22,998
Akoustis Technologies, Inc. (a)	2,198	24,684
Arlo Technologies, Inc. (a)	5,007	30,693
Badger Meter, Inc.	1,801	168,195
Bel Fuse, Inc. Class B (non-vtg.)	584	11,639
Belden, Inc.	2,699	116,813
Benchmark Electronics, Inc.	2,196	65,924
CTS Corp.	1,927	62,666
Daktronics, Inc. (a)	2,099	12,951
ePlus, Inc. (a)	806	80,890
Fabrinet (a)	2,245	192,217
FARO Technologies, Inc. (a)	1,104	83,733
II-VI, Inc. (a)	6,323	424,526
Insight Enterprises, Inc. (a)	2,128	213,587
Intellicheck, Inc. (a)	1,104	11,007
Iteris, Inc. (a)	2,577	17,395
Itron, Inc. (a)	2,713	244,007
Kimball Electronics, Inc. (a)	1,523	35,044
Knowles Corp. (a)	5,457	114,051
Luna Innovations, Inc. (a)	1,908	21,637
Methode Electronics, Inc. Class A	2,268	101,901
Napco Security Technolgies, Inc. (a)	910	30,312
nLIGHT, Inc. (a)	2,153	63,169
Novanta, Inc. (a)	2,098	276,328
OSI Systems, Inc. (a)	1,036	100,047
Par Technology Corp. (a)	1,177	96,679
PC Connection, Inc.	648	29,387
Plexus Corp. (a)	1,749	161,678
Powerfleet, Inc. (a)	1,966	14,863
Research Frontiers, Inc. (a)	1,824	4,669
Rogers Corp. (a)	1,142	223,649
Sanmina Corp. (a)	3,929	160,460
ScanSource, Inc. (a)	1,512	45,708
TTM Technologies, Inc. (a)	6,029	90,435
Vishay Intertechnology, Inc.	8,189	201,204
Vishay Precision Group, Inc. (a)	751	23,942
Wrap Technologies, Inc. (a)(b)	624	3,669
		3,582,757
IT Services - 1.4%
BM Technologies, Inc.	234	2,066
Brightcove, Inc. (a)	2,436	35,371
Cardtronics PLC (a)	2,192	85,137
Cass Information Systems, Inc.	868	39,833
Conduent, Inc. (a)	10,214	69,455
CSG Systems International, Inc.	1,964	90,324
EVERTEC, Inc.	3,709	147,989
EVO Payments, Inc. Class A (a)	2,834	80,797
ExlService Holdings, Inc. (a)	2,036	188,086
GreenSky, Inc. Class A (a)	3,795	23,112
Grid Dynamics Holdings, Inc. (a)	1,693	24,396
GTT Communications, Inc. (a)(b)	1,635	2,632
Hackett Group, Inc.	1,538	25,577
i3 Verticals, Inc. Class A (a)	1,185	39,366
IBEX Ltd. (a)	366	8,455
Information Services Group, Inc. (a)	2,222	10,110
International Money Express, Inc. (a)	1,865	29,430
Limelight Networks, Inc. (a)	7,492	23,450
Liveramp Holdings, Inc. (a)	3,987	195,283
Maximus, Inc.	3,736	342,367
MoneyGram International, Inc. (a)	3,802	26,234
Paysign, Inc. (a)	1,820	6,952
Perficient, Inc. (a)	2,007	131,679
Perspecta, Inc.	8,521	249,410
PFSweb, Inc. (a)	986	7,198
Priority Technology Holdings, Inc. (a)	521	3,621
Rackspace Technology, Inc. (a)	2,137	53,147
Repay Holdings Corp. (a)	4,151	94,850
ServiceSource International, Inc. (a)	5,072	7,507
StarTek, Inc. (a)	1,088	8,845
Sykes Enterprises, Inc. (a)	2,342	102,650
Ttec Holdings, Inc.	1,128	114,751
Tucows, Inc. (a)	561	44,100
Unisys Corp. (a)	3,768	90,432
Verra Mobility Corp. (a)	8,241	110,759
		2,515,371
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.	2,344	258,567
Alpha & Omega Semiconductor Ltd. (a)	1,300	40,430
Ambarella, Inc. (a)	2,073	202,097
Amkor Technology, Inc.	6,165	124,656
Atomera, Inc. (a)(b)	1,165	19,386
Axcelis Technologies, Inc. (a)	2,036	84,555
AXT, Inc. (a)	2,400	23,664
Brooks Automation, Inc.	4,480	453,958
Ceva, Inc. (a)	1,333	73,902
CMC Materials, Inc.	1,789	328,156
Cohu, Inc.	2,595	103,826
CyberOptics Corp. (a)	438	14,450
Diodes, Inc. (a)	2,646	203,239
DSP Group, Inc. (a)	1,223	16,987
FormFactor, Inc. (a)	4,763	186,471
GSI Technology, Inc. (a)	896	5,286
Ichor Holdings Ltd. (a)	1,673	93,303
Impinj, Inc. (a)	1,048	49,738
Lattice Semiconductor Corp. (a)	8,374	421,296
MACOM Technology Solutions Holdings, Inc. (a)	2,969	168,075
Maxeon Solar Technologies Ltd. (a)	642	11,556
MaxLinear, Inc. Class A (a)	4,208	151,446
NeoPhotonics Corp. (a)	2,990	27,986
NVE Corp.	288	22,041
Onto Innovation, Inc. (a)	2,937	201,243
PDF Solutions, Inc. (a)	1,709	30,301
Photronics, Inc. (a)	3,747	47,587
Pixelworks, Inc. (a)	2,780	8,201
Power Integrations, Inc.	3,634	300,932
Rambus, Inc. (a)	6,922	131,380
Semtech Corp. (a)	3,976	269,334
Silicon Laboratories, Inc. (a)	2,661	375,068
SiTime Corp. (a)	723	66,914
SMART Global Holdings, Inc. (a)	884	40,797
SunPower Corp. (a)(b)	4,720	121,257
Synaptics, Inc. (a)	2,152	301,000
Ultra Clean Holdings, Inc. (a)	2,470	126,143
Veeco Instruments, Inc. (a)	2,976	68,478
		5,173,706
Software - 5.1%
8x8, Inc. (a)	6,567	215,989
A10 Networks, Inc. (a)	3,645	31,639
ACI Worldwide, Inc. (a)	7,018	265,140
Agilysys, Inc. (a)	1,165	58,728
Alarm.com Holdings, Inc. (a)	2,933	263,266
Altair Engineering, Inc. Class A (a)	2,662	173,030
American Software, Inc. Class A	1,832	37,904
AppFolio, Inc. (a)	1,003	145,064
Appian Corp. Class A (a)(b)	2,192	265,627
Asure Software, Inc. (a)	1,036	8,298
Avaya Holdings Corp. (a)	5,121	147,331
Benefitfocus, Inc. (a)	1,785	24,133
Blackbaud, Inc. (a)	2,988	212,507
BlackLine, Inc. (a)	3,140	364,428
Bottomline Technologies, Inc. (a)	2,742	133,152
Box, Inc. Class A (a)	8,780	187,014
Cerence, Inc. (a)	2,343	225,889
ChannelAdvisor Corp. (a)	1,706	36,082
Cloudera, Inc. (a)	12,679	160,897
Cognyte Software Ltd. (a)	4,012	104,834
CommVault Systems, Inc. (a)	2,617	181,908
Cornerstone OnDemand, Inc. (a)	3,799	168,163
Digimarc Corp. (a)(b)	717	24,184
Digital Turbine, Inc. (a)	5,184	391,029
Domo, Inc. Class B (a)	1,657	106,529
Ebix, Inc.	1,667	50,193
eGain Communications Corp. (a)	1,329	13,064
Envestnet, Inc. (a)	3,276	241,867
GTY Technology Holdings, Inc. (a)	2,827	14,418
Intelligent Systems Corp. (a)	462	17,704
InterDigital, Inc.	1,864	129,399
j2 Global, Inc. (a)	2,662	322,102
LivePerson, Inc. (a)	3,817	208,599
MicroStrategy, Inc. Class A (a)(b)	450	295,722
Mimecast Ltd. (a)	3,597	156,182
Mitek Systems, Inc. (a)	2,600	42,146
Model N, Inc. (a)	2,160	85,925
ON24, Inc. (a)	553	24,332
Onespan, Inc. (a)	2,025	54,290
Park City Group, Inc. (a)	641	3,391
Ping Identity Holding Corp. (a)(b)	2,272	55,164
Progress Software Corp.	2,732	119,279
PROS Holdings, Inc. (a)	2,485	106,805
Q2 Holdings, Inc. (a)	3,097	322,150
QAD, Inc. Class A	714	50,473
Qualys, Inc. (a)	2,086	211,437
Rapid7, Inc. (a)	3,187	258,944
Rimini Street, Inc. (a)	1,380	10,861
SailPoint Technologies Holding, Inc. (a)	5,430	265,147
Sapiens International Corp. NV	1,711	55,368
SeaChange International, Inc. (a)	1,632	1,828
SecureWorks Corp. (a)	480	6,245
ShotSpotter, Inc. (a)	500	17,470
Smith Micro Software, Inc. (a)	2,049	11,515
Sprout Social, Inc. (a)	1,722	114,151
SPS Commerce, Inc. (a)	2,196	224,958
Sumo Logic, Inc.	927	18,067
SVMK, Inc. (a)	7,603	136,778
Synchronoss Technologies, Inc. (a)	2,258	7,542
Telos Corp.	1,011	33,545
Tenable Holdings, Inc. (a)	4,408	165,278
Upland Software, Inc. (a)	1,659	82,220
Varonis Systems, Inc. (a)	6,251	330,990
Verint Systems, Inc. (a)	4,006	194,571
Veritone, Inc. (a)	1,612	38,881
Viant Technology, Inc.	667	21,904
VirnetX Holding Corp. (b)	3,707	17,275
Workiva, Inc. (a)	2,448	230,112
Xperi Holding Corp.	6,458	132,712
Yext, Inc. (a)	6,530	91,094
Zix Corp. (a)	3,342	26,352
Zuora, Inc. (a)	6,371	103,210
		9,054,425
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)	7,424	159,913
Avid Technology, Inc. (a)	1,931	43,911
Corsair Gaming, Inc. (b)	1,417	47,016
Diebold Nixdorf, Inc. (a)	4,299	64,528
Eastman Kodak Co. (a)	893	6,662
Immersion Corp. (a)	1,015	8,699
Intevac, Inc. (a)	1,381	8,852
Quantum Corp. (a)	2,470	21,044
Super Micro Computer, Inc. (a)	2,685	99,399
		460,024

TOTAL INFORMATION TECHNOLOGY		21,995,656

MATERIALS - 4.4%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	1,064	5,001
AdvanSix, Inc. (a)	1,659	48,244
AgroFresh Solutions, Inc. (a)	1,525	3,233
American Vanguard Corp.	1,757	34,753
Amyris, Inc. (a)(b)	6,535	95,150
Avient Corp.	5,624	285,530
Balchem Corp.	1,970	250,564
Chase Corp.	442	52,350
Ferro Corp. (a)	4,914	81,867
FutureFuel Corp.	1,592	20,218
GCP Applied Technologies, Inc. (a)	3,013	77,404
H.B. Fuller Co.	3,196	213,557
Hawkins, Inc.	1,195	39,853
Ingevity Corp. (a)	2,542	198,479
Innospec, Inc.	1,513	147,381
Intrepid Potash, Inc. (a)	578	18,588
Koppers Holdings, Inc. (a)	1,254	41,683
Kraton Performance Polymers, Inc. (a)	1,933	69,124
Kronos Worldwide, Inc.	1,266	21,522
Livent Corp. (a)	9,003	162,234
Marrone Bio Innovations, Inc. (a)	4,153	7,019
Minerals Technologies, Inc.	2,094	163,625
Orion Engineered Carbons SA	3,653	72,549
PQ Group Holdings, Inc.	2,190	30,660
Quaker Chemical Corp.	820	198,727
Rayonier Advanced Materials, Inc. (a)	3,831	34,824
Sensient Technologies Corp.	2,589	212,919
Stepan Co.	1,320	172,471
Trecora Resources (a)	1,307	9,920
Tredegar Corp.	1,499	21,915
Trinseo SA	2,339	144,807
Tronox Holdings PLC	6,724	142,549
		3,078,720
Construction Materials - 0.2%
Forterra, Inc. (a)	1,788	41,946
Summit Materials, Inc. (a)	7,076	203,718
U.S. Concrete, Inc. (a)	996	63,156
United States Lime & Minerals, Inc.	122	16,858
		325,678
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	1,372	83,020
Class B	531	31,759
Myers Industries, Inc.	2,193	49,474
O-I Glass, Inc. (a)	9,599	158,288
Pactiv Evergreen, Inc.	2,445	35,990
Ranpak Holdings Corp. (A Shares) (a)	1,816	34,922
UFP Technologies, Inc. (a)	423	21,175
		414,628
Metals & Mining - 1.8%
Alcoa Corp. (a)	11,520	422,093
Allegheny Technologies, Inc. (a)	7,793	181,265
Arconic Rolled Products Corp. (a)	6,111	174,775
Caledonia Mining Corp. PLC	740	10,293
Carpenter Technology Corp.	2,948	111,641
Century Aluminum Co. (a)	3,078	48,201
Cleveland-Cliffs, Inc. (b)	27,626	493,400
Coeur d'Alene Mines Corp. (a)	14,833	119,851
Commercial Metals Co.	7,269	212,400
Compass Minerals International, Inc.	2,084	141,545
Gatos Silver, Inc.	1,459	16,749
Gold Resource Corp.	3,858	10,378
Haynes International, Inc.	738	21,579
Hecla Mining Co.	31,956	188,860
Kaiser Aluminum Corp.	973	117,217
Materion Corp.	1,254	88,796
Novagold Resources, Inc. (a)	14,674	131,919
Olympic Steel, Inc.	575	16,704
Ryerson Holding Corp. (a)	922	14,641
Schnitzer Steel Industries, Inc. Class A	1,582	74,686
SunCoke Energy, Inc.	5,004	33,777
TimkenSteel Corp. (a)	2,771	33,307
United States Steel Corp.	16,061	369,564
Warrior Metropolitan Coal, Inc.	3,119	49,436
Worthington Industries, Inc.	2,145	139,983
		3,223,060
Paper & Forest Products - 0.5%
Clearwater Paper Corp. (a)	957	32,021
Domtar Corp.	3,397	133,910
Louisiana-Pacific Corp.	6,764	445,612
Neenah, Inc.	1,003	53,330
P.H. Glatfelter Co.	2,745	40,406
Schweitzer-Mauduit International, Inc.	1,943	88,737
Verso Corp.	1,872	28,904
		822,920

TOTAL MATERIALS		7,865,006

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust (SBI)	5,342	111,594
Agree Realty Corp.	3,926	276,233
Alexander & Baldwin, Inc.	4,482	82,155
Alexanders, Inc.	135	37,427
Alpine Income Property Trust, Inc.	452	8,231
American Assets Trust, Inc.	3,141	110,092
American Finance Trust, Inc.	6,897	69,039
Armada Hoffler Properties, Inc.	3,741	50,990
Bluerock Residential Growth (REIT), Inc.	1,460	13,841
Broadstone Net Lease, Inc.	2,253	45,466
BRT Realty Trust	609	11,467
CareTrust (REIT), Inc.	6,031	145,830
CatchMark Timber Trust, Inc.	3,175	36,925
Centerspace	862	60,676
Chatham Lodging Trust (a)	2,923	40,542
CIM Commercial Trust Corp.	674	7,549
City Office REIT, Inc.	2,674	29,227
Clipper Realty, Inc.	1,018	8,378
Colony Capital, Inc.	29,706	207,942
Columbia Property Trust, Inc.	7,137	128,537
Community Healthcare Trust, Inc.	1,449	73,783
CorEnergy Infrastructure Trust, Inc.	820	4,969
CorePoint Lodging, Inc.	2,622	26,194
CTO Realty Growth, Inc.	382	20,246
DiamondRock Hospitality Co. (a)	12,406	129,271
Diversified Healthcare Trust (SBI)	14,887	65,726
Easterly Government Properties, Inc.	5,274	113,022
EastGroup Properties, Inc.	2,433	386,020
Essential Properties Realty Trust, Inc.	6,584	172,435
Farmland Partners, Inc.	1,652	22,021
Four Corners Property Trust, Inc.	4,648	134,188
Franklin Street Properties Corp.	6,860	36,221
Getty Realty Corp.	2,293	72,413
Gladstone Commercial Corp.	2,238	47,088
Gladstone Land Corp.	1,424	29,890
Global Medical REIT, Inc.	3,102	44,545
Global Net Lease, Inc.	5,833	111,994
Healthcare Realty Trust, Inc.	8,735	280,918
Hersha Hospitality Trust	2,196	25,386
Independence Realty Trust, Inc.	6,606	111,245
Indus Realty Trust, Inc.	214	13,375
Industrial Logistics Properties Trust	4,238	105,102
iStar Financial, Inc.	4,509	83,462
Kite Realty Group Trust	5,248	109,211
Lexington Corporate Properties Trust	17,280	211,507
LTC Properties, Inc.	2,545	108,239
Mack-Cali Realty Corp.	5,332	87,232
Monmouth Real Estate Investment Corp. Class A	5,992	110,732
National Health Investors, Inc.	2,755	202,245
National Storage Affiliates Trust	3,945	179,261
NETSTREIT Corp.	1,552	32,328
New Senior Investment Group, Inc.	5,360	35,483
NexPoint Residential Trust, Inc.	1,393	69,873
Office Properties Income Trust	3,000	83,250
One Liberty Properties, Inc.	1,030	25,616
Pebblebrook Hotel Trust	8,084	193,046
Physicians Realty Trust	13,195	247,142
Piedmont Office Realty Trust, Inc. Class A	7,969	148,383
Plymouth Industrial REIT, Inc.	1,636	30,495
Potlatch Corp.	4,083	242,367
Preferred Apartment Communities, Inc. Class A	3,055	31,161
PS Business Parks, Inc.	1,265	205,398
QTS Realty Trust, Inc. Class A	3,997	265,761
Retail Opportunity Investments Corp.	7,275	128,040
Retail Properties America, Inc.	13,355	156,654
Retail Value, Inc.	1,069	19,915
RLJ Lodging Trust	10,166	164,079
RPT Realty	5,192	65,990
Ryman Hospitality Properties, Inc.	3,116	245,073
Sabra Health Care REIT, Inc.	12,807	232,703
Safehold, Inc.	1,139	80,539
Saul Centers, Inc.	777	33,551
Seritage Growth Properties (a)	2,144	36,877
Service Properties Trust	10,185	125,428
SITE Centers Corp.	9,630	142,043
Stag Industrial, Inc.	9,955	363,457
Summit Hotel Properties, Inc. (a)	6,407	65,159
Sunstone Hotel Investors, Inc.	13,322	175,318
Tanger Factory Outlet Centers, Inc.	5,582	97,406
Terreno Realty Corp.	4,266	275,242
The GEO Group, Inc. (b)	7,312	40,289
The Macerich Co.	9,307	128,344
UMH Properties, Inc.	2,420	52,103
Uniti Group, Inc.	12,059	137,473
Universal Health Realty Income Trust (SBI)	809	54,163
Urban Edge Properties	7,289	137,398
Urstadt Biddle Properties, Inc. Class A	1,898	34,487
Washington REIT (SBI)	5,283	122,671
Whitestone REIT Class B	2,632	25,715
Xenia Hotels & Resorts, Inc.	7,058	137,137
		9,487,639
Real Estate Management & Development - 0.8%
Alset Ehome International, Inc.	122	1,299
Altisource Portfolio Solutions SA (a)	288	1,814
American Realty Investments, Inc. (a)	109	848
Cushman & Wakefield PLC (a)	6,866	116,722
eXp World Holdings, Inc. (a)	3,091	106,207
Fathom Holdings, Inc. (a)	307	10,530
Forestar Group, Inc. (a)	1,051	26,632
FRP Holdings, Inc. (a)	371	18,832
Kennedy-Wilson Holdings, Inc.	7,328	150,590
Marcus & Millichap, Inc. (a)	1,438	50,790
Maui Land & Pineapple, Inc. (a)	332	3,745
Newmark Group, Inc.	8,997	96,718
Rafael Holdings, Inc. (a)	603	24,928
RE/MAX Holdings, Inc.	1,145	42,056
Realogy Holdings Corp. (a)	7,092	122,550
Redfin Corp. (a)	6,154	435,580
Stratus Properties, Inc. (a)	355	12,478
Tejon Ranch Co. (a)	1,237	19,569
The RMR Group, Inc.	981	38,828
The St. Joe Co.	2,045	93,641
Transcontinental Realty Investors, Inc. (a)	69	1,394
		1,375,751

TOTAL REAL ESTATE		10,863,390

UTILITIES - 2.7%
Electric Utilities - 0.6%
Allete, Inc.	3,212	225,996
Genie Energy Ltd. Class B	937	5,247
MGE Energy, Inc.	2,218	165,929
Otter Tail Corp.	2,508	118,453
PNM Resources, Inc.	5,239	258,597
Portland General Electric Co.	5,527	281,103
Spark Energy, Inc. Class A,	769	8,136
		1,063,461
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares (b)	1,923	138,514
Chesapeake Utilities Corp.	1,056	125,157
New Jersey Resources Corp.	5,843	245,114
Northwest Natural Holding Co.	1,869	100,776
ONE Gas, Inc.	3,227	259,677
RGC Resources, Inc.	456	9,891
South Jersey Industries, Inc.	6,262	154,985
Southwest Gas Holdings, Inc.	3,531	246,181
Spire, Inc.	3,090	232,801
		1,513,096
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	5,356	16,229
Brookfield Renewable Corp.	7,928	328,853
Clearway Energy, Inc.:
Class A	1,683	44,734
Class C	5,460	156,647
Ormat Technologies, Inc.	2,688	194,611
Sunnova Energy International, Inc. (a)	3,438	121,430
		862,504
Multi-Utilities - 0.4%
Avista Corp.	4,238	195,033
Black Hills Corp.	3,873	267,160
NorthWestern Energy Corp.	3,130	212,934
Unitil Corp.	941	54,230
		729,357
Water Utilities - 0.4%
American States Water Co.	2,268	179,603
Artesian Resources Corp. Class A	467	18,890
Cadiz, Inc. (a)	1,160	13,514
California Water Service Group	3,045	178,894
Consolidated Water Co., Inc.	875	10,299
Global Water Resources, Inc.	743	12,668
Middlesex Water Co.	1,064	87,269
Pure Cycle Corp. (a)	1,292	19,729
SJW Corp.	1,639	107,436
York Water Co.	800	41,312
		669,614

TOTAL UTILITIES		4,838,032

TOTAL COMMON STOCKS
(Cost $119,026,911)		176,540,653

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.04% (e)	1,056,166	1,056,377
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	4,376,995	4,377,433
TOTAL MONEY MARKET FUNDS
(Cost $5,433,810)		5,433,810
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $124,460,721)		181,974,463
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(3,901,763)
NET ASSETS - 100%		$178,072,700

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	June 2021	$1,583,050	$24,936	$24,936

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,901 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$945
Fidelity Securities Lending Cash Central Fund	93,488
Total	$94,433

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,219,509	$4,219,509	$--	$--
Consumer Discretionary	26,314,527	26,314,527	--	--
Consumer Staples	5,707,543	5,707,543	--	--
Energy	4,411,478	4,411,478	--	--
Financials	28,163,378	28,163,378	--	--
Health Care	34,032,165	34,032,130	--	35
Industrials	28,129,969	28,129,969	--	--
Information Technology	21,995,656	21,993,590	2,066	--
Materials	7,865,006	7,865,006	--	--
Real Estate	10,863,390	10,863,390	--	--
Utilities	4,838,032	4,838,032	--	--
Money Market Funds	5,433,810	5,433,810	--	--
Total Investments in Securities:	$181,974,463	$181,972,362	$2,066	$35
Derivative Instruments:
Assets
Futures Contracts	$24,936	$24,936	$--	$--
Total Assets	$24,936	$24,936	$--	$--
Total Derivative Instruments:	$24,936	$24,936	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$24,936	$0
Total Equity Risk	24,936	0
Total Value of Derivatives	$24,936	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021
Assets
Investment in securities, at value (including securities loaned of $4,232,456) — See accompanying schedule: Unaffiliated issuers (cost $119,026,911)	$176,540,653
Fidelity Central Funds (cost $5,433,810)	5,433,810
Total Investment in Securities (cost $124,460,721)		$181,974,463
Segregated cash with brokers for derivative instruments		65,000
Cash		3,912
Receivable for fund shares sold		510,368
Dividends receivable		29,440
Distributions receivable from Fidelity Central Funds		2,036
Total assets		182,585,219
Liabilities
Payable for investments purchased	$3,912
Payable for fund shares redeemed	115,131
Payable for daily variation margin on futures contracts	16,030
Other payables and accrued expenses	32
Collateral on securities loaned	4,377,414
Total liabilities		4,512,519
Net Assets		$178,072,700
Net Assets consist of:
Paid in capital		$126,049,547
Total accumulated earnings (loss)		52,023,153
Net Assets		$178,072,700
Net Asset Value, offering price and redemption price per share ($178,072,700 ÷ 10,814,702 shares)		$16.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2021
Investment Income
Dividends		$1,259,967
Income from Fidelity Central Funds (including $93,488 from security lending)		94,433
Total income		1,354,400
Expenses
Independent trustees' fees and expenses	$350
Miscellaneous	108
Total expenses before reductions	458
Expense reductions	(4)
Total expenses after reductions		454
Net investment income (loss)		1,353,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,060,862)
Fidelity Central Funds	111
Foreign currency transactions	366
Futures contracts	632,564
Total net realized gain (loss)		(3,427,821)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	70,470,908
Fidelity Central Funds	(18)
Assets and liabilities in foreign currencies	2
Futures contracts	(40,790)
Total change in net unrealized appreciation (depreciation)		70,430,102
Net gain (loss)		67,002,281
Net increase (decrease) in net assets resulting from operations		$68,356,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2021	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,353,946	$1,155,265
Net realized gain (loss)	(3,427,821)	(20,743)
Change in net unrealized appreciation (depreciation)	70,430,102	(15,527,648)
Net increase (decrease) in net assets resulting from operations	68,356,227	(14,393,126)
Distributions to shareholders	(1,405,453)	(2,598,410)
Share transactions
Proceeds from sales of shares	98,496,228	77,612,289
Reinvestment of distributions	985,990	1,596,989
Cost of shares redeemed	(92,479,443)	(33,035,934)
Net increase (decrease) in net assets resulting from share transactions	7,002,775	46,173,344
Total increase (decrease) in net assets	73,953,549	29,181,808
Net Assets
Beginning of period	104,119,151	74,937,343
End of period	$178,072,700	$104,119,151
Other Information
Shares
Sold	7,358,387	7,561,438
Issued in reinvestment of distributions	74,850	135,175
Redeemed	(7,554,968)	(3,165,687)
Net increase (decrease)	(121,731)	4,530,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

Years ended April 30,	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$11.70	$11.43	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15	.16	.11	.02
Net realized and unrealized gain (loss)	6.96	(1.98)	.35	1.10	.29
Total from investment operations	7.10	(1.83)	.51	1.21	.31
Distributions from net investment income	(.15)	(.16)	(.11)	(.06)	–
Distributions from net realized gain	–	(.19)	(.12)	(.03)	–
Total distributions	(.15)	(.35)	(.24)C	(.09)	–
Net asset value, end of period	$16.47	$9.52	$11.70	$11.43	$10.31
Total ReturnD,E	75.01%	(16.23)%	4.63%	11.72%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	-%	-%	- %I
Net investment income (loss)	1.09%	1.36%	1.36%	.97%	1.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$178,073	$104,119	$74,937	$50,926	$619
Portfolio turnover rateJ	47%	18%	23%	34%K	2%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2021

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$61,930,108
Gross unrealized depreciation	(7,027,867)
Net unrealized appreciation (depreciation)	$54,902,241
Tax Cost	$127,072,222

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$213,854
Capital loss carryforward	$(3,092,942)
Net unrealized appreciation (depreciation) on securities and other investments	$54,902,241

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,773,577)
Long-term	(1,319,365)
Total capital loss carryforward	$(3,092,942)

The tax character of distributions paid was as follows:

	April 30, 2021	April 30, 2020
Ordinary Income	$1,405,453	$ 1,574,236
Long-term Capital Gains	–	1,024,174
Total	$1,405,453	$ 2,598,410

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	65,853,723	57,183,611

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Small Cap Index Fund	$108

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Small Cap Index Fund	$2,355	$106,327

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Small Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from March 9, 2017 (commencement of operations) through April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2021,the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 9, 2017 (commencement of operations) through April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Flex Small Cap Index Fund	- %-C
Actual		$1,000.00	$1,480.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund designates 98% and 59% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 96% and 65% of the dividends distributed in June and December respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 3% and 18% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZAP-ANN-0621
1.9881631.104

Fidelity® Large Cap Value Index Fund

Annual Report

April 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2021	Past 1 year	Life of fundA
Fidelity® Large Cap Value Index Fund	45.93%	11.83%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
17,294	Fidelity® Large Cap Value Index Fund
$17,289	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 45.98% for the 12 months ending April 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of two COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars in aid to boost consumers and the economy. This backdrop fueled a sharp market rotation, with small-cap value stocks usurping long-standing leadership from large growth shares. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. Reflecting this shift, the financials sector (+63%) led the way for the full period, riding momentum among banks, whose profit outlook improved amid rising long-term interest rates and a steeper yield curve. Materials (+63%) and industrials (+61%) closely followed. Conversely, notable “laggards” included the defensive utilities (+21%) and consumer staples (+23%) sectors.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending April 30, 2021, the fund gained 45.93%, roughly in line with the 45.92% advance of the benchmark Russell 1000® Value index. By sector, financials gained 66% and contributed most, followed by industrials, which gained roughly 68%, and consumer discretionary, which advanced 74%. The communication services sector rose about 44%, boosted by the media & entertainment industry (+69%), health care gained 24%, and information technology advanced roughly 36%. Other notable contributors included the materials (+67%), energy (+37%), consumer staples (+23%), real estate (+38%), and utilities (+20%) sectors. Turning to individual stocks, the biggest individual contributor was JPMorgan Chase (+65%), from the banks category. Berkshire Hathaway, within the diversified financials group, advanced approximately 46% and lifted the fund. In media & entertainment, Disney (+71%) and Alphabet (+75%) helped. Another contributor was Bank of America (+72%), a stock in the banks industry. Conversely, the biggest individual detractor was Gilead Sciences (-21%), from the pharmaceuticals, biotechnology & life sciences segment. Intel, within the semiconductors & semiconductor equipment industry, returned -2% and hindered the fund. In pharmaceuticals, biotechnology & life sciences, Biogen (-10%) and Viatris (-14%) hurt. Another detractor was Peloton Interactive (+67%), a stock in the consumer durables & apparel segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.6
JPMorgan Chase & Co.	2.4
Johnson & Johnson	1.9
The Walt Disney Co.	1.7
Bank of America Corp.	1.6
Comcast Corp. Class A	1.3
Exxon Mobil Corp.	1.2
Verizon Communications, Inc.	1.2
Intel Corp.	1.2
AT&T, Inc.	1.1
16.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	21.0
Industrials	13.7
Health Care	12.5
Information Technology	9.1
Communication Services	9.1
Consumer Discretionary	7.9
Consumer Staples	7.0
Utilities	5.0
Energy	4.9
Materials	4.8

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.1%

Schedule of Investments April 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,326,704	$41,671,773
Lumen Technologies, Inc.	202,923	2,603,502
Verizon Communications, Inc.	770,934	44,552,276
		88,827,551
Entertainment - 2.1%
Activision Blizzard, Inc.	85,896	7,832,856
Electronic Arts, Inc.	45,668	6,488,509
Lions Gate Entertainment Corp.:
Class A (a)(b)	12,144	175,724
Class B (a)	20,088	253,109
Madison Square Garden Entertainment Corp. (a)	3,456	313,148
Madison Square Garden Sports Corp. (a)	3,482	643,613
Playtika Holding Corp.	7,484	207,906
Take-Two Interactive Software, Inc. (a)	1,574	276,048
The Walt Disney Co. (a)	336,246	62,548,481
Zynga, Inc. (a)	28,931	313,033
		79,052,427
Interactive Media & Services - 2.0%
Alphabet, Inc.:
Class A (a)	12,522	29,470,527
Class C (a)	12,107	29,179,323
Pinterest, Inc. Class A (a)	12,659	840,178
TripAdvisor, Inc. (a)	18,613	877,231
Twitter, Inc. (a)	144,835	7,997,789
Zillow Group, Inc.:
Class A (a)	9,290	1,238,822
Class C (a)(b)	24,322	3,164,779
		72,768,649
Media - 2.2%
Charter Communications, Inc. Class A (a)	2,528	1,702,482
Comcast Corp. Class A	843,066	47,338,156
Discovery Communications, Inc.:
Class A (a)	29,183	1,099,032
Class C (non-vtg.) (a)	57,453	1,856,306
DISH Network Corp. Class A (a)	45,681	2,046,052
Fox Corp.:
Class A	62,033	2,321,275
Class B	29,375	1,068,663
Interpublic Group of Companies, Inc.	72,102	2,289,239
John Wiley & Sons, Inc. Class A	7,997	455,349
Liberty Broadband Corp.:
Class A (a)	4,514	711,722
Class C (a)	29,755	4,841,734
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	36,989	1,736,264
Liberty Media Class A (a)	4,472	185,230
Liberty SiriusXM Series A (a)	13,533	611,556
Liberty SiriusXM Series C (a)	28,573	1,292,357
News Corp.:
Class A	72,676	1,903,748
Class B	21,670	526,798
Nexstar Broadcasting Group, Inc. Class A	2,634	388,278
Omnicom Group, Inc.	39,510	3,250,093
Sirius XM Holdings, Inc.	81,835	499,194
The New York Times Co. Class A	30,260	1,374,107
ViacomCBS, Inc.:
Class A (b)	3,035	137,182
Class B	103,245	4,235,110
		81,869,927
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	102,309	13,518,088
Telephone & Data Systems, Inc.	18,689	429,473
U.S. Cellular Corp. (a)	2,680	91,468
		14,039,029

TOTAL COMMUNICATION SERVICES		336,557,583

CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.3%
Aptiv PLC (a)	49,753	7,158,959
BorgWarner, Inc.	39,648	1,926,100
Gentex Corp.	45,525	1,601,570
Lear Corp.	11,123	2,044,852
		12,731,481
Automobiles - 0.7%
Ford Motor Co. (a)	724,479	8,360,488
General Motors Co. (a)	232,299	13,292,149
Harley-Davidson, Inc.	28,361	1,371,822
Thor Industries, Inc.	9,882	1,399,192
		24,423,651
Distributors - 0.2%
Genuine Parts Co.	26,109	3,262,842
LKQ Corp. (a)	56,169	2,623,654
		5,886,496
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	3,420	495,319
Frontdoor, Inc. (a)	13,219	707,613
Graham Holdings Co.	727	462,088
Grand Canyon Education, Inc. (a)	8,636	935,192
H&R Block, Inc. (b)	10,246	228,076
Service Corp. International	31,245	1,669,733
Terminix Global Holdings, Inc. (a)	24,557	1,249,706
		5,747,727
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	42,410	1,648,477
Carnival Corp. (a)	112,732	3,151,987
Choice Hotels International, Inc.	6,462	735,376
Darden Restaurants, Inc.	24,159	3,544,608
Expedia, Inc. (a)	22,765	4,011,876
Extended Stay America, Inc. unit	33,008	656,529
Hilton Worldwide Holdings, Inc.	50,693	6,524,189
Hyatt Hotels Corp. Class A (a)	6,632	546,013
Las Vegas Sands Corp. (a)	35,358	2,166,031
Marriott International, Inc. Class A	49,916	7,413,524
McDonald's Corp.	118,691	28,020,571
MGM Resorts International	87,418	3,559,661
Norwegian Cruise Line Holdings Ltd. (a)(b)	67,365	2,091,683
Planet Fitness, Inc. (a)	6,540	549,295
Royal Caribbean Cruises Ltd.	36,683	3,189,587
Six Flags Entertainment Corp. (a)(b)	14,201	667,163
Starbucks Corp.	91,966	10,529,187
Travel+Leisure Co.	15,572	1,004,861
Vail Resorts, Inc.	6,825	2,219,217
Wyndham Hotels & Resorts, Inc.	17,027	1,244,844
Wynn Resorts Ltd. (a)	14,680	1,884,912
Yum China Holdings, Inc.	69,264	4,358,091
Yum! Brands, Inc.	51,786	6,189,463
		95,907,145
Household Durables - 0.8%
D.R. Horton, Inc.	61,390	6,034,023
Garmin Ltd.	27,783	3,812,939
Leggett & Platt, Inc.	24,540	1,218,902
Lennar Corp.:
Class A	50,241	5,204,968
Class B	2,934	236,392
Mohawk Industries, Inc. (a)	10,784	2,216,112
Newell Brands, Inc.	71,339	1,923,299
NVR, Inc. (a)	558	2,800,100
PulteGroup, Inc.	49,598	2,932,234
Tempur Sealy International, Inc.	9,174	349,896
Toll Brothers, Inc.	20,868	1,308,424
Whirlpool Corp.	11,459	2,709,481
		30,746,770
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	10,364	578,208
GrubHub, Inc. (a)	15,480	1,053,259
Qurate Retail, Inc. Series A	70,403	837,796
Wayfair LLC Class A (a)(b)	1,169	345,521
		2,814,784
Leisure Products - 0.2%
Brunswick Corp.	14,644	1,568,812
Hasbro, Inc.	23,608	2,347,816
Mattel, Inc. (a)	25,799	553,647
Peloton Interactive, Inc. Class A (a)	35,735	3,514,537
Polaris, Inc.	9,670	1,354,090
		9,338,902
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	22,729	2,611,562
Kohl's Corp.	29,240	1,715,218
Nordstrom, Inc. (a)(b)	20,218	741,596
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,159	106,941
Target Corp.	92,969	19,268,755
		24,444,072
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	12,132	2,428,341
AutoNation, Inc. (a)	10,624	1,088,748
AutoZone, Inc. (a)	1,726	2,527,071
Best Buy Co., Inc.	34,724	4,037,359
Burlington Stores, Inc. (a)	1,290	420,966
CarMax, Inc. (a)	27,945	3,723,392
Dick's Sporting Goods, Inc. (b)	11,573	955,698
Foot Locker, Inc.	19,254	1,135,601
Gap, Inc.	33,876	1,121,296
L Brands, Inc. (a)	42,636	2,809,712
Leslie's, Inc. (b)	8,768	249,187
Penske Automotive Group, Inc.	5,904	517,722
Petco Health & Wellness Co., Inc. (b)	5,205	122,942
Ross Stores, Inc.	12,372	1,619,990
The Home Depot, Inc.	99,933	32,345,314
TJX Companies, Inc.	42,296	3,003,016
Ulta Beauty, Inc. (a)	694	228,569
Vroom, Inc. (b)	3,944	182,489
Williams-Sonoma, Inc.	11,939	2,038,584
		60,555,997
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	26,631	1,466,835
Carter's, Inc. (b)	7,945	864,337
Columbia Sportswear Co.	5,369	585,275
Hanesbrands, Inc.	64,500	1,358,370
PVH Corp.	13,051	1,477,112
Ralph Lauren Corp.	8,716	1,161,756
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	24,888	1,206,819
Tapestry, Inc.	51,288	2,454,131
Under Armour, Inc.:
Class A (sub. vtg.) (a)	35,507	863,175
Class C (non-vtg.) (a)	35,738	711,544
VF Corp.	56,419	4,945,690
		17,095,044

TOTAL CONSUMER DISCRETIONARY		289,692,069

CONSUMER STAPLES - 7.0%
Beverages - 1.1%
Brown-Forman Corp.:
Class A	1,134	80,911
Class B (non-vtg.)	5,053	385,443
Constellation Brands, Inc. Class A (sub. vtg.)	30,029	7,216,569
Keurig Dr. Pepper, Inc.	130,021	4,661,253
Molson Coors Beverage Co. Class B (a)	33,039	1,815,493
PepsiCo, Inc.	68,697	9,903,360
The Coca-Cola Co.	297,050	16,034,759
		40,097,788
Food & Staples Retailing - 1.6%
Albertsons Companies, Inc. (b)	17,843	331,345
Casey's General Stores, Inc.	6,838	1,519,335
Costco Wholesale Corp.	9,611	3,576,157
Grocery Outlet Holding Corp. (a)(b)	6,328	255,588
Kroger Co.	140,775	5,143,919
Sprouts Farmers Market LLC (a)	3,304	84,615
Sysco Corp.	25,941	2,197,981
U.S. Foods Holding Corp. (a)	40,803	1,691,692
Walgreens Boots Alliance, Inc.	134,578	7,146,092
Walmart, Inc.	259,273	36,274,885
		58,221,609
Food Products - 1.7%
Archer Daniels Midland Co.	102,915	6,497,024
Beyond Meat, Inc. (a)(b)	1,958	257,829
Bunge Ltd.	25,167	2,124,598
Campbell Soup Co.	18,220	870,005
Conagra Brands, Inc.	90,585	3,359,798
Flowers Foods, Inc. (b)	36,280	869,269
General Mills, Inc.	112,821	6,866,286
Hormel Foods Corp.	51,799	2,393,114
Ingredion, Inc.	12,451	1,163,048
Kellogg Co.	30,824	1,924,034
Lamb Weston Holdings, Inc.	20,915	1,683,658
McCormick & Co., Inc. (non-vtg.)	20,339	1,837,832
Mondelez International, Inc.	259,850	15,801,479
Pilgrim's Pride Corp. (a)	6,692	160,340
Post Holdings, Inc. (a)	11,175	1,271,492
Seaboard Corp.	47	168,166
The Hain Celestial Group, Inc. (a)	15,774	646,892
The Hershey Co.	6,236	1,024,575
The J.M. Smucker Co.	20,484	2,683,199
The Kraft Heinz Co.	120,294	4,966,939
TreeHouse Foods, Inc. (a)(b)	10,423	496,135
Tyson Foods, Inc. Class A	53,404	4,136,140
		61,201,852
Household Products - 1.5%
Colgate-Palmolive Co.	156,724	12,647,627
Energizer Holdings, Inc.	2,623	129,314
Kimberly-Clark Corp.	63,140	8,417,825
Procter & Gamble Co.	250,731	33,452,530
Reynolds Consumer Products, Inc.	6,624	194,216
Spectrum Brands Holdings, Inc.	7,779	685,641
The Clorox Co.	6,834	1,247,205
		56,774,358
Personal Products - 0.1%
Coty, Inc. Class A (a)	53,293	533,463
Estee Lauder Companies, Inc. Class A	4,472	1,403,314
Herbalife Nutrition Ltd. (a)	14,521	664,626
Nu Skin Enterprises, Inc. Class A	9,333	493,342
		3,094,745
Tobacco - 1.0%
Altria Group, Inc.	195,098	9,315,930
Philip Morris International, Inc.	289,487	27,501,265
		36,817,195

TOTAL CONSUMER STAPLES		256,207,547

ENERGY - 4.9%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	121,793	2,445,603
Halliburton Co.	164,894	3,225,327
Helmerich & Payne, Inc.	19,279	494,121
NOV, Inc. (a)	71,837	1,073,963
Schlumberger Ltd.	258,194	6,984,148
		14,223,162
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	53,140	459,130
APA Corp.	69,971	1,399,420
Cabot Oil & Gas Corp.	72,716	1,212,176
Chevron Corp.	358,362	36,936,371
Cimarex Energy Co.	18,662	1,235,424
ConocoPhillips Co.	252,691	12,922,618
Continental Resources, Inc.	14,026	382,068
Devon Energy Corp.	109,337	2,556,299
Diamondback Energy, Inc.	31,451	2,570,490
EOG Resources, Inc.	108,270	7,973,003
EQT Corp. (a)	50,940	972,954
Equitrans Midstream Corp.	68,387	558,038
Exxon Mobil Corp.	787,441	45,073,123
Hess Corp.	51,008	3,800,606
HollyFrontier Corp.	27,825	973,875
Kinder Morgan, Inc.	361,606	6,165,382
Marathon Oil Corp.	146,023	1,644,219
Marathon Petroleum Corp.	120,239	6,691,300
Murphy Oil Corp.	26,876	455,011
Occidental Petroleum Corp.	155,921	3,954,157
ONEOK, Inc.	82,304	4,307,791
Phillips 66 Co.	81,111	6,562,691
Pioneer Natural Resources Co.	37,492	5,767,394
Targa Resources Corp.	42,070	1,459,408
The Williams Companies, Inc.	225,913	5,503,241
Valero Energy Corp.	75,740	5,601,730
		167,137,919

TOTAL ENERGY		181,361,081

FINANCIALS - 21.0%
Banks - 8.5%
Associated Banc-Corp.	27,989	612,679
Bank of America Corp.	1,439,054	58,324,859
Bank of Hawaii Corp.	7,303	663,770
Bank OZK	22,640	928,014
BOK Financial Corp.	5,781	508,381
Citigroup, Inc.	387,368	27,596,096
Citizens Financial Group, Inc.	79,132	3,662,229
Comerica, Inc.	25,869	1,944,314
Commerce Bancshares, Inc.	19,606	1,525,543
Cullen/Frost Bankers, Inc.	10,388	1,247,183
East West Bancorp, Inc.	26,169	1,992,769
Fifth Third Bancorp	132,025	5,352,294
First Citizens Bancshares, Inc.	1,168	1,013,193
First Hawaiian, Inc.	24,024	659,699
First Horizon National Corp.	101,334	1,853,399
First Republic Bank	32,077	5,877,789
FNB Corp., Pennsylvania	59,919	772,356
Huntington Bancshares, Inc.	187,706	2,875,656
JPMorgan Chase & Co.	563,541	86,678,241
KeyCorp	180,387	3,925,221
M&T Bank Corp.	23,786	3,750,814
PacWest Bancorp	21,717	942,735
Peoples United Financial, Inc.	78,624	1,425,453
Pinnacle Financial Partners, Inc.	13,712	1,201,720
PNC Financial Services Group, Inc.	78,866	14,743,999
Popular, Inc.	15,434	1,141,499
Prosperity Bancshares, Inc.	16,535	1,213,008
Regions Financial Corp.	178,390	3,888,902
Signature Bank	10,423	2,621,489
Sterling Bancorp	36,482	916,793
SVB Financial Group (a)	9,544	5,457,546
Synovus Financial Corp.	27,130	1,271,312
TCF Financial Corp.	28,067	1,277,610
Truist Financial Corp.	250,482	14,856,087
U.S. Bancorp	252,758	15,001,187
Umpqua Holdings Corp.	40,863	761,686
Webster Financial Corp.	16,632	879,999
Wells Fargo & Co.	706,048	31,807,462
Western Alliance Bancorp.	18,148	1,906,810
Wintrust Financial Corp.	10,419	803,305
Zions Bancorp NA	29,909	1,668,922
		315,552,023
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	8,369	1,348,832
Ameriprise Financial, Inc.	21,913	5,662,319
Apollo Global Management LLC Class A	15,919	881,435
Bank of New York Mellon Corp.	148,426	7,403,489
BlackRock, Inc. Class A	27,379	22,431,615
Carlyle Group LP	19,863	847,356
Cboe Global Markets, Inc.	15,662	1,634,643
Charles Schwab Corp.	256,184	18,035,354
CME Group, Inc.	66,015	13,334,370
Evercore, Inc. Class A	7,325	1,026,452
Franklin Resources, Inc.	51,364	1,540,920
Goldman Sachs Group, Inc.	61,614	21,469,398
Interactive Brokers Group, Inc.	13,661	977,035
Intercontinental Exchange, Inc.	66,742	7,856,201
Invesco Ltd.	69,988	1,889,676
KKR & Co. LP	100,930	5,710,619
Lazard Ltd. Class A	18,793	845,497
LPL Financial	13,423	2,103,384
Morgan Stanley	259,931	21,457,304
Morningstar, Inc.	646	171,196
NASDAQ, Inc.	21,260	3,434,340
Northern Trust Corp.	35,676	4,059,929
Raymond James Financial, Inc.	22,816	2,983,876
S&P Global, Inc.	18,364	7,169,122
SEI Investments Co.	20,874	1,282,499
State Street Corp.	65,387	5,489,239
T. Rowe Price Group, Inc.	31,351	5,618,099
Tradeweb Markets, Inc. Class A	2,337	189,951
Virtu Financial, Inc. Class A	1,262	37,393
		166,891,543
Consumer Finance - 1.3%
Ally Financial, Inc.	69,368	3,568,984
American Express Co.	121,637	18,653,034
Capital One Financial Corp.	84,137	12,543,144
Credit Acceptance Corp. (a)(b)	1,619	639,165
Discover Financial Services	56,906	6,487,284
LendingTree, Inc. (a)(b)	105	21,681
OneMain Holdings, Inc.	13,564	771,385
Santander Consumer U.S.A. Holdings, Inc.	13,435	455,984
SLM Corp.	53,291	1,047,701
Synchrony Financial	108,228	4,733,893
Upstart Holdings, Inc. (b)	2,053	223,818
		49,146,073
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	349,990	96,229,725
Equitable Holdings, Inc.	74,405	2,546,883
Jefferies Financial Group, Inc.	41,225	1,340,225
Voya Financial, Inc.	22,989	1,559,114
		101,675,947
Insurance - 3.6%
AFLAC, Inc.	127,319	6,840,850
Alleghany Corp. (a)	2,313	1,570,458
Allstate Corp.	56,400	7,151,520
American Financial Group, Inc.	13,207	1,622,612
American International Group, Inc.	160,209	7,762,126
American National Group, Inc.	1,398	158,463
Arch Capital Group Ltd. (a)	73,085	2,902,205
Arthur J. Gallagher & Co.	35,453	5,138,912
Assurant, Inc.	10,874	1,691,994
Assured Guaranty Ltd.	14,541	739,410
Athene Holding Ltd. (a)	21,128	1,260,708
Axis Capital Holdings Ltd.	14,043	783,599
Brighthouse Financial, Inc. (a)	16,429	768,713
Brown & Brown, Inc.	41,413	2,202,343
Chubb Ltd.	83,597	14,344,409
Cincinnati Financial Corp.	27,825	3,135,321
CNA Financial Corp.	5,259	246,805
Erie Indemnity Co. Class A	1,992	426,328
Everest Re Group Ltd.	7,316	2,026,166
Fidelity National Financial, Inc.	51,002	2,326,711
First American Financial Corp.	20,153	1,299,869
Globe Life, Inc.	19,150	1,962,684
GoHealth, Inc. (a)	7,245	86,433
Hanover Insurance Group, Inc.	6,740	932,209
Hartford Financial Services Group, Inc.	66,384	4,378,689
Kemper Corp.	11,447	893,553
Lemonade, Inc. (a)(b)	6,201	560,570
Lincoln National Corp.	31,329	2,009,129
Loews Corp.	42,165	2,350,699
Markel Corp. (a)	2,511	2,953,991
Marsh & McLennan Companies, Inc.	21,011	2,851,193
Mercury General Corp. (b)	5,008	311,848
MetLife, Inc.	140,650	8,949,560
Old Republic International Corp.	52,687	1,297,154
Primerica, Inc.	2,761	441,125
Principal Financial Group, Inc.	50,470	3,223,519
Progressive Corp.	77,396	7,796,873
Prudential Financial, Inc.	73,500	7,376,460
Reinsurance Group of America, Inc.	12,554	1,638,674
RenaissanceRe Holdings Ltd.	6,208	1,047,972
The Travelers Companies, Inc.	46,986	7,266,855
Unum Group	37,776	1,067,550
W.R. Berkley Corp.	25,874	2,062,675
White Mountains Insurance Group Ltd.	560	652,641
Willis Towers Watson PLC	23,899	6,186,495
		132,698,073
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	100,424	1,800,602
Annaly Capital Management, Inc.	260,427	2,364,677
New Residential Investment Corp.	85,156	912,872
Starwood Property Trust, Inc.	50,883	1,313,799
		6,391,950
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	62,802	957,102
New York Community Bancorp, Inc.	83,681	1,000,825
Rocket Cos., Inc. (b)	12,042	270,343
TFS Financial Corp.	9,220	180,343
		2,408,613

TOTAL FINANCIALS		774,764,222

HEALTH CARE - 12.5%
Biotechnology - 0.9%
AbbVie, Inc.	19,658	2,191,867
Acceleron Pharma, Inc. (a)	550	68,734
Agios Pharmaceuticals, Inc. (a)(b)	10,256	572,285
Alexion Pharmaceuticals, Inc. (a)	33,427	5,638,466
Alkermes PLC (a)	29,378	646,463
Biogen, Inc. (a)	19,677	5,260,252
BioMarin Pharmaceutical, Inc. (a)	3,112	242,487
bluebird bio, Inc. (a)(b)	6,880	206,400
Exact Sciences Corp. (a)	3,612	476,134
Exelixis, Inc. (a)	36,419	896,636
Gilead Sciences, Inc.	233,595	14,826,275
Ionis Pharmaceuticals, Inc. (a)(b)	12,398	530,882
Sage Therapeutics, Inc. (a)	8,786	691,985
Sana Biotechnology, Inc. (b)	1,321	28,402
United Therapeutics Corp. (a)	8,073	1,627,194
		33,904,462
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	198,100	23,787,848
Baxter International, Inc.	55,022	4,714,835
Becton, Dickinson & Co.	53,603	13,336,962
Boston Scientific Corp. (a)	265,745	11,586,482
Danaher Corp.	116,472	29,576,900
Dentsply Sirona, Inc.	40,544	2,737,125
Envista Holdings Corp. (a)	29,623	1,282,083
Globus Medical, Inc. (a)	13,998	1,004,636
Haemonetics Corp. (a)	622	41,836
Hill-Rom Holdings, Inc.	10,904	1,201,839
Hologic, Inc. (a)	14,329	939,266
ICU Medical, Inc. (a)	2,622	546,084
Integra LifeSciences Holdings Corp. (a)	13,227	979,856
Medtronic PLC	249,561	32,672,526
STERIS PLC	14,792	3,121,408
Stryker Corp.	43,430	11,406,021
Tandem Diabetes Care, Inc. (a)	1,248	114,691
Teleflex, Inc.	3,205	1,354,048
The Cooper Companies, Inc.	7,954	3,268,219
Zimmer Biomet Holdings, Inc.	38,484	6,817,825
		150,490,490
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	16,291	992,448
AmerisourceBergen Corp.	14,085	1,701,468
Anthem, Inc.	34,406	13,053,292
Centene Corp. (a)	75,275	4,647,479
Cigna Corp.	46,694	11,627,273
CVS Health Corp.	243,184	18,579,258
DaVita HealthCare Partners, Inc. (a)	11,490	1,338,930
Encompass Health Corp.	10,043	852,249
HCA Holdings, Inc.	23,733	4,771,757
Henry Schein, Inc. (a)	26,492	1,920,670
Humana, Inc.	14,827	6,601,573
Laboratory Corp. of America Holdings (a)	17,019	4,524,842
McKesson Corp.	7,551	1,416,266
Molina Healthcare, Inc. (a)	3,590	915,809
Oak Street Health, Inc. (a)(b)	7,818	481,823
Premier, Inc.	22,650	800,678
Quest Diagnostics, Inc.	24,843	3,276,295
Signify Health, Inc.	1,203	34,105
UnitedHealth Group, Inc.	29,505	11,766,594
Universal Health Services, Inc. Class B	13,675	2,029,507
		91,332,316
Health Care Technology - 0.0%
American Well Corp. (b)	3,120	48,017
Certara, Inc. (b)	3,677	116,965
Change Healthcare, Inc. (a)	11,893	272,944
Teladoc Health, Inc. (a)(b)	1,322	227,847
		665,773
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	51,807	6,923,487
Berkeley Lights, Inc. (a)	2,143	105,243
Bio-Rad Laboratories, Inc. Class A (a)	3,916	2,467,589
Bio-Techne Corp.	428	182,966
Bruker Corp.	11,021	755,159
Charles River Laboratories International, Inc. (a)	1,028	341,759
IQVIA Holdings, Inc. (a)	21,935	5,147,925
Maravai LifeSciences Holdings, Inc.	4,369	169,998
Mettler-Toledo International, Inc. (a)	256	336,210
PerkinElmer, Inc.	16,660	2,159,636
PPD, Inc. (a)	4,582	211,688
PRA Health Sciences, Inc. (a)	1,745	291,223
QIAGEN NV (a)	41,769	2,010,342
Sotera Health Co.	7,075	182,252
Syneos Health, Inc. (a)	13,532	1,148,190
Thermo Fisher Scientific, Inc.	30,348	14,270,540
Waters Corp. (a)	10,529	3,157,331
		39,861,538
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	268,305	16,747,598
Catalent, Inc. (a)	30,186	3,395,019
Elanco Animal Health, Inc. (a)	84,289	2,672,804
Horizon Therapeutics PLC (a)	2,680	253,582
Jazz Pharmaceuticals PLC (a)	10,222	1,680,497
Johnson & Johnson	424,863	69,137,956
Merck & Co., Inc.	59,222	4,412,039
Nektar Therapeutics (a)(b)	31,999	627,500
Perrigo Co. PLC	25,434	1,058,817
Pfizer, Inc.	1,034,606	39,987,522
Reata Pharmaceuticals, Inc. (a)(b)	483	48,976
Royalty Pharma PLC	34,150	1,502,600
Viatris, Inc. (a)	224,353	2,983,895
Zoetis, Inc. Class A	8,410	1,455,182
		145,963,987

TOTAL HEALTH CARE		462,218,566

INDUSTRIALS - 13.7%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	6,378	426,816
Curtiss-Wright Corp.	7,689	983,423
General Dynamics Corp.	47,160	8,971,247
HEICO Corp.	1,766	248,653
HEICO Corp. Class A	2,668	336,915
Hexcel Corp. (a)(b)	15,517	875,314
Howmet Aerospace, Inc. (a)	73,240	2,340,750
Huntington Ingalls Industries, Inc.	6,660	1,414,051
L3Harris Technologies, Inc.	38,978	8,155,367
Mercury Systems, Inc. (a)	1,844	138,743
Northrop Grumman Corp.	2,347	831,871
Raytheon Technologies Corp.	265,198	22,075,082
Spirit AeroSystems Holdings, Inc. Class A	19,462	889,219
Teledyne Technologies, Inc. (a)	6,739	3,017,387
Textron, Inc.	42,240	2,713,498
The Boeing Co. (a)	99,339	23,276,121
TransDigm Group, Inc. (a)	7,634	4,685,291
Virgin Galactic Holdings, Inc. (a)(b)	1,732	38,364
		81,418,112
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	20,756	2,014,992
Expeditors International of Washington, Inc.	12,110	1,330,405
FedEx Corp.	45,587	13,234,362
United Parcel Service, Inc. Class B	45,315	9,237,916
XPO Logistics, Inc. (a)	16,008	2,227,033
		28,044,708
Airlines - 0.6%
Alaska Air Group, Inc. (a)	22,533	1,557,932
American Airlines Group, Inc. (a)(b)	114,594	2,488,982
Copa Holdings SA Class A (a)	5,800	501,700
Delta Air Lines, Inc. (a)	118,388	5,554,765
JetBlue Airways Corp. (a)	58,493	1,190,917
Southwest Airlines Co. (a)	109,476	6,872,903
United Airlines Holdings, Inc. (a)	57,911	3,150,358
		21,317,557
Building Products - 0.9%
A.O. Smith Corp.	24,585	1,665,634
Allegion PLC	5,975	802,921
Armstrong World Industries, Inc.	5,554	575,672
Carrier Global Corp.	103,398	4,506,085
Fortune Brands Home & Security, Inc.	25,607	2,688,223
Johnson Controls International PLC	135,084	8,421,137
Lennox International, Inc.	6,415	2,151,206
Masco Corp.	47,623	3,042,157
Owens Corning	19,854	1,922,066
The AZEK Co., Inc.	14,212	686,155
Trane Technologies PLC	44,376	7,713,880
		34,175,136
Commercial Services & Supplies - 0.5%
ADT, Inc. (b)	28,414	261,409
Cintas Corp.	1,870	645,412
Clean Harbors, Inc. (a)	9,513	846,276
Driven Brands Holdings, Inc. (b)	6,109	174,229
IAA Spinco, Inc. (a)	19,048	1,196,405
MSA Safety, Inc.	5,251	844,151
Republic Services, Inc.	38,996	4,145,275
Rollins, Inc.	5,207	194,117
Stericycle, Inc. (a)	16,953	1,293,175
Waste Management, Inc.	68,384	9,434,940
		19,035,389
Construction & Engineering - 0.1%
AECOM (a)	26,208	1,740,997
Quanta Services, Inc.	20,251	1,957,057
Valmont Industries, Inc.	3,883	958,519
		4,656,573
Electrical Equipment - 1.0%
Acuity Brands, Inc.	6,635	1,230,925
AMETEK, Inc.	42,578	5,745,050
Array Technologies, Inc.	21,101	594,204
Eaton Corp. PLC	74,361	10,628,418
Emerson Electric Co.	110,655	10,013,171
Generac Holdings, Inc. (a)	1,006	325,894
GrafTech International Ltd.	31,675	402,906
Hubbell, Inc. Class B	10,038	1,927,396
nVent Electric PLC	28,938	881,162
Regal Beloit Corp.	7,514	1,085,247
Rockwell Automation, Inc.	11,058	2,922,187
Sensata Technologies, Inc. PLC (a)	28,583	1,650,382
Shoals Technologies Group, Inc.	15,091	483,968
		37,890,910
Industrial Conglomerates - 1.8%
3M Co.	35,551	7,008,524
Carlisle Companies, Inc.	9,734	1,865,521
General Electric Co.	1,616,565	21,209,333
Honeywell International, Inc.	130,633	29,136,384
Roper Technologies, Inc.	16,685	7,448,851
		66,668,613
Machinery - 3.4%
AGCO Corp.	11,445	1,670,054
Allison Transmission Holdings, Inc.	7,340	304,390
Caterpillar, Inc.	100,724	22,976,152
Colfax Corp. (a)(b)	20,578	929,920
Crane Co.	9,067	852,842
Cummins, Inc.	27,387	6,902,619
Deere & Co.	52,442	19,448,116
Donaldson Co., Inc.	21,097	1,326,579
Dover Corp.	26,689	3,981,732
Flowserve Corp.	24,144	957,068
Fortive Corp.	55,259	3,913,442
Gates Industrial Corp. PLC (a)	12,540	216,315
Graco, Inc.	15,308	1,175,654
IDEX Corp.	13,999	3,138,576
Illinois Tool Works, Inc.	32,615	7,516,453
Ingersoll Rand, Inc. (a)	64,386	3,181,312
ITT, Inc.	16,023	1,511,129
Lincoln Electric Holdings, Inc.	6,076	778,032
Middleby Corp. (a)	10,234	1,855,629
Nordson Corp.	1,959	414,152
Oshkosh Corp.	12,586	1,566,076
Otis Worldwide Corp.	75,817	5,903,870
PACCAR, Inc.	63,019	5,664,148
Parker Hannifin Corp.	23,783	7,463,343
Pentair PLC	30,649	1,977,167
Snap-On, Inc.	9,980	2,371,248
Stanley Black & Decker, Inc.	28,643	5,922,513
Timken Co.	11,749	985,389
Toro Co.	1,967	225,418
Trinity Industries, Inc.	16,294	450,366
Westinghouse Air Brake Co.	33,649	2,761,573
Woodward, Inc.	10,439	1,304,979
Xylem, Inc.	33,225	3,676,346
		123,322,602
Marine - 0.0%
Kirby Corp. (a)	11,025	702,293
Professional Services - 0.5%
CACI International, Inc. Class A (a)	3,859	983,505
CoreLogic, Inc.	12,887	1,027,094
Dun & Bradstreet Holdings, Inc. (a)(b)	13,057	310,234
Equifax, Inc.	5,795	1,328,388
FTI Consulting, Inc. (a)	6,518	905,024
IHS Markit Ltd.	33,559	3,610,277
Jacobs Engineering Group, Inc.	24,040	3,211,984
Leidos Holdings, Inc.	22,547	2,283,560
Manpower, Inc.	10,742	1,298,600
Nielsen Holdings PLC	66,233	1,698,876
Robert Half International, Inc.	20,496	1,795,655
Science Applications International Corp.	9,340	835,183
TransUnion Holding Co., Inc.	3,125	326,844
		19,615,224
Road & Rail - 1.6%
AMERCO	1,650	984,440
CSX Corp.	141,861	14,292,496
J.B. Hunt Transport Services, Inc.	11,373	1,941,485
Kansas City Southern	16,836	4,919,648
Knight-Swift Transportation Holdings, Inc. Class A	23,172	1,091,865
Landstar System, Inc.	1,323	227,926
Lyft, Inc. (a)	46,840	2,607,114
Norfolk Southern Corp.	46,815	13,072,621
Old Dominion Freight Lines, Inc.	2,489	641,689
Ryder System, Inc.	9,726	776,524
Schneider National, Inc. Class B	10,928	264,785
Uber Technologies, Inc. (a)	59,251	3,245,177
Union Pacific Corp.	61,099	13,569,477
		57,635,247
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	19,742	922,149
Fastenal Co.	20,144	1,053,128
MSC Industrial Direct Co., Inc. Class A	8,523	768,434
United Rentals, Inc. (a)	13,371	4,278,051
Univar, Inc. (a)	30,868	720,768
W.W. Grainger, Inc.	2,166	939,048
Watsco, Inc.	6,039	1,768,582
		10,450,160
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	13,690	456,014

TOTAL INDUSTRIALS		505,388,538

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	1,945	613,006
Ciena Corp. (a)	28,340	1,430,320
Cisco Systems, Inc.	790,036	40,220,733
CommScope Holding Co., Inc. (a)	33,940	558,313
EchoStar Holding Corp. Class A (a)	8,981	219,585
F5 Networks, Inc. (a)	11,456	2,139,523
Juniper Networks, Inc.	60,950	1,547,521
Lumentum Holdings, Inc. (a)	12,519	1,064,741
Motorola Solutions, Inc.	28,369	5,341,883
Ubiquiti, Inc.	303	86,455
ViaSat, Inc. (a)(b)	11,051	572,331
		53,794,411
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	44,190	2,975,755
Arrow Electronics, Inc. (a)	13,739	1,567,208
Avnet, Inc.	18,253	801,672
Coherent, Inc. (a)	784	203,832
Corning, Inc.	139,259	6,156,640
Dolby Laboratories, Inc. Class A	10,499	1,065,334
FLIR Systems, Inc.	24,240	1,453,673
IPG Photonics Corp. (a)	6,167	1,338,917
Jabil, Inc.	22,095	1,158,220
Keysight Technologies, Inc. (a)	23,083	3,332,031
Littelfuse, Inc.	4,381	1,162,016
National Instruments Corp.	23,834	986,966
SYNNEX Corp.	7,713	934,816
Trimble, Inc. (a)	46,311	3,797,502
Vontier Corp. (a)	28,350	888,489
Zebra Technologies Corp. Class A (a)	840	409,702
		28,232,773
IT Services - 2.4%
Akamai Technologies, Inc. (a)	5,195	564,697
Alliance Data Systems Corp.	8,675	1,022,349
Amdocs Ltd.	24,014	1,842,834
Automatic Data Processing, Inc.	11,186	2,091,670
BigCommerce Holdings, Inc. (a)(b)	1,430	85,714
Cognizant Technology Solutions Corp. Class A	92,274	7,418,830
Concentrix Corp. (a)	7,700	1,196,426
DXC Technology Co.	47,108	1,550,324
Euronet Worldwide, Inc. (a)	9,344	1,340,210
Fidelity National Information Services, Inc.	114,858	17,561,788
Fiserv, Inc. (a)	75,272	9,041,673
Genpact Ltd.	21,266	1,010,773
Global Payments, Inc.	55,358	11,881,488
IBM Corp.	165,284	23,450,494
Jack Henry & Associates, Inc.	3,066	499,237
Paychex, Inc.	12,508	1,219,405
Sabre Corp. (b)	58,944	882,981
The Western Union Co.	61,273	1,578,392
Twilio, Inc. Class A (a)	4,496	1,653,629
VeriSign, Inc. (a)	7,638	1,670,965
WEX, Inc. (a)	7,457	1,530,251
		89,094,130
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	15,573	1,271,068
Allegro MicroSystems LLC (a)	4,989	123,129
Analog Devices, Inc.	60,130	9,209,511
Broadcom, Inc.	3,813	1,739,491
Cirrus Logic, Inc. (a)	10,731	798,494
Cree, Inc. (a)(b)	20,485	2,036,619
Entegris, Inc.	1,603	180,466
First Solar, Inc. (a)	17,021	1,302,617
Intel Corp.	763,298	43,912,534
Marvell Technology, Inc.	123,729	5,593,788
Maxim Integrated Products, Inc.	32,957	3,097,958
Microchip Technology, Inc.	11,602	1,743,665
Micron Technology, Inc. (a)	206,847	17,803,321
MKS Instruments, Inc.	2,510	449,566
ON Semiconductor Corp. (a)	75,377	2,939,703
Qorvo, Inc. (a)	21,186	3,986,570
Skyworks Solutions, Inc.	30,618	5,551,962
Texas Instruments, Inc.	85,737	15,476,386
		117,216,848
Software - 0.7%
2U, Inc. (a)(b)	8,595	337,354
Aspen Technology, Inc. (a)	824	107,812
Autodesk, Inc. (a)	13,620	3,975,814
C3.Ai, Inc. (b)	468	31,010
CDK Global, Inc.	19,746	1,058,188
Ceridian HCM Holding, Inc. (a)	6,446	609,018
Citrix Systems, Inc.	16,662	2,063,589
Crowdstrike Holdings, Inc. (a)	7,885	1,644,101
Datto Holding Corp. (b)	2,138	54,626
Duck Creek Technologies, Inc. (a)	2,349	97,671
FireEye, Inc. (a)	32,481	645,560
Guidewire Software, Inc. (a)	12,667	1,336,495
Jamf Holding Corp. (a)(b)	3,947	144,144
JFrog Ltd. (b)	450	22,064
Manhattan Associates, Inc. (a)	1,290	177,040
McAfee Corp.	3,526	85,611
nCino, Inc. (a)(b)	1,498	97,954
Nuance Communications, Inc. (a)	52,970	2,816,415
Oracle Corp.	41,175	3,120,653
Pegasystems, Inc.	753	95,586
Salesforce.com, Inc. (a)	11,893	2,739,196
SolarWinds, Inc. (a)(b)	8,453	142,518
SS&C Technologies Holdings, Inc.	32,972	2,447,182
Synopsys, Inc. (a)	2,011	496,838
Teradata Corp. (a)	4,743	234,636
Unity Software, Inc. (b)	888	90,203
		24,671,278
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc. (a)	45,652	4,488,961
Hewlett Packard Enterprise Co.	239,603	3,838,440
HP, Inc.	239,817	8,180,158
NCR Corp. (a)	23,832	1,090,314
NetApp, Inc.	18,823	1,405,890
Pure Storage, Inc. Class A (a)	19,612	396,555
Western Digital Corp.	56,558	3,994,692
Xerox Holdings Corp.	31,229	753,868
		24,148,878

TOTAL INFORMATION TECHNOLOGY		337,158,318

MATERIALS - 4.8%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	35,856	10,343,739
Albemarle Corp. U.S.	21,503	3,616,160
Ashland Global Holdings, Inc.	10,268	885,204
Axalta Coating Systems Ltd. (a)	39,087	1,246,484
Cabot Corp.	10,392	570,313
Celanese Corp. Class A	21,145	3,312,364
CF Industries Holdings, Inc.	39,684	1,929,833
Corteva, Inc.	139,356	6,794,999
Dow, Inc.	137,941	8,621,313
DuPont de Nemours, Inc.	99,904	7,703,597
Eastman Chemical Co.	25,156	2,902,751
Ecolab, Inc.	37,103	8,315,524
Element Solutions, Inc.	40,203	879,642
FMC Corp.	19,309	2,283,096
Huntsman Corp.	37,194	1,066,352
International Flavors & Fragrances, Inc.	46,267	6,577,779
Linde PLC	97,721	27,932,571
LyondellBasell Industries NV Class A	47,632	4,941,344
NewMarket Corp.	212	73,477
Olin Corp.	26,539	1,141,973
PPG Industries, Inc.	43,827	7,504,935
RPM International, Inc.	3,855	365,608
The Chemours Co. LLC	30,379	917,446
The Mosaic Co.	64,085	2,254,510
The Scotts Miracle-Gro Co. Class A	459	106,102
Valvoline, Inc.	33,766	1,060,252
W.R. Grace & Co.	6,695	460,147
Westlake Chemical Corp.	6,312	592,634
		114,400,149
Construction Materials - 0.3%
Eagle Materials, Inc.	7,684	1,061,468
Martin Marietta Materials, Inc.	11,539	4,074,652
Vulcan Materials Co.	24,543	4,374,544
		9,510,664
Containers & Packaging - 0.6%
Amcor PLC	248,525	2,920,169
Aptargroup, Inc.	11,938	1,800,370
Ardagh Group SA	3,358	90,196
Avery Dennison Corp.	9,095	1,947,876
Ball Corp.	3,821	357,798
Berry Global Group, Inc. (a)	16,397	1,043,177
Crown Holdings, Inc.	21,605	2,372,229
Graphic Packaging Holding Co.	38,540	714,917
International Paper Co.	73,052	4,237,016
Packaging Corp. of America	17,382	2,566,452
Sealed Air Corp.	28,835	1,424,449
Silgan Holdings, Inc.	14,616	616,357
Sonoco Products Co.	18,615	1,218,538
WestRock Co.	48,374	2,696,851
		24,006,395
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	269,334	10,156,585
Newmont Corp.	149,302	9,317,938
Nucor Corp.	55,967	4,603,845
Reliance Steel & Aluminum Co.	11,778	1,888,131
Royal Gold, Inc.	3,482	389,497
Southern Copper Corp.	15,266	1,059,613
Steel Dynamics, Inc.	37,223	2,018,231
		29,433,840

TOTAL MATERIALS		177,351,048

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	25,187	4,561,366
American Campus Communities, Inc.	25,386	1,147,701
American Homes 4 Rent Class A	50,639	1,875,669
Americold Realty Trust	39,649	1,601,423
Apartment Income (REIT) Corp.	27,490	1,241,174
Apartment Investment & Management Co. Class A	27,838	193,196
Apple Hospitality (REIT), Inc.	38,982	618,255
AvalonBay Communities, Inc.	26,133	5,017,536
Boston Properties, Inc.	28,911	3,161,418
Brandywine Realty Trust (SBI)	31,408	424,950
Brixmor Property Group, Inc.	54,903	1,226,533
Brookfield Property REIT, Inc. Class A	674	12,122
Camden Property Trust (SBI)	17,504	2,108,882
CoreSite Realty Corp.	2,457	298,501
Corporate Office Properties Trust (SBI)	20,882	585,531
Cousins Properties, Inc.	27,383	1,004,135
Crown Castle International Corp.	5,171	977,629
CubeSmart	35,811	1,516,238
CyrusOne, Inc.	22,327	1,626,075
Digital Realty Trust, Inc.	51,884	8,006,220
Douglas Emmett, Inc.	30,989	1,039,371
Duke Realty Corp.	68,453	3,184,434
Empire State Realty Trust, Inc.	26,750	304,683
EPR Properties	13,737	655,392
Equity Commonwealth	21,707	625,162
Equity Lifestyle Properties, Inc.	19,033	1,320,890
Equity Residential (SBI)	68,263	5,067,162
Essex Property Trust, Inc.	12,115	3,519,650
Extra Space Storage, Inc.	7,040	1,046,778
Federal Realty Investment Trust (SBI)	14,194	1,601,651
First Industrial Realty Trust, Inc.	23,789	1,183,979
Gaming & Leisure Properties	40,361	1,876,383
Healthcare Trust of America, Inc.	40,397	1,186,460
Healthpeak Properties, Inc.	100,202	3,440,937
Highwoods Properties, Inc. (SBI)	19,019	851,861
Host Hotels & Resorts, Inc.	129,704	2,355,425
Hudson Pacific Properties, Inc.	27,805	781,599
Invitation Homes, Inc.	104,199	3,653,217
Iron Mountain, Inc.	21,893	878,347
JBG SMITH Properties	22,515	734,214
Kilroy Realty Corp.	21,542	1,476,489
Kimco Realty Corp.	76,525	1,607,025
Lamar Advertising Co. Class A	15,967	1,581,372
Life Storage, Inc.	13,708	1,316,790
Medical Properties Trust, Inc.	106,388	2,345,855
Mid-America Apartment Communities, Inc.	21,236	3,341,060
National Retail Properties, Inc.	32,071	1,488,736
Omega Healthcare Investors, Inc.	42,481	1,614,278
Outfront Media, Inc.	26,724	651,264
Paramount Group, Inc.	34,916	370,459
Park Hotels & Resorts, Inc.	43,574	972,136
Prologis (REIT), Inc.	136,906	15,953,656
Public Storage	9,710	2,730,064
Rayonier, Inc.	24,581	891,799
Realty Income Corp.	69,429	4,801,015
Regency Centers Corp.	31,275	1,990,967
Rexford Industrial Realty, Inc.	24,402	1,355,531
SBA Communications Corp. Class A	17,768	5,325,425
Simon Property Group, Inc.	12,963	1,578,116
SL Green Realty Corp.	13,040	965,090
Spirit Realty Capital, Inc.	21,192	1,007,468
Store Capital Corp.	44,722	1,600,600
Sun Communities, Inc.	19,657	3,279,377
UDR, Inc.	54,336	2,523,907
Ventas, Inc.	69,323	3,844,654
VEREIT, Inc.	40,659	1,945,127
VICI Properties, Inc. (b)	99,343	3,149,173
Vornado Realty Trust	32,607	1,491,770
Weingarten Realty Investors (SBI)	22,604	731,013
Welltower, Inc.	77,667	5,827,355
Weyerhaeuser Co.	138,735	5,378,756
WP Carey, Inc.	32,294	2,418,498
		158,066,974
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	61,947	5,277,884
Howard Hughes Corp. (a)	7,236	781,054
Jones Lang LaSalle, Inc. (a)	9,561	1,796,608
		7,855,546

TOTAL REAL ESTATE		165,922,520

UTILITIES - 5.0%
Electric Utilities - 3.1%
Alliant Energy Corp.	46,327	2,602,188
American Electric Power Co., Inc.	92,326	8,190,239
Avangrid, Inc. (b)	10,587	538,878
Duke Energy Corp.	136,643	13,758,584
Edison International	66,440	3,949,858
Entergy Corp.	37,310	4,077,610
Evergy, Inc.	41,981	2,685,525
Eversource Energy	63,795	5,500,405
Exelon Corp.	180,975	8,133,017
FirstEnergy Corp.	100,681	3,817,824
Hawaiian Electric Industries, Inc.	19,879	855,990
IDACORP, Inc.	9,346	957,778
NextEra Energy, Inc.	364,193	28,228,599
NRG Energy, Inc.	29,381	1,052,427
OGE Energy Corp.	37,089	1,244,707
PG&E Corp. (a)	245,634	2,780,577
Pinnacle West Capital Corp.	20,920	1,770,878
PPL Corp.	143,124	4,169,202
Southern Co.	196,437	12,998,236
Xcel Energy, Inc.	97,658	6,963,015
		114,275,537
Gas Utilities - 0.1%
Atmos Energy Corp.	23,550	2,439,545
National Fuel Gas Co. (b)	16,068	797,937
UGI Corp.	38,707	1,691,883
		4,929,365
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	122,857	3,417,882
Vistra Corp.	90,501	1,526,752
		4,944,634
Multi-Utilities - 1.5%
Ameren Corp.	45,741	3,880,666
CenterPoint Energy, Inc.	93,481	2,289,350
CMS Energy Corp.	53,076	3,417,564
Consolidated Edison, Inc.	63,737	4,933,881
Dominion Energy, Inc.	151,620	12,114,438
DTE Energy Co.	35,685	4,996,614
MDU Resources Group, Inc.	36,949	1,236,314
NiSource, Inc.	71,148	1,851,271
Public Service Enterprise Group, Inc.	93,870	5,928,829
Sempra Energy	53,867	7,410,483
WEC Energy Group, Inc.	58,691	5,703,004
		53,762,414
Water Utilities - 0.2%
American Water Works Co., Inc.	33,669	5,252,027
Essential Utilities, Inc.	41,558	1,958,629
		7,210,656

TOTAL UTILITIES		185,122,606

TOTAL COMMON STOCKS
(Cost $2,803,772,258)		3,671,744,098

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.04% (c)	12,690,580	12,693,118
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	26,977,531	26,980,229
TOTAL MONEY MARKET FUNDS
(Cost $39,673,347)		39,673,347
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,843,445,605)		3,711,417,445
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(21,585,837)
NET ASSETS - 100%		$3,689,831,608

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	June 2021	$6,679,040	$330,564	$330,564
CME E-mini S&P MidCap 400 Index Contracts (United States)	27	June 2021	7,344,810	353,506	353,506
TOTAL FUTURES CONTRACTS					$684,070

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,516
Fidelity Securities Lending Cash Central Fund	99,289
Total	$108,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$336,557,583	$336,557,583	$--	$--
Consumer Discretionary	289,692,069	289,692,069	--	--
Consumer Staples	256,207,547	256,207,547	--	--
Energy	181,361,081	181,361,081	--	--
Financials	774,764,222	774,764,222	--	--
Health Care	462,218,566	462,218,566	--	--
Industrials	505,388,538	505,388,538	--	--
Information Technology	337,158,318	337,158,318	--	--
Materials	177,351,048	177,351,048	--	--
Real Estate	165,922,520	165,922,520	--	--
Utilities	185,122,606	185,122,606	--	--
Money Market Funds	39,673,347	39,673,347	--	--
Total Investments in Securities:	$3,711,417,445	$3,711,417,445	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$684,070	$684,070	$--	$--
Total Assets	$684,070	$684,070	$--	$--
Total Derivative Instruments:	$684,070	$684,070	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$684,070	$0
Total Equity Risk	684,070	0
Total Value of Derivatives	$684,070	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021
Assets
Investment in securities, at value (including securities loaned of $26,264,943) — See accompanying schedule: Unaffiliated issuers (cost $2,803,772,258)	$3,671,744,098
Fidelity Central Funds (cost $39,673,347)	39,673,347
Total Investment in Securities (cost $2,843,445,605)		$3,711,417,445
Segregated cash with brokers for derivative instruments		752,000
Cash		34,044
Receivable for fund shares sold		10,496,780
Dividends receivable		3,432,465
Distributions receivable from Fidelity Central Funds		3,244
Total assets		3,726,135,978
Liabilities
Payable for investments purchased	$7,470,413
Payable for fund shares redeemed	1,586,645
Accrued management fee	104,971
Payable for daily variation margin on futures contracts	161,472
Other payables and accrued expenses	1,822
Collateral on securities loaned	26,979,047
Total liabilities		36,304,370
Net Assets		$3,689,831,608
Net Assets consist of:
Paid in capital		$3,000,152,084
Total accumulated earnings (loss)		689,679,524
Net Assets		$3,689,831,608
Net Asset Value, offering price and redemption price per share ($3,689,831,608 ÷ 240,369,649 shares)		$15.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2021
Investment Income
Dividends		$60,865,803
Interest		593
Income from Fidelity Central Funds (including $99,289 from security lending)		108,805
Total income		60,975,201
Expenses
Management fee	$931,112
Independent trustees' fees and expenses	7,752
Total expenses before reductions	938,864
Expense reductions	(195)
Total expenses after reductions		938,669
Net investment income (loss)		60,036,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(64,614,393)
Fidelity Central Funds	2,600
Futures contracts	7,148,684
Total net realized gain (loss)		(57,463,109)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,036,745,683
Futures contracts	(1,090,599)
Total change in net unrealized appreciation (depreciation)		1,035,655,084
Net gain (loss)		978,191,975
Net increase (decrease) in net assets resulting from operations		$1,038,228,507

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2021	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,036,532	$64,915,757
Net realized gain (loss)	(57,463,109)	(72,339,932)
Change in net unrealized appreciation (depreciation)	1,035,655,084	(320,348,032)
Net increase (decrease) in net assets resulting from operations	1,038,228,507	(327,772,207)
Distributions to shareholders	(62,580,924)	(101,236,448)
Share transactions
Proceeds from sales of shares	1,506,019,329	1,410,367,740
Reinvestment of distributions	54,429,786	90,516,301
Cost of shares redeemed	(1,144,768,964)	(871,362,884)
Net increase (decrease) in net assets resulting from share transactions	415,680,151	629,521,157
Total increase (decrease) in net assets	1,391,327,734	200,512,502
Net Assets
Beginning of period	2,298,503,874	2,097,991,372
End of period	$3,689,831,608	$2,298,503,874
Other Information
Shares
Sold	117,238,147	120,546,045
Issued in reinvestment of distributions	4,288,788	6,956,439
Redeemed	(94,565,413)	(80,928,864)
Net increase (decrease)	26,961,522	46,573,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund

Years ended April 30,	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$12.58	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.28	.33	.30	.28	.23
Net realized and unrealized gain (loss)	4.60	(1.64)	.73	.57	1.12
Total from investment operations	4.88	(1.31)	1.03	.85	1.35
Distributions from net investment income	(.30)	(.28)	(.25)	(.21)	(.06)
Distributions from net realized gain	–	(.22)	(.06)	(.07)	–
Total distributions	(.30)	(.50)	(.31)	(.28)	(.06)
Net asset value, end of period	$15.35	$10.77	$12.58	$11.86	$11.29
Total ReturnC,D	45.93%	(11.04)%	9.15%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.04%	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.05%G
Expenses net of all reductions	.04%	.04%	.04%	.04%	.05%G
Net investment income (loss)	2.24%	2.65%	2.55%	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,689,832	$2,298,504	$2,097,991	$355,541	$2,429
Portfolio turnover rateH	31%	27%	15%	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2021

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$913,233,674
Gross unrealized depreciation	(87,836,965)
Net unrealized appreciation (depreciation)	$825,396,709
Tax Cost	$2,886,020,736

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$13,147,229
Capital loss carryforward	$(148,864,415)
Net unrealized appreciation (depreciation) on securities and other investments	$825,396,709

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(73,875,829)
Long-term	(74,988,586)
Total capital loss carryforward	$(148,864,415)

The tax character of distributions paid was as follows:

	April 30, 2021	April 30, 2020
Ordinary Income	$62,580,924	$ 67,075,811
Long-term Capital Gains	–	34,160,637
Total	$62,580,924	$ 101,236,448

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	1,265,526,908	837,355,495

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2021.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	$28,700,087.33%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Value Index Fund	$10,147	$18	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $195.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from June 7, 2016 (commencement of operations) through April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 7, 2016 (commencement of operations) through April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Large Cap Value Index Fund	.03%
Actual		$1,000.00	$1,362.90	$.18
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 100% and 87% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% and 91% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1% and 9% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC2-I-ANN-0621
1.9879609.104

Fidelity® Large Cap Growth Index Fund

Annual Report

April 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Effective July 1, 2020, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the Index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2021	Past 1 year	Life of fundA
Fidelity® Large Cap Growth Index Fund	51.34%	22.69%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$27,226	Fidelity® Large Cap Growth Index Fund
$27,300	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 45.98% for the 12 months ending April 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of two COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars in aid to boost consumers and the economy. This backdrop fueled a sharp market rotation, with small-cap value stocks usurping long-standing leadership from large growth shares. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. Reflecting this shift, the financials sector (+63%) led the way for the full period, riding momentum among banks, whose profit outlook improved amid rising long-term interest rates and a steeper yield curve. Materials (+63%) and industrials (+61%) closely followed. Conversely, notable “laggards” included the defensive utilities (+21%) and consumer staples (+23%) sectors.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending April 30, 2021, the fund gained 51.34%, roughly in line with the 51.41% advance of the benchmark Russell 1000® Growth index. By sector, information technology gained about 59% and contributed most, followed by consumer discretionary, which gained roughly 63% and communication services, which advanced 62%, lifted by the media & entertainment industry (+62%). The health care sector rose 27%, industrials gained 45%, and consumer staples advanced 25%. Other notable contributors included the financials (+36%), real estate (+23%), materials (+43%), energy (+62%), and utilities (+18%) sectors. Turning to individual stocks, the top contributor was Apple (+80%), from the technology hardware & equipment group. In software & services, Microsoft (+42%) was helpful and Alphabet (+76%) from the media & entertainment category also contributed. Tesla, within the automobiles & components industry, rose 353% and Amazon.com, within the retailing segment, gained approximately 40% and boosted the fund. Conversely, the biggest individual detractor was Regeneron Pharmaceuticals (-10%), from the pharmaceuticals, biotechnology & life sciences group. In pharmaceuticals, biotechnology & life sciences, Vertex Pharmaceuticals (-13%) and Merck (-3%) hurt. Boston Scientific, within the health care equipment & services industry, returned -11% and hindered the fund. Another detractor was Splunk (-10%), a stock in the software & services category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Apple, Inc.	10.5
Microsoft Corp.	9.5
Amazon.com, Inc.	7.4
Facebook, Inc. Class A	3.9
Alphabet, Inc. Class C	2.8
Alphabet, Inc. Class A	2.7
Tesla, Inc.	2.7
Visa, Inc. Class A	2.0
NVIDIA Corp.	1.8
MasterCard, Inc. Class A	1.7
45.0

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	43.7
Consumer Discretionary	16.6
Health Care	13.3
Communication Services	12.2
Industrials	4.7
Consumer Staples	4.3
Financials	1.9
Real Estate	1.7
Materials	0.8
Energy	0.1

Asset Allocation (% of fund's net assets)

As of April 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.0%

Schedule of Investments April 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Entertainment - 1.8%
Activision Blizzard, Inc.	108,345	$9,879,981
Electronic Arts, Inc.	14,677	2,085,308
Live Nation Entertainment, Inc. (a)	51,395	4,208,223
Netflix, Inc. (a)	152,179	78,139,351
Playtika Holding Corp.	13,183	366,224
Roku, Inc. Class A (a)	38,985	13,370,685
Spotify Technology SA (a)	48,033	12,110,080
Take-Two Interactive Software, Inc. (a)	37,988	6,662,335
World Wrestling Entertainment, Inc. Class A (b)	17,313	954,119
Zynga, Inc. (a)	267,908	2,898,765
		130,675,071
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	82,796	194,860,386
Class C (a)	81,160	195,605,339
Facebook, Inc. Class A (a)	858,776	279,170,902
IAC (a)	26,635	6,751,173
Match Group, Inc. (a)	80,170	12,476,857
Pinterest, Inc. Class A (a)	118,917	7,892,521
Zillow Group, Inc.:
Class A (a)	2,531	337,509
Class C (a)(b)	5,688	740,123
		697,834,810
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	80,206	2,912,280
Cable One, Inc.	1,927	3,449,330
Charter Communications, Inc. Class A (a)	45,373	30,556,447
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	4,668	210,947
Liberty SiriusXM Series C (a)	6,223	281,466
Nexstar Broadcasting Group, Inc. Class A	10,272	1,514,196
Sirius XM Holdings, Inc.	242,881	1,481,574
		40,406,240

TOTAL COMMUNICATION SERVICES		868,916,121

CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.0%
BorgWarner, Inc.	11,655	566,200
Automobiles - 2.7%
Tesla, Inc. (a)	273,836	194,270,212
Distributors - 0.1%
Pool Corp.	13,797	5,829,508
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	14,845	2,150,001
Chegg, Inc. (a)(b)	46,885	4,235,122
Frontdoor, Inc. (a)	5,038	269,684
H&R Block, Inc. (b)	49,811	1,108,793
		7,763,600
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (a)	9,945	14,838,238
Domino's Pizza, Inc.	13,849	5,848,987
Expedia, Inc. (a)	5,626	991,470
Las Vegas Sands Corp. (a)	52,049	3,188,522
McDonald's Corp.	37,798	8,923,352
Planet Fitness, Inc. (a)	17,262	1,449,835
Starbucks Corp.	240,830	27,572,627
The Booking Holdings, Inc. (a)	14,624	36,063,954
Vail Resorts, Inc.	1,175	382,063
Wendy's Co.	66,851	1,508,827
Wynn Resorts Ltd. (a)	9,924	1,274,242
Yum China Holdings, Inc.	9,726	611,960
Yum! Brands, Inc.	7,976	953,292
		103,607,369
Household Durables - 0.0%
NVR, Inc. (a)	121	607,190
Tempur Sealy International, Inc.	49,734	1,896,855
		2,504,045
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (a)	151,619	525,726,753
eBay, Inc.	212,137	11,835,123
Etsy, Inc. (a)	42,264	8,401,661
GrubHub, Inc. (a)	3,690	251,068
Wayfair LLC Class A (a)(b)	23,096	6,826,485
		553,041,090
Leisure Products - 0.1%
Mattel, Inc. (a)	72,147	1,548,275
Peloton Interactive, Inc. Class A (a)	22,210	2,184,354
Polaris, Inc.	2,154	301,625
		4,034,254
Multiline Retail - 0.3%
Dollar General Corp.	87,748	18,843,883
Dollar Tree, Inc. (a)	39,896	4,584,050
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	17,981	1,659,107
		25,087,040
Specialty Retail - 3.0%
AutoZone, Inc. (a)	4,795	7,020,455
Best Buy Co., Inc.	14,889	1,731,144
Burlington Stores, Inc. (a)	20,767	6,776,895
CarMax, Inc. (a)	4,443	591,985
Carvana Co. Class A (a)(b)	19,975	5,698,069
Five Below, Inc. (a)	19,493	3,923,356
Floor & Decor Holdings, Inc. Class A (a)	33,493	3,715,044
Leslie's, Inc. (b)	10,835	307,931
Lowe's Companies, Inc.	261,815	51,381,194
O'Reilly Automotive, Inc. (a)	24,883	13,757,313
Petco Health & Wellness Co., Inc. (b)	9,039	213,501
Ross Stores, Inc.	101,150	13,244,581
The Home Depot, Inc.	191,669	62,037,505
TJX Companies, Inc.	346,876	24,628,196
Tractor Supply Co.	41,196	7,769,566
Ulta Beauty, Inc. (a)	17,970	5,918,420
Vroom, Inc. (b)	29,957	1,386,110
Williams-Sonoma, Inc.	4,450	759,838
		210,861,103
Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. (a)	40,696	13,644,148
NIKE, Inc. Class B	443,820	58,859,408
VF Corp.	7,837	686,991
		73,190,547

TOTAL CONSUMER DISCRETIONARY		1,180,754,968

CONSUMER STAPLES - 4.3%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	3,189	3,879,387
Brown-Forman Corp.:
Class A	15,394	1,098,362
Class B (non-vtg.)	54,522	4,158,938
Monster Beverage Corp. (a)	131,282	12,740,918
PepsiCo, Inc.	365,175	52,643,628
The Coca-Cola Co.	814,659	43,975,293
		118,496,526
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc. (b)	21,715	403,248
Costco Wholesale Corp.	139,227	51,804,974
Grocery Outlet Holding Corp. (a)(b)	15,727	635,214
Sprouts Farmers Market LLC (a)	38,008	973,385
Sysco Corp.	124,439	10,543,716
		64,360,537
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	15,303	2,015,099
Campbell Soup Co.	37,138	1,773,340
Kellogg Co.	35,190	2,196,560
Lamb Weston Holdings, Inc.	12,363	995,222
McCormick & Co., Inc. (non-vtg.)	49,926	4,511,313
Pilgrim's Pride Corp. (a)	6,947	166,450
The Hershey Co.	40,372	6,633,120
		18,291,104
Household Products - 0.9%
Church & Dwight Co., Inc.	88,846	7,617,656
Energizer Holdings, Inc.	20,524	1,011,833
Procter & Gamble Co.	388,097	51,779,902
Reynolds Consumer Products, Inc.	7,091	207,908
The Clorox Co.	32,903	6,004,798
		66,622,097
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	72,289	22,684,288
Herbalife Nutrition Ltd. (a)	4,598	210,450
		22,894,738
Tobacco - 0.2%
Altria Group, Inc.	261,585	12,490,684

TOTAL CONSUMER STAPLES		303,155,686

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)	82,786	6,417,571
Equitrans Midstream Corp.	24,648	201,128
		6,618,699
FINANCIALS - 1.9%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	31,588	1,749,028
Ares Management Corp.	37,134	1,950,278
Carlyle Group LP	3,804	162,279
Cboe Global Markets, Inc.	8,980	937,243
FactSet Research Systems, Inc.	13,283	4,466,010
Intercontinental Exchange, Inc.	69,209	8,146,591
LPL Financial	2,204	345,367
MarketAxess Holdings, Inc.	13,277	6,485,283
Moody's Corp.	57,716	18,856,394
Morningstar, Inc.	6,424	1,702,424
MSCI, Inc.	28,774	13,977,546
S&P Global, Inc.	50,585	19,747,878
T. Rowe Price Group, Inc.	20,385	3,652,992
Tradeweb Markets, Inc. Class A	25,369	2,061,992
Virtu Financial, Inc. Class A	21,258	629,875
		84,871,180
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)(b)	271	106,988
LendingTree, Inc. (a)(b)	3,945	814,603
SLM Corp.	30,374	597,153
Upstart Holdings, Inc. (b)	1,042	113,599
		1,632,343
Insurance - 0.7%
Alleghany Corp. (a)	445	302,142
Aon PLC	81,062	20,382,229
Axis Capital Holdings Ltd.	3,627	202,387
Brown & Brown, Inc.	4,329	230,216
Erie Indemnity Co. Class A	5,097	1,090,860
GoHealth, Inc. (a)(b)	5,402	64,446
Lincoln National Corp.	10,041	643,929
Marsh & McLennan Companies, Inc.	139,565	18,938,971
Primerica, Inc.	8,653	1,382,490
Progressive Corp.	59,760	6,020,222
RenaissanceRe Holdings Ltd.	6,234	1,052,362
		50,310,254
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (b)	17,304	388,475

TOTAL FINANCIALS		137,202,252

HEALTH CARE - 13.3%
Biotechnology - 3.1%
AbbVie, Inc.	595,549	66,403,714
Acceleron Pharma, Inc. (a)	18,806	2,350,186
Agios Pharmaceuticals, Inc. (a)	4,693	261,869
Alexion Pharmaceuticals, Inc. (a)	12,849	2,167,369
Alnylam Pharmaceuticals, Inc. (a)	43,067	6,056,943
Amgen, Inc.	209,845	50,287,256
Biogen, Inc. (a)	17,486	4,674,532
BioMarin Pharmaceutical, Inc. (a)	47,670	3,714,446
bluebird bio, Inc. (a)(b)	15,755	472,650
Exact Sciences Corp. (a)	47,167	6,217,554
Exelixis, Inc. (a)	48,518	1,194,513
Global Blood Therapeutics, Inc. (a)(b)	1,911	77,931
Incyte Corp. (a)	69,675	5,948,852
Ionis Pharmaceuticals, Inc. (a)(b)	28,464	1,218,828
Iovance Biotherapeutics, Inc. (a)	54,089	1,700,558
Moderna, Inc. (a)	102,319	18,296,684
Neurocrine Biosciences, Inc. (a)(b)	35,097	3,316,316
Regeneron Pharmaceuticals, Inc. (a)	35,386	17,031,282
Repligen Corp. (a)	19,616	4,152,903
Sage Therapeutics, Inc. (a)	2,712	213,597
Sana Biotechnology, Inc. (b)	8,491	182,557
Sarepta Therapeutics, Inc. (a)	7,005	496,234
Seagen, Inc. (a)	46,762	6,722,505
Vertex Pharmaceuticals, Inc. (a)	85,945	18,753,199
		221,912,478
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	237,072	28,467,606
Abiomed, Inc. (a)	15,810	5,070,741
Align Technology, Inc. (a)	27,848	16,584,319
Baxter International, Inc.	76,840	6,584,420
DexCom, Inc. (a)	33,059	12,764,080
Edwards Lifesciences Corp. (a)	220,570	21,068,846
Haemonetics Corp. (a)	17,084	1,149,070
Hill-Rom Holdings, Inc.	3,245	357,664
Hologic, Inc. (a)	64,279	4,213,488
ICU Medical, Inc. (a)	1,946	405,293
IDEXX Laboratories, Inc. (a)	30,038	16,490,562
Insulet Corp. (a)	23,592	6,964,830
Intuitive Surgical, Inc. (a)	41,418	35,826,570
Masimo Corp. (a)	17,675	4,112,442
Novocure Ltd. (a)	36,087	7,365,357
Penumbra, Inc. (a)	11,985	3,667,290
Quidel Corp. (a)(b)	7,953	833,395
ResMed, Inc.	51,404	9,662,410
STERIS PLC	1,667	351,770
Stryker Corp.	40,213	10,561,140
Tandem Diabetes Care, Inc. (a)	19,992	1,837,265
Teleflex, Inc.	10,467	4,422,098
The Cooper Companies, Inc.	2,086	857,117
West Pharmaceutical Services, Inc.	26,248	8,622,993
		208,240,766
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	11,467	3,094,370
AmerisourceBergen Corp.	25,290	3,055,032
Anthem, Inc.	22,940	8,703,207
Cardinal Health, Inc.	104,585	6,310,659
Centene Corp. (a)	61,245	3,781,266
Chemed Corp.	5,518	2,629,934
Cigna Corp.	33,279	8,286,804
DaVita HealthCare Partners, Inc. (a)	4,435	516,811
Encompass Health Corp.	15,996	1,357,421
Guardant Health, Inc. (a)	29,618	4,708,670
HCA Holdings, Inc.	49,372	9,926,734
Humana, Inc.	17,653	7,859,822
Laboratory Corp. of America Holdings (a)	1,879	499,570
McKesson Corp.	42,174	7,910,155
Molina Healthcare, Inc. (a)	14,089	3,594,104
Oak Street Health, Inc. (a)(b)	17,846	1,099,849
Signify Health, Inc.	6,021	170,695
UnitedHealth Group, Inc.	280,708	111,946,350
		185,451,453
Health Care Technology - 0.4%
American Well Corp. (b)	16,902	260,122
Cerner Corp.	108,381	8,133,994
Certara, Inc. (b)	8,977	285,558
Change Healthcare, Inc. (a)	63,012	1,446,125
Teladoc Health, Inc. (a)(b)	36,666	6,319,385
Veeva Systems, Inc. Class A (a)	48,638	13,737,803
		30,182,987
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	20,855	4,125,119
Adaptive Biotechnologies Corp. (a)	28,806	1,198,330
Agilent Technologies, Inc.	9,359	1,250,737
Avantor, Inc. (a)	176,231	5,646,441
Berkeley Lights, Inc. (a)	6,123	300,701
Bio-Techne Corp.	12,908	5,518,041
Bruker Corp.	15,500	1,062,060
Charles River Laboratories International, Inc. (a)	15,338	5,099,118
Illumina, Inc. (a)	52,575	20,653,563
IQVIA Holdings, Inc. (a)	25,553	5,997,034
Maravai LifeSciences Holdings, Inc.	22,749	885,164
Mettler-Toledo International, Inc. (a)	7,697	10,108,624
PerkinElmer, Inc.	7,913	1,025,762
PPD, Inc. (a)	48,413	2,236,681
PRA Health Sciences, Inc. (a)	19,115	3,190,102
Sotera Health Co.	15,299	394,102
Syneos Health, Inc. (a)	3,327	282,296
Thermo Fisher Scientific, Inc.	82,904	38,983,948
Waters Corp. (a)	1,602	480,392
		108,438,215
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	298,024	18,602,658
Eli Lilly & Co.	301,822	55,164,007
Horizon Therapeutics PLC (a)	65,104	6,160,140
Johnson & Johnson	127,128	20,687,539
Merck & Co., Inc.	793,109	59,086,621
Reata Pharmaceuticals, Inc. (a)(b)	1,732	175,625
Royalty Pharma PLC	51,973	2,286,812
Zoetis, Inc. Class A	154,548	26,741,440
		188,904,842

TOTAL HEALTH CARE		943,130,741

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	22,423	3,399,551
BWX Technologies, Inc.	21,583	1,444,334
HEICO Corp.	13,024	1,833,779
HEICO Corp. Class A	21,819	2,755,303
Huntington Ingalls Industries, Inc.	1,604	340,561
Lockheed Martin Corp.	88,315	33,609,156
Mercury Systems, Inc. (a)	16,557	1,245,749
Northrop Grumman Corp.	51,367	18,206,519
TransDigm Group, Inc. (a)	4,170	2,559,296
Virgin Galactic Holdings, Inc. (a)(b)	22,489	498,131
		65,892,379
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	8,052	781,688
Expeditors International of Washington, Inc.	36,678	4,029,445
United Parcel Service, Inc. Class B	169,110	34,474,765
XPO Logistics, Inc. (a)	1,945	270,588
		39,556,486
Building Products - 0.2%
Allegion PLC	21,186	2,846,975
Armstrong World Industries, Inc.	6,572	681,188
Carrier Global Corp.	110,526	4,816,723
The AZEK Co., Inc.	5,088	245,649
Trex Co., Inc. (a)	41,100	4,438,389
		13,028,924
Commercial Services & Supplies - 0.4%
Cintas Corp.	27,754	9,579,016
Copart, Inc. (a)	72,994	9,088,483
Driven Brands Holdings, Inc. (b)	1,617	46,117
IAA Spinco, Inc. (a)	11,346	712,642
MSA Safety, Inc.	2,845	457,362
Rollins, Inc.	69,011	2,572,730
Waste Management, Inc.	19,347	2,669,306
		25,125,656
Construction & Engineering - 0.0%
Quanta Services, Inc.	9,797	946,782
Electrical Equipment - 0.2%
Array Technologies, Inc.	5,306	149,417
Generac Holdings, Inc. (a)	19,871	6,437,210
Rockwell Automation, Inc.	20,096	5,310,569
Shoals Technologies Group, Inc.	2,926	93,837
Vertiv Holdings Co.	84,719	1,923,121
		13,914,154
Industrial Conglomerates - 0.4%
3M Co.	132,388	26,098,970
Roper Technologies, Inc.	5,194	2,318,809
		28,417,779
Machinery - 0.3%
Allison Transmission Holdings, Inc.	27,168	1,126,657
Donaldson Co., Inc.	4,561	286,796
Graco, Inc.	29,310	2,251,008
Illinois Tool Works, Inc.	49,502	11,408,231
Lincoln Electric Holdings, Inc.	8,596	1,100,718
Nordson Corp.	16,653	3,520,611
Toro Co.	34,121	3,910,267
		23,604,288
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp. Class A	48,284	4,005,158
CACI International, Inc. Class A (a)	1,420	361,901
CoreLogic, Inc.	1,377	109,747
CoStar Group, Inc. (a)	13,968	11,934,678
Dun & Bradstreet Holdings, Inc. (a)(b)	24,932	592,384
Equifax, Inc.	32,036	7,343,612
IHS Markit Ltd.	76,811	8,263,327
Leidos Holdings, Inc.	4,891	495,360
Science Applications International Corp.	3,082	275,592
TransUnion Holding Co., Inc.	61,767	6,460,211
Verisk Analytics, Inc.	56,613	10,654,567
		50,496,537
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	8,017	1,368,582
Landstar System, Inc.	10,943	1,885,260
Old Dominion Freight Lines, Inc.	29,899	7,708,261
Uber Technologies, Inc. (a)	380,101	20,818,132
Union Pacific Corp.	122,134	27,124,740
		58,904,975
Trading Companies & Distributors - 0.2%
Fastenal Co.	165,477	8,651,138
W.W. Grainger, Inc.	11,409	4,946,258
		13,597,396

TOTAL INDUSTRIALS		333,485,356

INFORMATION TECHNOLOGY - 43.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	17,304	5,453,702
CommScope Holding Co., Inc. (a)	7,400	121,730
Lumentum Holdings, Inc. (a)	3,623	308,136
Motorola Solutions, Inc.	6,153	1,158,610
Ubiquiti, Inc.	2,443	697,061
		7,739,239
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	122,748	8,265,850
CDW Corp.	50,344	8,977,846
Cognex Corp.	59,900	5,158,588
Coherent, Inc. (a)	7,303	1,898,707
Dolby Laboratories, Inc. Class A	2,659	269,809
IPG Photonics Corp. (a)	922	200,175
Jabil, Inc.	9,824	514,974
Keysight Technologies, Inc. (a)	22,279	3,215,974
Zebra Technologies Corp. Class A (a)	17,003	8,293,043
		36,794,966
IT Services - 8.6%
Accenture PLC Class A	227,407	65,941,208
Akamai Technologies, Inc. (a)	47,289	5,140,314
Automatic Data Processing, Inc.	132,064	24,694,647
BigCommerce Holdings, Inc. (a)(b)	13,428	804,874
Black Knight, Inc. (a)	53,786	3,895,182
Broadridge Financial Solutions, Inc.	40,552	6,432,764
Cognizant Technology Solutions Corp. Class A	13,492	1,084,757
EPAM Systems, Inc. (a)	18,968	8,682,602
Fastly, Inc. Class A (a)(b)	28,546	1,823,233
Fiserv, Inc. (a)	60,202	7,231,464
FleetCor Technologies, Inc. (a)	29,515	8,492,056
Gartner, Inc. (a)	30,666	6,006,856
Genpact Ltd.	25,840	1,228,175
Globant SA (a)	13,865	3,177,581
GoDaddy, Inc. (a)	60,949	5,291,592
Jack Henry & Associates, Inc.	21,630	3,522,013
MasterCard, Inc. Class A	315,424	120,510,893
MongoDB, Inc. Class A (a)	18,853	5,608,013
Okta, Inc. (a)	41,839	11,283,978
Paychex, Inc.	89,987	8,772,833
PayPal Holdings, Inc. (a)	420,140	110,198,521
Square, Inc. (a)	132,108	32,342,681
StoneCo Ltd. Class A (a)	72,072	4,658,734
Switch, Inc. Class A	32,622	605,791
The Western Union Co.	29,509	760,152
Twilio, Inc. Class A (a)	42,809	15,745,150
VeriSign, Inc. (a)	21,269	4,653,019
Visa, Inc. Class A	603,645	140,987,326
WEX, Inc. (a)	1,474	302,480
		609,878,889
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	398,660	32,538,629
Allegro MicroSystems LLC (a)	7,923	195,540
Analog Devices, Inc.	16,018	2,453,317
Applied Materials, Inc.	327,591	43,474,602
Broadcom, Inc.	133,803	61,040,929
Enphase Energy, Inc. (a)	37,824	5,266,992
Entegris, Inc.	44,653	5,027,035
KLA Corp.	55,516	17,506,971
Lam Research Corp.	51,062	31,681,418
Marvell Technology, Inc.	39,556	1,788,327
Maxim Integrated Products, Inc.	31,241	2,936,654
Microchip Technology, Inc.	67,036	10,074,840
MKS Instruments, Inc.	14,809	2,652,440
Monolithic Power Systems, Inc.	15,882	5,739,437
NVIDIA Corp.	211,146	126,767,835
Qualcomm, Inc.	402,493	55,866,028
SolarEdge Technologies, Inc. (a)	17,513	4,615,376
Teradyne, Inc.	59,207	7,405,612
Texas Instruments, Inc.	162,506	29,333,958
Universal Display Corp.	15,347	3,432,970
Xilinx, Inc.	87,750	11,228,490
		461,027,400
Software - 17.5%
2U, Inc. (a)(b)	9,471	371,737
Adobe, Inc. (a)	172,027	87,448,205
Alteryx, Inc. Class A (a)(b)	11,994	980,510
Anaplan, Inc. (a)	49,231	2,936,629
ANSYS, Inc. (a)	30,797	11,261,231
Aspen Technology, Inc. (a)	22,323	2,920,741
Atlassian Corp. PLC (a)	47,372	11,253,692
Autodesk, Inc. (a)	52,127	15,216,393
Avalara, Inc. (a)	30,085	4,263,345
Bill.Com Holdings, Inc. (a)	26,739	4,134,652
C3.Ai, Inc. (b)	5,230	346,540
Cadence Design Systems, Inc. (a)	98,741	13,011,102
CDK Global, Inc.	5,718	306,428
Ceridian HCM Holding, Inc. (a)	29,790	2,814,559
Citrix Systems, Inc.	12,312	1,524,841
Cloudflare, Inc. (a)	41,965	3,556,114
Coupa Software, Inc. (a)	25,261	6,796,219
Crowdstrike Holdings, Inc. (a)	40,375	8,418,591
Datadog, Inc. Class A (a)	55,335	4,746,083
Datto Holding Corp. (b)	5,432	138,788
DocuSign, Inc. (a)	65,069	14,506,483
Dropbox, Inc. Class A (a)	90,285	2,320,325
Duck Creek Technologies, Inc. (a)(b)	22,686	943,284
Dynatrace, Inc. (a)	66,301	3,450,304
Elastic NV (a)(b)	24,075	2,903,927
Everbridge, Inc. (a)(b)	13,121	1,741,288
Fair Isaac Corp. (a)	10,002	5,215,143
FireEye, Inc. (a)	20,135	400,183
Five9, Inc. (a)	22,540	4,236,844
Fortinet, Inc. (a)	47,644	9,730,334
Guidewire Software, Inc. (a)	6,184	652,474
HubSpot, Inc. (a)	14,809	7,796,198
Intuit, Inc.	90,230	37,189,197
Jamf Holding Corp. (a)(b)	8,443	308,338
JFrog Ltd. (b)	5,068	248,484
Manhattan Associates, Inc. (a)	20,193	2,771,287
McAfee Corp.	7,464	181,226
Medallia, Inc. (a)	33,393	984,760
Microsoft Corp.	2,677,883	675,308,535
nCino, Inc. (a)(b)	14,737	963,652
New Relic, Inc. (a)	20,155	1,295,967
NortonLifeLock, Inc.	195,640	4,227,780
Nutanix, Inc. Class A (a)	43,383	1,173,076
Oracle Corp.	579,574	43,925,913
Pagerduty, Inc. (a)(b)	26,551	1,127,355
Palo Alto Networks, Inc. (a)	34,097	12,049,539
Paycom Software, Inc. (a)	17,467	6,714,489
Paylocity Holding Corp. (a)	13,856	2,677,533
Pegasystems, Inc.	13,181	1,673,196
Proofpoint, Inc. (a)	20,683	3,559,751
PTC, Inc. (a)	37,185	4,869,004
RingCentral, Inc. (a)	28,422	9,065,197
Salesforce.com, Inc. (a)	290,782	66,972,910
ServiceNow, Inc. (a)	69,671	35,279,304
Slack Technologies, Inc. Class A (a)	177,144	7,510,906
Smartsheet, Inc. (a)	41,485	2,460,061
Splunk, Inc. (a)	46,986	5,939,970
SS&C Technologies Holdings, Inc.	16,658	1,236,357
Synopsys, Inc. (a)	50,322	12,432,553
Teradata Corp. (a)	30,368	1,502,305
The Trade Desk, Inc. (a)	14,818	10,806,916
Tyler Technologies, Inc. (a)	14,216	6,039,810
Unity Software, Inc. (b)	420	42,664
VMware, Inc. Class A (a)(b)	28,789	4,630,135
Workday, Inc. Class A (a)	64,168	15,849,496
Zendesk, Inc. (a)	41,531	6,069,756
Zoom Video Communications, Inc. Class A (a)	62,704	20,038,317
Zscaler, Inc. (a)	26,092	4,895,903
		1,248,364,829
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	5,665,354	744,767,428
Dell Technologies, Inc. (a)	5,643	554,876
NetApp, Inc.	43,100	3,219,139
Pure Storage, Inc. Class A (a)	53,545	1,082,680
		749,624,123

TOTAL INFORMATION TECHNOLOGY		3,113,429,446

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	10,164	2,932,111
Ecolab, Inc.	17,792	3,987,543
FMC Corp.	9,454	1,117,841
NewMarket Corp.	2,084	722,294
RPM International, Inc.	37,821	3,586,944
Sherwin-Williams Co.	88,105	24,129,316
The Scotts Miracle-Gro Co. Class A	13,500	3,120,660
W.R. Grace & Co.	7,700	529,221
		40,125,930
Containers & Packaging - 0.2%
Amcor PLC	87,140	1,023,895
Avery Dennison Corp.	12,167	2,605,806
Ball Corp.	106,523	9,974,814
Berry Global Group, Inc. (a)	16,127	1,026,000
Crown Holdings, Inc.	4,703	516,389
Graphic Packaging Holding Co.	20,773	385,339
		15,532,243
Metals & Mining - 0.0%
Royal Gold, Inc.	17,169	1,920,524

TOTAL MATERIALS		57,578,697

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	158,312	40,333,148
Americold Realty Trust	9,715	392,389
Brookfield Property REIT, Inc. Class A	14,865	267,347
CoreSite Realty Corp.	10,644	1,293,140
Crown Castle International Corp.	139,401	26,355,153
Equinix, Inc.	31,977	23,047,743
Equity Lifestyle Properties, Inc.	27,343	1,897,604
Extra Space Storage, Inc.	32,787	4,875,099
Iron Mountain, Inc.	62,149	2,493,418
Public Storage	35,624	10,016,044
SBA Communications Corp. Class A	5,629	1,687,124
Simon Property Group, Inc.	79,399	9,666,034
		122,324,243
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	32,356	1,158,992
TOTAL COMMON STOCKS
(Cost $4,296,921,198)		7,067,755,201
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $2,999,964)	3,000,000	2,999,999
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.04% (d)	40,914,878	$40,923,061
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	56,791,545	56,797,224
TOTAL MONEY MARKET FUNDS
(Cost $97,720,285)		97,720,285
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,397,641,447)		7,168,475,485
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(47,102,159)
NET ASSETS - 100%		$7,121,373,326

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	144	June 2021	$39,888,000	$1,499,617	$1,499,618
CME E-mini S&P 500 Index Contracts (United States)	61	June 2021	12,731,920	460,708	460,708
TOTAL FUTURES CONTRACTS					$1,960,326

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $109,053,022.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,700,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,369
Fidelity Securities Lending Cash Central Fund	157,364
Total	$286,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$868,916,121	$868,916,121	$--	$--
Consumer Discretionary	1,180,754,968	1,180,754,968	--	--
Consumer Staples	303,155,686	303,155,686	--	--
Energy	6,618,699	6,618,699	--	--
Financials	137,202,252	137,202,252	--	--
Health Care	943,130,741	943,130,741	--	--
Industrials	333,485,356	333,485,356	--	--
Information Technology	3,113,429,446	3,113,429,446	--	--
Materials	57,578,697	57,578,697	--	--
Real Estate	122,324,243	122,324,243	--	--
Utilities	1,158,992	1,158,992	--	--
U.S. Government and Government Agency Obligations	2,999,999	--	2,999,999	--
Money Market Funds	97,720,285	97,720,285	--	--
Total Investments in Securities:	$7,168,475,485	$7,165,475,486	$2,999,999	$--
Derivative Instruments:
Assets
Futures Contracts	$1,960,326	$1,960,326	$--	$--
Total Assets	$1,960,326	$1,960,326	$--	$--
Total Derivative Instruments:	$1,960,326	$1,960,326	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,960,326	$0
Total Equity Risk	1,960,326	0
Total Value of Derivatives	$1,960,326	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021
Assets
Investment in securities, at value (including securities loaned of $54,699,179) — See accompanying schedule: Unaffiliated issuers (cost $4,299,921,162)	$7,070,755,200
Fidelity Central Funds (cost $97,720,285)	97,720,285
Total Investment in Securities (cost $4,397,641,447)		$7,168,475,485
Cash		11,370
Receivable for investments sold		4,356
Receivable for fund shares sold		12,207,949
Dividends receivable		2,485,921
Distributions receivable from Fidelity Central Funds		7,647
Total assets		7,183,192,728
Liabilities
Payable for investments purchased	$11,370
Payable for fund shares redeemed	4,441,290
Accrued management fee	204,776
Payable for daily variation margin on futures contracts	352,086
Other payables and accrued expenses	7,032
Collateral on securities loaned	56,802,848
Total liabilities		61,819,402
Net Assets		$7,121,373,326
Net Assets consist of:
Paid in capital		$4,365,294,971
Total accumulated earnings (loss)		2,756,078,355
Net Assets		$7,121,373,326
Net Asset Value, offering price and redemption price per share ($7,121,373,326 ÷ 277,886,507 shares)		$25.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2021
Investment Income
Dividends		$47,873,399
Interest		13,577
Income from Fidelity Central Funds (including $157,364 from security lending)		286,733
Total income		48,173,709
Expenses
Management fee	$1,965,869
Independent trustees' fees and expenses	16,113
Total expenses before reductions	1,981,982
Expense reductions	(217)
Total expenses after reductions		1,981,765
Net investment income (loss)		46,191,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(61,204,248)
Fidelity Central Funds	(20,337)
Futures contracts	135,037,765
Total net realized gain (loss)		73,813,180
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,127,059,837
Fidelity Central Funds	(8,104)
Futures contracts	(50,955,750)
Total change in net unrealized appreciation (depreciation)		2,076,095,983
Net gain (loss)		2,149,909,163
Net increase (decrease) in net assets resulting from operations		$2,196,101,107

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2021	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,191,944	$35,402,448
Net realized gain (loss)	73,813,180	(21,691,559)
Change in net unrealized appreciation (depreciation)	2,076,095,983	313,265,326
Net increase (decrease) in net assets resulting from operations	2,196,101,107	326,976,215
Distributions to shareholders	(105,606,913)	(31,763,878)
Share transactions
Proceeds from sales of shares	3,333,287,751	2,402,091,356
Reinvestment of distributions	96,443,522	28,219,151
Cost of shares redeemed	(2,441,343,798)	(923,789,964)
Net increase (decrease) in net assets resulting from share transactions	988,387,475	1,506,520,543
Total increase (decrease) in net assets	3,078,881,669	1,801,732,880
Net Assets
Beginning of period	4,042,491,657	2,240,758,777
End of period	$7,121,373,326	$4,042,491,657
Other Information
Shares
Sold	152,304,192	147,076,458
Issued in reinvestment of distributions	4,500,812	1,670,269
Redeemed	(112,947,643)	(56,946,676)
Net increase (decrease)	43,857,361	91,800,051

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund

Years ended April 30,	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.27	$15.75	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.20	.19	.18	.13
Net realized and unrealized gain (loss)	8.60	1.50	2.13	2.00	1.50
Total from investment operations	8.78	1.70	2.32	2.18	1.63
Distributions from net investment income	(.18)	(.17)	(.15)	(.13)	(.03)
Distributions from net realized gain	(.24)	(.01)	(.04)	(.03)	–
Total distributions	(.42)	(.18)	(.19)	(.16)	(.03)
Net asset value, end of period	$25.63	$17.27	$15.75	$13.62	$11.60
Total ReturnC,D	51.34%	10.84%	17.34%	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.04%	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.05%G
Expenses net of all reductions	.04%	.04%	.04%	.04%	.05%G
Net investment income (loss)	.82%	1.20%	1.30%	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,121,373	$4,042,492	$2,240,759	$141,224	$758
Portfolio turnover rateH	21%	15%	14%	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2021

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,783,524,741
Gross unrealized depreciation	(37,204,704)
Net unrealized appreciation (depreciation)	$2,746,320,037
Tax Cost	$4,422,155,448

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,758,318
Net unrealized appreciation (depreciation) on securities and other investments	$2,746,320,037

The tax character of distributions paid was as follows:

	April 30, 2021	April 30, 2020
Ordinary Income	$47,665,963	$ 31,763,878
Long-term Capital Gains	57,940,950	–
Total	$105,606,913	$ 31,763,878

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	2,473,338,184	1,169,536,666

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	$44,181,909.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Index Fund	$16,366	$140	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $217.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from June 7, 2016 (commencement of operations) through April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 7, 2016 (commencement of operations) through April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800- 544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Large Cap Growth Index Fund	.03%
Actual		$1,000.00	$1,243.10	$.17
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2021, $37,959,648, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 75% and 94% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 80% and 96% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 4% and 5% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC1-I-ANN-0621
1.9879605.104

Fidelity® Series Large Cap Growth Index Fund

Annual Report

April 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Effective July 1, 2020, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the Index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2021	Past 1 year	Life of fundA
Fidelity® Series Large Cap Growth Index Fund	51.21%	23.64%

 A From August 17, 2018

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$17,749	Fidelity® Series Large Cap Growth Index Fund
$17,768	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 45.98% for the 12 months ending April 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of two COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars in aid to boost consumers and the economy. This backdrop fueled a sharp market rotation, with small-cap value stocks usurping long-standing leadership from large growth shares. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. Reflecting this shift, the financials sector (+63%) led the way for the full period, riding momentum among banks, whose profit outlook improved amid rising long-term interest rates and a steeper yield curve. Materials (+63%) and industrials (+61%) closely followed. Conversely, notable “laggards” included the defensive utilities (+21%) and consumer staples (+23%) sectors.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending April 30, 2021, the fund gained 51.21%, roughly in line with the 51.41% advance of the benchmark Russell 1000® Growth Index. By sector, information technology gained 59% and contributed most, followed by consumer discretionary, which gained 63%, and communication services, which advanced about 62%, lifted by the media & entertainment industry (+62%). The health care sector rose 27%, industrials gained 45%, and consumer staples advanced 25%. Other notable contributors included the financials (+36%), real estate (+22%), materials (+43%), energy (+61%), and utilities (+17%) sectors. Turning to individual stocks, the top contributor was Apple (+79%), from the technology hardware & equipment category, followed by Microsoft (+42%), within the software & services industry. In media & entertainment, Alphabet advanced about 76%, and Tesla (+351%) from the automobiles & components segment also helped. Amazon.com, within the retailing group, rose roughly 40% and boosted the fund. In contrast, the biggest individual detractor was Regeneron Pharmaceuticals (-8%), from the pharmaceuticals, biotechnology & life sciences industry. In pharmaceuticals, biotechnology & life sciences, Vertex Pharmaceuticals (-13%) and Merck (-3%) hurt. Boston Scientific, within the health care equipment & services segment, returned -11% and hindered the fund. Another detractor was Splunk (-10%), a stock in the software & services group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Apple, Inc.	10.5
Microsoft Corp.	9.5
Amazon.com, Inc.	7.4
Facebook, Inc. Class A	3.9
Alphabet, Inc. Class A	2.8
Alphabet, Inc. Class C	2.8
Tesla, Inc.	2.7
Visa, Inc. Class A	2.0
NVIDIA Corp.	1.8
MasterCard, Inc. Class A	1.7
45.1

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	43.9
Consumer Discretionary	16.7
Health Care	13.3
Communication Services	12.3
Industrials	4.7
Consumer Staples	4.3
Financials	1.9
Real Estate	1.7
Materials	0.8
Energy	0.1

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.0%

Schedule of Investments April 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 12.3%
Entertainment - 1.8%
Activision Blizzard, Inc.	8,307	$757,515
Electronic Arts, Inc.	1,103	156,714
Live Nation Entertainment, Inc. (a)	3,901	319,414
Netflix, Inc. (a)	11,719	6,017,355
Playtika Holding Corp.	1,004	27,891
Roku, Inc. Class A (a)	2,997	1,027,881
Spotify Technology SA (a)	3,688	929,819
Take-Two Interactive Software, Inc. (a)	2,899	508,427
World Wrestling Entertainment, Inc. Class A	1,288	70,982
Zynga, Inc. (a)	19,933	215,675
		10,031,673
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (a)	6,422	15,114,177
Class C (a)	6,215	14,978,896
Facebook, Inc. Class A (a)	66,172	21,511,194
IAC (a)	2,062	522,655
Match Group, Inc. (a)	6,159	958,525
Pinterest, Inc. Class A (a)	9,175	608,945
Zillow Group, Inc.:
Class A (a)	169	22,536
Class C (a)(b)	444	57,773
		53,774,701
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	6,196	224,977
Cable One, Inc.	147	263,130
Charter Communications, Inc. Class A (a)	3,491	2,351,014
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	466	21,059
Liberty SiriusXM Series C (a)	355	16,057
Nexstar Broadcasting Group, Inc. Class A	773	113,948
Sirius XM Holdings, Inc. (b)	18,522	112,984
		3,103,169

TOTAL COMMUNICATION SERVICES		66,909,543

CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.0%
BorgWarner, Inc.	893	43,382
Automobiles - 2.7%
Tesla, Inc. (a)	21,101	14,969,893
Distributors - 0.1%
Pool Corp.	1,066	450,406
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,132	163,948
Chegg, Inc. (a)	3,584	323,743
Frontdoor, Inc. (a)	426	22,804
H&R Block, Inc.	3,558	79,201
		589,696
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (a)	766	1,142,895
Domino's Pizza, Inc.	1,071	452,326
Expedia, Inc. (a)	426	75,074
Las Vegas Sands Corp. (a)	3,885	237,995
McDonald's Corp.	2,931	691,950
Planet Fitness, Inc. (a)	1,278	107,339
Starbucks Corp.	18,582	2,127,453
The Booking Holdings, Inc. (a)	1,126	2,776,806
Vail Resorts, Inc.	89	28,939
Wendy's Co.	4,898	110,548
Wynn Resorts Ltd. (a)	701	90,008
Yum China Holdings, Inc.	798	50,210
Yum! Brands, Inc.	633	75,656
		7,967,199
Household Durables - 0.0%
NVR, Inc. (a)	9	45,163
Tempur Sealy International, Inc.	3,910	149,127
		194,290
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (a)	11,685	40,516,803
eBay, Inc.	16,306	909,712
Etsy, Inc. (a)	3,247	645,471
GrubHub, Inc. (a)	268	18,235
Wayfair LLC Class A (a)	1,776	524,932
		42,615,153
Leisure Products - 0.1%
Mattel, Inc. (a)	5,549	119,082
Peloton Interactive, Inc. Class A (a)	1,676	164,835
Polaris, Inc.	151	21,145
		305,062
Multiline Retail - 0.4%
Dollar General Corp.	6,753	1,450,207
Dollar Tree, Inc. (a)	3,085	354,467
Ollie's Bargain Outlet Holdings, Inc. (a)	1,308	120,689
		1,925,363
Specialty Retail - 3.0%
AutoZone, Inc. (a)	370	541,724
Best Buy Co., Inc.	1,121	130,339
Burlington Stores, Inc. (a)	1,597	521,149
CarMax, Inc. (a)	354	47,167
Carvana Co. Class A (a)	1,537	438,445
Five Below, Inc. (a)	1,503	302,509
Floor & Decor Holdings, Inc. Class A (a)	2,579	286,063
Leslie's, Inc. (b)	764	21,713
Lowe's Companies, Inc.	20,216	3,967,390
O'Reilly Automotive, Inc. (a)	1,930	1,067,058
Petco Health & Wellness Co., Inc. (b)	673	15,896
Ross Stores, Inc.	7,779	1,018,582
The Home Depot, Inc.	14,802	4,790,963
TJX Companies, Inc.	26,741	1,898,611
Tractor Supply Co.	3,180	599,748
Ulta Beauty, Inc. (a)	1,377	453,515
Vroom, Inc.	2,272	105,125
Williams-Sonoma, Inc.	346	59,080
		16,265,077
Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. (a)	3,127	1,048,389
NIKE, Inc. Class B	34,229	4,539,450
VF Corp.	491	43,041
		5,630,880

TOTAL CONSUMER DISCRETIONARY		90,956,401

CONSUMER STAPLES - 4.3%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	245	298,040
Brown-Forman Corp.:
Class A	1,058	75,488
Class B (non-vtg.)	4,228	322,512
Monster Beverage Corp. (a)	10,159	985,931
PepsiCo, Inc.	28,071	4,046,715
The Coca-Cola Co.	62,524	3,375,046
		9,103,732
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	1,614	29,972
Costco Wholesale Corp.	10,738	3,995,502
Grocery Outlet Holding Corp. (a)	1,017	41,077
Sprouts Farmers Market LLC (a)	2,803	71,785
Sysco Corp.	9,499	804,850
		4,943,186
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	1,145	150,774
Campbell Soup Co.	2,629	125,535
Kellogg Co.	2,382	148,684
Lamb Weston Holdings, Inc.	927	74,624
McCormick & Co., Inc. (non-vtg.)	3,809	344,181
Pilgrim's Pride Corp. (a)	459	10,998
The Hershey Co.	3,129	514,095
		1,368,891
Household Products - 0.9%
Church & Dwight Co., Inc.	6,831	585,690
Energizer Holdings, Inc.	1,488	73,358
Procter & Gamble Co.	30,023	4,005,669
Reynolds Consumer Products, Inc. (b)	320	9,382
The Clorox Co.	2,455	448,038
		5,122,137
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	5,576	1,749,749
Herbalife Nutrition Ltd. (a)	354	16,203
		1,765,952
Tobacco - 0.2%
Altria Group, Inc.	22,330	1,066,258

TOTAL CONSUMER STAPLES		23,370,156

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)	6,347	492,019
Equitrans Midstream Corp.	736	6,006
		498,025
FINANCIALS - 1.9%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	2,293	126,963
Ares Management Corp.	2,928	153,779
Carlyle Group LP	242	10,324
Cboe Global Markets, Inc.	663	69,197
FactSet Research Systems, Inc.	1,021	343,281
Intercontinental Exchange, Inc.	5,369	631,985
LPL Financial	159	24,915
MarketAxess Holdings, Inc.	1,013	494,810
Moody's Corp.	4,474	1,461,701
Morningstar, Inc.	493	130,650
MSCI, Inc.	2,212	1,074,523
S&P Global, Inc.	3,915	1,528,377
T. Rowe Price Group, Inc.	1,581	283,315
Tradeweb Markets, Inc. Class A	1,987	161,503
Virtu Financial, Inc. Class A	1,636	48,475
		6,543,798
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	14	5,527
LendingTree, Inc. (a)	284	58,643
SLM Corp.	2,357	46,339
Upstart Holdings, Inc.	82	8,940
		119,449
Insurance - 0.7%
Alleghany Corp. (a)	37	25,122
Aon PLC	6,241	1,569,237
Axis Capital Holdings Ltd.	236	13,169
Brown & Brown, Inc.	400	21,272
Erie Indemnity Co. Class A	393	84,110
Lincoln National Corp.	630	40,402
Marsh & McLennan Companies, Inc.	10,826	1,469,088
Primerica, Inc.	668	106,726
Progressive Corp.	4,635	466,930
RenaissanceRe Holdings Ltd.	477	80,522
		3,876,578
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc.	1,225	27,501

TOTAL FINANCIALS		10,567,326

HEALTH CARE - 13.3%
Biotechnology - 3.2%
AbbVie, Inc.	45,633	5,088,080
ACADIA Pharmaceuticals, Inc. (a)	3,132	64,394
Acceleron Pharma, Inc. (a)	1,329	166,085
Agios Pharmaceuticals, Inc. (a)	144	8,035
Alexion Pharmaceuticals, Inc. (a)	915	154,342
Alnylam Pharmaceuticals, Inc. (a)	3,174	446,391
Amgen, Inc.	16,053	3,846,941
Biogen, Inc. (a)	1,265	338,172
BioMarin Pharmaceutical, Inc. (a)	4,504	350,952
bluebird bio, Inc. (a)	770	23,100
Exact Sciences Corp. (a)	3,552	468,225
Exelixis, Inc. (a)	3,130	77,061
Global Blood Therapeutics, Inc. (a)(b)	1,658	67,613
Incyte Corp. (a)	5,062	432,194
Ionis Pharmaceuticals, Inc. (a)	1,734	74,250
Iovance Biotherapeutics, Inc. (a)	3,809	119,755
Moderna, Inc. (a)	7,855	1,404,631
Neurocrine Biosciences, Inc. (a)	2,549	240,855
Regeneron Pharmaceuticals, Inc. (a)	2,664	1,282,183
Repligen Corp. (a)	1,492	315,871
Sage Therapeutics, Inc. (a)	128	10,081
Sana Biotechnology, Inc. (b)	535	11,503
Sarepta Therapeutics, Inc. (a)	2,054	145,505
Seagen, Inc. (a)	3,481	500,429
Vertex Pharmaceuticals, Inc. (a)	7,151	1,560,348
		17,196,996
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	18,291	2,196,383
Abiomed, Inc. (a)	1,218	390,649
Align Technology, Inc. (a)	2,148	1,279,198
Baxter International, Inc.	5,870	503,000
DexCom, Inc. (a)	2,532	977,605
Edwards Lifesciences Corp. (a)	16,986	1,622,503
Haemonetics Corp. (a)	1,285	86,429
Hill-Rom Holdings, Inc.	224	24,689
Hologic, Inc. (a)	4,912	321,982
ICU Medical, Inc. (a)	155	32,282
IDEXX Laboratories, Inc. (a)	2,315	1,270,912
Insulet Corp. (a)	1,803	532,282
Intuitive Surgical, Inc. (a)	3,189	2,758,485
Masimo Corp. (a)	1,343	312,476
Novocure Ltd. (a)	2,771	565,561
Penumbra, Inc. (a)	906	277,227
Quidel Corp. (a)	1,020	106,886
ResMed, Inc.	3,943	741,166
STERIS PLC	110	23,212
Stryker Corp.	3,113	817,567
Tandem Diabetes Care, Inc. (a)	1,501	137,942
Teleflex, Inc.	803	339,251
The Cooper Companies, Inc.	166	68,208
West Pharmaceutical Services, Inc.	2,019	663,282
		16,049,177
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	881	237,738
AmerisourceBergen Corp.	1,916	231,453
Anthem, Inc.	1,763	668,865
Cardinal Health, Inc.	8,044	485,375
Centene Corp. (a)	4,653	287,276
Chemed Corp.	424	202,083
Cigna Corp.	2,560	637,466
DaVita HealthCare Partners, Inc. (a)	329	38,338
Encompass Health Corp.	1,220	103,529
Guardant Health, Inc. (a)	2,259	359,136
HCA Holdings, Inc.	3,826	769,256
Humana, Inc.	1,352	601,964
Laboratory Corp. of America Holdings (a)	139	36,956
McKesson Corp.	3,268	612,946
Molina Healthcare, Inc. (a)	1,083	276,273
Oak Street Health, Inc. (a)(b)	1,338	82,461
Signify Health, Inc.	433	12,276
UnitedHealth Group, Inc.	21,645	8,632,026
		14,275,417
Health Care Technology - 0.4%
American Well Corp.	1,039	15,990
Cerner Corp.	8,371	628,244
Certara, Inc.	652	20,740
Change Healthcare, Inc. (a)	4,838	111,032
Teladoc Health, Inc. (a)(b)	2,760	475,686
Veeva Systems, Inc. Class A (a)	3,722	1,051,279
		2,302,971
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	1,580	312,524
Adaptive Biotechnologies Corp. (a)	2,043	84,989
Agilent Technologies, Inc.	733	97,958
Avantor, Inc. (a)	13,621	436,417
Berkeley Lights, Inc. (a)	385	18,907
Bio-Techne Corp.	994	424,925
Bruker Corp.	1,221	83,663
Charles River Laboratories International, Inc. (a)	1,192	396,280
Illumina, Inc. (a)	4,042	1,587,859
IQVIA Holdings, Inc. (a)	1,983	465,390
Maravai LifeSciences Holdings, Inc.	1,725	67,120
Mettler-Toledo International, Inc. (a)	597	784,052
PerkinElmer, Inc.	601	77,908
PPD, Inc. (a)	3,675	169,785
PRA Health Sciences, Inc. (a)	1,472	245,662
Sotera Health Co.	1,167	30,062
Syneos Health, Inc. (a)	222	18,837
Thermo Fisher Scientific, Inc.	6,389	3,004,299
Waters Corp. (a)	118	35,385
		8,342,022
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	22,643	1,413,376
Eli Lilly & Co.	23,211	4,242,274
Horizon Therapeutics PLC (a)	4,967	469,978
Johnson & Johnson	9,735	1,584,177
Merck & Co., Inc.	60,835	4,532,208
Reata Pharmaceuticals, Inc. (a)(b)	654	66,316
Royalty Pharma PLC (b)	3,814	167,816
Zoetis, Inc. Class A	11,849	2,050,232
		14,526,377

TOTAL HEALTH CARE		72,692,960

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	1,720	260,769
BWX Technologies, Inc.	1,672	111,890
HEICO Corp.	969	136,435
HEICO Corp. Class A	1,741	219,853
Huntington Ingalls Industries, Inc.	94	19,958
Lockheed Martin Corp.	6,817	2,594,278
Mercury Systems, Inc. (a)	1,231	92,620
Northrop Grumman Corp.	3,954	1,401,456
TransDigm Group, Inc. (a)	323	198,238
Virgin Galactic Holdings, Inc. (a)(b)	1,640	36,326
		5,071,823
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	592	57,471
Expeditors International of Washington, Inc.	2,830	310,904
United Parcel Service, Inc. Class B	13,023	2,654,869
XPO Logistics, Inc. (a)	134	18,642
		3,041,886
Building Products - 0.2%
Allegion PLC	1,642	220,652
Armstrong World Industries, Inc.	511	52,965
Carrier Global Corp.	8,577	373,786
The AZEK Co., Inc.	367	17,719
Trex Co., Inc. (a)	3,180	343,408
		1,008,530
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,151	742,396
Copart, Inc. (a)	5,644	702,734
Driven Brands Holdings, Inc.	25	713
IAA Spinco, Inc. (a)	916	57,534
MSA Safety, Inc.	215	34,563
Rollins, Inc.	5,324	198,479
Waste Management, Inc.	1,519	209,576
		1,945,995
Construction & Engineering - 0.0%
Quanta Services, Inc.	781	75,476
Electrical Equipment - 0.2%
Array Technologies, Inc.	256	7,209
Generac Holdings, Inc. (a)	1,533	496,615
Rockwell Automation, Inc.	1,548	409,074
Shoals Technologies Group, Inc.	190	6,093
Vertiv Holdings Co.	6,536	148,367
		1,067,358
Industrial Conglomerates - 0.4%
3M Co.	10,215	2,013,785
Roper Technologies, Inc.	399	178,130
		2,191,915
Machinery - 0.3%
Allison Transmission Holdings, Inc.	2,027	84,060
Donaldson Co., Inc.	364	22,888
Graco, Inc.	2,266	174,029
Illinois Tool Works, Inc.	3,837	884,275
Lincoln Electric Holdings, Inc.	674	86,306
Nordson Corp.	1,288	272,296
Toro Co.	2,645	303,117
		1,826,971
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp. Class A	3,714	308,076
CACI International, Inc. Class A (a)	114	29,054
CoreLogic, Inc.	97	7,731
CoStar Group, Inc. (a)	1,073	916,803
Dun & Bradstreet Holdings, Inc. (a)	1,872	44,479
Equifax, Inc.	2,468	565,740
IHS Markit Ltd.	5,950	640,101
Leidos Holdings, Inc.	348	35,245
Science Applications International Corp.	233	20,835
TransUnion Holding Co., Inc.	4,759	497,744
Verisk Analytics, Inc.	4,361	820,740
		3,886,548
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	623	106,352
Landstar System, Inc.	867	149,367
Old Dominion Freight Lines, Inc.	2,311	595,799
Uber Technologies, Inc. (a)	29,201	1,599,339
Union Pacific Corp.	9,414	2,090,755
		4,541,612
Trading Companies & Distributors - 0.2%
Fastenal Co.	12,778	668,034
W.W. Grainger, Inc.	882	382,382
		1,050,416

TOTAL INDUSTRIALS		25,708,530

INFORMATION TECHNOLOGY - 43.9%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,325	417,600
CommScope Holding Co., Inc. (a)	316	5,198
Lumentum Holdings, Inc. (a)	246	20,922
Motorola Solutions, Inc.	479	90,196
Ubiquiti, Inc.	193	55,069
		588,985
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	9,516	640,807
CDW Corp.	3,902	695,844
Cognex Corp.	4,607	396,755
Coherent, Inc. (a)	554	144,034
Dolby Laboratories, Inc. Class A	234	23,744
IPG Photonics Corp. (a)	55	11,941
Jabil, Inc.	733	38,424
Keysight Technologies, Inc. (a)	1,723	248,715
Zebra Technologies Corp. Class A (a)	1,320	643,817
		2,844,081
IT Services - 8.6%
Accenture PLC Class A	17,563	5,092,743
Akamai Technologies, Inc. (a)	3,622	393,711
Automatic Data Processing, Inc.	10,181	1,903,745
BigCommerce Holdings, Inc. (a)	1,005	60,240
Black Knight, Inc. (a)	4,156	300,978
Broadridge Financial Solutions, Inc.	3,146	499,050
Cognizant Technology Solutions Corp. Class A	1,054	84,742
EPAM Systems, Inc. (a)	1,462	669,231
Fastly, Inc. Class A (a)(b)	2,168	138,470
Fiserv, Inc. (a)	4,664	560,240
FleetCor Technologies, Inc. (a)	2,268	652,549
Gartner, Inc. (a)	2,380	466,194
Genpact Ltd.	2,019	95,963
Globant SA (a)	1,059	242,702
GoDaddy, Inc. (a)	4,624	401,456
Jack Henry & Associates, Inc.	1,638	266,716
MasterCard, Inc. Class A	24,311	9,288,261
MongoDB, Inc. Class A (a)	1,433	426,260
Okta, Inc. (a)	3,197	862,231
Paychex, Inc.	6,968	679,310
PayPal Holdings, Inc. (a)	32,363	8,488,491
Square, Inc. (a)	10,177	2,491,533
StoneCo Ltd. Class A (a)	5,545	358,429
Switch, Inc. Class A	2,445	45,404
The Western Union Co.	2,267	58,398
Twilio, Inc. Class A (a)	3,291	1,210,430
VeriSign, Inc. (a)	1,644	359,658
Visa, Inc. Class A	46,528	10,867,080
WEX, Inc. (a)	113	23,189
		46,987,404
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	30,683	2,504,346
Allegro MicroSystems LLC (a)	510	12,587
Analog Devices, Inc.	1,225	187,621
Applied Materials, Inc.	25,245	3,350,264
Broadcom, Inc.	10,317	4,706,615
Enphase Energy, Inc. (a)	2,905	404,521
Entegris, Inc.	3,448	388,176
KLA Corp.	4,271	1,346,860
Lam Research Corp.	3,932	2,439,609
Marvell Technology, Inc.	3,101	140,196
Maxim Integrated Products, Inc.	2,425	227,950
Microchip Technology, Inc.	5,156	774,895
MKS Instruments, Inc.	1,120	200,603
Monolithic Power Systems, Inc.	1,211	437,631
NVIDIA Corp.	16,268	9,766,982
Qualcomm, Inc.	31,012	4,304,466
SolarEdge Technologies, Inc. (a)	1,344	354,198
Teradyne, Inc.	4,550	569,114
Texas Instruments, Inc.	12,596	2,273,704
Universal Display Corp.	1,181	264,178
Xilinx, Inc.	6,719	859,763
		35,514,279
Software - 17.6%
2U, Inc. (a)(b)	618	24,257
Adobe, Inc. (a)	13,257	6,739,063
Alteryx, Inc. Class A (a)	1,492	121,971
Anaplan, Inc. (a)	3,697	220,526
ANSYS, Inc. (a)	2,358	862,226
Aspen Technology, Inc. (a)	1,732	226,615
Atlassian Corp. PLC (a)	3,612	858,067
Autodesk, Inc. (a)	4,025	1,174,938
Avalara, Inc. (a)	2,266	321,115
Bill.Com Holdings, Inc. (a)	2,038	315,136
C3.Ai, Inc. (b)	360	23,854
Cadence Design Systems, Inc. (a)	7,587	999,739
CDK Global, Inc.	444	23,794
Ceridian HCM Holding, Inc. (a)	2,254	212,958
Citrix Systems, Inc.	907	112,332
Cloudflare, Inc. (a)	3,174	268,965
Coupa Software, Inc. (a)	1,913	514,674
Crowdstrike Holdings, Inc. (a)	3,094	645,130
Datadog, Inc. Class A (a)	4,189	359,291
Datto Holding Corp. (b)	255	6,515
DocuSign, Inc. (a)	4,988	1,112,025
Dropbox, Inc. Class A (a)	6,747	173,398
Duck Creek Technologies, Inc. (a)(b)	1,674	69,605
Dynatrace, Inc. (a)	5,016	261,033
Elastic NV (a)(b)	1,816	219,046
Everbridge, Inc. (a)	971	128,861
Fair Isaac Corp. (a)	769	400,964
FireEye, Inc. (a)	1,387	27,567
Five9, Inc. (a)	1,698	319,173
Fortinet, Inc. (a)	3,658	747,073
Guidewire Software, Inc. (a)	461	48,640
HubSpot, Inc. (a)	1,138	599,100
Intuit, Inc.	6,943	2,861,627
Jamf Holding Corp. (a)	592	21,620
JFrog Ltd. (b)	319	15,641
Manhattan Associates, Inc. (a)	1,545	212,036
McAfee Corp.	399	9,688
Medallia, Inc. (a)(b)	2,387	70,393
Microsoft Corp.	206,362	52,040,369
nCino, Inc. (a)(b)	1,064	69,575
New Relic, Inc. (a)	1,507	96,900
NortonLifeLock, Inc.	14,865	321,233
Nutanix, Inc. Class A (a)	5,148	139,202
Oracle Corp.	44,682	3,386,449
Pagerduty, Inc. (a)	1,927	81,820
Palo Alto Networks, Inc. (a)	2,614	923,761
Paycom Software, Inc. (a)	1,336	513,572
Paylocity Holding Corp. (a)	1,044	201,743
Pegasystems, Inc.	994	126,178
Proofpoint, Inc. (a)	1,556	267,803
PTC, Inc. (a)	2,868	375,536
RingCentral, Inc. (a)	2,165	690,527
Salesforce.com, Inc. (a)	22,398	5,158,707
ServiceNow, Inc. (a)	5,357	2,712,624
Slack Technologies, Inc. Class A (a)	13,627	577,785
Smartsheet, Inc. (a)	3,149	186,736
Splunk, Inc. (a)	4,454	563,075
SS&C Technologies Holdings, Inc.	1,295	96,115
Synopsys, Inc. (a)	3,862	954,146
Teradata Corp. (a)	2,260	111,802
The Trade Desk, Inc. (a)	1,137	829,225
Tyler Technologies, Inc. (a)	1,090	463,097
Unity Software, Inc. (b)	670	68,059
VMware, Inc. Class A (a)(b)	2,216	356,399
Workday, Inc. Class A (a)	4,929	1,217,463
Zendesk, Inc. (a)	3,177	464,319
Zoom Video Communications, Inc. Class A (a)	4,822	1,540,967
Zscaler, Inc. (a)	1,988	373,028
		96,236,871
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	436,544	57,388,068
Dell Technologies, Inc. (a)	465	45,723
NetApp, Inc.	3,286	245,431
Pure Storage, Inc. Class A (a)	3,993	80,738
		57,759,960

TOTAL INFORMATION TECHNOLOGY		239,931,580

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	767	221,264
Ecolab, Inc.	1,364	305,700
FMC Corp.	710	83,950
NewMarket Corp.	161	55,801
RPM International, Inc.	2,933	278,166
Sherwin-Williams Co.	6,809	1,864,781
The Scotts Miracle-Gro Co. Class A	1,041	240,638
W.R. Grace & Co.	527	36,221
		3,086,521
Containers & Packaging - 0.2%
Amcor PLC	6,567	77,162
Avery Dennison Corp.	943	201,962
Ball Corp.	8,211	768,878
Berry Global Group, Inc. (a)	1,260	80,161
Crown Holdings, Inc.	366	40,187
Graphic Packaging Holding Co.	1,602	29,717
		1,198,067
Metals & Mining - 0.0%
Royal Gold, Inc.	1,312	146,760

TOTAL MATERIALS		4,431,348

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	12,154	3,096,475
Americold Realty Trust	618	24,961
Brookfield Property REIT, Inc. Class A	1,044	18,776
CoreSite Realty Corp.	752	91,360
Crown Castle International Corp.	10,679	2,018,972
Equinix, Inc.	2,446	1,762,979
Equity Lifestyle Properties, Inc.	1,936	134,358
Extra Space Storage, Inc.	2,481	368,900
Iron Mountain, Inc.	4,656	186,799
Public Storage	2,706	760,819
SBA Communications Corp. Class A	409	122,585
Simon Property Group, Inc.	7,080	861,919
		9,448,903
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	2,334	83,604
TOTAL COMMON STOCKS
(Cost $360,256,728)		544,598,376

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.04% (c)	3,817,384	3,818,147
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	2,194,963	2,195,182
TOTAL MONEY MARKET FUNDS
(Cost $6,013,329)		6,013,329
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $366,270,057)		550,611,705
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,602,446)
NET ASSETS - 100%		$546,009,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	4	June 2021	$1,108,000	$81,413	$81,413
CME E-mini S&P 500 Index Contracts (United States)	2	June 2021	417,440	17,164	17,164
TOTAL FUTURES CONTRACTS					$98,577

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $7,162,583.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,990
Fidelity Securities Lending Cash Central Fund	11,939
Total	$21,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$66,909,543	$66,909,543	$--	$--
Consumer Discretionary	90,956,401	90,956,401	--	--
Consumer Staples	23,370,156	23,370,156	--	--
Energy	498,025	498,025	--	--
Financials	10,567,326	10,567,326	--	--
Health Care	72,692,960	72,692,960	--	--
Industrials	25,708,530	25,708,530	--	--
Information Technology	239,931,580	239,931,580	--	--
Materials	4,431,348	4,431,348	--	--
Real Estate	9,448,903	9,448,903	--	--
Utilities	83,604	83,604	--	--
Money Market Funds	6,013,329	6,013,329	--	--
Total Investments in Securities:	$550,611,705	$550,611,705	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$98,577	$98,577	$--	$--
Total Assets	$98,577	$98,577	$--	$--
Total Derivative Instruments:	$98,577	$98,577	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$98,577	$0
Total Equity Risk	98,577	0
Total Value of Derivatives	$98,577	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021
Assets
Investment in securities, at value (including securities loaned of $2,120,759) — See accompanying schedule: Unaffiliated issuers (cost $360,256,728)	$544,598,376
Fidelity Central Funds (cost $6,013,329)	6,013,329
Total Investment in Securities (cost $366,270,057)		$550,611,705
Segregated cash with brokers for derivative instruments		232,000
Cash		46,678
Receivable for investments sold		4,965,745
Receivable for fund shares sold		893
Dividends receivable		194,545
Distributions receivable from Fidelity Central Funds		423
Receivable from investment adviser for expense reductions		2,817
Total assets		556,054,806
Liabilities
Payable for fund shares redeemed	$7,811,660
Payable for daily variation margin on futures contracts	29,969
Other payables and accrued expenses	8,743
Collateral on securities loaned	2,195,175
Total liabilities		10,045,547
Net Assets		$546,009,259
Net Assets consist of:
Paid in capital		$361,662,397
Total accumulated earnings (loss)		184,346,862
Net Assets		$546,009,259
Net Asset Value, offering price and redemption price per share ($546,009,259 ÷ 32,395,938 shares)		$16.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2021
Investment Income
Dividends		$3,446,775
Income from Fidelity Central Funds (including $11,939 from security lending)		21,929
Total income		3,468,704
Expenses
Custodian fees and expenses	$23,917
Independent trustees' fees and expenses	1,148
Interest	256
Miscellaneous	380
Total expenses before reductions	25,701
Expense reductions	(6,051)
Total expenses after reductions		19,650
Net investment income (loss)		3,449,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,087,160)
Fidelity Central Funds	(1,740)
Futures contracts	11,163,526
Total net realized gain (loss)		8,074,626
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	152,541,932
Fidelity Central Funds	(545)
Futures contracts	(4,249,144)
Total change in net unrealized appreciation (depreciation)		148,292,243
Net gain (loss)		156,366,869
Net increase (decrease) in net assets resulting from operations		$159,815,923

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2021	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,449,054	$3,492,545
Net realized gain (loss)	8,074,626	699,704
Change in net unrealized appreciation (depreciation)	148,292,243	26,182,762
Net increase (decrease) in net assets resulting from operations	159,815,923	30,375,011
Distributions to shareholders	(11,868,794)	(3,959,843)
Share transactions
Proceeds from sales of shares	237,076,669	130,862,339
Reinvestment of distributions	11,868,794	3,959,843
Cost of shares redeemed	(148,710,860)	(127,233,857)
Net increase (decrease) in net assets resulting from share transactions	100,234,603	7,588,325
Total increase (decrease) in net assets	248,181,732	34,003,493
Net Assets
Beginning of period	297,827,527	263,824,034
End of period	$546,009,259	$297,827,527
Other Information
Shares
Sold	15,983,864	11,928,329
Issued in reinvestment of distributions	873,907	350,171
Redeemed	(10,316,427)	(11,460,435)
Net increase (decrease)	6,541,344	818,065

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

Years ended April 30,	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.14	.06
Net realized and unrealized gain (loss)	5.67	.99	.53
Total from investment operations	5.79	1.13	.59
Distributions from net investment income	(.13)	(.10)	(.05)
Distributions from net realized gain	(.33)	(.05)	–
Total distributions	(.46)	(.15)	(.05)
Net asset value, end of period	$16.85	$11.52	$10.54
Total ReturnC,D	51.21%	10.77%	5.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%	.01%	.05%G
Expenses net of fee waivers, if any	- %H	.01%	.01%G
Expenses net of all reductions	- %H	.01%	.01%G
Net investment income (loss)	.85%	1.24%	.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$546,009	$297,828	$263,824
Portfolio turnover rateI	40%	45%	21%G

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2021

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$186,946,066
Gross unrealized depreciation	(5,046,931)
Net unrealized appreciation (depreciation)	$181,899,135
Tax Cost	$368,712,570

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,910,763
Undistributed long-term capital gain	$536,966
Net unrealized appreciation (depreciation) on securities and other investments	$181,899,133

The tax character of distributions paid was as follows:

	April 30, 2021	April 30, 2020
Ordinary Income	$8,687,561	$ 3,831,107
Long-term Capital Gains	3,181,233	128,736
Total	$11,868,794	$ 3,959,843

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	281,678,931	155,199,164

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$7,093,000.32%		$256

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Large Cap Growth Index Fund	$380

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Growth Index Fund	$1,146	$12	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2024. The expense limitation prior to August 1, 2020 was .014%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,051.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Large Cap Growth Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2021, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from August 17, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from August 17, 2018 (commencement of operations) to April 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 14, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Series Large Cap Growth Index Fund	- %-C
Actual		$1,000.00	$1,242.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Large Cap Growth Index Fund voted to pay on June 7, 2021, to shareholders of record at the opening of business on June 4, 2021, a distribution of $0.039 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.032 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2021, $615,173, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 31% and 37% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 33% and 37% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2% and 3% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CGI-ANN-0621
1.9891255.102

Item 2.

Code of Ethics

As of the end of the period, April 30, 2021, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund, Fidelity Series Large Cap Growth Index Fund and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$38,700	$-	$6,900	$1,000
Fidelity Flex Small Cap Index Fund	$48,200	$-	$6,700	$1,200
Fidelity Large Cap Growth Index Fund	$37,700	$-	$6,900	$900
Fidelity Large Cap Value Index Fund	$37,700	$-	$7,100	$900
Fidelity Mid Cap Index Fund	$38,800	$-	$7,400	$1,000
Fidelity Series Large Cap Growth Index Fund	$37,800	$-	$7,400	$900
Fidelity Small Cap Index Fund	$48,200	$-	$7,200	$1,200

April 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$40,100	$-	$6,900	$900
Fidelity Flex Small Cap Index Fund	$49,800	$100	$6,700	$1,100
Fidelity Large Cap Growth Index Fund	$39,100	$-	$6,900	$900
Fidelity Large Cap Value Index Fund	$39,100	$-	$6,900	$900
Fidelity Mid Cap Index Fund	$40,200	$-	$6,900	$900
Fidelity Series Large Cap Growth Index Fund	$39,200	$-	$6,900	$800
Fidelity Small Cap Index Fund	$49,800	$100	$6,700	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2021A	April 30, 2020A
Audit-Related Fees	$-	$-
Tax Fees	$-	$3,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2021A	April 30, 2020A
Deloitte Entities	$578,300	$559,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021